September 30, 2002

WORLD CLASS
INSTITUTIONAL
ASSET MANAGEMENT
AT A PERSONAL LEVEL


Not FDIC Insured
May Lose Value
No Bank Guarantee


TAXABLE
BOND
PORTFOLIOS

ANNUAL REPORT
TO SHAREHOLDERS

                                                               [GRAPHIC OMITTED]

                                                                       BLACKROCK
                                                                           FUNDS

                                 BLACKROCK FUNDS

                             TAXABLE BOND PORTFOLIOS

* Low Duration Bond
* Intermediate Government Bond
* Intermediate Bond
* Core Bond Total Return
* Core PLUS Total Return

* Government Income
* GNMA
* Managed Income
* International Bond
* High Yield Bond

                                TABLE of CONTENTS

SHAREHOLDER LETTER...........................................................  1
PORTFOLIO SUMMARIES
      Low Duration Bond......................................................  2
      Intermediate Government Bond...........................................  3
      Intermediate Bond......................................................  4
      Core Bond Total Return.................................................  5
      Core PLUS Total Return.................................................  6
      Government Income......................................................  7
      GNMA...................................................................  8
      Managed Income.........................................................  9
      International Bond..................................................... 10
      High Yield Bond........................................................ 11
      Note on Performance Information........................................ 12
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS........................... 13-62
      Intermediate Bond Statement of Assets & Liabilities.................... 27
      Core Bond Total Return Statement of Assets & Liabilities............... 35
      Government Income Statement of Assets & Liabilities.................... 44
      GNMA Statement of Assets & Liabilities................................. 46
      Managed Income Statement of Assets & Liabilities....................... 53
      International Bond Statement of Assets & Liabilities................... 56
      High Yield Bond Statement of Assets & Liabilities...................... 62
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations............................................ 64-65
      Statements of Cash Flows............................................ 66-67
      Statements of Changes in Net Assets................................. 68-71
      Financial Highlights................................................ 72-83
NOTES TO FINANCIAL STATEMENTS............................................ 84-101
REPORT OF INDEPENDENT ACCOUNTANTS........................................... 102
FUND MANAGEMENT......................................................... 103-105

--------------------------------------------------------------------------------
                      PRIVACY PRINCIPLES OF BLACKROCK FUNDS

BLACKROCK FUNDS IS COMMITTED TO MAINTAINING THE PRIVACY OF ITS SHAREHOLDERS AND TO SAFEGUARDING THEIR NONPUBLIC PERSONAL INFORMATION. THE FOLLOWING INFORMATION IS PROVIDED TO HELP YOU UNDERSTAND WHAT PERSONAL INFORMATION BLACKROCK FUNDS COLLECTS, HOW WE PROTECT THAT INFORMATION, AND WHY IN CERTAIN CASES WE MAY SHARE SUCH INFORMATION WITH SELECT OTHER PARTIES.

BLACKROCK FUNDS DOES NOT RECEIVE ANY NONPUBLIC PERSONAL INFORMATION RELATING TO ITS SHAREHOLDERS WHO PURCHASE SHARES THROUGH THEIR BROKER-DEALERS. IN THE CASE OF SHAREHOLDERS WHO ARE RECORD OWNERS OF BLACKROCK FUNDS, BLACKROCK FUNDS RECEIVES NONPUBLIC PERSONAL INFORMATION ON ACCOUNT APPLICATIONS OR OTHER FORMS. WITH RESPECT TO THESE SHAREHOLDERS, BLACKROCK FUNDS ALSO HAS ACCESS TO SPECIFIC INFORMATION REGARDING THEIR TRANSACTIONS IN BLACKROCK FUNDS.

BLACKROCK FUNDS DOES NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS OR FORMER SHAREHOLDERS TO ANYONE, EXCEPT AS PERMITTED BY LAW OR AS IS NECESSARY IN ORDER TO SERVICE OUR SHAREHOLDERS' ACCOUNTS (FOR EXAMPLE, TO A TRANSFER AGENT).

BLACKROCK FUNDS RESTRICTS ACCESS TO NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO BLACKROCK EMPLOYEES WITH A LEGITIMATE BUSINESS NEED FOR THE INFORMATION. BLACKROCK FUNDS MAINTAINS PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS DESIGNED TO PROTECT THE NONPUBLIC PERSONAL INFORMATION OF OUR SHAREHOLDERS.
--------------------------------------------------------------------------------

                                 BLACKROCK FUNDS

September 30, 2002

Dear Shareholder:

      We are pleased to present the Annual Report to Shareholders of the BlackRock Taxable Bond Portfolios for the year ending September 30, 2002. This report includes comments from portfolio managers, performance, and other relevant information regarding the BlackRock Funds. We encourage you to read the report, and we thank you for making BlackRock part of your investment program.

      Investors have faced much uncertainty over the past year. Corporate governance issues, global political unrest, earnings disappointments and the prospect of a war in the Middle East continue to underscore a jittery equity market and a general sense of investor uncertainty. In this volatile environment, many investors sought refuge in more conservative investments. This, combined with expectations of accommodative monetary policy, created a positive environment for fixed income securities.

      The LEHMAN AGGREGATE INDEX, a broad measure of the taxable fixed income market, returned 8.60% for the year ending September 30, 2002.(1) For the same period, the S&P 500 INDEX returned -20.49%.(2) Within the fixed income market, mortgages and Treasuries were strong performers. Their high credit quality profile attracted investors, especially as prospects for a near-term economic recovery became less clear. On a relative basis, corporates did not fare as well. This was a result of a number of factors, including concerns over corporate malfeasance and geopolitical unrest.

      BlackRock approaches its investments within a risk-controlled framework and strives to provide its investors with consistent excess returns. Given the widespread volatility in the financial markets, BlackRock has favored a conservative strategy. Throughout the period, we maintained a high quality bias and emphasized lower volatility securities. We remain confident in our disciplined approach to fixed income investing, and believe it is appropriate for long-term investors.

      The recent market environment has reiterated what we long believed - that fixed income is an important part of a diversified investment portfolio. The strategy for investors remains the same: establish a long-term investment plan that fits your overall goals and risk tolerance and then stay the course. We encourage investors to consult with their financial advisors for help in making decisions for their long-term financial plans.

      On behalf of BlackRock, we thank you for your continued confidence and appreciate the opportunity to help you achieve your financial goals.

Sincerely,

Anne Ackerley
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

1 The LEHMAN  AGGREGATE INDEX is designed to measure the performance of the U.S.
  investment grade fixed rate bond market. The index is unmanaged and cannot be purchased directly.
2 The S&P 500 INDEX measures performance of large cap U.S. equities through changes in the aggregate market value of 500 stocks representing leading industries. The index is unmanaged and cannot be purchased directly.

                           LOW DURATION BOND PORTFOLIO

TOTAL NET ASSETS (9/30/02): $942.5 MILLION

PERFORMANCE BENCHMARK
     MERRILL LYNCH 1-3 YEAR TREASURY INDEX

INVESTMENT APPROACH
     PURSUES A RATE OF RETURN THAT EXCEEDS THE TOTAL RETURN OF THE BENCHMARK BY INVESTING PRIMARILY IN INVESTMENT GRADE BONDS ("BBB" OR HIGHER) THAT ALLOW THE PORTFOLIO TO MAINTAIN AN AVERAGE DURATION THAT IS WITHIN +/-20% OF THE BENCHMARK. THE PORTFOLIO MAY ALSO INVEST UP TO 20% OF ITS ASSETS IN NON-INVESTMENT GRADE BONDS OR CONVERTIBLE SECURITIES WITH A MINIMUM RATING OF "B" BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE QUALITY. ALSO, THE PORTFOLIO MAY INVEST UP TO 20% OF ITS ASSETS IN BONDS OF FOREIGN ISSUERS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o EXPECTATIONS FOR A NEAR-TERM ECONOMIC RECOVERY FLUCTUATED OVER THE ANNUAL PERIOD. THIS CAUSED CONSIDERABLE VOLATILITY IN THE TREASURY MARKET AS INVESTORS PRICED IN VARYING DEGREES OF FEDERAL RESERVE ACTION. THE YIELD ON THE 2-YEAR TREASURY FELL SHARPLY TO 1.68% ON SEPTEMBER 30, 2002, FROM 2.85% ON SEPTEMBER 30, 2001. FOR THE PERIOD, THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX RETURNED 5.65%.

     o THROUGHOUT THE PERIOD, THE PORTFOLIO WAS UNDERWEIGHT TREASURIES RELATIVE TO THE BENCHMARK. THIS INITIALLY HELPED PERFORMANCE AS TREASURIES WITH SHORTER MATURITIES UNDERPERFORMED OTHER FIXED INCOME SECTORS. LATER IN THE PERIOD, THE PORTFOLIO INCREASED ITS ALLOCATION TO TREASURIES. ALTHOUGH STILL SIGNIFICANTLY UNDERWEIGHT, THIS ALLOWED THE PORTFOLIO TO TAKE MORE ADVANTAGE OF A RALLYING TREASURY MARKET.

     o OVERALL, THE PORTFOLIO BENEFITED FROM ITS ALLOCATION TO ASSET-BACKED SECURITIES. OUR EXPOSURE TO AUTOS AND CREDIT CARDS HELPED PERFORMANCE FOR THE YEAR, DESPITE POOR PERFORMANCE IN THE THIRD QUARTER. WE CONTINUE TO FAVOR FIXED-RATE AUTO AND CREDIT CARD ISSUES AND ARE FOCUSED ON THE 3-YEAR SEGMENT OF THE YIELD CURVE.

     o THROUGHOUT THE PERIOD, THE PORTFOLIO FAVORED LOWER COUPON MORTGAGES TO MINIMIZE PREPAYMENT AND EXTENSION RISK AS MORTGAGE RATES HAVE DECLINED AND NOW STAND AT HISTORICALLY LOW LEVELS. IN THE BEGINNING OF THE PERIOD, THE PORTFOLIO BENEFITED FROM ITS EXPOSURE TO MORTGAGES AS THEY OUTPERFORMED TREASURIES. THE PORTFOLIO THEN GRADUALLY REDUCED ITS POSITION IN MORTGAGES IN FAVOR OF TREASURIES. IN OUR CURRENT MORTGAGE ALLOCATION, WE CONTINUE TO FAVOR BONDS WITH LOWER COUPONS AND PASS-THROUGHS WITH SHORTER AND MORE STABLE DURATIONS.

     o THROUGHOUT THE YEAR, THE CORPORATE BOND MARKET WAS AFFLICTED BY INVESTOR CONCERNS ABOUT ACCOUNTING IRREGULARITIES, EARNINGS QUALITY, OFF-BALANCE SHEET FINANCING AND VOLATILE CAPITAL MARKETS. ACCORDINGLY, OUR SELECTION OF CORPORATES FOCUSED ON HIGH QUALITY, LIQUID COMPANIES WITH STRONG CREDIT FUNDAMENTALS. OUR CAUTIOUS APPROACH HELPED PERFORMANCE EARLY IN THE PERIOD AS CORPORATES WITH SHORTER MATURITIES OUTPERFORMED TREASURIES. AS CONCERNS OVER CORPORATE AMERICA HEIGHTENED IN THE SECOND HALF OF THE PERIOD, WE REDUCED OUR ALLOCATION TO CORPORATES IN FAVOR OF TREASURIES. ALTHOUGH THE PORTFOLIO WAS INVESTED IN A HISTORICALLY LOW PERCENTAGE OF CORPORATE BONDS BY THE THIRD QUARTER, THE PORTFOLIO'S ALLOCATION STILL NEGATIVELY IMPACTED PERFORMANCE. HOWEVER, SINCE SECTORS OF THE CORPORATE DEBT MARKET HAVE PRICED IN A NEAR WORST-CASE SCENARIO AND FUNDAMENTALS ARE MODESTLY IMPROVING, WE ARE LOOKING TO ADD TO OUR ALLOCATION WHILE MAINTAINING A HIGH QUALITY BIAS.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
    LOW DURATION BOND PORTFOLIO AND THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX
                  FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                              Merrill Lynch
               Institutional      Service       Investor A      Investor B      Investor C      BlackRock        1-3 Year
                   Class           Class           Class           Class          Class           Class       Treasury Index
7/17/92         $10,000.00      $10,000.00      $ 9,700.00      $10,000.00      $10,000.00      $10,000.00      $10,000.00
Sep-92           10,079.00       10,079.00        9,777.00       10,079.00       10,079.00       10,079.00       10,288.00
Dec-92           10,137.00       10,137.00        9,833.00       10,137.00       10,137.00       10,137.00       10,595.00
Mar-93           10,295.00       10,295.00        9,986.00       10,295.00       10,295.00       10,295.00       10,614.00
Jun-93           10,468.00       10,468.00       10,154.00       10,468.00       10,468.00       10,468.00       10,848.00
Sep-93           10,620.00       10,620.00       10,302.00       10,620.00       10,620.00       10,620.00       10,965.00
Dec-93           10,711.00       10,711.00       10,390.00       10,711.00       10,711.00       10,711.00       11,122.00
Mar-94           10,691.00       10,691.00       10,370.00       10,691.00       10,691.00       10,691.00       11,188.00
Jun-94           10,713.00       10,713.00       10,391.00       10,713.00       10,713.00       10,713.00       11,132.00
Sep-94           10,837.00       10,837.00       10,512.00       10,837.00       10,837.00       10,837.00       11,141.00
Dec-94           10,860.00       10,860.00       10,534.00       10,860.00       10,860.00       10,860.00       11,251.00
Mar-95           11,214.00       11,214.00       10,878.00       11,214.00       11,214.00       11,214.00       11,251.00
Jun-95           11,521.00       11,521.00       11,175.00       11,521.00       11,521.00       11,521.00       11,629.00
Sep-95           11,767.00       11,767.00       11,414.00       11,767.00       11,767.00       11,767.00       12,002.00
Dec-95           12,001.00       12,001.00       11,641.00       12,001.00       12,001.00       12,001.00       12,182.00
Mar-96           12,023.00       12,009.00       11,644.00       12,004.00       12,004.00       12,023.00       12,489.00
Jun-96           12,149.00       12,125.00       11,752.00       12,115.00       12,115.00       12,149.00       12,531.00
Sep-96           12,347.00       12,313.00       11,929.00       12,298.00       12,298.00       12,347.00       12,657.00
Dec-96           12,610.00       12,565.00       12,168.00       12,537.00       12,537.00       12,610.00       12,866.00
Mar-97           12,668.00       12,614.00       12,210.00       12,556.00       12,556.00       12,668.00       13,110.00
Jun-97           12,938.00       12,876.00       12,459.00       12,789.00       12,789.00       12,938.00       13,197.00
Sep-97           13,196.00       13,122.00       12,692.00       13,003.00       13,003.00       13,199.00       13,487.00
Dec-97           13,370.00       13,286.00       12,845.00       13,135.00       13,135.00       13,379.00       13,752.00
Mar-98           13,588.00       13,492.00       13,039.00       13,309.00       13,309.00       13,602.00       13,983.00
Jun-98           13,808.00       13,699.00       13,235.00       13,483.00       13,483.00       13,828.00       14,197.00
Sep-98           14,156.00       14,035.00       13,552.00       13,781.00       13,781.00       14,182.00       14,634.00
Dec-98           14,256.00       14,125.00       13,634.00       13,838.00       13,838.00       14,288.00       14,745.00
Mar-99           14,425.00       14,280.00       13,778.00       13,958.00       13,958.00       14,461.00       14,834.00
Jun-99           14,521.00       14,366.00       13,854.00       14,008.00       14,008.00       14,564.00       14,918.00
Sep-99           14,709.00       14,541.00       14,016.00       14,146.00       14,146.00       14,758.00       15,106.00
Dec-99           14,835.00       14,656.00       14,120.00       14,209.00       14,209.00       14,876.00       15,197.00
Mar-00           15,029.00       14,836.00       14,288.00       14,351.00       14,351.00       15,077.00       15,387.00
Jun-00           15,273.00       15,065.00       14,502.00       14,555.00       14,539.00       15,327.00       15,651.00
Sep-00           15,635.00       15,410.00       14,829.00       14,855.00       14,839.00       15,696.00       15,980.00
Dec-00           16,063.00       15,820.00       15,217.00       15,216.00       15,200.00       16,133.00       16,412.00
Mar-02           16,507.00       16,244.00       15,634.00       15,589.00       15,572.00       16,600.00       16,864.00
Jun-02           16,695.00       16,416.00       15,778.00       15,718.00       15,686.00       16,780.00       17,063.00
Sep-02           17,232.00       16,931.00       16,267.00       16,176.00       16,158.00       17,327.00       17,640.00
Dec-02           17,305.00       17,006.00       16,332.00       16,193.00       16,176.00       17,422.00       17,775.00
Mar-02           17,348.00       17,019.00       16,339.00       16,185.00       16,167.00       17,473.00       17,776.00
Jun-02           17,735.00       17,387.00       16,685.00       16,498.00       16,479.00       17,852.00       18,198.00
Sep-02           18,148.00       17,780.00       17,070.00       16,831.00       16,812.00       18,293.00       18,636.00

                      FOR PERIOD ENDING SEPTEMBER 30, 2002

                           AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------
                                             1 Year     3 Year       5 Year       10 Year     From Inception
                                             ------     ------       ------       -------     --------------
  BlackRock Class                             5.58%      7.42%        6.74%        6.14%           6.10%
  Institutional Class                         5.32%      7.25%        6.58%        6.06%           6.01%
  Service Class                               5.01%      6.93%        6.26%        5.85%           5.81%
  Investor A Class (Load Adjusted)            1.74%      5.72%        5.45%        5.41%           5.37%
  Investor A Class (NAV)                      4.93%      6.79%        6.11%        5.73%           5.69%
  Investor B Class (Load Adjusted)           (0.45)%     4.91%        4.97%        5.26%           5.23%
  Investor B Class (NAV)                      4.05%      5.96%        5.30%        5.26%           5.23%
  Investor C Class (Load Adjusted)            3.05%      5.96%        5.30%        5.26%           5.23%
  Investor C Class (NAV)                      4.05%      5.96%        5.30%        5.26%           5.23%
------------------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 7/17/92; SERVICE, 1/12/96; INVESTOR A SHARES, 1/12/96; INVESTOR B SHARES, 11/18/96; INVESTOR C SHARES, 2/24/97; AND BLACKROCK SHARES, 6/3/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 12 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

TOTAL NET ASSETS (9/30/02): $352.1 MILLION

PERFORMANCE BENCHMARK
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX

INVESTMENT APPROACH
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR RATED AAA BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE QUALITY. THE PORTFOLIO SEEKS TO MAINTAIN AN AVERAGE DURATION OF +/-20% OF THE BENCHMARK AND, IN ADDITION, WILL HAVE A DOLLAR-WEIGHTED AVERAGE MATURITY BETWEEN 3 AND 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o THE YIELD ON THE 5-YEAR TREASURY FELL TO 2.56% ON SEPTEMBER 30, 2002, DOWN FROM 3.80% ON SEPTEMBER 30, 2001. DURING THIS PERIOD, THE LEHMAN INTERMEDIATE GOVERNMENT INDEX RETURNED 8.44%, PRIMARILY ON STRENGTH IN THE TREASURY MARKET DURING THE SECOND HALF OF THE PERIOD.

     o EXPECTATIONS FOR A NEAR-TERM ECONOMIC RECOVERY FLUCTUATED OVER THE ANNUAL PERIOD. THIS CAUSED CONSIDERABLE VOLATILITY IN THE TREASURY MARKET AS INVESTORS PRICED IN VARYING DEGREES OF FEDERAL RESERVE ACTION. THE PORTFOLIO REMAINED UNDERWEIGHT TREASURIES RELATIVE TO THE BENCHMARK FOR THE PERIOD. ALTHOUGH THIS DETRACTED FROM RELATIVE PERFORMANCE, THE PORTFOLIO'S INCREASED EXPOSURE TO THIS SECTOR LATER IN THE PERIOD WAS POSITIVE, AS TREASURIES RALLIED SIGNIFICANTLY OVER THE FINAL QUARTER.

     o THROUGHOUT THE ANNUAL PERIOD, YIELDS ON MORTGAGE-BACKED SECURITIES WERE EXCEPTIONALLY VOLATILE. AS MORTGAGE REFINANCING SPIKED AT THE BEGINNING OF THE PERIOD, THE PORTFOLIO WAS POSITIONED TO MINIMIZE PREPAYMENT AND EXTENSION RISK WITH AN OVERWEIGHT IN LOWER COUPON MORTGAGES AND SEASONED 15-YEAR PASS-THROUGHS. THIS BENEFITED PERFORMANCE AS LOWER COUPON MORTGAGES OUTPERFORMED HIGHER COUPONS, WHICH WERE MORE SENSITIVE TO GENERAL MARKET INSTABILITY AND HIGH LEVELS OF REFINANCING. DURING THE SECOND HALF OF THE PERIOD, OUR CONSERVATIVE STANCE DETRACTED FROM RELATIVE PERFORMANCE. HIGHER COUPON MORTGAGES OUTPERFORMED LOWER COUPONS, AND 30-YEAR MORTGAGES OUTPERFORMED 15-YEARS AS CONTINUED LOW INTEREST RATES, THREATS OF SUPPLY AND PREPAYMENTS, AND RISING VOLATILITY HURT LOWER COUPON MORTGAGES. OVERALL, OUR MORTGAGE EXPOSURE HAD A POSITIVE EFFECT ON PERFORMANCE FOR THE PERIOD. MORTGAGES POSTED STRONG RETURNS DUE TO THEIR HIGH CREDIT QUALITY PROFILE.

     o THE PORTFOLIO ALSO MAINTAINED EXPOSURE TO AGENCIES, ASSET-BACKED SECURITIES (ABS) AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS). OVERALL, AGENCIES OUTPERFORMED TREASURIES FOR THE ANNUAL PERIOD. AGENCIES SUFFERED AT THE END OF THE PERIOD AS CONCERNS SURROUNDING FANNIE MAE'S BALANCE SHEET INCREASED FEARS THAT CONGRESS WOULD INCREASE THEIR SCRUTINY OF THE AGENCIES' INVESTMENT STRATEGIES. AS YIELDS INCREASED, WE OPPORTUNISTICALLY INCREASED OUR AGENCY EXPOSURE. WITHIN THE ASSET-BACKED SECTOR, WE WERE BIASED TOWARDS AUTOS AND CREDIT CARDS, WHICH OUTPERFORMED TREASURIES FOR THE PERIOD, ALTHOUGH THE ABS SECTOR AS A WHOLE DID NOT. OUR CMBS EXPOSURE ALSO BENEFITED PERFORMANCE AS THE SECTOR CONTINUES TO PERFORM BETTER THAN OTHER HIGH QUALITY FIXED INCOME SECTORS.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE GOVERNMENT BOND PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX
                  FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                               Lehman Brother
               Institutional      Service       Investor A      Investor B      Investor C     Intermediate
                   Class           Class           Class           Class          Class      Government Class
4/20/92         $10,000.00      $10,000.00      $ 9,600.00      $10,000.00      $10,000.00      $10,000.00
Jun-92           10,276.00       10,276.00        9,865.00       10,276.00       10,276.00       10,000.00
Sep-92           10,714.00       10,714.00       10,286.00       10,714.00       10,714.00       10,746.00
Dec-92           10,626.00       10,626.00       10,201.00       10,626.00       10,626.00       10,746.00
Mar-93           10,986.00       10,986.00       10,547.00       10,986.00       10,986.00       10,746.00
Jun-93           11,218.00       11,218.00       10,769.00       11,218.00       11,218.00       10,746.00
Sep-93           11,452.00       11,448.00       10,990.00       11,448.00       11,448.00       11,567.00
Dec-93           11,454.00       11,447.00       10,984.00       11,442.00       11,442.00       11,567.00
Mar-94           11,181.00       11,166.00       10,715.00       11,161.00       11,161.00       11,567.00
Jun-94           11,043.00       11,022.00       10,576.00       11,016.00       11,016.00       11,567.00
Sep-94           11,097.00       11,070.00       10,621.00       11,063.00       11,063.00       11,393.00
Dec-94           11,070.00       11,036.00       10,589.00       11,030.00       11,030.00       11,383.00
Mar-95           11,567.00       11,524.00       11,057.00       11,517.00       11,517.00       11,857.00
Jun-95           12,056.00       12,002.00       11,515.00       11,995.00       11,995.00       12,411.00
Sep-95           12,239.00       12,173.00       11,680.00       12,166.00       12,166.00       12,605.00
Dec-95           12,597.00       12,520.00       12,022.00       12,523.00       12,523.00       13,026.00
Mar-96           12,531.00       12,445.00       11,933.00       12,430.00       12,430.00       12,919.00
Jun-96           12,607.00       12,511.00       11,991.00       12,491.00       12,491.00       13,006.00
Sep-96           12,831.00       12,723.00       12,190.00       12,698.00       12,698.00       13,229.00
Dec-96           13,153.00       13,033.00       12,482.00       12,981.00       12,981.00       13,535.00
Mar-97           13,150.00       13,021.00       12,464.00       12,938.00       12,938.00       13,531.00
Jun-97           13,517.00       13,375.00       12,797.00       13,260.00       13,260.00       13,910.00
Sep-97           13,867.00       13,711.00       13,112.00       13,561.00       13,561.00       14,266.00
Dec-97           14,170.00       14,000.00       13,383.00       13,816.00       13,816.00       14,581.00
Mar-98           14,381.00       14,197.00       13,567.00       13,979.00       13,979.00       14,800.00
Jun-98           14,657.00       14,460.00       13,811.00       14,204.00       14,204.00       15,075.00
Sep-98           15,230.00       15,014.00       14,334.00       14,714.00       14,714.00       15,779.00
Dec-98           15,250.00       15,021.00       14,336.00       14,688.00       14,688.00       15,819.00
Mar-99           15,276.00       15,035.00       14,343.00       14,667.00       14,667.00       15,776.00
Jun-99           15,195.00       14,945.00       14,251.00       14,546.00       14,546.00       15,746.00
Sep-99           15,344.00       15,081.00       14,375.00       14,644.00       14,644.00       15,907.00
Dec-99           15,376.00       15,100.00       14,402.00       14,630.00       14,744.00       16,069.00
Mar-00           15,626.00       15,334.00       14,604.00       14,823.00       14,939.00       16,331.00
Jun-00           15,897.00       15,587.00       14,854.00       15,033.00       15,151.00       16,628.00
Sep-00           16,350.00       16,019.00       15,259.00       15,415.00       15,536.00       17,074.00
Dec-00           16,953.00       16,597.00       15,802.00       15,936.00       16,061.00       17,752.00
Mar-02           17,496.00       17,117.00       16,289.00       16,398.00       16,527.00       18,284.00
Jun-02           17,567.00       17,175.00       16,353.00       16,431.00       16,560.00       18,361.00
Sep-02           18,458.00       18,032.00       17,177.00       17,195.00       17,330.00       19,273.00
Dec-02           18,438.00       17,981.00       17,122.00       17,108.00       17,257.00       19,247.00
Mar-02           18,423.00       17,955.00       17,089.00       17,058.00       17,191.00       19,196.00
Jun-02           19,082.00       18,585.00       17,679.00       17,616.00       17,753.00       19,938.00
Sep-02           19,930.00       19,397.00       18,441.00       18,343.00       18,504.00       20,899.00

                      FOR PERIOD ENDING SEPTEMBER 30, 2002

                           AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------------------------------------------------------------------------
                                             1 Year     3 Year       5 Year      10 Year       From Inception
                                             ------     ------       ------      -------       --------------
  Institutional Class                         7.97%      9.11%        7.52%        6.40%           6.82%
  Service Class                               7.56%      8.75%        7.18%        6.11%           6.54%
  Investor A Class (Load Adjusted)            3.07%      7.20%        6.19%        5.57%           6.03%
  Investor A Class (NAV)                      7.36%      8.66%        7.06%        6.01%           6.45%
  Investor B Class (Load Adjusted)            2.18%      6.78%        5.91%        5.53%           5.98%
  Investor B Class (NAV)                      6.68%      7.80%        6.23%        5.53%           5.98%
  Investor C Class (Load Adjusted)            5.77%      7.83%        6.25%        5.54%           5.99%
  Investor C Class (NAV)                      6.77%      7.83%        6.25%        5.54%           5.99%
-------------------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92; INVESTOR A SHARES, 5/11/92; SERVICE SHARES, 7/29/93; INVESTOR C SHARES, 10/8/96; AND INVESTOR B SHARES, 10/11/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 12 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                           INTERMEDIATE BOND PORTFOLIO

TOTAL NET ASSETS (9/30/02): $822.7 MILLION

PERFORMANCE BENCHMARK
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX

INVESTMENT APPROACH
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING ONLY IN SECURITIES RATED INVESTMENT GRADE ("BBB" OR HIGHER) AT THE TIME OF PURCHASE BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO SEEKS TO MAINTAIN AN AVERAGE DURATION OF +/-20% OF THE BENCHMARK AND, IN ADDITION, WILL HAVE A DOLLAR-WEIGHTED AVERAGE MATURITY BETWEEN 3 AND 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o THE YIELD ON THE 5-YEAR TREASURY FELL TO 2.56% ON SEPTEMBER 30, 2002, DOWN FROM 3.80% ON SEPTEMBER 30, 2001, PRIMARILY ON STRENGTH IN THE TREASURY MARKET DURING THE SECOND HALF OF THE PERIOD. FOR THE ANNUAL PERIOD, THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX RETURNED 8.10%.

     o EXPECTATIONS FOR A NEAR-TERM ECONOMIC RECOVERY FLUCTUATED OVER THE ANNUAL PERIOD. THIS CAUSED CONSIDERABLE VOLATILITY IN THE TREASURY MARKET AS INVESTORS PRICED IN VARYING DEGREES OF FEDERAL RESERVE ACTION. THE PORTFOLIO REMAINED UNDERWEIGHT TREASURIES RELATIVE TO THE BENCHMARK FOR THE PERIOD. HOWEVER, WE INCREASED OUR TREASURY ALLOCATION OVER THE LAST QUARTER WHICH HELPED PERFORMANCE AS TREASURIES RALLIED RELATIVE TO OTHER FIXED INCOME SECTORS.

     o DURING THE PERIOD, VOLATILITY WAS SEEN THROUGHOUT OTHER FIXED INCOME SECTORS. GIVEN THE MARKET ENVIRONMENT, WE ARE INVESTING IN LESS VOLATILE SECURITIES AND MAINTAINING A HIGH QUALITY BIAS. OUR CONSERVATIVE APPROACH HELPED THE PORTFOLIO TO REALIZE CONSISTENT POSITIVE RETURNS AND LIMITED OUR EXPOSURE TO NEGATIVE MARKET EVENTS.

     o THROUGHOUT THE ANNUAL PERIOD, YIELDS ON MORTGAGE-BACKED SECURITIES WERE EXCEPTIONALLY VOLATILE. AS MORTGAGE REFINANCING SPIKED AT THE BEGINNING OF THE PERIOD, THE PORTFOLIO WAS POSITIONED TO MINIMIZE PREPAYMENT AND EXTENSION RISK WITH AN OVERWEIGHT IN LOWER COUPON MORTGAGES AND SEASONED 15-YEAR PASS-THROUGHS. THIS BENEFITED PERFORMANCE AS LOWER COUPON MORTGAGES OUTPERFORMED HIGHER COUPONS, WHICH WERE MORE SENSITIVE TO GENERAL MARKET INSTABILITY AND HIGH LEVELS OF REFINANCING. DURING THE SECOND HALF OF THE PERIOD, OUR CONSERVATIVE STANCE DETRACTED FROM RELATIVE PERFORMANCE. 30-YEAR MORTGAGES OUTPERFORMED AS CONTINUED LOW INTEREST RATES, THREATS OF SUPPLY AND PREPAYMENTS, AND RISING VOLATILITY HURT LOWER COUPON MORTGAGES. ALTHOUGH WE HAVE REDUCED OUR MORTGAGE EXPOSURE OVER THE PERIOD, WE CONTINUE TO MAINTAIN A CORE POSITION IN LOWER COUPONS AND SEASONED 15-YEAR PASS-THROUGHS. OVERALL, OUR MORTGAGE EXPOSURE HAD A POSITIVE EFFECT ON PERFORMANCE FOR THE PERIOD. MORTGAGES POSTED STRONG RETURNS DUE TO THEIR HIGH CREDIT QUALITY PROFILE.

     o INTERMEDIATE CORPORATES UNDERPERFORMED TREASURIES DURING THE PERIOD. FOR MUCH OF THE PERIOD, WE REMAINED CAUTIOUS ON CORPORATES AND MAINTAINED A NEUTRAL WEIGHTING RELATIVE TO THE BENCHMARK. THE PORTFOLIO'S CORPORATE ALLOCATION FOCUSED ON HIGH QUALITY, LIQUID COMPANIES WITH STRONG CREDIT FUNDAMENTALS, WHICH BENEFITED PERFORMANCE AS CORPORATE BLOWUPS, VOLATILE MARKETS, AND ANEMIC ECONOMIC INDICATORS WEIGHED ON THE MARKET. YEAR-TO-DATE, APPROXIMATELY $80 BILLION IN INVESTMENT GRADE DEBT HAS BEEN DOWNGRADED TO JUNK STATUS. DESPITE OUR HIGH QUALITY BIAS, THE PORTFOLIO WAS NOT IMMUNE TO THE SECTOR'S OVERALL VOLATILITY AND FELT THE EFFECTS OF CERTAIN CORPORATE DOWNGRADES. GOING FORWARD, AS VALUATIONS OF COMPANIES WITH STRONG FUNDAMENTALS ARE BECOMING INCREASINGLY IMPACTED BY CONCENTRATED EVENTS, WE MAY GRADUALLY INCREASE OUR CORPORATE EXPOSURE WHILE MAINTAINING OUR HIGH QUALITY BIAS.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE BOND
  PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX FROM
                     INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                               Lehman Brother
               Institutional      Service       Investor A      Investor B      Investor C      BlackRock       Intermediate
                   Class           Class           Class           Class          Class           Class    Government/Credit Index
9/17/93         $10,000.00      $10,000.00      $ 9,600.00      $10,000.00      $10,000.00      $10,000.00      $10,000.00
Dec-93            9,954.00        9,945.00        9,610.00        9,945.00        9,945.00        9,954.00       10,037.00
Mar-94            9,675.00        9,660.00        9,547.00        9,660.00        9,660.00        9,675.00        9,833.00
Jun-94            9,592.00        9,572.00        9,274.00        9,572.00        9,572.00        9,592.00        9,774.00
Sep-94            9,655.00        9,628.00        9,188.00        9,626.00        9,626.00        9,655.00        9,854.00
Dec-94            9,644.00        9,611.00        9,241.00        9,610.00        9,610.00        9,644.00        9,843.00
Mar-95           10,044.00       10,003.00        9,225.00       10,002.00       10,002.00       10,044.00       10,274.00
Jun-95           10,498.00       10,447.00        9,601.00       10,441.00       10,441.00       10,498.00       10,788.00
Sep-95           10,696.00       10,636.00       10,023.00       10,620.00       10,620.00       10,696.00       10,965.00
Dec-95           11,051.00       10,983.00       10,194.00       10,965.00       10,965.00       11,051.00       11,349.00
Mar-96           10,966.00       10,890.00       10,526.00       10,878.00       10,878.00       10,966.00       11,255.00
Jun-96           11,046.00       10,962.00       10,442.00       10,945.00       10,945.00       11,046.00       11,325.00
Sep-96           11,241.00       11,147.00       10,506.00       11,125.00       11,125.00       11,241.00       11,526.00
Dec-96           11,527.00       11,422.00       10,679.00       11,394.00       11,394.00       11,527.00       11,809.00
Mar-97           11,522.00       11,408.00       10,938.00       11,375.00       11,375.00       11,522.00       11,247.00
Jun-97           11,863.00       11,737.00       10,920.00       11,712.00       11,712.00       11,863.00       11,579.00
Sep-97           12,184.00       12,047.00       11,243.00       12,016.00       12,016.00       12,184.00       11,891.00
Dec-97           12,403.00       12,255.00       11,534.00       12,217.00       12,217.00       12,403.00       12,145.00
Mar-98           12,601.00       12,440.00       11,728.00       12,391.00       12,391.00       12,601.00       12,334.00
Jun-98           12,825.00       12,652.00       11,923.00       12,573.00       12,573.00       12,825.00       12,566.00
Sep-98           13,257.00       13,070.00       12,310.00       12,958.00       12,958.00       13,262.00       13,130.00
Dec-98           13,282.00       13,084.00       12,319.00       12,942.00       12,942.00       13,293.00       13,168.00
Mar-99           13,354.00       13,146.00       12,372.00       12,973.00       12,973.00       13,370.00       13,143.00
Jun-99           13,298.00       13,090.00       12,305.00       12,880.00       12,880.00       13,319.00       13,092.00
Sep-99           13,403.00       13,214.00       12,418.00       12,991.00       12,991.00       13,428.00       13,212.00
Dec-99           13,414.00       13,214.00       12,413.00       12,961.00       12,961.00       13,581.00       13,219.00
Mar-00           13,642.00       13,429.00       12,596.00       13,142.00       13,142.00       13,818.00       13,417.00
Jun-00           13,889.00       13,663.00       12,810.00       13,339.00       13,339.00       14,073.00       13,644.00
Sep-00           14,325.00       14,082.00       13,212.00       13,717.00       13,733.00       14,521.00       14,037.00
Dec-00           14,850.00       14,589.00       13,682.00       14,193.00       14,209.00       15,075.00       14,556.00
Mar-02           15,358.00       15,076.00       14,134.00       14,619.00       14,634.00       15,579.00       15,049.00
Jun-02           15,447.00       15,153.00       14,185.00       14,660.00       14,675.00       15,676.00       15,150.00
Sep-02           16,218.00       15,897.00       14,876.00       15,346.00       15,344.00       16,464.00       15,847.00
Dec-02           16,170.00       15,838.00       14,830.00       15,254.00       15,268.00       16,421.00       15,860.00
Mar-02           16,212.00       15,867.00       14,850.00       15,246.00       15,260.00       16,471.00       15,825.00
Jun-02           16,722.00       16,355.00       15,300.00       15,679.00       15,693.00       16,996.00       16,388.00
Sep-02           17,468.00       17,074.00       15,964.00       16,330.00       16,345.00       17,761.00       17,130.00

                      FOR PERIOD ENDING SEPTEMBER 30, 2002

                           AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------------------------------------------------------
                                             1 Year     3 Year       5 Year      From Inception
                                             ------     ------       ------      --------------
  BlackRock Class                             7.87%      9.40%        7.61%           6.45%
  Institutional Class                         7.71%      9.24%        7.47%           6.37%
  Service Class                               7.39%      8.91%        7.15%           6.06%
  Investor A Class (Load Adjusted)            3.08%      7.26%        6.09%           5.44%
  Investor A Class (NAV)                      7.32%      8.73%        6.97%           5.92%
  Investor B Class (Load Adjusted)            1.91%      6.91%        5.93%           5.52%
  Investor B Class (NAV)                      6.41%      7.93%        6.24%           5.52%
  Investor C Class (Load Adjusted)            5.52%      7.96%        6.26%           5.53%
  Investor C Class (NAV)                      6.52%      7.96%        6.26%           5.53%
-----------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/17/93; SERVICE SHARES, 9/23/93; INVESTOR A SHARES, 5/20/94; INVESTOR B SHARES, 2/5/98; BLACKROCK SHARES, 5/1/98 AND INVESTOR C SHARES, 10/16/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 12 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                         CORE BOND TOTAL RETURN PORTFOLIO

TOTAL NET ASSETS (9/30/02): $2.0 BILLION

PERFORMANCE BENCHMARK
     LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH
     PURSUES A TOTAL RETURN THAT EXCEEDS THAT OF THE BENCHMARK BY INVESTING PRIMARILY IN BONDS RATED INVESTMENT GRADE ("BBB" OR HIGHER) BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO SEEKS TO MAINTAIN AN AVERAGE DURATION OF +/-20% OF THE BENCHMARK AND MAY INVEST UP TO 10% OF ITS ASSETS IN BONDS OF FOREIGN ISSUERS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o THE YIELD ON THE 10-YEAR TREASURY FELL TO 3.59% ON SEPTEMBER 30, 2002, DOWN FROM 4.59% ON SEPTEMBER 30, 2001, PRIMARILY ON STRENGTH IN THE TREASURY MARKET DURING THE SECOND HALF OF THE PERIOD. THE BROADER MARKET, AS MEASURED BY THE LEHMAN BROTHERS AGGREGATE INDEX, RETURNED 8.60% FOR THE ANNUAL PERIOD.

     o EXPECTATIONS FOR A NEAR-TERM ECONOMIC RECOVERY FLUCTUATED OVER THE ANNUAL PERIOD. THIS CAUSED CONSIDERABLE VOLATILITY IN THE TREASURY MARKET AS INVESTORS PRICED IN VARYING DEGREES OF FEDERAL RESERVE ACTION. THE PORTFOLIO REMAINED UNDERWEIGHT TREASURIES RELATIVE TO THE BENCHMARK FOR THE PERIOD. HOWEVER, WE INCREASED OUR TREASURY ALLOCATION OVER THE LAST QUARTER WHICH HELPED PERFORMANCE AS TREASURIES RALLIED RELATIVE TO OTHER FIXED INCOME SECTORS.

     o DURING THE PERIOD, VOLATILITY WAS SEEN THROUGHOUT OTHER FIXED INCOME SECTORS. GIVEN THE MARKET ENVIRONMENT, WE ARE INVESTING IN LESS VOLATILE SECURITIES AND MAINTAINING A HIGH QUALITY BIAS. OUR CONSERVATIVE APPROACH HELPED THE PORTFOLIO TO REALIZE CONSISTENT POSITIVE RETURNS AND LIMITED OUR EXPOSURE TO NEGATIVE MARKET EVENTS.

     o THROUGHOUT THE ANNUAL PERIOD, OUR MORTGAGE ALLOCATION REMAINED IN LINE WITH THE BENCHMARK, AS YIELDS ON MORTGAGE-BACKED SECURITIES WERE EXCEPTIONALLY VOLATILE. AS MORTGAGE REFINANCING SPIKED AT THE BEGINNING OF THE PERIOD, THE PORTFOLIO WAS POSITIONED TO MINIMIZE PREPAYMENT AND EXTENSION RISK WITH AN OVERWEIGHT IN LOWER COUPON MORTGAGES AND SEASONED PASS-THROUGHS. THIS BENEFITED PERFORMANCE AS LOWER COUPON MORTGAGES OUTPERFORMED HIGHER COUPONS, WHICH WERE MORE SENSITIVE TO GENERAL MARKET INSTABILITY AND HIGH LEVELS OF REFINANCING. DURING THE SECOND HALF OF THE PERIOD, OUR CONSERVATIVE STANCE DETRACTED FROM RELATIVE PERFORMANCE. HIGHER COUPON MORTGAGES OUTPERFORMED LOWER COUPONS, AND 30-YEAR MORTGAGES OUTPERFORMED 15-YEARS AS CONTINUED LOW INTEREST RATES, THREATS OF SUPPLY AND PREPAYMENTS, AND RISING VOLATILITY HURT LOWER COUPON MORTGAGES. OVERALL, OUR MORTGAGE EXPOSURE HAD A POSITIVE EFFECT ON PERFORMANCE FOR THE PERIOD. MORTGAGES POSTED STRONG RETURNS DUE TO THEIR HIGH CREDIT QUALITY PROFILE.

     o THE CORPORATE SECTOR UNDERPERFORMED THE BROAD MARKET DURING THE PERIOD IN RESPONSE TO SEVERAL CORPORATE BLOWUPS, VOLATILE EQUITY AND TREASURY MARKETS, AND ANEMIC ECONOMIC INDICATORS. YEAR-TO-DATE, APPROXIMATELY $80 BILLION IN INVESTMENT GRADE DEBT HAS BEEN DOWNGRADED TO JUNK STATUS. FOR MUCH OF THE PERIOD, WE REMAINED CAUTIOUS ON CORPORATES AND WERE SLIGHTLY UNDERWEIGHT RELATIVE TO THE BENCHMARK. OUR SELECTION OF CORPORATES FOCUSED ON HIGH QUALITY, LIQUID COMPANIES WITH STRONG CREDIT FUNDAMENTALS, WHICH BENEFITED PERFORMANCE. HOWEVER, THE PORTFOLIO WAS NOT IMMUNE TO THE SECTOR'S OVERALL VOLATILITY AND FELT THE EFFECTS OF CERTAIN CORPORATE DOWNGRADES. GOING FORWARD, AS VALUATIONS OF COMPANIES WITH STRONG FUNDAMENTALS ARE BECOMING INCREASINGLY IMPACTED BY CONCENTRATED EVENTS, WE PLAN TO GRADUALLY INCREASE OUR CORPORATE EXPOSURE WHILE MAINTAINING OUR HIGH QUALITY BIAS.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
    CORE BOND TOTAL RETURN PORTFOLIO AND THE LEHMAN BROTHERS AGGREGATE INDEX
                  FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                              Lehman Brother
               Institutional      Service       Investor A      Investor B      Investor C      BlackRock        Aggregate
                   Class           Class           Class           Class          Class           Class            Index
12/9/92         $10,000.00      $10,000.00      $ 9,600.00      $10,000.00      $10,000.00      $10,000.00      $10,000.00
Dec-92           10,033.00       10,033.00        9,631.00       10,033.00       10,033.00       10,033.00       10,192.00
Mar-93           10,416.00       10,416.00        9,999.00       10,416.00       10,416.00       10,416.00       10,487.00
Jun-93           10,688.00       10,688.00       10,261.00       10,688.00       10,688.00       10,688.00       10,751.00
Sep-93           11,021.00       11,021.00       10,581.00       11,021.00       11,021.00       11,021.00       11,010.00
Dec-93           11,005.00       11,005.00       10,565.00       11,005.00       11,005.00       11,005.00       11,123.00
Mar-94           10,715.00       10,715.00       10,286.00       10,715.00       10,715.00       10,715.00       10,574.00
Jun-94           10,612.00       10,612.00       10,188.00       10,612.00       10,612.00       10,612.00       10,760.00
Sep-94           10,695.00       10,695.00       10,267.00       10,695.00       10,695.00       10,695.00       10,605.00
Dec-94           10,749.00       10,749.00       10,319.00       10,749.00       10,749.00       10,749.00       10,866.00
Mar-95           11,269.00       11,269.00       10,818.00       11,269.00       11,269.00       11,269.00       11,349.00
Jun-95           11,931.00       11,931.00       11,453.00       11,931.00       11,931.00       11,931.00       11,848.00
Sep-95           12,166.00       12,166.00       11,680.00       12,166.00       12,166.00       12,166.00       12,265.00
Dec-95           12,703.00       12,703.00       12,195.00       12,703.00       12,703.00       12,703.00       12,707.00
Mar-96           12,405.00       12,399.00       11,900.00       12,396.00       12,396.00       12,405.00       12,329.00
Jun-96           12,473.00       12,466.00       11,957.00       12,432.00       12,432.00       12,473.00       12,503.00
Sep-96           12,722.00       12,706.00       12,182.00       12,642.00       12,642.00       12,722.00       12,980.00
Dec-96           13,157.00       13,134.00       12,584.00       13,035.00       13,035.00       13,157.00       13,120.00
Mar-97           13,121.00       13,088.00       12,534.00       12,940.00       12,940.00       13,121.00       13,007.00
Jun-97           13,563.00       13,523.00       13,026.00       13,604.00       13,604.00       13,564.00       13,484.00
Sep-97           14,002.00       13,950.00       13,432.00       14,003.00       14,003.00       14,009.00       13,932.00
Dec-97           14,348.00       14,283.00       13,748.00       14,305.00       14,305.00       14,360.00       14,342.00
Mar-98           14,580.00       14,503.00       13,954.00       14,493.00       14,493.00       14,599.00       14,562.00
Jun-98           14,926.00       14,836.00       14,268.00       14,791.00       14,791.00       14,950.00       14,903.00
Sep-98           15,483.00       15,377.00       14,783.00       15,297.00       15,297.00       15,514.00       15,534.00
Dec-98           15,520.00       15,403.00       14,801.00       15,287.00       15,287.00       15,557.00       15,586.00
Mar-99           15,498.00       15,371.00       14,762.00       15,219.00       15,219.00       15,542.00       15,507.00
Jun-99           15,346.00       15,220.00       14,600.00       15,024.00       15,020.00       15,353.00       15,370.00
Sep-99           15,457.00       15,319.00       14,687.00       15,086.00       15,081.00       15,469.00       15,475.00
Dec-99           15,423.00       15,275.00       14,637.00       15,008.00       15,003.00       15,443.00       15,433.00
Mar-00           15,808.00       15,646.00       14,986.00       15,338.00       15,333.00       15,837.00       15,774.00
Jun-00           16,080.00       15,902.00       15,209.00       15,537.00       15,532.00       16,115.00       16,047.00
Sep-00           16,582.00       16,388.00       15,684.00       15,992.00       15,988.00       16,625.00       16,530.00
Dec-00           17,307.00       17,092.00       16,350.00       16,624.00       16,637.00       17,358.00       17,226.00
Mar-02           17,824.00       17,590.00       16,836.00       17,088.00       17,082.00       17,882.00       17,750.00
Jun-02           17,845.00       17,597.00       16,836.00       17,055.00       17,067.00       17,911.00       17,849.00
Sep-02           18,745.00       18,469.00       17,662.00       17,862.00       17,873.00       18,820.00       18,672.00
Dec-02           18,726.00       18,438.00       17,625.00       17,809.00       17,801.00       18,809.00       18,681.00
Mar-02           18,734.00       18,431.00       17,611.00       17,760.00       17,753.00       18,824.00       18,698.00
Jun-02           19,414.00       19,087.00       18,229.00       18,331.00       18,343.00       19,515.00       19,389.00
Sep-02           20,124.00       19,751.00       18,855.00       18,945.00       18,955.00       20,276.00       20,277.00

                      FOR PERIOD ENDING SEPTEMBER 30, 2002

                           AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------------------------------------------------------
                                             1 Year     3 Year       5 Year      From Inception
                                             ------     ------       ------      --------------
  BlackRock Class                             7.74%      9.43%        7.73%           7.50%
  Institutional Class                         7.36%      9.20%        7.53%           7.39%
  Service Class                               6.94%      8.84%        7.18%           7.17%
  Investor A Class (Load Adjusted)            2.44%      7.21%        6.15%           6.61%
  Investor A Class (NAV)                      6.75%      8.69%        7.02%           7.05%
  Investor B Class (Load Adjusted)            1.56%      6.88%        5.91%           6.52%
  Investor B Class (NAV)                      6.06%      7.89%        6.22%           6.52%
  Investor C Class (Load Adjusted)            5.06%      7.92%        6.25%           6.53%
  Investor C Class (NAV)                      6.06%      7.92%        6.25%           6.53%
-----------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 12/9/92; SERVICE SHARES, 1/12/96; INVESTOR A SHARES, 1/31/96; INVESTOR B SHARES, 3/18/96; INVESTOR C SHARES, 2/28/97; AND BLACKROCK SHARES, 5/1/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 12 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                        CORE PLUS TOTAL RETURN PORTFOLIO

TOTAL NET ASSETS (9/30/02): $95.5 MILLION

PERFORMANCE BENCHMARK
     LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH
     PURSUES A TOTAL RETURN THAT EXCEEDS THAT OF THE BENCHMARK BY INVESTING PRIMARILY IN BONDS RATED INVESTMENT GRADE ("BBB" OR HIGHER) BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO SEEKS TO MAINTAIN AN AVERAGE DURATION OF +/-20% OF THE BENCHMARK AND MAY INVEST UP TO 20% OF ITS ASSETS IN ANY COMBINATION OF NON-INVESTMENT GRADE BONDS (BELOW "BBB"), BONDS DENOMINATED IN FOREIGN CURRENCIES AND BONDS OF FOREIGN (INCLUDING EMERGING MARKET) ISSUERS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o THE YIELD ON THE 10-YEAR TREASURY FELL TO 3.59% ON SEPTEMBER 30, 2002, DOWN FROM 4.59% ON SEPTEMBER 30, 2001, PRIMARILY ON STRENGTH IN THE TREASURY MARKET DURING THE SECOND HALF OF THE PERIOD. THE BROADER MARKET, AS MEASURED BY THE LEHMAN BROTHERS AGGREGATE INDEX, RETURNED 8.60% FOR THE ANNUAL PERIOD.

     o EXPECTATIONS FOR A NEAR-TERM ECONOMIC RECOVERY FLUCTUATED OVER THE ANNUAL PERIOD. THIS CAUSED CONSIDERABLE VOLATILITY IN THE TREASURY MARKET AS INVESTORS PRICED IN VARYING DEGREES OF FEDERAL RESERVE ACTION. WE INCREASED OUR TREASURY ALLOCATION OVER THE LAST QUARTER, WHICH HELPED PERFORMANCE AS TREASURIES RALLIED RELATIVE TO OTHER FIXED INCOME SECTORS AMID FURTHER DECLINES IN THE EQUITY MARKETS.

     o DURING THE PERIOD, VOLATILITY WAS SEEN THROUGHOUT OTHER FIXED INCOME SECTORS. GIVEN THE MARKET ENVIRONMENT, WE ARE INVESTING IN LESS VOLATILE SECURITIES AND MAINTAINING A HIGH QUALITY BIAS. OUR CONSERVATIVE APPROACH HELPED THE PORTFOLIO TO REALIZE CONSISTENT POSITIVE RETURNS AND LIMITED OUR EXPOSURE TO NEGATIVE MARKET EVENTS.

     o THROUGHOUT THE ANNUAL PERIOD, OUR MORTGAGE ALLOCATION REMAINED IN LINE WITH THE BENCHMARK, AS YIELDS ON MORTGAGE-BACKED SECURITIES WERE EXCEPTIONALLY VOLATILE. AS MORTGAGE REFINANCING SPIKED AT THE BEGINNING OF THE PERIOD, THE PORTFOLIO WAS POSITIONED TO MINIMIZE PREPAYMENT AND EXTENSION RISK WITH AN OVERWEIGHT IN LOWER COUPON MORTGAGES AND SEASONED PASS-THROUGHS. DURING THE SECOND HALF OF THE PERIOD, HIGHER COUPON MORTGAGES OUTPERFORMED LOWER COUPONS, AND 30-YEAR MORTGAGES OUTPERFORMED 15-YEARS AS CONTINUED LOW INTEREST RATES, THREATS OF SUPPLY AND PREPAYMENTS, AND RISING VOLATILITY HURT LOWER COUPON MORTGAGES. OVERALL FOR THE YEAR, MORTGAGES POSTED STRONG RETURNS DUE TO THEIR HIGH CREDIT QUALITY PROFILE.

     o THE CORPORATE SECTOR UNDERPERFORMED THE BROAD MARKET DURING THE PERIOD IN RESPONSE TO SEVERAL CORPORATE BLOWUPS, VOLATILE EQUITY AND TREASURY MARKETS, AND ANEMIC ECONOMIC INDICATORS. FOR MUCH OF THE PERIOD, WE REMAINED CAUTIOUS ON CORPORATES AND WERE SLIGHTLY UNDERWEIGHT RELATIVE TO THE BENCHMARK. OUR SELECTION OF CORPORATES FOCUSED ON HIGH QUALITY, LIQUID COMPANIES WITH STRONG CREDIT FUNDAMENTALS, WHICH BENEFITED PERFORMANCE. HOWEVER, THE PORTFOLIO WAS NOT IMMUNE TO THE SECTOR'S OVERALL VOLATILITY AND FELT THE EFFECTS OF CERTAIN CORPORATE DOWNGRADES. GOING FORWARD, AS VALUATIONS OF COMPANIES WITH STRONG FUNDAMENTALS ARE BECOMING INCREASINGLY IMPACTED BY CONCENTRATED EVENTS, WE PLAN TO GRADUALLY INCREASE OUR CORPORATE EXPOSURE WHILE MAINTAINING OUR HIGH QUALITY BIAS.

     o THE PORTFOLIO IS MAINTAINING ITS ALLOCATION TO HIGH YIELD, WITH A FOCUS ON MOST RECENT ISSUES AND HIGHER QUALITY, LIQUID NAMES, AS WELL AS EMERGING MARKETS AND NON-DOLLAR SECTORS. IN THE BEGINNING OF THE PERIOD, ALLOCATIONS IN THE EMERGING MARKETS AND HIGH YIELD SECTORS CONTRIBUTED POSITIVELY TO PERFORMANCE, AS BOTH SECTORS OUTPACED TREASURIES. LATER IN THE PERIOD, EXPOSURE TO THESE SECTORS HURT PERFORMANCE AS INVESTORS FAVORED HIGHER CREDIT QUALITY SECURITIES. ALTHOUGH OUR NON-DOLLAR POSITIONS DETRACTED FROM PERFORMANCE DURING THE PERIOD, WE HAVE INCREASED OUR EXPOSURE, AS INTERNATIONAL INSTRUMENTS BECAME ATTRACTIVELY VALUED.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
    CORE PLUS TOTAL RETURN PORTFOLIO AND THE LEHMAN BROTHERS AGGREGATE INDEX
                     FROM INCEPTION AND AT EACH MONTH-END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                              Lehman Brother
               Institutional      Service       Investor A      Investor B      Investor C      BlackRock        Aggregate
                   Class           Class           Class           Class          Class           Class            Index
12/7/01         $10,000.00      $10,000.00      $ 9,550.00      $10,000.00      $10,000.00      $10,000.00      $10,000.00
Dec-01           10,099.00       10,098.00        9,645.00       10,099.00       10,099.00       10,099.00       10,086.00
Jan-02           10,171.00       10,186.00        9,713.00       10,171.00       10,171.00       10,175.00       10,168.00
Feb-02           10,270.00       10,290.00        9,796.00       10,261.00       10,261.00       10,276.00       10,266.00
Mar-02           10,061.00       10,078.00        9,602.00       10,052.00       10,052.00       10,078.00       10,096.00
Apr-02           10,265.00       10,280.00        9,793.00       10,246.00       10,246.00       10,274.00       10,292.00
May-02           10,347.00       10,361.00        9,867.00       10,318.00       10,318.00       10,357.00       10,379.00
Jun-02           10,358.00       10,369.00        9,874.00       10,318.00       10,318.00       10,369.00       10,469.00
Jul-02           10,399.00       10,408.00        9,910.00       10,349.00       10,349.00       10,413.00       10,595.00
Aug-02           10,637.00       10,643.00       10,133.00       10,575.00       10,575.00       10,652.00       10,774.00
Sep-02           10,720.00       10,724.00       10,209.00       10,168.00       10,541.00       10,738.00       10,949.00

                      FOR PERIOD ENDING SEPTEMBER 30, 2002

                           AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------------------------------
                                                     From Inception
                                                    ----------------
  BlackRock Class                                        7.37%
  Institutional Class                                    7.21%
  Service Class                                          7.22%
  Investor A Class (Load Adjusted)                       2.57%
  Investor A Class (NAV)                                 6.88%
  Investor B Class (Load Adjusted)                       1.96%
  Investor B Class (NAV)                                 6.46%
  Investor C Class (Load Adjusted)                       5.46%
  Investor C Class (NAV)                                 6.46%
-----------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON 12/7/01. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 12 FOR FURTHER INFORMATION ON
HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                           GOVERNMENT INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/02): $109.5 MILLION

PERFORMANCE BENCHMARK
     LEHMAN BROTHERS MORTGAGE/MERRILL LYNCH 10-YEAR TREASURY INDEX

INVESTMENT APPROACH
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR RATED AAA BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES BONDS WITH MATURITIES RANGING FROM 10 TO 15 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o THE YIELD ON THE 10-YEAR TREASURY FELL TO 3.59% ON SEPTEMBER 30, 2002, DOWN FROM 4.59% ON SEPTEMBER 30, 2001, PRIMARILY ON STRENGTH IN THE TREASURY MARKET DURING THE SECOND HALF OF THE PERIOD. OVER THE PERIOD, THE LEHMAN BROTHERS MORTGAGE/MERRILL LYNCH 10-YEAR TREASURY INDEX RETURNED 10.08%.

     o EXPECTATIONS FOR A NEAR-TERM ECONOMIC RECOVERY FLUCTUATED OVER THE ANNUAL PERIOD. THIS CAUSED CONSIDERABLE VOLATILITY IN THE TREASURY MARKET AS INVESTORS PRICED IN VARYING DEGREES OF FEDERAL RESERVE ACTION. AS WE ENTERED THE PERIOD, THE MARKET WAS POSITIONED FOR AGGRESSIVE FEDERAL RESERVE EASING. EXPECTATIONS OF A PROLONGED ECONOMIC SLOWDOWN CAUSED THE YIELD CURVE TO REACH ITS STEEPEST LEVEL IN ALMOST A DECADE. THE MARKET THEN REVERSED ITS EXPECTATIONS AMID SIGNS OF AN IMPROVING ECONOMY. AS A RESULT, TREASURY BONDS SUFFERED, LEADING TO A RISE IN YIELDS. HOWEVER, THE PROSPECTS OF A NEAR-TERM ECONOMIC RECOVERY QUICKLY SUBSIDED AND TREASURIES RALLIED STRONGLY OVER THE SECOND HALF OF THE PERIOD. INVESTORS, WARY OF THE WEAK EQUITY MARKET AND CONCERNED ABOUT COLLAPSING PROFITS AND CORPORATE MALFEASANCE, TURNED TO TREASURIES AS HIGH QUALITY ALTERNATIVES. THE PORTFOLIO REMAINED UNDERWEIGHT TREASURIES IN FAVOR OF MORTGAGES RELATIVE TO THE BENCHMARK FOR THE PERIOD. HOWEVER, DURING THE MIDDLE OF THE YEAR, WE INCREASED OUR TREASURY ALLOCATION. THIS HELPED PERFORMANCE AS TREASURIES RALLIED RELATIVE TO OTHER FIXED INCOME SECTORS AMID FURTHER DECLINES IN THE EQUITY MARKETS.

     o THROUGHOUT THE ANNUAL PERIOD, YIELDS ON MORTGAGE-BACKED SECURITIES WERE EXCEPTIONALLY VOLATILE. AS MORTGAGE REFINANCING SPIKED AT THE BEGINNING OF THE PERIOD, THE PORTFOLIO WAS POSITIONED TO MINIMIZE PREPAYMENT AND EXTENSION RISK WITH AN OVERWEIGHT IN LOWER COUPON MORTGAGES AND SEASONED PASS-THROUGHS. THIS BENEFITED PERFORMANCE EARLY IN THE PERIOD AS LOWER COUPON MORTGAGES OUTPERFORMED HIGHER COUPONS, WHICH WERE MORE SENSITIVE TO GENERAL MARKET INSTABILITY AND HIGH LEVELS OF REFINANCING. DURING THE SECOND HALF OF THE PERIOD, OUR CONSERVATIVE STANCE DETRACTED FROM RELATIVE PERFORMANCE. HIGHER COUPON MORTGAGES OUTPERFORMED LOWER COUPONS, AND 30-YEAR MORTGAGES OUTPERFORMED 15-YEARS AS CONTINUED LOW INTEREST RATES, THREATS OF SUPPLY AND PREPAYMENTS, AND RISING VOLATILITY HURT LOWER COUPON MORTGAGES. OVERALL, OUR MORTGAGE EXPOSURE HAD A POSITIVE EFFECT ON PERFORMANCE FOR THE PERIOD. MORTGAGES POSTED STRONG RETURNS DUE TO THEIR HIGH CREDIT QUALITY PROFILE.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GOVERNMENT INCOME PORTFOLIO AND THE LEHMAN BROTHERS MORTGAGE/MERRILL LYNCH
       10-YEAR TREASURY INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                   Lehman Brothers Mortgage/
                                                                         Merrill Lynch
                 Investor A        Investor B          Investor C    10 Year Treasury Index
Oct-94             $9,550            $10,000            $10,000            $10,000
Dec-94              9,541              9,975              9,975             10,037
Mar-95             10,024             10,462             10,462             10,588
Jun-95             10,718             11,168             11,168             11,335
Sep-95             10,912             11,350             11,350             11,537
Dec-95             11,353             11,793             11,793             12,059
Mar-96             11,132             11,536             11,536             11,779
Jun-96             11,156             11,540             11,540             11,887
Sep-96             11,393             11,766             11,766             12,108
Dec-96             11,740             12,101             12,101             12,497
Mar-97             11,713             12,052             12,052             12,368
Jun-97             12,171             12,499             12,499             12,502
Sep-97             12,588             12,904             12,904             12,906
Dec-97             12,975             13,277             13,277             13,212
Mar-98             13,182             13,464             13,464             13,410
Jun-98             13,510             13,774             13,774             13,712
Sep-98             13,990             14,235             14,235             14,524
Dec-98             14,015             14,234             14,234             14,516
Mar-99             13,894             14,087             14,087             14,353
Jun-99             13,693             13,855             13,855             14,087
Sep-99             13,793             13,930             13,930             14,179
Dec-99             13,696             13,531             13,807             14,035
Mar-00             13,992             13,522             14,079             14,414
Jun-00             14,298             13,792             14,361             14,681
Sep-00             14,812             14,118             14,835             15,067
Dec-00             15,538             14,783             15,550             15,858
Mar-01             15,980             15,177             15,948             16,223
Jun-01             15,944             15,113             15,881             16,125
Sep-01             17,055             16,138             16,943             17,038
Dec-01             16,958             16,000             16,814             16,851
Mar-02             16,947             15,960             16,772             16,766
Jun-02             17,891             16,819             17,676             17,549
Sep-02             19,028             17,872             18,767             18,755

                      FOR PERIOD ENDING SEPTEMBER 30, 2002

                           AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------------------------------------------------------
                                             1 Year     3 Year       5 Year      From Inception
                                             ------     ------       ------      --------------
  Investor A Class (Load Adjusted)            6.52%      9.61%        7.63%           8.39%
  Investor A Class (NAV)                     11.57%     11.32%        8.61%           9.01%
  Investor B Class (Load Adjusted)            6.24%      9.54%        7.51%           8.22%
  Investor B Class (NAV)                     10.74%     10.50%        7.81%           8.22%
  Investor C Class (Load Adjusted)            9.76%     10.44%        7.77%           8.18%
  Investor C Class (NAV)                     10.76%     10.44%        7.77%           8.18%
-----------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 10/3/94; INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 2/28/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 12 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                                 GNMA PORTFOLIO

TOTAL NET ASSETS (9/30/02): $258.2 MILLION

PERFORMANCE BENCHMARK
     LEHMAN GNMA INDEX

INVESTMENT APPROACH
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED BY THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMAS"), AS WELL AS OTHER U.S. GOVERNMENT SECURITIES RATED AAA BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES BONDS WITH MATURITIES RANGING FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o THE YIELD ON THE 5-YEAR TREASURY FELL TO 2.56% ON SEPTEMBER 30, 2002, DOWN FROM 3.80% ON SEPTEMBER 30, 2001, AS A SIGNIFICANT FLIGHT TO QUALITY CONTINUED TO RALLY THE TREASURY MARKET. FOR THE PERIOD, THE LEHMAN GNMA INDEX RETURNED 7.37% WITH GNMA 15-YEARS OUTPERFORMING 30-YEARS. RELATIVE TO TREASURIES, GNMAS BENEFITED DURING THE PERIOD AS FNMA AND FHLMC SUFFERED FROM INCREASED CREDIT CONCERNS.

     o EXPECTATIONS FOR A NEAR-TERM ECONOMIC RECOVERY FLUCTUATED OVER THE ANNUAL PERIOD. THIS CAUSED CONSIDERABLE VOLATILITY IN THE FIXED INCOME MARKET AS INVESTORS PRICED IN VARYING DEGREES OF FEDERAL RESERVE ACTION. THROUGHOUT THE ANNUAL PERIOD, YIELDS ON MORTGAGE-BACKED SECURITIES WERE EXCEPTIONALLY VOLATILE. AS MORTGAGE REFINANCING SPIKED AT THE BEGINNING OF THE PERIOD, THE PORTFOLIO WAS POSITIONED TO MINIMIZE PREPAYMENT AND EXTENSION RISK WITH AN OVERWEIGHT IN LOWER COUPON MORTGAGES AND SEASONED PASS-THROUGHS. THIS BENEFITED PERFORMANCE IN THE BEGINNING OF THE PERIOD, AS LOWER COUPON MORTGAGES OUTPERFORMED HIGHER COUPONS, WHICH WERE MORE SENSITIVE TO GENERAL MARKET INSTABILITY AND HIGH LEVELS OF REFINANCING. AFTER RISING SHARPLY IN MARCH, YIELDS ON MORTGAGE-BACKED SECURITIES TRENDED LOWER IN THE SECOND AND THIRD QUARTERS OF 2002.

     o DURING THE SECOND HALF OF THE PERIOD, OUR CONSERVATIVE STANCE DETRACTED FROM RELATIVE PERFORMANCE. HIGHER COUPON MORTGAGES OUTPERFORMED LOWER COUPONS, AND 30-YEAR MORTGAGES OUTPERFORMED 15-YEARS AS CONTINUED LOW INTEREST RATES, THREATS OF SUPPLY AND PREPAYMENTS, AND RISING VOLATILITY HURT LOWER COUPON MORTGAGES. PREPAYMENT RATES HAVE INCREASED SUBSTANTIALLY FOR ALL LOWER COUPON MORTGAGES, PARTICULARLY 6.0% AND 6.5% COUPONS. HIGH COUPONS, WHICH TRADITIONALLY HAVE A STRONG INCENTIVE TO REFINANCE, HAVE BEGUN TO LEVEL OFF.

     o ALTHOUGH MORTGAGES DID NOT RALLY AS STRONGLY AS TREASURIES IN THE FINAL MONTHS OF THE PERIOD, THEIR HIGH CREDIT QUALITY PROFILE HELPED THEM REMAIN ONE OF THE BEST PERFORMING ASSET CLASSES DURING THE PERIOD. WITHIN THE MORTGAGE SECTOR, GNMA 15-YEAR SECURITIES POSTED THE STRONGEST RETURNS.


              COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GNMA PORTFOLIO AND THE LEHMAN GNMA INDEX FROM
                     INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


          Institutional   Service    Investor A   Investor B   Investor C     Lehman
              Class        Class       Class        Class        Class      GNMA Index
May-90      $10,000      $10,000      $10,000      $10,000      $10,000      $10,000
Jun-90       10,078       10,076       10,074       10,067       10,067       10,154
Sep-90       10,178       10,168       10,162       10,133       10,133       10,281
Dec-90       10,681       10,663       10,652       10,601       10,601       10,821
Mar-91       10,968       10,942       10,926       10,850       10,850       11,154
Jun-91       11,140       11,105       11,084       10,983       10,983       11,372
Sep-91       11,765       11,719       11,692       11,561       11,561       11,989
Dec-91       12,393       12,336       12,302       12,139       12,139       12,557
Mar-92       12,200       12,134       12,096       11,911       11,911       12,460
Jun-92       12,725       12,647       12,602       12,382       12,382       12,953
Sep-92       13,158       13,068       13,016       12,763       12,763       13,359
Dec-92       13,225       13,125       13,067       12,785       12,785       13,488
Mar-93       13,728       13,614       13,548       13,228       13,228       13,872
Jun-93       14,046       13,919       13,846       13,490       13,490       14,132
Sep-93       14,223       14,083       14,004       13,615       13,615       14,239
Dec-93       14,265       14,114       14,029       13,610       13,610       14,375
Mar-94       13,744       13,588       13,500       13,069       13,069       14,027
Jun-94       13,593       13,429       13,337       12,884       12,884       13,950
Sep-94       13,662       13,488       13,389       12,907       12,907       14,065
Dec-94       13,761       13,574       13,469       12,957       12,957       14,159
Mar-95       14,534       14,327       14,210       13,642       13,642       14,905
Jun-95       15,381       15,150       15,021       14,390       14,390       15,694
Sep-95       15,690       15,443       15,305       14,631       14,631       16,045
Dec-95       16,200       15,933       15,784       15,057       15,057       16,573
Mar-96       16,068       15,792       15,637       14,885       14,885       16,522
Jun-96       16,181       15,891       15,728       14,940       14,940       16,639
Sep-96       16,492       16,184       16,011       15,178       15,178       16,988
Dec-96       16,965       16,636       16,452       15,562       15,562       17,490
Mar-97       16,984       16,643       16,452       15,529       15,529       17,513
Jun-97       17,631       17,263       17,059       16,068       16,068       18,196
Sep-97       18,181       17,789       17,570       16,514       16,514       18,733
Dec-97       18,610       18,194       17,964       16,850       16,850       19,157
Mar-98       18,935       18,500       18,257       17,089       17,089       19,468
Jun-98       19,344       18,883       18,629       17,405       17,405       19,797
Sep-98       19,791       19,304       19,037       17,751       17,751       20,303
Dec-98       20,015       19,507       19,229       17,899       17,899       20,484
Mar-99       20,169       19,643       19,354       17,981       17,981       20,689
Jun-99       20,353       19,806       19,507       18,089       18,089       20,877
Sep-99       20,121       19,566       19,263       17,828       17,828       20,789
Dec-99       20,070       19,504       19,192       17,730       17,730       20,879
Mar-00       20,502       19,908       19,582       18,057       18,057       21,286
Jun-00       21,002       20,377       20,036       18,441       18,421       21,737
Sep-00       21,668       21,007       20,627       18,969       18,950       22,389
Dec-00       22,450       21,749       21,434       19,595       19,575       23,197
Mar-01       23,128       22,390       22,055       20,128       20,108       23,824
Jun-01       23,343       22,605       22,234       20,252       20,235       24,131
Sep-01       24,447       23,609       23,254       21,148       21,129       25,058
Dec-01       24,679       23,817       23,471       21,283       21,266       25,103
Mar-02       24,958       24,067       23,705       21,457       21,441       25,372
Jun-02       25,817       24,902       24,490       22,151       22,114       26,195
Sep-02       26,382       25,430       24,997       22,567       22,554       26,905

                      FOR PERIOD ENDING SEPTEMBER 30, 2002

                           AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------
                                             1 Year       3 Year     5 Year       10 Year     From Inception
                                             ------       ------     ------       -------     --------------

  Institutional Class                         7.92%        9.45%      7.74%        7.21%           8.18%
  Service Class                               7.71%        9.13%      7.41%        6.89%           7.86%
  Investor A Class (Load Adjusted)            3.20%        7.61%      6.43%        6.30%           7.35%
  Investor A Class (NAV)                      7.50%        9.07%      7.31%        6.74%           7.71%
  Investor B Class (Load Adjusted)            2.22%        7.17%      6.15%        5.93%           6.89%
  Investor B Class (NAV)                      6.72%        8.17%      6.46%        5.93%           6.89%
  Investor C Class (Load Adjusted)            5.73%        8.15%      6.44%        5.92%           6.88%
  Investor C Class (NAV)                      6.73%        8.15%      6.44%        5.92%           6.88%
------------------------------------------------------------------------------------------------------------

IN CONNECTION WITH THE CONVERSION OF VARIOUS COMMON TRUST FUNDS MAINTAINED BY PNC BANK AND PNC BANK, DELAWARE ("PNC-DE"), AN AFFILIATE OF PNC BANK, INTO THE FUND BETWEEN MAY 1 AND MAY 15, 1998 (THE "CTF CONVERSION"), THE GNMA PORTFOLIO WAS ESTABLISHED TO RECEIVE THE ASSETS OF THE GNMA FUND OF PNC BANK. PERFORMANCE INFORMATION PRESENTED FOR THIS PORTFOLIO INCLUDES PERFORMANCE FOR THE PREDECESSOR COMMON TRUST FUND WHICH TRANSFERRED ITS ASSETS AND LIABILITIES TO THE RELATED PORTFOLIO PURSUANT TO THE CTF CONVERSION. PERFORMANCE INFORMATION PRESENTED IS BASED UPON THE PERFORMANCE OF THE GNMA FUND FOR PERIODS PRIOR TO THE CTF CONVERSION. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 12 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                            MANAGED INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/02): $1.1 BILLION

PERFORMANCE BENCHMARK
     LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN SECURITIES RATED INVESTMENT GRADE ("BBB" OR HIGHER) BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO SEEKS TO MAINTAIN AN AVERAGE DURATION OF +/-20% OF THE BENCHMARK AND MAY INVEST UP TO 10% OF ITS ASSETS IN BONDS OF FOREIGN ISSUERS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o THE YIELD ON THE 10-YEAR TREASURY FELL TO 3.59% ON SEPTEMBER 30, 2002, DOWN FROM 4.59% ON SEPTEMBER 30, 2001, PRIMARILY ON STRENGTH IN THE TREASURY MARKET DURING THE SECOND HALF OF THE PERIOD. THE BROADER MARKET, AS MEASURED BY THE LEHMAN BROTHERS AGGREGATE INDEX, RETURNED 8.60% FOR THE ANNUAL PERIOD.

     o EXPECTATIONS FOR A NEAR-TERM ECONOMIC RECOVERY FLUCTUATED OVER THE ANNUAL PERIOD. THIS CAUSED CONSIDERABLE VOLATILITY IN THE TREASURY MARKET AS INVESTORS PRICED IN VARYING DEGREES OF FEDERAL RESERVE ACTION. THE PORTFOLIO REMAINED UNDERWEIGHT TREASURIES RELATIVE TO THE BENCHMARK FOR THE PERIOD. HOWEVER, WE INCREASED OUR TREASURY ALLOCATION OVER THE LAST QUARTER WHICH HELPED PERFORMANCE AS TREASURIES RALLIED RELATIVE TO OTHER FIXED INCOME SECTORS.

     o DURING THE PERIOD, VOLATILITY WAS SEEN THROUGHOUT OTHER FIXED INCOME SECTORS. GIVEN THE MARKET ENVIRONMENT, WE ARE INVESTING IN LESS VOLATILE SECURITIES AND MAINTAINING A HIGH QUALITY BIAS. OUR CONSERVATIVE APPROACH HELPED THE PORTFOLIO TO REALIZE CONSISTENT POSITIVE RETURNS AND LIMITED OUR EXPOSURE TO NEGATIVE MARKET EVENTS.

     o THROUGHOUT THE ANNUAL PERIOD, OUR MORTGAGE ALLOCATION REMAINED IN LINE WITH THE BENCHMARK, AS YIELDS ON MORTGAGE-BACKED SECURITIES WERE EXCEPTIONALLY VOLATILE. AS MORTGAGE REFINANCING SPIKED AT THE BEGINNING OF THE PERIOD, THE PORTFOLIO WAS POSITIONED TO MINIMIZE PREPAYMENT AND EXTENSION RISK WITH AN OVERWEIGHT IN LOWER COUPON MORTGAGES AND SEASONED PASS-THROUGHS. THIS BENEFITED PERFORMANCE AS LOWER COUPON MORTGAGES OUTPERFORMED HIGHER COUPONS, WHICH WERE MORE SENSITIVE TO GENERAL MARKET INSTABILITY AND HIGH LEVELS OF REFINANCING. DURING THE SECOND HALF OF THE PERIOD, OUR CONSERVATIVE STANCE DETRACTED FROM RELATIVE PERFORMANCE. HIGHER COUPON MORTGAGES OUTPERFORMED LOWER COUPONS, AND 30-YEAR MORTGAGES OUTPERFORMED 15-YEARS AS CONTINUED LOW INTEREST RATES, THREATS OF SUPPLY AND PREPAYMENTS, AND RISING VOLATILITY HURT LOWER COUPON MORTGAGES. OVERALL, OUR MORTGAGE EXPOSURE HAD A POSITIVE EFFECT ON PERFORMANCE FOR THE PERIOD. MORTGAGES POSTED STRONG RETURNS DUE TO THEIR HIGH CREDIT QUALITY PROFILE.

     o THE CORPORATE SECTOR UNDERPERFORMED THE BROAD MARKET DURING THE PERIOD IN RESPONSE TO SEVERAL CORPORATE BLOWUPS, VOLATILE EQUITY AND TREASURY MARKETS, AND ANEMIC ECONOMIC INDICATORS. YEAR-TO-DATE, APPROXIMATELY $80 BILLION IN INVESTMENT GRADE DEBT HAS BEEN DOWNGRADED TO JUNK STATUS. FOR MUCH OF THE PERIOD, WE REMAINED CAUTIOUS ON CORPORATES AND WERE SLIGHTLY UNDERWEIGHT RELATIVE TO THE BENCHMARK. OUR SELECTION OF CORPORATES FOCUSED ON HIGH QUALITY, LIQUID COMPANIES WITH STRONG CREDIT FUNDAMENTALS, WHICH BENEFITED PERFORMANCE. HOWEVER, THE PORTFOLIO WAS NOT IMMUNE TO THE SECTOR'S OVERALL VOLATILITY AND FELT THE EFFECTS OF CERTAIN CORPORATE DOWNGRADES. GOING FORWARD, AS VALUATIONS OF COMPANIES WITH STRONG FUNDAMENTALS ARE BECOMING INCREASINGLY IMPACTED BY CONCENTRATED EVENTS, WE PLAN TO GRADUALLY INCREASE OUR CORPORATE EXPOSURE WHILE MAINTAINING OUR HIGH QUALITY BIAS.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MANAGED INCOME PORTFOLIO AND THE LEHMAN BROTHERS AGGREGATE INDEX FROM
                     INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                           Lehman Brothers
          Institutional   Service     Investor A   Investor B   Investor C    Aggregate
              Class        Class        Class        Class        Class        Index
11/1/89      $10,000      $10,000      $ 9,550      $10,000      $10,000      $10,000
Dec-89        10,105       10,105        9,650       10,000       10,000       10,027
Mar-90        10,004       10,004        9,554        9,900        9,900        9,946
Jun-90        10,306       10,306        9,843       10,199       10,199       10,309
Sep-90        10,380       10,380        9,913       10,272       10,272       10,397
Dec-90        10,943       10,943       10,451       10,830       10,830       10,923
Mar-91        11,161       11,161       10,659       11,045       11,045       11,227
Jun-91        11,259       11,259       10,752       11,142       11,142       11,411
Sep-91        11,910       11,910       11,374       11,786       11,786       12,059
Dec-91        12,580       12,580       12,014       12,449       12,449       12,671
Mar-92        12,290       12,290       11,737       12,162       12,162       12,509
Jun-92        12,749       12,749       12,175       12,617       12,617       13,014
Sep-92        13,316       13,316       12,717       13,177       13,177       13,574
Dec-92        13,323       13,323       12,724       13,185       13,185       13,609
Mar-93        14,022       14,022       13,391       13,876       13,876       14,172
Jun-93        14,457       14,457       13,806       14,306       14,306       14,549
Sep-93        14,935       14,940       14,263       14,780       14,780       14,928
Dec-93        14,881       14,862       14,186       14,701       14,701       14,936
Mar-94        14,370       14,343       13,690       14,186       14,186       14,507
Jun-94        14,110       14,079       13,422       13,909       13,909       14,357
Sep-94        14,145       14,104       13,440       13,927       13,927       14,445
Dec-94        14,215       14,166       13,492       13,981       13,981       14,500
Mar-95        14,894       14,835       14,122       14,634       14,634       15,231
Jun-95        15,744       15,671       14,909       15,449       15,449       16,159
Sep-95        16,022       15,935       15,153       15,702       15,702       16,477
Dec-95        16,701       16,602       15,778       16,350       16,350       17,179
Mar-96        16,369       16,260       15,443       16,003       16,003       16,872
Jun-96        16,437       16,315       15,490       16,051       16,051       16,969
Sep-96        16,716       16,580       15,734       16,304       16,304       17,281
Dec-96        17,277       17,123       16,243       16,831       16,831       17,800
Mar-97        17,227       17,060       16,177       16,762       16,762       17,701
Jun-97        17,848       17,663       16,740       17,346       17,346       18,351
Sep-97        18,432       18,228       17,267       17,892       17,892       18,960
Dec-97        18,913       18,689       17,697       18,338       18,338       19,517
Mar-98        19,189       18,949       17,936       18,585       18,585       19,818
Jun-98        19,692       19,432       18,384       19,050       19,050       20,282
Sep-98        20,137       19,856       18,778       19,457       19,457       21,140
Dec-98        20,292       19,993       18,900       19,582       19,582       21,212
Mar-99        20,304       19,989       18,888       19,570       19,570       21,103
Jun-99        20,097       19,769       18,673       19,312       19,312       20,918
Sep-99        20,252       19,907       18,796       19,402       19,402       21,060
Dec-99        20,169       19,810       18,697       19,265       19,265       21,003
Mar-00        20,604       20,212       19,039       19,619       19,579       21,467
Jun-00        20,959       20,545       19,364       19,896       19,835       21,839
Sep-00        21,640       21,199       19,951       20,483       20,420       22,496
Dec-00        22,577       22,100       20,811       21,304       21,241       23,443
Mar-01        23,279       22,769       21,433       21,900       21,817       24,156
Jun-01        23,353       22,824       21,476       21,903       21,819       24,291
Sep-01        24,540       23,965       22,520       22,947       22,840       25,411
Dec-01        24,535       23,944       22,490       22,874       22,767       25,422
Mar-02        24,503       23,893       22,434       22,773       22,667       25,446
Jun-02        25,388       24,737       23,217       23,525       23,417       26,386
Sep-02        26,213       25,521       23,944       24,216       24,108       27,595

                      FOR PERIOD ENDING SEPTEMBER 30, 2002

                           AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------
                                             1 Year       3 Year     5 Year       10 Year     From Inception
                                             ------       ------     ------       -------     --------------
  Institutional Class                         6.82%        8.97%      7.29%        7.01%           7.75%
  Service Class                               6.50%        8.65%      6.97%        6.72%           7.52%
  Investor A Class (Load Adjusted)            1.53%        6.80%      5.81%        6.05%           7.00%
  Investor A Class (NAV)                      6.32%        8.47%      6.79%        6.55%           7.38%
  Investor B Class (Load Adjusted)            1.03%        6.65%      5.68%        6.15%           7.07%
  Investor B Class (NAV)                      5.53%        7.66%      6.00%        6.15%           7.07%
  Investor C Class (Load Adjusted)            4.55%        7.50%      5.91%        6.10%           7.03%
  Investor C Class (NAV)                      5.55%        7.50%      5.91%        6.10%           7.03%
------------------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 11/1/89; INVESTOR A SHARES, 2/5/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 7/15/97; AND INVESTOR C SHARES, 11/22/99. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 12 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED. THE COMPARATIVE INDEX FROM PREVIOUS YEARS HAS CHANGED FROM THE SALOMON BROAD INVESTMENT GRADE INDEX TO
THE LEHMAN AGGREGATE TO MORE ACCURATELY REFLECT THE TYPE OF HOLDINGS OF
MANAGED INCOME.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                          INTERNATIONAL BOND PORTFOLIO

TOTAL NET ASSETS (9/30/02): $122.2 MILLION

PERFORMANCE BENCHMARK
     SALOMON SMITH BARNEY NON-U.S. WORLD GOVERNMENT BOND INDEX (HEDGED)

INVESTMENT APPROACH
     AS OF MARCH 1, 2002, THE PORTFOLIO PURSUES A TOTAL RETURN THAT EXCEEDS THAT OF THE BENCHMARK BY INVESTING IN BONDS OF FOREIGN ISSUERS RATED INVESTMENT GRADE ("BBB" OR HIGHER) AT THE TIME OF PURCHASE BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO INVESTS AT LEAST 65% OF ITS ASSETS IN BONDS OF A DIVERSIFIED GROUP OF FOREIGN ISSUERS FROM AT LEAST THREE DEVELOPED COUNTRIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o AT THE BEGINNING OF THE ANNUAL PERIOD, THERE WAS INCREASING EVIDENCE THAT A STRONG ECONOMIC RECOVERY WAS UNDERWAY. GLOBAL BOND MARKETS BEGAN TO ANTICIPATE AN INCREASE IN SHORT-TERM INTEREST RATES BY THE CENTRAL BANKS IN EUROPEAN AND DOLLAR BLOC COUNTRIES. HALFWAY THROUGH THE ANNUAL PERIOD, TWO POWERFUL FORCES DOMINATED THE GLOBAL FIXED INCOME MARKETS: A SHARP DOWN-TRADE IN THE U.S. DOLLAR AND WEAKNESS IN GLOBAL EQUITY MARKETS. WITH THE DOLLAR AT YEARLY LOWS, EURO AND PAN ASIAN EQUITY MARKETS FELL SUBSTANTIALLY. AS THE END OF THE PERIOD APPROACHED, WEAKNESS IN GLOBAL EQUITY MARKETS SET THE TONE, DRIVING FIXED INCOME VALUATIONS HIGHER.

     o OUR UNDERWEIGHT IN THE EUROPEAN BLOC BENEFITED PERFORMANCE DURING THE FIRST QUARTER OF 2002, AS EUROPEAN AND U.K. GOVERNMENTS BOTH UNDERPERFORMED U.S. TREASURIES. WE INCREASED ALLOCATIONS TO EUROPEAN BONDS MIDWAY THOUGH THE PERIOD AS WE BELIEVED THE EUROPEAN CENTRAL BANK (ECB) WOULD BE LESS AGGRESSIVE THAN THE FED IN RAISING RATES AND MAY EVEN EASE RATES FURTHER. THE EURO YIELD CURVE REMAINS SIGNIFICANTLY FLATTER THAN THE U.S. CURVE AND 5-YEAR GERMAN BONDS CURRENTLY OFFER SIGNIFICANTLY HIGHER YIELDS THAN THEIR U.S. COUNTERPARTS. BY THE CLOSE OF THE PERIOD, WE MOVED TO AN UNDERWEIGHT IN EUROPE IN FAVOR OF JAPAN, THE U.K. AND CANADA, WHERE WE BELIEVE THERE IS MORE RELATIVE VALUE. CURRENTLY, WE LOOK TO ADD TO OUR POSITIONS IN THE EURO BLOC, AS WE BELIEVE THAT EUROPEAN BONDS OFFER GOOD VALUE RELATIVE TO THE U.S.

     o THE YEN DECLINED NEARLY 10% DURING THE FIRST HALF OF THE PERIOD, BENEFITING JAPAN'S COMPETITIVE POSITION AND HELPING IT OUTPERFORM U.S. TREASURIES IN THE FIRST QUARTER OF 2002. THE PORTFOLIO'S INITIAL UNDERWEIGHT IN JAPAN BENEFITED PERFORMANCE, DESPITE A ONE-MONTH RALLY IN MARCH. DURING THE SECOND HALF OF THE PERIOD, JAPAN PERFORMED POORLY IN RELATION TO OTHER MAJOR GLOBAL MARKETS DUE TO CONCERNS OVER LOW CONSUMER CONFIDENCE AND A CONTINUING DEFLATIONARY ECONOMY. EVEN THOUGH TWO CONSECUTIVE POSITIVE GDP NUMBERS HAVE LED SOME INVESTORS TO BELIEVE THAT THE JAPANESE ECONOMY MAY HAVE BOTTOMED, WE BELIEVE A SUSTAINABLE RECOVERY REMAINS IN QUESTION. IN SEPTEMBER, JAPANESE 10-YEAR BOND YIELDS FELL TO CLOSE TO 1.0% AS YIELDS DECLINED GLOBALLY IN RESPONSE TO FEARS OVER THE ECONOMY. THIS RALLY BENEFITED PERFORMANCE AS WE INCREASED OUR EXPOSURE TO JAPAN THROUGHOUT THE PERIOD.

     o THE PORTFOLIO'S UNDERWEIGHT IN CANADA HELPED PERFORMANCE IN THE BEGINNING OF THE PERIOD AS CANADA UNDERPERFORMED RELATIVE TO THE U.S. AUSTRALIA ALSO UNDERPERFORMED RELATIVE TO THE U.S., GIVING US THE OPPORTUNITY TO SELECTIVELY ADD TO OUR EXPOSURE. THIS POOR PERFORMANCE CONTINUED TOWARDS THE END OF THE PERIOD AND CAME AS A RESULT OF RESILIENT GROWTH LATER IN THE PERIOD. CANADA'S UNEMPLOYMENT RATE FELL TO YEARLY LOWS AND THE INFLATION RATE PUSHED TO ITS HIGHEST POINT IN FIVE YEARS. IN AUSTRALIA, THE JOBLESS RATE CONTINUED TO FALL WHILE THE HOUSING MARKET BOOMED. WITH A TIGHTENING OF MONETARY POLICY ALREADY PRICED INTO INTEREST RATES, CANADIAN 10-YEAR BONDS ARE CURRENTLY AT HISTORICALLY WIDE LEVELS RELATIVE TO THE U.S.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
           INTERNATIONAL BOND PORTFOLIO AND THE SALOMON SMITH BARNEY
          NON-U.S. WORLD GOVERNMENT BOND INDEX (HEDGED) FROM INCEPTION
                          AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                           Salomon Smith
                                                                            Barney Non-
                                                                            U.S. World
                                                                            Government
          Institutional   Service     Investor A  Investor B   Investor C   Bond Index
              Class        Class        Class       Class        Class       (Hedged)
7/1/91      $10,000      $10,000      $ 9,500      $10,000      $10,000      $10,000
Sep-91       10,360       10,360        9,894       10,360       10,360       10,482
Dec-91       10,600       10,600       10,123       10,600       10,600       10,909
Mar-92       10,470       10,470        9,999       10,470       10,470       10,846
Jun-92       11,008       11,008       10,513       11,008       11,008       11,157
Sep-92       11,298       11,298       10,789       11,298       11,298       11,581
Dec-92       11,254       11,254       10,747       11,254       11,254       11,766
Mar-93       11,717       11,717       11,190       11,717       11,717       12,169
Jun-93       12,116       12,116       11,571       12,116       12,116       12,483
Sep-93       12,689       12,689       12,118       12,689       12,689       12,932
Dec-93       12,977       12,977       12,393       12,977       12,977       13,225
Mar-94       12,715       12,715       12,143       12,715       12,715       12,803
Jun-94       12,453       12,453       11,892       12,453       12,453       12,561
Sep-94       12,369       12,369       11,812       12,369       12,369       12,580
Dec-94       12,496       12,496       11,933       12,496       12,496       12,732
Mar-95       13,545       13,545       12,936       13,545       13,545       13,323
Jun-95       14,054       14,054       13,421       14,054       14,054       14,016
Sep-95       14,302       14,302       13,658       14,302       14,302       14,427
Dec-95       14,998       14,998       14,323       14,998       14,998       15,032
Mar-96       15,051       15,051       14,374       15,051       15,051       15,011
Jun-96       15,395       15,394       14,697       15,370       15,370       15,291
Sep-96       16,002       15,989       15,259       15,928       15,928       15,797
Dec-96       16,590       16,558       15,793       16,442       16,442       16,340
Mar-97       16,762       16,717       15,938       16,562       16,562       16,458
Jun-97       17,335       17,276       16,378       17,078       17,078       16,988
Sep-97       17,859       17,783       16,853       17,539       17,539       17,565
Dec-97       18,294       18,203       17,244       17,911       17,911       18,069
Mar-98       18,777       18,671       17,679       18,328       18,328       18,527
Jun-98       19,112       18,988       17,972       18,597       18,597       18,955
Sep-98       20,092       19,947       18,872       19,529       19,492       19,942
Dec-98       20,395       20,232       19,135       19,800       19,726       20,052
Mar-99       20,697       20,518       19,397       20,071       19,958       20,395
Jun-99       20,519       20,327       19,209       19,838       19,729       20,266
Sep-99       20,474       20,266       19,143       19,733       19,624       20,167
Dec-99       20,492       20,284       19,140       19,690       19,581       20,403
Mar-00       20,923       20,692       19,517       20,044       19,934       20,846
Jun-00       21,475       21,222       20,008       20,511       20,398       21,223
Sep-00       21,918       21,642       20,397       20,870       20,755       21,571
Dec-00       22,891       22,585       21,276       21,730       21,650       22,365
Mar-01       23,696       23,365       22,001       22,430       22,345       22,978
Jun-01       23,910       23,556       22,173       22,562       22,476       23,063
Sep-01       24,615       24,232       22,800       23,158       23,068       23,565
Dec-01       24,721       24,319       22,873       23,188       23,098       23,727
Mar-02       24,612       24,193       22,745       23,014       22,924       23,634
Jun-02       25,269       24,822       23,325       23,557       23,465       24,167
Sep-02       26,015       25,534       23,985       24,179       24,082       24,963

                      FOR PERIOD ENDING SEPTEMBER 30, 2002

                           AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------
                                             1 Year     3 Year       5 Year       10 Year     From Inception
                                             ------     ------       ------       -------     --------------
  Institutional Class                         5.69%      8.30%        7.81%        8.70%           8.86%
  Service Class                               5.37%      7.99%        7.49%        8.49%           8.68%
  Investor A Class (Load Adjusted)           (0.03)%     5.97%        6.21%        7.88%           8.08%
  Investor A Class (NAV)                      5.19%      7.80%        7.31%        8.37%           8.57%
  Investor B Class (Load Adjusted)           (0.09)%     5.97%        6.20%        7.85%           8.11%
  Investor B Class (NAV)                      4.41%      7.00%        6.51%        7.85%           8.11%
  Investor C Class (Load Adjusted)            3.40%      7.06%        6.55%        7.86%           8.12%
  Investor C Class (NAV)                      4.40%      7.06%        6.55%        7.86%           8.12%
------------------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: SERVICE SHARES, 7/1/91; INVESTOR B SHARES, 4/19/96; INVESTOR A SHARES, 4/22/96; INSTITUTIONAL SHARES, 6/10/96; AND INVESTOR C SHARES, 9/11/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 12 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                            HIGH YIELD BOND PORTFOLIO

TOTAL NET ASSETS (9/30/02): $254.1 MILLION

PERFORMANCE BENCHMARK
     LEHMAN HIGH YIELD INDEX

INVESTMENT APPROACH
     PURSUES CURRENT INCOME BY INVESTING PRIMARILY IN NON-INVESTMENT GRADE BONDS (BELOW "BBB") IN THE 10 TO 15 YEAR MATURITY RANGE, WHICH HAVE THE POTENTIAL FOR ABOVE-AVERAGE CURRENT INCOME. THE PORTFOLIO MAY INVEST IN SECURITIES RATED AS LOW AS "C" OR DEEMED BY THE MANAGER TO BE OF COMPARABLE QUALITY. THE PORTFOLIO MAY ALSO INVEST UP TO 10% OF ITS ASSETS IN BONDS OF FOREIGN ISSUERS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o FOR THE ANNUAL PERIOD ENDED SEPTEMBER 30, 2002, THE LEHMAN HIGH YIELD INDEX POSTED A RETURN OF -2.30%. FOR THE FIRST HALF OF THE PERIOD, HIGH YIELD WAS THE TOP-PERFORMING SECTOR IN THE FIXED INCOME MARKET, RETURNING 7.56%. BUT, AS CONSUMER CONFIDENCE WANED AND PESSIMISM OVER THE LIKELIHOOD OF AN ECONOMIC RECOVERY BECAME MORE WIDESPREAD, THE HIGH YIELD SECTOR SUFFERED, RETURNING -9.16% DURING THE SECOND HALF OF THE PERIOD.

     o THROUGHOUT THE YEAR, THE HIGH YIELD MARKET WAS HAMPERED BY A LARGE NUMBER OF INVESTMENT GRADE COMPANIES DOWNGRADED TO JUNK STATUS. YEAR-TO-DATE, APPROXIMATELY $80 BILLION HAS MIGRATED INTO THE LEHMAN HIGH YIELD INDEX. DURING THE PERIOD, THESE "FALLEN ANGELS" ACCOUNTED FOR APPROXIMATELY ONE-THIRD OF ALL HIGH YIELD DEFAULTS.

     o DURING THE PERIOD, THE PORTFOLIO WAS WELL POSITIONED WITHIN THE CREDIT QUALITY SPECTRUM. AN OVERWEIGHT RELATIVE TO THE BENCHMARK IN B'S, AS WELL AS SIGNIFICANT EXPOSURE TO BB'S ADDED TO PERFORMANCE. THESE TWO CREDIT SECTORS OUTPERFORMED WITHIN THE HIGH YIELD MARKET AS INVESTORS FAVORED HIGHER QUALITY ISSUES. THROUGHOUT THE PERIOD THE PORTFOLIO MAINTAINED VERY LITTLE EXPOSURE TO CCC'S AND WAS UNDERWEIGHT RELATIVE TO THE BENCHMARK.

     o YEAR-TO-DATE, CYCLICAL ISSUES AND ENERGY HAVE STRONGLY OUTPERFORMED DEFENSIVE ISSUES. THE PORTFOLIO'S EXPOSURE TO CONSUMER CYCLICALS, ESPECIALLY LODGING AND GAMING, BENEFITED PERFORMANCE. THE PORTFOLIO'S OVERWEIGHT IN AEROSPACE ALSO HELPED PERFORMANCE, ESPECIALLY DURING THE FIRST HALF OF THE PERIOD. TOWARDS THE END OF THE PERIOD, WE WERE HEAVILY UNDERWEIGHT FALLEN ANGELS AND TELECOM, WHICH, DESPITE OVERALL POOR PERFORMANCE YEAR-TO-DATE, POSTED THE STRONGEST THIRD QUARTER RETURNS RELATIVE TO OTHER HIGH YIELD SECTORS.

     o NOW THAT MANY BANKRUPT COMPANIES HAVE EXITED THE MARKET, FUNDAMENTALS OF THE HIGH YIELD SECTOR ARE STRENGTHENING. THE NUMBER OF DEFAULTS ROSE TO OVER 11% IN THE FIRST HALF OF 2002, AND IS EXPECTED TO DECLINE IN COMING MONTHS. GOING FORWARD, WE WILL CONTINUE TO MAINTAIN A HIGH QUALITY BIAS, BUYING NAMES THAT HAVE STRONG ASSET VALUES AND PREDICTABLE AND CONSISTENT CASH FLOWS. AS MARKET LIQUIDITY TENDS TO BE STRAINED, WE FAVOR LARGER AND MORE WIDELY TRADED ISSUES.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
         HIGH YIELD BOND PORTFOLIO AND THE LEHMAN HIGH YIELD INDEX FROM
                       INCEPTION AND AT EACH QUARTER-END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                            Lehman
           Institutional  Service     Investor A   Investor B   Investor C   BlackRock    High Yield
              Class        Class        Class        Class        Class        Class        Index
11/9/98      $10,000      $10,000      $ 9,500      $10,000      $10,000      $10,000      $10,000
Dec-98        10,128       10,106        9,616       10,113       10,113       10,110       10,160
Jan-99        10,395       10,370        9,866       10,369       10,369       10,378       10,310
Feb-99        10,380       10,351        9,847       10,343       10,343       10,363       10,250
Mar-99        10,466       10,435        9,926       10,418       10,418       10,451       10,347
Apr-99        10,853       10,819       10,289       10,794       10,794       10,840       10,548
May-99        10,586       10,551       10,032       10,517       10,517       10,576       10,405
Jun-99        10,622       10,584       10,062       10,542       10,542       10,613       10,383
Jul-99        10,637       10,597       10,072       10,547       10,547       10,630       10,425
Aug-99        10,599       10,557       10,032       10,498       10,498       10,593       10,309
Sep-99        10,592       10,548       10,022       10,481       10,481       10,587       10,235
Dec-99        11,013       10,960       10,397       10,864       10,852       11,011       10,403
Mar-00        10,883       10,822       10,272       10,703       10,702       10,884       10,159
Jun-00        10,985       10,919       10,334       10,779       10,815       10,995       10,276
Sep-00        10,906       10,836       10,235       10,677       10,749       10,924       10,335
Dec-00        10,206       10,132        9,566        9,957       10,026       10,226        9,793
Mar-01        10,749       10,663       10,063       10,457       10,528       10,774       10,416
Jun-01        10,632       10,539        9,942       10,311       10,380       10,661       10,178
Sep-01        10,193       10,096        9,520        9,854        9,921       10,225        9,747
Dec-01        10,808       10,712       10,083       10,431       10,501       10,846       10,310
Mar-02        11,074       10,967       10,319       10,654       10,726       11,116       10,484
Jun-02        10,729       10,617        9,985       10,291       10,360       10,774        9,811
Sep-02        10,382       10,267        9,652        9,630        9,980       10,430        9,523

                      FOR PERIOD ENDING SEPTEMBER 30, 2002

                           AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------------------------------------------------------
                                                1 Year          3 Year          From Inception
                                                ------          ------          --------------
  BlackRock Class                                2.02%         (0.11)%              1.40%
  Institutional Class                            1.86%         (0.26)%              1.30%
  Service Class                                  1.69%         (0.56)%              0.94%
  Investor A Class (Load Adjusted)              (3.70)%        (2.41)%             (0.52)%
  Investor A Class (NAV)                         1.38%         (0.74)%              0.82%
  Investor B Class (Load Adjusted)              (3.75)%        (2.96)%             (0.73)%
  Investor B Class (NAV)                         0.75%         (1.48)%              0.05%
  Investor C Class (Load Adjusted)              (0.39)%        (1.49)%              0.02%
  Investor C Class (NAV)                         0.61%         (1.49)%              0.02%
----------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON 11/19/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 12 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                                 BLACKROCK FUNDS

                         NOTE ON PERFORMANCE INFORMATION

      The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

      Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows:
Intermediate Government Bond, Intermediate Bond, Core Bond Total Return, Core PLUS Total Return and GNMA -- 4.00%; Government Income and Managed Income -- 4.50%; International Bond and High Yield Bond -- 5.00%; and Low Duration Bond -- 3.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

      The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors Inc. and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE
                 BLACKROCK TAXABLE BOND PORTFOLIOS (UNAUDITED)

      During the fiscal year ended September 30, 2002, the following Portfolios of the BlackRock Funds declared the following dividends from net realized capital gains:

                                                                               SHORT-TERM                 LONG-TERM
                                                                              CAPITAL GAIN              CAPITAL GAIN
                                                                                PER SHARE                 PER SHARE
                                                                              ------------              ------------
         Low Duration Bond Portfolio .............................              $0.0362                    $0.0115
         Intermediate Bond Portfolio .............................               0.0919                     0.0077
         Core Bond Total Return Portfolio ........................               0.1156                         --
         Government Income Portfolio .............................               0.0945                     0.1745
         GNMA Portfolio ..........................................               0.2104                         --

      Because the Portfolios' fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2002. The second notification, which reflects the amounts to be used by calendar year taxpayers on their U.S. federal income tax returns, has been made in conjunction with Form 1099-DIV and will be mailed in January 2003.
--------------------------------------------------------------------------------

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                           LOW DURATION BOND PORTFOLIO

                                                        PAR
AS OF SEPTEMBER 30, 2002                 MATURITY      (000)        VALUE
                                         --------     -------   ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 56.7%
   Federal Home Loan Mortgage Corp.
     Gold, Unsecured Notes
     5.50%                                07/15/06    $29,600   $ 32,474,308
   Federal Home Loan Mortgage Corp.,
     Unsecured Notes
     6.88%                                01/15/05      5,725      6,319,982
     5.25%                                01/15/06      5,320      5,761,725
   Federal National Mortgage Association,
     Unsecured Notes
     3.70%                                08/27/04      6,150      6,197,847
     3.88%                                02/15/05      1,955      2,031,321
     4.45%                                05/03/05      5,625      5,842,620
     5.50%                                02/15/06      7,965      8,687,282
   Overseas Private Investment Co.
     5.92%                                12/16/06      6,078      6,366,793
   Small Business Administration
     Participation Certificates, Series 97,
     Class A
     2.60%(b)                             08/15/22        701        693,976
   U.S. Treasury Bonds
     5.88%                                11/15/05      6,000      6,686,718
     8.75%                                11/15/08      2,430      2,624,305
     10.38%                               11/15/09      5,400      6,347,954
   U.S. Treasury Notes
     5.38%                                06/30/03      2,300      2,367,114
     3.38%                                04/30/04     31,015     31,865,493
     3.25%                                05/31/04    133,515    137,030,183
     2.13%                                08/31/04     10,000     10,082,810
     5.88%                                11/15/04    107,040    116,230,347
     6.75%                                05/15/05     43,560     48,904,594
     5.75%                                11/15/05     75,745     84,130,199
     3.50%                                11/15/06      4,000      4,170,000
     4.38%                                05/15/07      9,390     10,134,965
                                                                ------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $523,449,087)                                            534,950,536
                                                                ------------
MORTGAGE PASS-THROUGHS -- 16.4%
   Federal Home Loan Mortgage Corp.
     7.25%                                06/01/08          2          1,547
     8.25%                                06/01/09         25         26,242
     6.00%(b)                          09/13-12/24     12,074     12,599,650
     5.38%(b)                             07/01/20      2,324      2,381,381
     5.82%(b)                             09/01/23      1,443      1,464,770
     4.51%(b)                             06/01/28        919        920,038
     7.30%(b)                             03/01/31      1,125      1,163,628
   Federal Home Loan Mortgage Corp.
     Gold
     6.00%                             02/09-04/14     12,569     13,198,101
     5.50%(b)                          06/13-08/14     13,405     13,924,737
   Federal National Mortgage Association
     7.50%                                06/25/03        534        536,073
     6.00%                             11/03-10/15     27,711     28,991,839
     7.00%                                06/01/04        158        160,118
     3.15%                                07/15/04      8,875      8,971,125
     6.90%                                08/01/05      1,986      1,992,873
     6.50%                             10/05-11/08      2,522      2,656,627
     5.00%                                01/15/07     15,000     16,197,510
     5.50%                             06/09-11/11     15,833     16,544,370
     5.47%(b)                             02/01/24      2,253      2,336,451
   Federal National Mortgage Association
     10 Year Balloon
     6.00%                             12/03-02/04        783        792,038

                                                        PAR
                                         MATURITY      (000)        VALUE
                                         --------     -------   ------------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Federal National Mortgage Association
     15 Year Balloon
     6.00%                             11/10-08/11    $ 5,701   $  5,991,688
     5.50%                                03/01/16         24         24,307
   Federal National Mortgage Association
     1 Year CMT, ARM
     5.56%(b)                             08/01/22      1,014      1,047,804
     6.29%(b)                             09/01/29      5,828      6,058,285
     6.70%(b)                             02/01/31      2,813      2,942,014
   Federal National Mortgage Association
     COFI, ARM
     4.85%(b)                             05/01/27        339        347,380
   Government National Mortgage
     Association
     7.00%                             12/03-05/12      2,888      3,090,227
     7.25%                                04/15/06        120        125,557
     6.00%                             12/08-02/11      3,110      3,287,084
     6.50%                             06/09-04/24      3,559      3,769,796
   MLCC Mortgage Investors, Inc.,
     Series 97-B, Class A
     2.10%(b)                             03/16/26      1,445      1,444,872
   MLCC Mortgage Investors, Inc.,
     Series 99-A, Class A
     2.20%(b)                             03/15/25      1,377      1,376,537
                                                                ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $150,820,142)                                            154,364,669
                                                                ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 4.7%
   Bank One, Series 00-2, Class 4A
     5.90%(b)                             03/15/30      1,061      1,082,370
   Bayview Financial Acquisition Trust,
     Series 98-1, Class A1
     7.01%                                05/25/29      1,108      1,128,968
   Chase Commercial Mortgage
     Securities Corp., Series 99-2,
     Class A1
     7.03%                                10/15/08      1,042      1,157,270
   Conseco Finance Securitizations Corp.,
     Series 00-2, Class A3
     8.07%                                12/01/31      2,900      2,984,734
   Conseco Finance Securitizations Corp.,
     Series 00-4, Class A2
     7.35%                                05/01/32      1,663      1,676,267
   Countrywide Home Loans,
     Series 01-HYB1, Class A1
     4.80%(b)                             06/19/31        960        970,314
   First Horizon Asset Securities, Inc.,
     Series 01-3, Class A3
     6.75%                                06/25/31      7,450      7,785,250
   First Republic Mortgage Loan Trust,
     Series 00-FRB1, Class A2
     4.85%(b)                             06/25/30      2,275      2,297,001
   Goldman Sachs Mortgage Securities
     Corp. II, Series 00-1, Class A
     2.17%(b)                             03/20/23        384        383,676
   Lehman Brothers Commercial Conduit
     Mortgage Trust, Series 96-C2,
     Class A
     7.48%(b)                             10/25/26        730        768,535
   PP&L Transition Bond Co. LLC,
     Series 99-1, Class A3
     6.60%                                03/25/05      1,169      1,186,477

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)


                                                        PAR
AS OF SEPTEMBER 30, 2002                 MATURITY      (000)        VALUE
                                         --------     -------   ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   Residential Funding Mortgage
     Securities I, Inc., Series 99-S13,
     Class A4
     6.00%                                05/25/29    $ 6,000   $  6,373,125
   Structured Asset Mortgage Investments,
     Inc., Series 98-9, Class 2A2
     6.13%                                11/25/13      1,602      1,659,070
   Washington Mutual Mortgage Securities
     Corp., Series 00-1, Class A1
     2.10%(b)                             06/25/24        533        532,435
   Washington Mutual Mortgage Securities
     Corp., Series 01-9, Class 1A1
     6.30%(b)                             04/25/28      1,092      1,119,216
   Washington Mutual Mortgage Securities
     Corp., Series 02-AR1, Class IA1
     6.51%(b)                             03/25/32      3,302      3,389,071
   Well Fargo Mortgage Backed Securities
     Trust, Series 01-17, Class A4
     6.75%                                08/25/31      9,840     10,288,636
                                                                ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $44,041,623)                                              44,782,415
                                                                ------------
PROJECT LOANS -- 0.2%
   Federal Housing Authority, INSD
     Project, Series 82
     7.43%
(Cost $1,453,586)                         09/01/22      1,458      1,567,503
                                                                ------------
ASSET BACKED SECURITIES -- 19.3%
   Amresco Independence Funding, Inc.,
     Series 99-1, Class A
     2.11%(b)                             06/15/26      1,881      1,880,827
   Bank One Issuance Trust,
     Series 02-A2, Class A2
     4.16%                                05/15/05      5,525      5,764,992
   Bank One Issuance Trust,
     Series 02-A3, Class A3
     3.59%(b)                             05/15/10      8,600      8,708,844
   Capco America Securitization Corp.,
     Series 98-D7, Class PS1 (IO)
     8.89%(c)                             10/15/30     39,272      2,700,410
   Capital Auto Receivables Asset Trust,
     Series 02-2, Class A3
     3.82%(b)                             07/15/05      3,700      3,791,344
   Capital Auto Receivables Asset Trust,
     Series 02-3, Class A3
     3.58%                                10/16/06      8,250      8,461,406
   Centex Home Equity, Series 00-D,
     Class A2
     6.74%                                08/25/21        942        947,084
   Chase Manhattan Auto Owner Trust,
     Series 00-A, Class A4
     6.26%                                06/15/07      1,900      1,999,750
   Chase Manhattan Auto Owner Trust,
     Series 01-A, Class A2
     3.99%                                01/15/04        699        700,524
   Citibank Credit Card Issuance Trust,
     Series 01-A6, Class A
     5.65%                                06/16/08      7,650      8,349,576

                                                        PAR
                                         MATURITY      (000)        VALUE
                                         --------     -------   ------------
   ASSET BACKED SECURITIES (CONTINUED)
   Citibank Credit Card Issuance Trust,
     Series 01-A8, Class A8
     4.10%                                12/07/06    $ 7,450   $  7,736,957
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     3.82%(c)                             08/15/06      3,700      3,559,025
   DaimlerChrysler Auto Trust,
     Series 00-E, Class A3
     6.11%                                11/08/04      2,100      2,153,484
   DaimlerChrysler Auto Trust,
     Series 02-A, Class A
     1.90%                                05/15/07      5,900      5,900,000
   Dayton Hudson Credit Card Master
     Trust, Series 97-1, Class A
     6.25%                                08/25/05        558        559,721
   Discover Credit Card Trust I,
     Series 93-3, Class A
     6.20%                                11/15/03      7,015      7,359,241
   Fannie Mae Grantor Trust,
     Series 02-T6, Class A1
     3.31%                                02/25/32      3,086      2,858,217
   First Security Auto Owner Trust,
     Series 00-1, Class A3
     7.30%                                07/15/04        279        279,603
   FMAC Loan Receivables Trust,
     Series 98-CA, Class A1
     5.99%                                11/15/04      1,083      1,040,010
   Ford Credit Auto Owner Trust,
     Series 01-B, Class A4
     5.12%                                10/15/04      5,425      5,514,004
   Ford Credit Auto Owner Trust,
     Series 01-C, Class A4
     4.83%                                02/15/05      4,400      4,475,625
   Green Tree Financial Corp.,
     Series 98-6, Class A5
     6.06%                                06/01/30      2,600      2,686,226
   Green Tree Financial Corp.,
     Series 99-3, Class A4
     5.95%                                09/01/13      3,188      3,203,913
   Honda Auto Receivables Owner Trust,
     Series 02-2, Class A3
     3.83%                                02/15/06      6,875      7,063,525
   IFC Small Business Administration
     Loan-Backed Adjustable Rate
     Certificates, Series 97-1, Class A
     2.75%(b)                             01/15/24      1,221      1,197,006
   MBNA Master Credit Card Trust,
     Series 02-A9, Class A9
     1.90%(b)                             12/15/09      5,700      5,687,531
   Mellon Auto Grantor Trust, Series 00-1,
     Class A
     7.18%                                10/15/06      1,404      1,463,351
     6.39%                                07/15/07      2,096      2,185,429
   Missouri Higher Education Loan
     Authority, Series 97, Class P
     2.36%(b)                             07/25/08      1,508      1,509,034
   Mortgage Capital Funding, Inc.,
     Series 98-MC1, Class X (IO)
     8.50%(c)                             01/18/09     93,187      2,609,885
   Nissan Auto Receivables Owner Trust,
     Series 01-B, Class A3
     4.99%                                02/15/05      2,976      3,025,701

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                                         PAR
AS OF SEPTEMBER 30, 2002                  MATURITY      (000)        VALUE
                                          --------     -------   ------------
ASSET BACKED SECURITIES (CONTINUED)
   Nissan Auto Receivables Owner Trust,
     Series 01-B, Class A4
     5.35%                                10/15/06    $ 3,600   $  3,774,656
   Nissan Auto Receivables Owner Trust,
     Series 01-C, Class A3
     4.31%                                05/16/05      3,100      3,164,422
   Nissan Auto Receivables Owner Trust,
     Series 01-C, Class A4
     4.80%                                02/15/07      3,925      4,118,184
   Nissan Auto Receivables Owner Trust,
     Series 02-A, Class A3
     3.58%(b)                             09/15/05     10,205     10,428,234
   Nissan Auto Receivables Owner Trust,
     Series 02-B, Class A3
     3.99%                                12/15/05     10,000     10,290,234
   Nomura Asset Securities Corp.,
     Series 98-D6, Class PS1(IO)
     8.99%(c)                             03/15/30     39,925      3,067,464
   PBG Equipment Trust, Series 00-1A,
     Class A
     6.27%                                01/20/12      1,143      1,190,841
   PMC Capital Limited Partnership,
     Series 98-1, Class A
     3.75%(b)                             04/01/21      2,804      2,803,674
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     2.85%(b)                             09/15/23        523        512,311
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class B
     3.20%(b)                             09/15/23        277        271,784
   Residential Accredit Loans, Inc.,
     Series 01-QS19, Class A1
     6.00%                                12/25/16      3,531      3,643,389
   Ryder Vehicle Lease Trust, Series 98-A,
     Class A
     6.10%                                09/15/08        896        905,464
   Ryder Vehicle Lease Trust, Series 99-A,
     Class A3
     6.68%                                04/15/04         61         60,676
   Sallie Mae Student Loan Trust,
     Series 95-1, Class CTFS
     2.71%(b)                             10/25/09      4,500      4,500,000
   Sallie Mae Student Loan Trust,
     Series 01-4, Class A1
     1.90%(b)                             01/25/11      5,124      5,123,848
   Saxon Asset Securities Trust,
     Series 00-2, Class AF3
     8.05%                                06/25/15        161        160,758
   SWB Loan Backed Certificates,
     Series 98-1, Class AV
     2.50%(b)                             09/15/24      1,660      1,643,159
   The Money Store Small Business
     Administration Loan-Backed
     Securities, Series 96-2, Class A
     2.61%(b)                             04/15/24        147        145,689
   The Money Store Small Business
     Administration Loan-Backed
     Securities, Series 97-1, Class A
     2.50%(b)                             01/15/25        335        331,532
     2.65%(b)                             04/15/28      1,805      1,956,195

                                                        PAR
                                          MATURITY     (000)        VALUE
                                          --------    -------   ------------
ASSET BACKED SECURITIES (CONTINUED)
   The Money Store Small Business
     Administration Loan-Backed
     Securities, Series 97-1, Class B
     2.98%(b)                             01/15/25    $   837   $    827,081
   USAA Auto Loan Grantor Trust,
     Series 99-1, Class A
     6.10%                                02/15/06        666        677,221
   Wachovia Asset Securitization, Inc.,
     Series 02-1, Class 1A1
     6.25%                                10/25/17      6,600      6,816,563
                                                                ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $178,372,389)                                            181,785,624
                                                                ------------
CORPORATE BONDS -- 8.1%
AEROSPACE -- 0.3%
   Raytheon Co., Senior Unsecured Notes
     8.20%                                03/01/06      2,435      2,730,658
                                                                ------------
BANKS -- 0.9%
   European Investment Bank, Senior
     Unsecured Notes
     5.63%                                02/03/05      4,000      4,312,523
   European Investment Bank,
     Unsecured Notes
     5.63%                                01/24/06      1,750      1,915,148
   JP Morgan Chase & Co., Senior
     Unsecured Notes
     5.63%                                08/15/06      2,515      2,683,890
                                                                ------------
                                                                   8,911,561
                                                                ------------
ENERGY & UTILITIES -- 0.9%
   Avon Energy Partners Holdings,
     Senior Notes
     6.73%(d)(e)                          12/11/02        690        692,919
   Dominion Resources, Inc.,
     Senior Unsecured Notes
     6.00%                                01/31/03        125        126,105
   DTE Energy Co., Senior Unsecured
     Notes
     6.00%                                06/01/04        875        913,553
   Progress Energy, Inc., Senior
     Unsecured Notes
     6.75%                                03/01/06      3,790      4,102,675
   Virginia Electric & Power, Senior
     Unsecured Notes
     5.75%                                03/31/06      2,300      2,480,122
                                                                ------------
                                                                   8,315,374
                                                                ------------
ENTERTAINMENT & LEISURE -- 0.5%
   AOL Time Warner, Inc., Senior
     Unsecured Notes
     5.63%(d)                             05/01/05      2,475      2,314,125
     6.13%                                04/15/06      2,055      1,936,065
                                                                ------------
                                                                   4,250,190
                                                                ------------
FINANCE -- 4.0%
   Citigroup, Inc., Senior Unsecured Notes
     6.75%                                12/01/05      8,000      8,874,592
   Credit Suisse First Boston, Inc., Senior
     Unsecured Notes
     5.88%                                08/01/06      1,450      1,555,556
   Ford Motor Credit Co., Unsecured
     Notes
     6.88%                                02/01/06      5,000      4,924,685

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                                     PAR
AS OF SEPTEMBER 30, 2002                MATURITY    (000)          VALUE
                                        --------   -------     -------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   General Electric Capital Corp.,
     Senior Unsecured Notes
     5.35%                              03/30/06   $ 3,750     $   4,014,262
     5.00%                              06/15/07     6,850         7,239,354
   General Motors Acceptance Corp.,
     Senior Unsecured Notes
     7.63%                              06/15/06     3,300         3,355,166
     6.13%                              09/15/06     3,300         3,355,166
   General Motors Acceptance Corp.,
   Unsecured Notes
     6.85%                              06/17/04     2,000         2,072,476
   KFW International Finance, Inc.
     5.25%                              03/09/06     1,900         2,059,752
   Verizon Global Funding Corp., Senior
     Unsecured Notes
     6.75%(g)                           12/01/05     2,480         2,616,574
                                                               -------------
                                                                  37,629,600
                                                               -------------
FOOD & AGRICULTURE -- 0.2%
   Kellogg Co., Senior Unsecured Notes
     5.50%(g)                           04/01/03     2,100         2,130,292
                                                               -------------
INSURANCE -- 0.2%
   Metropolitan Life Insurance Co.,
     Unsecured Notes
     6.30%                              11/01/03     1,720         1,789,540
                                                               -------------
OIL & GAS -- 0.4%
   Amerada Hess Corp., Senior
     Unsecured Notes
     5.30%                              08/15/04     1,530         1,602,767
   Conoco, Inc., Senior Unsecured Notes
     5.90%(g)                           04/15/04     1,820         1,910,696
                                                               -------------
                                                                   3,513,463
                                                               -------------
PAPER & FOREST PRODUCTS -- 0.5%
   Weyerhaeuser Co., Senior
     Unsecured Notes
     5.50%                              03/15/05     1,395         1,502,052
   Weyerhaeuser Co., Senior
     Unsecured Notes
     6.13%(e)                           03/15/07     3,000         3,189,480
                                                               -------------
                                                                   4,691,532
                                                               -------------
TELECOMMUNICATIONS -- 0.1%
   Verizon Communications, Inc.,
     Debentures
     6.25%                              11/15/05       960         1,014,692
   WorldCom, Inc., Senior Notes
     6.40%(f)                           08/15/05       610            74,725
   WorldCom, Inc., Senior Unsecured
     Notes
     8.00%(f)(g)                        05/15/06       390            47,775
     7.50%(f)(g)                        05/15/11     1,550           186,000
                                                               -------------
                                                                   1,323,192
                                                               -------------
YANKEE -- 0.1%
Tyco International Group S.A.,
   Senior Notes
     6.38%(g)                           06/15/05     1,175         1,017,096
                                                               -------------
TOTAL CORPORATE BONDS
   (Cost $75,513,641)                                             76,302,498
                                                               -------------

                                                  PAR/SHARES
AS OF SEPTEMBER 30, 2002                MATURITY    (000)          VALUE
                                        --------  ----------   -------------
FOREIGN BONDS -- 1.8%
   Government of Canada
     3.50%
   (Cost $16,330,830)                 06/01/04   $26,400(h)  $  16,724,893
                                                               -------------
SHORT TERM INVESTMENTS -- 0.1%
   Galileo Money Market Fund
   (Cost $1,119,543)                                 1,120         1,119,543
                                                               -------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $991,100,841(a))                            107.3%     1,011,597,681

LIABILITIES IN EXCESS OF
  OTHER ASSETS
  (Including $62,050,134 of investment
  purchases payable)                                 (7.3%)      (69,049,223)
                                                   -------     -------------
NET ASSETS (Applicable to 27,505,764
  BlackRock shares, 29,135,352
  Institutional shares, 11,788,666 Service
  shares, 6,748,798 Investor A shares,
  5,179,078 Investor B shares and
  11,593,935 Investor C shares outstanding)         100.0%      $942,548,458
                                                    ======      ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BLACKROCK, INSTITUTIONAL
   AND SERVICE SHARE
   ($701,399,353 / 68,429,782)                                        $10.25
                                                                      ======
NET ASSET VALUE AND REDEMPTION
   PRICE PER INVESTOR A SHARE
   ($69,210,810 / 6,748,798)                                          $10.26
                                                                      ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($10.26 / 0.970)                                                   $10.58
                                                                      ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($53,087,380 / 5,179,078)                                          $10.25
                                                                      ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($118,850,915 / 11,593,935)                                        $10.25
                                                                      ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONCLUDED)


----------
(a) Cost for Federal income tax purposes is $991,267,904. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation          $22,374,305
           Gross unrealized depreciation           (2,044,528)
                                                  -----------
                                                  $20,329,777
                                                  ===========

(b) Rates shown are the rates as of September 30, 2002.

(c) Rates shown are the effective yields as of September 30, 2002.

(d) Securities, or a portion thereof, pledged as collateral with a value of $1,258,929 on 945 short U.S. Treasury Notes futures contracts expiring
    December 2002. The value of such contracts on September 30, 2002 was $129,368,906, with an unrealized loss of $2,752,052.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2002, the fund held 0.4% of its net assets in securities restricted as to resale.

(f) Security in default.

(g) Total or partial securities on loan.

(h) In local currency.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                     PAR
AS OF SEPTEMBER 30, 2002                MATURITY    (000)           VALUE
                                        --------   -------      ------------
U.S. GOVERNMENT & AGENCY
   OBLIGATIONS -- 71.5%
   Federal Home Loan Mortgage Corp.
     Gold, Unsecured Notes
     5.50%                              07/15/06   $ 2,050      $  2,249,065
   Federal Home Loan Mortgage Corp.,
     Subordinated Notes
     5.88%                              03/21/11       600           653,410
   Federal Home Loan Mortgage Corp.,
     Unsecured Notes
     6.88%                              01/15/05     1,945         2,147,138
     7.00%                           07/05-03/10    25,305        29,983,885
     5.25%                              01/15/06     1,805         1,954,871
     4.25%(b)                           03/22/06     3,850         3,990,872
     4.88%                              03/15/07    18,375        19,796,968
     5.63%                              03/15/11     2,025         2,238,970
   Federal National Mortgage Association,
     Unsecured Notes
     5.25%                              04/15/07     1,870         2,041,028
   Small Business Administration
     Participation Certificates,
     Series 96-20H, Class 1
     7.25%                              08/01/16     3,526         3,980,325
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                              10/01/16     3,358         3,772,769
   Small Business Administration
     Participation Certificates,
     Series 98-20J, Class 1
     5.50%                              10/01/18     4,102         4,387,484
   Small Business Investment Cos.
     Pass-Through, Series 96-P10A,
     Class 1
     6.67%                              02/10/06       897           954,172
   U.S. Treasury Bonds
     8.75%                              11/15/08     2,985         3,223,684
     10.38%(e)                       11/09-11/12    20,570        27,341,597
     9.25%(e)                           02/15/16    20,110        30,258,491
     8.50%                              02/15/20     2,855         4,175,663
     8.00%                              11/15/21     3,500         4,950,040
   U.S. Treasury Notes
     3.63%(e)                           03/31/04    34,065        35,085,621
     3.38%                              04/30/04     1,590         1,633,601
     3.25%                              05/31/04    16,900        17,344,943
     5.88%                              11/15/04     2,775         3,013,259
     6.75%                              05/15/05     5,485         6,157,982
     3.50%                              11/15/06     8,020         8,360,850
     6.00%                              08/15/09     6,400         7,493,747
     6.50%                              02/15/10     8,530        10,293,978
     4.88%(e)                           02/15/12    12,870        14,179,625
                                                                ------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $238,534,527)                                            251,664,038
                                                                ------------
MORTGAGE PASS-THROUGHS -- 27.1%
   Federal Home Loan Mortgage Corp.
     6.50%                           03/11-06/12     6,578         6,967,110
     6.00%                           05/14-05/16     3,214         3,344,126
   Federal Home Loan Mortgage Corp.
     Gold
     6.50%                           04/08-08/32     5,141         5,363,712
     6.00%                           05/14-08/17     5,867         6,101,758
     5.50%                              04/01/17     1,347         1,389,613

                                                     PAR
                                        MATURITY    (000)           VALUE
                                        --------   -------      ------------
   MORTGAGE PASS-THROUGHS (CONTINUED)
   Federal Home Loan Mortgage Corp.
     Gold 15 Year Balloon
     6.50%                              11/01/09   $ 2,684      $  2,826,705
   Federal National Mortgage Association
     8.50%                           06/03-08/09     1,015         1,085,099
     6.50%                           08/03-04/32    31,999        33,536,606
     6.00%                           11/03-02/29    11,438        11,974,785
     6.13%                              11/25/03       411           406,831
     6.09%                              10/01/08     7,031         7,776,568
     7.00%                           10/09-03/13     2,245         2,378,619
     7.27%                              01/25/11       393           402,576
     5.50%                           01/14-12/16     1,230         1,276,126
     5.47%(b)                           02/01/24     3,004         3,115,269
   Federal National Mortgage Association
     10 Year Balloon
     6.00%                              02/01/04       593           601,791
   Federal National Mortgage Association
     Multi-Family
     7.71%                              12/01/18     2,368         2,466,371
   Government National Mortgage
     Association
     7.25%                              04/15/06     1,840         1,929,288
     6.00%                              02/15/11     1,801         1,904,204
     7.00%                              12/15/27       309           324,397
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%(c)                          06/15/21     8,526           197,175
                                                                ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $91,479,496)                                              95,368,729
                                                                ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 2.0%
   Federal Home Loan Mortgage Corp.,
     Series 1361, Class I
     6.00%                              09/15/07       790           817,913
Federal National Mortgage Association,
Series 01-35, Class VC
     6.50%                              07/25/31     5,917         6,213,234
                                                                ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $6,872,694)                                                7,031,147
                                                                ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 6.1%
   COMM, Series 99-1, Class A2
     6.46%                              05/15/32       345           387,542
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 00-1,
     Class 4A
     6.63%                              03/15/15     1,427         1,464,023
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 01-33,
     Class 4A1
     6.50%                              04/25/16     1,438         1,505,238
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 97-C1, Class X (IO)
     8.26%(c)                           07/15/27    15,708         1,071,299
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 97-C2, Class A3
     6.57%                              11/15/07     2,850         3,133,892

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

                                                     PAR
AS OF SEPTEMBER 30, 2002                MATURITY    (000)           VALUE
                                        --------   -------      ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   LB-UBS Commercial Mortgage Trust,
     Series 00-C5, Class A1
     6.41%                              01/15/10   $ 2,699      $  2,974,371
   Mortgage Capital Funding, Inc.,
     Series 98-MC3, Class A2
     6.34%                              11/18/31     1,760         1,973,942
   Residential Funding Mortgage
     Securities I, Inc., Series 98-S1,
     Class A1
     6.50%                              01/25/13     1,732         1,805,801
   Salomon Brothers Mortgage
     Securities VII, Series 02-Key 2,
     Class A2
     4.47%                              03/18/36     1,600         1,626,750
   Structured Asset Mortgage Investments,
     Inc., Series 98-9, Class 2A2
     6.13%                              11/25/13     2,604         2,695,988
   Summit Mortgage Trust, Series 00-1,
     Class B1
     6.12%(b)                           12/28/12     1,623         1,659,821
   Washington Mutual Mortgage Securities
     Corp., Series 01-9, Class 1A1
     6.30%(b)                           04/25/28     1,267         1,298,570
                                                                ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $20,093,402)                                              21,597,237
                                                                ------------
PROJECT LOANS -- 2.7%
   Federal Housing Authority, Merrill Lynch,
     Series 29, Class 1A1
     7.43%                              06/01/22     5,065         5,443,479
   Federal Housing Authority, USGI,
     Series 56
     7.46%                              01/01/23     3,738         4,022,666
                                                                ------------
TOTAL PROJECT LOANS
  (Cost $8,994,059)                                                9,466,145
                                                                ------------
ASSET BACKED SECURITIES -- 11.1%
   Boston Edison Co., Series 99-1,
     Class A4
     6.91%                              09/15/09     4,475         5,050,216
   Capital Auto Receivables Asset Trust,
     Series 02-3, Class A3
     3.58%                              10/16/06     2,700         2,769,188
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     3.82%(c)                           08/15/06     2,750         2,645,221
   Fannie Mae Grantor Trust, Series 02-T6,
     Class A1
     3.31%                              02/25/32     2,057         1,905,479
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                              12/15/19     1,662         1,379,357
   Green Tree Financial Corp.,
     Series 97-5, Class A7
     7.13%                              05/15/29     3,499         3,396,094
   Green Tree Financial Corp.,
     Series 99-5, Class A3
     6.97%(d)                           04/01/31     2,997         3,057,028

                                                  PAR/SHARES
                                        MATURITY     (000)          VALUE
                                        --------  ----------    ------------
   ASSET BACKED SECURITIES (CONTINUED)
   Huntington Auto Trust, Series 00-A,
     Class A4
     7.42%                              07/15/05   $ 8,200      $  8,575,406
   MBNA Credit Card Master Note Trust,
     Series 02-A6, Class A6
     3.90%                              11/15/07     4,000         4,151,896
   Mellon Auto Grantor Trust, Series 00-1,
     Class A
     7.18%                              10/15/06     1,686         1,757,529
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     2.85%(b)                           09/15/23       871           853,842
   Saxon Asset Securities Trust,
     Series 00-2, Class AF3
     8.05%                              06/25/15       339           338,318
   SWB Loan-Backed Certificates,
     Series 99-1, Class A
     7.38%                              05/15/25     1,610         1,577,821
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     2.55%(b)                           07/15/25     1,834         1,813,277
                                                                ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $38,228,935)                                              39,270,672
                                                                ------------
CORPORATE BONDS -- 2.6%
BANKS -- 1.6%
   European Investment Bank
     5.63%                              02/03/05     1,700         1,832,822
   International Bank for Reconstruction
     and Development, Senior Unsecured
     Notes
     5.00%                              03/28/06     3,600         3,790,505
                                                                ------------
                                                                   5,623,327
                                                                ------------
FINANCE -- 1.0%
   General Electric Capital Corp.,
     Senior Unsecured Notes
     5.00%                              06/15/07     3,325         3,513,993
                                                                ------------
TOTAL CORPORATE BONDS
  (Cost $8,654,965)                                                9,137,320
                                                                ------------
TAXABLE MUNICIPAL BONDS -- 1.4%
   Stanislaus County, California Taxable
     Pension Obligation Refunding
     Revenue Bond, Series 95
     7.15%
     (Cost $4,000,000)                  08/15/13     4,000         4,852,840
                                                                ------------
SHORT TERM INVESTMENTS -- 2.2%
   Federal Home Loan Bank Discount
     Notes
     1.40%                              10/01/02     4,300         4,300,000
   Galileo Money Market Fund                         3,581         3,581,288
                                                                ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $7,881,288)                                                7,881,288
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONCLUDED)

                                                     PAR
AS OF SEPTEMBER 30, 2002                MATURITY    (000)           VALUE
                                        --------   -------      ------------
REPURCHASE AGREEMENTS -- 0.5%
   Lehman Brothers, Inc.
     (Agreement dated 09/26/02 to be
     repurchased at $422,057.
     Collateralized by $400,000 U.S.
     Treasury Notes 4.375% due
     08/15/12.  The value of the collateral
     is $427,500.)
     0.70%                              10/03/02   $   422      $    422,000
   Lehman Brothers, Inc.
     (Agreement dated 09/23/02 to be
     repurchased at $1,239,279.
     Collateralized by $1,130,000 U.S.
     Treasury Notes 4.875% due 02/15/12.
     The value of the collateral is $1,251,872.)
     1.50%                              10/03/02     1,239         1,238,763
                                                                ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,660,763)                                                1,660,763
                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $426,400,129(a))                            127.2%       447,930,179

                                                      NUMBER
                                                        OF
                                                    CONTRACTS
                                                    ---------
OPTIONS -- (0.3%)
CALL OPTIONS WRITTEN -- (0.1%)
   December 10 year future,
   Strike Price 110, Expires 11/23/02                  (67)         (410,375)

PUT SWAPTIONS WRITTEN -- (0.0%)
  Goldman Sachs Put, Strike Price 6.50,
  Expires 05/06/03                                    (700)(f)       (17,080)

CALL SWAPTIONS WRITTEN -- (0.2%)
  Goldman Sachs Call, Strike Price 5.50,
  Expires 05/06/03                                    (700)(f)      (636,951)

TOTAL OPTIONS
  (Premiums received $369,718)                                    (1,064,406)
                                                                ------------

LIABILITIES IN EXCESS OF
  OTHER ASSETS
  (Including $87,227,742 of payable
  for financing transactions)                       (26.9%)      (94,782,421)
                                                    ------      ------------
NET ASSETS (Applicable to 26,061,720
  Institutional shares, 185,719 Service
  shares, 4,841,976 Investor A shares,
  757,732 Investor B shares and 682,550
  Investor C shares outstanding)                    100.0%      $352,083,352
                                                    =====       ============

                                                                   VALUE
                                                                ------------
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($281,982,819 / 26,061,720)                                        $10.82
                                                                      ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   SERVICE SHARE
   ($2,007,300 / 185,719)                                             $10.81
                                                                      ======
NET ASSET VALUE AND REDEMPTION
   PRICE PER INVESTOR A SHARE
   ($52,507,394 / 4,841,976)                                          $10.84
                                                                      ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($10.84 / 0.960)                                                   $11.29
                                                                      ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($8,196,722 / 757,732)                                             $10.82
                                                                      ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($7,389,117 / 682,550)                                             $10.83
                                                                      ======
----------
(a) Cost for Federal income tax purposes is $426,445,025. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation          $21,968,026
           Gross unrealized depreciation             (482,872)
                                                  -----------
                                                  $21,485,154
                                                  ===========

(b) Rates shown are the rates as of September 30, 2002.

(c) Rates shown are the effective yields as of September 30, 2002.

(d) Securities, or a portion thereof, pledged as collateral with a value of $1,587,971 on 613 short U.S. Treasury Notes futures contracts and 15 short U.S. Treasury Bonds futures contracts expiring December 2002. The value of such contracts on September 30, 2002 was $85,586,406, with an unrealized loss of $1,786,664.

(e) Securities, or a portion thereof, subject to financing transaction.

(f) Each swaption contract is equivalent to $10,000 in notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                           INTERMEDIATE BOND PORTFOLIO

                                                     PAR
AS OF SEPTEMBER 30, 2002                MATURITY    (000)           VALUE
                                        --------   -------      ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 30.9%
   Federal Home Loan Mortgage Corp.,
     Subordinated Notes
     5.88%                              03/21/11   $ 1,440      $  1,568,183
   Federal Home Loan Mortgage Corp.,
     Unsecured Notes
     5.25%                              01/15/06     4,200         4,548,730
     4.25%                              03/22/06     9,950        10,314,070
     4.88%                              03/15/07    12,285        13,235,687
     6.63%                              09/15/09     1,640         1,922,554
     7.00%                              03/15/10    16,410        19,668,337
     5.63%                              03/15/11     4,700         5,196,621
   Federal National Mortgage Association,
     Unsecured Notes
     3.30%                              07/02/04     7,450         7,536,286
     5.50%                              02/15/06    22,625        24,676,680
     5.25%                              04/15/07     6,665         7,274,574
   Small Business Administration
     Participation Certificates,
     Series 92-20H, Class 1
     7.40%                              08/01/12     1,976         2,043,569
   Small Business Administration
     Participation Certificates,
     Series 96-20H, Class 1
     7.25%                              08/01/16     4,021         4,538,967
   Small Business Investment Cos.
     Pass-Through, Series 96-P10A,
     Class 1
     6.67%                              02/10/06       669           711,184
   Small Business Investment Cos.
     Pass-Through, Series 97-P10D,
     Class 1
     6.51%                              11/10/07       392           418,542
   Small Business Investment Cos.
     Pass-Through, Series 98-10A,
     Class 1
     6.12%                              02/01/08       360           379,610
   U.S. Treasury Bonds
     8.75%(e)                           11/15/08     8,200         8,855,680
     10.38%(i)                       11/09-11/12    26,735        34,797,226
     9.25%(i)                           02/15/16    18,000        27,083,682
     8.50%(i)                           02/15/20     7,345        10,742,643
     8.00%(i)                           11/15/21     5,620         7,948,349
   U.S. Treasury Notes
     3.25%(i)                           05/31/04    45,550        46,749,240
     2.13%                              08/31/04       495           499,099
     6.50%(i)                        08/05-02/10    14,475        16,758,603
     6.00%(i)                           08/15/09     6,850         8,020,651
     5.00%                              08/15/11     2,105         2,337,784
     4.88%(i)                           02/15/12    35,520        39,134,444
                                                                ------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $293,830,178)                                            306,960,995
                                                                ------------
MORTGAGE PASS-THROUGHS -- 10.5%
   Federal Home Loan Mortgage Corp.
     9.00%                           11/04-11/05         9             9,803
     9.50%                              01/01/05         3             3,506
     8.50%                              07/01/06         9             9,069
     7.25%                              12/01/06        60            59,836
     6.50%                              03/01/11     2,487         2,612,032
     6.00%                              04/01/11     1,509         1,584,462
     5.50%                              06/15/20       500           506,087
     6.25%                              07/15/22       500           511,595

                                                     PAR
                                        MATURITY    (000)           VALUE
                                        --------   -------      ------------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Federal Home Loan Mortgage Corp.
     Gold
     6.50%                              04/01/08   $ 1,561      $  1,651,926
     6.00%                           04/11-08/17     1,137         1,185,165
     5.50%                              04/01/17        64            66,466
   Federal National Mortgage Association
     6.00%(e)                        01/04-08/17    25,639        26,761,109
     9.50%                              03/01/05         1             1,204
     6.50%                           11/08-07/17    13,798        14,478,258
     5.50%(e)                        02/09-06/17    27,439        28,504,226
     8.50%                              08/01/09     1,296         1,385,244
     7.27%                              01/25/11       206           210,862
     10.85%(b)                          01/25/22     1,117         1,131,010
     5.47%(b)                           02/01/24     5,465         5,668,058
   Federal National Mortgage Association
     10 Year Balloon
     6.00%                              02/01/04       455           461,738
   Federal National Mortgage Association
     Benchmark Notes
     7.25%                              01/15/10    14,200        17,181,517
   Government National Mortgage
     Association
     7.25%                              04/15/06       328           344,331
     9.50%                           05/16-02/17        85            96,532
     8.50%                              02/15/17       121           131,931
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%(c)                          06/15/21    13,711           317,074
                                                                ------------

TOTAL MORTGAGE PASS-THROUGHS
  (Cost $100,547,649)                                            104,873,041
                                                                ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 1.4%
   Federal Home Loan Mortgage Corp.,
     Series 1361, Class I
     6.00%                              09/15/07     1,468         1,518,992
   Federal Home Loan Mortgage Corp.,
     Series 2357, Class QV
     6.50%                              06/15/12     9,474        10,136,976
   Federal Home Loan Mortgage Corp.,
     Series 96T-2, Class A
     7.00%                              01/25/21     2,043         2,132,065
   Federal National Mortgage Association,
     Series 89-16, Class B (PO)
     6.20%(c)                           03/25/19       416           365,954
   Federal National Mortgage Association
     Strip Notes, Series 279,
     Class 1 (PO)
     6.00%(c)                           07/01/26       134           111,033
                                                                ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $13,662,504)                                              14,265,020
                                                                ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 6.7%
   Bayview Financial Acquisition Trust,
     Series 98-1, Class A1
     7.01%                              05/25/29     1,447         1,474,316
   COMM, Series 99-1, Class A2
     6.46%                              05/15/32       780           876,182

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                     PAR
AS OF SEPTEMBER 30, 2002                MATURITY    (000)           VALUE
                                        --------   -------      ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 00-1,
     Class 4A
     6.63%                              03/15/15   $ 2,932      $  3,007,248
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 01-33,
     Class 4A1
     6.50%                              04/25/16     4,098         4,289,929
   Delta Airlines, Inc., Series 00-1,
     Class A1, Pass Through Certificate
     7.38%                              05/18/10     1,984         2,095,673
   First Republic Mortgage Loan Trust,
     Series 00-FRB1, Class A2
     4.85%(b)                           06/25/30     5,896         5,953,921
   General Motors Acceptance Corp.,
     Series 97
     7.43%                              02/21/21       877           942,762
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 97-C1, Class X (IO)
     8.26%(c)                           07/15/27    23,513         1,603,625
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 97-C2, Class A3
     6.57%                              11/15/07     4,325         4,755,819
   LB Commercial Conduit Mortgage Trust,
     Series 99-C2, Class A1
     7.11%                              10/15/32     5,659         6,245,721
   LB-UBS Commercial Mortgage Trust,
     Series 00-C5, Class A1
     6.41%                              01/15/10     5,773         6,361,429
   Mortgage Capital Funding, Inc.,
     Series 98-MC3, Class A2
     6.34%                              11/18/31     3,350         3,757,220
   NationsLink Funding Corp.,
     Series 99-SL, Class A6
     6.61%                              04/10/07     2,688         2,912,556
   NYC Mortgage Loan Trust, Series 96,
     Class A1
     6.75%                              06/25/06     2,402         2,559,657
   Residential Funding Mortgage
     Securities I, Inc., Series 98-S1,
     Class A1
     6.50%                              01/25/13     3,012         3,140,523
   Salomon Brothers Mortgage Securities
     VII, Series 02-Key 2, Class A2
     4.51%                              03/18/36     5,390         5,480,114
   Structured Asset Mortgage Investments,
     Inc., Series 98-9, Class 2A2
     6.13%                              11/25/13     3,932         4,070,779
   Summit Mortgage Trust, Series 00-1,
     Class B1
     6.12%(b)                           12/28/12     3,247         3,319,641
   Washington Mutual Mortgage Securities
     Corp., Series 01-9, Class 1A1
     6.30%(b)                           04/25/28     3,292         3,374,730
                                                                ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $62,000,319)                                              66,221,845
                                                                ------------

                                                     PAR
                                        MATURITY    (000)           VALUE
                                        --------   -------      ------------
PROJECT LOANS -- 0.4%
   Federal Housing Authority, USGI,
     Series 56
     7.46%
   (Cost $3,724,214)                    01/01/23   $ 3,677      $  3,956,720
                                                                ------------
ASSET BACKED SECURITIES -- 11.6%
   Boston Edison Co., Series 99-1,
     Class A4
     6.91%                              09/15/09     5,500         6,206,970
   Citibank Credit Card Issuance Trust,
     Series 01-A8, Class A8
     4.10%                              12/07/06    15,550        16,148,950
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     3.82%(c)                           08/15/06     7,625         7,334,477
   Fannie Mae Grantor Trust, Series 02-T6,
     Class A1
     3.31%                              02/25/32     5,778         5,351,557
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                              12/15/19     4,062         3,371,763
   FMAC Loan Receivables Trust,
     Series 98-CA, Class A1
     5.99%                              11/15/04     2,456         2,357,314
   Ford Credit Auto Owner Trust,
     Series 02-C, Class A3
     3.38%                              12/15/05     9,000         9,196,875
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                              10/15/27     2,648         2,819,320
   Green Tree Financial Corp.,
     Series 99-4, Class A5
     6.97%                              05/01/31     4,825         4,987,120
   Green Tree Financial Corp.,
     Series 99-5, Class A3
     6.97%(f)                           04/01/31     5,090         5,192,017
   Huntington Auto Trust, Series 00-A,
     Class A4
     7.42%                              07/15/05     7,100         7,425,047
   IFC Small Business Administration
     Loan-Backed Adjustable Rate
     Certificates, Series 97-1, Class A
     2.75%(b)                           01/15/24     1,364         1,336,648
   MBNA Credit Card Master Note Trust,
     Series 02-A6, Class A6
     3.90%                              11/15/07     9,850        10,224,043
   MBNA Master Credit Card Trust,
     Series 00-E, Class A
     7.80%                              10/15/12     5,950         7,199,500
   Mellon Auto Grantor Trust, Series 00-1,
     Class A
     7.18%                              10/15/06     2,901         3,024,761
   Nissan Auto Receivables Owner Trust,
     Series 01-B, Class A4
     5.35%                              10/15/06     4,725         4,954,236
   PBG Equipment Trust, Series 00-1A,
     Class A
     6.27%                              01/20/12     4,679         4,874,510
   PMC Capital Limited Partnership,
     Series 98-1, Class A
     3.75%(b)                           04/01/21     1,648         1,648,291
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     2.85%(b)                           09/15/23     1,430         1,401,111

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                     PAR
AS OF SEPTEMBER 30, 2002                MATURITY    (000)           VALUE
                                        --------   -------      ------------
ASSET BACKED SECURITIES (CONTINUED)
   Ryder Vehicle Lease Trust, Series 98-A,
     Class A
     6.10%                              09/15/08   $   165      $    167,163
   Saxon Asset Securities Trust,
     Series 00-2, Class AF3
     8.05%                              06/25/15       619           617,600
   SWB Loan Backed Certificates,
     Series 99-1, Class A
     7.38%                              05/15/25     2,095         2,053,068
   The Money Store Small Business
     Administration Loan Trust,
     Series 96-1, Class A
     2.70%(b)                           07/15/21       954           944,432
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     2.55%(b)                           07/15/25     2,445         2,417,703
   Toyota Auto Receivables Owner Trust,
     Series 00-A, Class A4
     7.21%                              04/15/07     3,475         3,668,297
                                                                ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $112,642,861)                                            114,922,773
                                                                ------------
CORPORATE BONDS -- 35.5%
AEROSPACE -- 1.7%
   Lockheed Martin Corp., Debentures
     7.20%                              05/01/36     1,300         1,490,623
   Lockheed Martin Corp., Senior
     Unsecured Notes
     8.20%                              12/01/09     2,085         2,556,252
   Lockheed Martin Corp., Unsecured
     Notes
     7.25%                              05/15/06       310           350,809
   Raytheon Co., Senior Notes
     6.30%                              03/15/05     2,375         2,513,676
     6.75%                              08/15/07     3,000         3,322,932
   United Technologies Corp.,
     Senior Unsecured Notes
     4.88%                              11/01/06     4,000         4,253,348
   United Technologies Corp.,
     Unsecured Notes
     7.00%                              09/15/06     1,725         1,971,454
                                                                ------------
                                                                  16,459,094
                                                                ------------
AIR TRANSPORTATION -- 0.1%
   United Air Lines, Inc., Pass Through
     Certificates
     6.20%                              09/01/08     1,475         1,194,750
                                                                ------------
BANKS -- 4.5%
   Bank of America Corp., Senior
     Unsecured Notes
     4.88%                              09/15/12     3,275         3,295,796
   Barclays Bank PLC, Unsecured Notes
     8.55%(b)(g)                        09/29/49     3,050         3,703,761
   European Investment Bank,
     Unsecured Notes
     5.63%                              01/24/06     5,175         5,663,368
   First Union Corp., Subordinated
     Debentures
     6.55%                              10/15/35     3,445         3,802,922
   Household Finance Corp., Senior
     Unsecured Notes
     6.38%                              10/15/11     3,225         3,002,869

                                                     PAR
                                        MATURITY    (000)           VALUE
                                        --------   -------      ------------
CORPORATE BONDS (CONTINUED)
BANKS (CONTINUED)
   JP Morgan Chase & Co., Senior
     Unsecured Notes
     5.25%                              05/30/07   $ 5,930      $  6,216,382
   KFW International Finance, Inc., Senior
     Unsecured Notes
     4.75%(e)                           01/24/07     2,790         3,007,983
   KFW International Finance, Inc.,
     Unsecured Notes
     5.25%                              06/28/06     5,875         6,359,811
   Northern Trust Co., Senior Bank Notes
     6.30%                              03/07/11     4,400         4,800,356
   Swedbank, Capital Securities
     7.50%(b)(g)                        09/29/49     2,200         2,270,510
   U.S. Bancorp, Senior Unsecured Notes
     3.95%                              08/23/07     2,845         2,903,180
                                                                ------------
                                                                  45,026,938
                                                                ------------
CHEMICALS -- 0.4%
   Dow Chemical Corp., Senior
     Debentures
     5.97%                              01/15/09     3,773         4,007,077
                                                                ------------
ENERGY & UTILITIES -- 3.0%
   Carolina Power & Light, Senior
     Secured
     7.50%                              04/01/05     2,850         3,109,777
   Dominion Resources, Inc., Senior
     Unsecured Notes
     6.00%                              01/31/03     2,245         2,264,846
     7.63%                              07/15/05     1,125         1,236,169
   DTE Energy Co., Senior Unsecured
     Notes
     6.00%                              06/01/04     3,175         3,314,890
     6.45%                              06/01/06     1,325         1,430,669
   FirstEnergy Corp., Senior Unsecured
     Notes
     5.50%                              11/15/06     3,555         3,449,168
   Florida Power Corp.
     6.88%                              12/01/05     2,500         2,790,025
     6.65%                              07/15/11       500           555,770
   Oncor Electric Delivery Co., Senior
     Unsecured Notes
     5.00%                              09/01/07       725           744,314
   PECO Energy Co., First Refunding
     Mortgages
     5.95%                              11/01/11     4,650         5,048,156
   Progress Energy, Inc., Senior
     Unsecured Notes
     6.75%                              03/01/06     2,365         2,560,113
     5.85%                              10/30/08       800           837,729
     6.85%                              04/15/12       260           279,770
   Tampa Electric Co., Senior Unsecured
     Notes
     5.38%                              08/15/07     1,750         1,792,772
                                                                ------------
                                                                  29,414,168
                                                                ------------
ENTERTAINMENT & LEISURE -- 0.7%
   AOL Time Warner, Inc., Senior
     Debentures
     9.13%                              01/15/13     2,570         2,492,900
   AOL Time Warner, Inc., Senior
     Unsecured Notes
     5.63%                              05/01/05     2,100         1,963,500
     6.13%                              04/15/06     1,700         1,601,611

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                     PAR
AS OF SEPTEMBER 30, 2002                MATURITY    (000)           VALUE
                                        --------   -------      ------------
CORPORATE BONDS (CONTINUED)
ENTERTAINMENT & LEISURE (CONTINUED)
   Turner Broadcasting Corp., Senior Notes
     8.38%                              07/01/13   $ 1,350      $  1,277,300
                                                                ------------
                                                                   7,335,311
                                                                ------------
FINANCE -- 10.4%
   AIG Sunamerica Co., Unsecured Notes
     7.60%(d)                           06/15/05     4,300         4,803,530
   American General Financial Corp.
     8.13%                              08/15/09     2,250         2,643,212
   Archstone-Smith Trust Corp., Senior
     Unsecured Notes
     5.00%                              08/15/07       850           877,081
   Associates Corp., Senior Notes
     5.75%                              10/15/03       250           260,486
     7.75%                              02/15/05     4,125         4,589,830
   Bear Stearns Co., Inc., Senior Notes
     6.65%                              12/01/04       250           270,618
   Bear Stearns Co., Inc., Senior
     Unsecured Notes
     7.80%                              08/15/07     2,500         2,913,202
   BellSouth Capital Funding Corp.,
     Debentures
     6.04%                              11/15/26     1,550         1,681,269
   Cable and Wireless Optus Finance Ltd.,
     Unsecured Notes
     8.00%(g)                           06/22/10     1,425         1,634,340
   Citigroup, Inc., Senior Notes
     6.38%                              11/12/02       250           251,180
   Citigroup, Inc., Senior Unsecured
     Notes
     6.75%                              12/01/05     3,650         4,049,033
   Citigroup, Inc., Subordinated Notes
     7.75%                              06/15/06     3,480         3,986,152
     6.38%                              11/15/08     1,710         1,908,117
     7.25%                              10/01/10     3,150         3,615,696
     5.63%                              08/27/12     1,000         1,038,410
   Credit Suisse First Boston USA, Inc.,
     Senior Unsecured Notes
     5.75%                              04/15/07       940         1,002,726
   Ford Motor Credit Co., Senior Notes
     5.80%                              01/12/09       210           189,859
   Ford Motor Credit Co., Senior
     Unsecured Notes
     7.50%                              03/15/05     1,625         1,633,482
     7.60%                              08/01/05     8,385         8,419,295
     7.38%                              10/28/09     2,500         2,380,890
     7.88%                              06/15/10       620           612,292
     7.25%(d)                           10/25/11     1,175         1,087,915
   Ford Motor Credit Co., Unsecured
     Notes
     6.88%                              02/01/06       275           270,858
   General Electric Capital Corp., Senior
     Unsecured Notes
     5.00%                              06/15/07     8,925         9,432,297
     6.88%                              11/15/10     3,545         4,030,272
     6.13%                              02/22/11     7,005         7,618,638
   General Motors Acceptance Corp.,
     Senior Notes
     5.85%                              01/14/09     2,190         2,078,807
   General Motors Acceptance Corp.,
     Senior Unsecured Notes
     6.75%                              01/15/06     6,320         6,554,548
     7.75%                              01/19/10     2,920         3,027,555
     7.25%                              03/02/11       950           946,726
     6.88%                              08/28/12       875           851,742

                                                     PAR
                                        MATURITY    (000)           VALUE
                                        --------   -------      ------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   ING Capital Funding Trust III, Capital
     Securities
     8.44%                              12/31/49   $ 2,800      $  3,104,080
   Lehman Brothers Holdings, Inc., Senior
     Unsecured Notes
     6.25%                              05/15/06     5,365         5,816,197
   Morgan Stanley Dean Witter & Co.,
     Senior Unsecured Notes
     5.80%                              04/01/07     2,235         2,397,015
     6.75%                              04/15/11     4,025         4,407,456
   Prudential Funding LLC, Senior
     Unsecured Notes
     6.60%                              05/15/08       810           892,580
   Qwest Capital Funding, Inc., Senior
     Unsecured Notes
     7.00%                              08/03/09        55            24,475
   Verizon Global Funding Corp., Senior
     Unsecured Notes
     7.25%                              12/01/10     2,160         2,264,287
                                                                ------------
                                                                 103,566,148
                                                                ------------
FOOD & AGRICULTURE -- 1.9%
   General Mills, Inc., Senior Unsecured
     Notes
     5.13%                              02/15/07     5,160         5,436,576
   Kellogg Co., Senior Unsecured Notes
     6.60%                              04/01/11     2,675         3,062,856
   Kraft Foods, Inc., Senior Unsecured
     Notes
     5.63%                              11/01/11     2,905         3,145,116
   Kroger Corp., Senior Unsecured
     Notes
     6.80%                              04/01/11     3,725         4,093,846
   Pharmacia Corp., Senior Unsecured
     Notes
     5.75%                              12/01/05     1,725         1,884,511
   Safeway, Inc., Senior Unsecured Notes
     6.15%                              03/01/06     1,325         1,429,028
                                                                ------------
                                                                  19,051,933
                                                                ------------
INDUSTRIAL -- 0.5%
   Litton Industries, Inc., Senior Notes
     6.05%                              04/15/03     4,700         4,774,594
                                                                ------------
INSURANCE -- 1.4%
   Allstate Corp., Senior Unsecured Notes
     7.20%                              12/01/09     1,690         1,957,218
   Everest Reinsurance Holdings, Senior
     Unsecured Notes
     8.50%                              03/15/05     2,710         2,980,079
   Metropolitan Life Insurance Co., Senior
     Unsecured Notes
     5.25%                              12/01/06     3,375         3,573,416
   Metropolitan Life Insurance Co.,
     Unsecured Notes
     6.30%                              11/01/03     3,265         3,397,004
   Prudential Insurance Co., Senior
     Notes
     6.38%(g)                           07/23/06     1,600         1,718,720
                                                                ------------
                                                                  13,626,437
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                     PAR
AS OF SEPTEMBER 30, 2002                MATURITY    (000)           VALUE
                                        --------   -------      ------------
CORPORATE BONDS (CONTINUED)
MANUFACTURING -- 0.2%
   Honeywell International, Inc., Senior
     Unsecured Notes
     7.50%                              03/01/10   $ 2,035      $  2,401,713
                                                                ------------
MEDICAL & MEDICAL SERVICES -- 0.3%
   Wellpoint Health Networks, Inc.,
     Senior Unsecured Notes
     6.38%(d)                           01/15/12     2,765         3,054,086
                                                                ------------
OIL & GAS -- 3.7%
   Amerada Hess Corp., Senior
     Unsecured Notes
     5.30%                              08/15/04     7,160         7,500,530
   Atlantic Richfield Co., Debentures
     10.88%                             07/15/05     2,960         3,618,186
   Conoco, Inc., Senior Unsecured Notes
     5.45%                              10/15/06       700           753,514
     6.35%                              04/15/09     4,535         5,078,066
   El Paso Corp., Senior Unsecured Notes
     7.88%(d)                           06/15/12     1,055           727,950
   Kinder Morgan, Inc., Senior Unsecured
     Notes
     6.50%                              09/01/12     3,500         3,586,765
   Occidental Petroleum Corp., Senior
     Unsecured Notes
     6.75%                              01/15/12       975         1,101,584
   Ocean Energy Inc., Senior Unsecured
     Notes
     4.38%                              10/01/07     1,220         1,235,689
   Tennessee Gas Pipeline Co., Senior
     Unsecured Notes
     8.38%                              06/15/32     2,500         2,131,190
   Texas Eastern Transmission LLP,
     Senior Unsecured Notes
     5.25%                              07/15/07     1,580         1,626,026
   Tosco Corp., Senior Notes
     7.63%                              05/15/06     2,525         2,877,808
   Union Pacific Resources, Inc.,
     Debentures
     7.38%                              05/15/06     5,845         6,677,854
                                                                ------------
                                                                  36,915,162
                                                                ------------
PAPER & FOREST PRODUCTS -- 0.6%
   Weyerhaeuser Co., Senior Unsecured
     Notes
     5.50%(g)                           03/15/05     1,510         1,566,112
     6.00%                              08/01/06     2,875         3,020,676
     5.95%                              11/01/08     1,700         1,790,984
                                                                ------------
                                                                   6,377,772
                                                                ------------
PHARMACEUTICALS -- 0.1%
   Bristol Myers Squibb, Senior
     Unsecured Notes
     5.75%                              10/01/11     1,170         1,266,851
                                                                ------------
REAL ESTATE -- 1.0%
   Avalonbay Communities, Inc., Senior
     Unsecured Notes
     5.00%                              08/01/07     1,380         1,411,340
   EOP Operating LP, Senior Unsecured
     Notes
     7.38%                              11/15/03     5,000         5,227,550
     6.95%                              03/02/11     2,800         3,126,919
                                                                ------------
                                                                   9,765,809
                                                                ------------

                                                     PAR
                                        MATURITY    (000)           VALUE
                                        --------   -------      ------------
CORPORATE BONDS (CONTINUED)
RETAIL MERCHANDISING -- 0.3%
   Sears Roebuck Acceptance Corp.,
     Senior Unsecured Notes
     6.75%(d)                           08/15/11   $ 1,240      $  1,314,065
     6.70%                              04/15/12     1,100         1,167,376
                                                                ------------
                                                                   2,481,441
                                                                ------------
TELECOMMUNICATIONS -- 1.9%
   AT&T Corp., Senior Unsecured Notes
     6.50%                              11/15/06       700           679,000
     6.00%                              03/15/09     1,610         1,451,251
   Citizens Communications Co., Senior
     Unsecured Notes
     7.63%                              08/15/08       650           611,844
   Comcast Cable Communications Corp.,
     Senior Notes
     8.38%                           11/05-05/07     5,390         5,326,846
   Qwest Corp., Senior Unsecured Notes
     8.88%                              03/15/12       425           369,750
   SBC Communications, Inc., Senior
     Unsecured Notes
     5.88%                           02/12-08/12     2,780         2,937,001
   Verizon New England, Inc., Senior
     Debentures
     6.50%                              09/15/11     4,430         4,619,785
   Verizon New Jersey, Inc., Senior
     Debentures
     5.88%                              01/17/12     1,800         1,690,974
   WorldCom, Inc., Senior Notes
     6.40%(h)                           08/15/05     2,850           349,125
   WorldCom, Inc., Senior Unsecured
     Notes
     7.38%(g)(h)                        01/15/06       270            32,400
     8.00%(d)(g)(h)                     05/15/06       380            46,550
     8.25%(d)(g)(h)                     05/15/10     2,400           324,000
                                                                ------------
                                                                  18,438,526
                                                                ------------
TRANSPORTATION -- 1.2%
   Burlington Northern Santa Fe Corp.,
     Senior Unsecured Notes
     7.88%                              04/15/07     4,500         5,318,460
   Federal Express Corp., Pass Through
     Certificates
     6.72%                              01/15/22     2,485         2,640,238
   Norfolk Southern Corp., Senior Notes
     7.05%                              05/01/37     3,635         3,879,345
                                                                ------------
                                                                  11,838,043
                                                                ------------
YANKEE -- 1.6%
   Asian Development Bank, Debentures
     6.38%                              10/01/28     1,470         1,581,073
   Mobil Oil Canada
     5.00%                              12/21/04     3,500         3,685,591
   Tyco International Group S.A., Senior
     Notes
     6.38%(d)                           06/15/05     1,800         1,558,105
   Tyco International Group S.A., Senior
     Unsecured Notes
     5.88%                              11/01/04        40            35,200
     6.38%(d)                           02/15/06     1,120           964,037
     5.80%                              08/01/06       760           649,800
     6.13%                              11/01/08       940           789,600
     6.75%                              02/15/11     1,350         1,134,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                     INTERMEDIATE BOND PORTFOLIO (CONCLUDED)

                                                 PAR/SHARES
AS OF SEPTEMBER 30, 2002              MATURITY      (000)          VALUE
                                      --------   ----------     ------------
CORPORATE BONDS (CONTINUED)
YANKEE (CONTINUED)
   United Mexican States, Unsecured
     Notes
     10.38%                           02/17/09   $ 4,850        $  5,638,125
                                                                ------------
                                                                  16,035,531
                                                                ------------

TOTAL CORPORATE BONDS
  (Cost $339,661,098)                                            353,031,384
                                                                ------------
TAXABLE MUNICIPAL BONDS -- 1.5%
   Elmhurst, Illinois Sales Tax Revenue
     Bond, Series 98
     5.63%                            05/15/10       250             262,767
   Morgan Stanley Dean Witter Capital,
     Series 02-IQ2, Class A2
     5.16%                            12/15/35     6,350           6,727,031
   New Jersey Economic Development
     Authority State Pension Funding
     Zero Coupon Revenue Bond,
     Series 97, Class B
     6.94%(c)                         02/15/05     2,900           2,716,575
   New York State Power Authority and
     General Purpose Revenue Bond,
     Series 98, Class B
     6.11%(b)                         02/15/11     5,600           5,628,840
                                                                ------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $14,691,687)                                              15,335,213
                                                                ------------
SHORT TERM INVESTMENTS -- 1.2%
   Federal Home Loan Bank Discount
     Notes
     1.40%                            10/01/02     5,000           5,000,000
   Galileo Money Market Fund                       6,552           6,551,875
                                                                ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $11,551,875)                                              11,551,875
                                                                ------------

                                                     PAR
AS OF SEPTEMBER 30, 2002                MATURITY    (000)           VALUE
                                        --------   -------      ------------
REPURCHASE AGREEMENTS -- 0.3%
  Lehman Brothers, Inc.
     (Agreement dated 09/27/02 to be
     repurchased at $3,109,796.
     Collateralized by $2,800,000 U.S.
     Treasury Bonds 8.75% due 11/15/08.
     The value of the collateral is
     $3,115,766.)
     1.60%                            10/10/02   $ 3,108        $  3,108,000
   (Cost $3,108,000)                                            ------------


TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $955,420,385(a))                                        $994,226,866
                                                                ============

                                                   NUMBER
                                                     OF
                                                  CONTRACTS
                                                  ---------
OPTIONS -- (0.3%)

CALL OPTIONS WRITTEN -- (0.1%)
  December 10 year future,
  Strike Price 110, Expires 11/23/02                (160)           (980,000)

PUT SWAPTIONS WRITTEN -- (0.0%)
  Goldman Sachs Put, Strike Price 6.50,
  Expires 05/06/03                                (2,000)(j)         (48,800)

CALL SWAPTIONS WRITTEN -- (0.2%)
  Goldman Sachs Call, Strike Price 5.50,
  Expires 05/06/03                                (2,000)(j)       1,819,860)
                                                                ------------

TOTAL OPTIONS
  (Premiums received $1,019,133)                                $ (2,848,660)
                                                                ============

(a) Cost for Federal income tax purposes is $956,002,670. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation          $45,943,144
           Gross unrealized depreciation           (7,718,948)
                                                  -----------
                                                  $38,224,196
                                                  ===========

(b) Rates shown are the rates as of September 30, 2002.

(c) Rates shown are the effective yields as of September 30, 2002.

(d) Total or partial securities on loan.

(e) Securities, or a portion thereof, with a market value of $49,810,692 have been pledged as collateral for reverse repurchase agreements.

(f) Securities, or a portion thereof, pledged as collateral with a value of $5,225,419 on 65 short U.S. Treasury Bonds futures contracts and 1,218 short U.S. Treasury Notes futures contracts expiring December 2002. The value of such contracts on September 30, 2002 was $187,028,313, with an unrealized loss of $3,517,374.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2002, the Fund held 1.4% of its net assets in Securities restricted as to resale.

(h) Security in default.

(i) Securities, or a portion thereof, subject to financing transactions.

(j) Each swaption contact is equivalent to $10,000 in notional amount.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                           INTERMEDIATE BOND PORTFOLIO

SEPTEMBER 30, 2002

ASSETS
   Investments at value (Cost $955,420,385) ......................        $  994,226,866
   Collateral received for securities loaned .....................            10,943,250
   Collateral received for swap contracts ........................             9,580,722
   Interest receivable ...........................................            11,222,912
   Interest receivable on interest rate swaps ....................               851,683
   Principal receivable ..........................................                 5,085
   Investments sold receivable ...................................            54,608,238
   Capital shares sold receivable ................................               970,914
   Prepaid expenses ..............................................                40,869
   Unrealized appreciation on interest rate swaps ................             8,067,343
                                                                          --------------
          TOTAL ASSETS ...........................................         1,090,517,882
                                                                          --------------
LIABILITIES
   Investments purchased payable .................................            43,428,062
   Payable upon return of securities loaned ......................            10,943,250
   Payable upon termination of swap contracts ....................             9,580,722
   Capital shares redeemed payable ...............................               693,605
   Distributions payable .........................................             3,392,565
   Advisory fees payable .........................................               128,921
   Administrative fees payable ...................................               112,243
   Transfer agent fees payable ...................................                35,246
   Payable for financing transactions ............................           146,171,060
   Other accrued expenses payable ................................                62,579
   Interest payable for interest rate swaps ......................               272,663
   Options written, at fair value (premiums received $189,400) ...               980,000
   Swaptions written, at fair value (premiums received $829,733) .             1,868,660
   Reverse repurchase agreements payable .........................            47,594,887
   Futures margin payable ........................................               743,135
   Unrealized depreciation on interest rate swaps ................             1,793,206
                                                                          --------------
          TOTAL LIABILITIES ......................................           267,800,804
                                                                          --------------
NET ASSETS (Applicable to 37,893,328 BlackRock shares,
   38,596,560 Institutional shares, 3,587,308 Service shares,
   2,732,797 Investor A shares, 641,223 Investor B shares and
   402,360 Investor C shares outstanding) ........................        $  822,717,078
                                                                          ==============
NET ASSET VALUE AND REDEMPTION PRICE PER
   BLACKROCK, INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE ($812,476,243 / 82,809,993) ..................                $ 9.81
                                                                                  ======
OFFERING PRICE PER BLACKROCK, INSTITUTIONAL,
   AND SERVICE SHARE .............................................                $ 9.81
                                                                                  ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($9.81 / 0.960) ......                $10.22
                                                                                  ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($6,291,080 / 641,223) ...................                $ 9.81
                                                                                  ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($3,949,755 / 402,360) ...................                $ 9.82
                                                                                  ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        CORE BOND TOTAL RETURN PORTFOLIO

                                                     PAR
AS OF SEPTEMBER 30, 2002                MATURITY    (000)          VALUE
                                        --------   -------    --------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 22.8%
   Federal Home Loan Mortgage Corp.,
     Reference Notes
     5.13%                              07/15/12   $ 6,800    $    7,228,434
   Federal Home Loan Mortgage Corp.,
     Subordinated Notes
     5.88%                              03/21/11     1,965         2,139,916
   Federal Home Loan Mortgage Corp.,
     Unsecured Notes
     4.88%                              03/15/07    29,640        31,933,721
     7.00%                              03/15/10    17,865        21,412,239
     6.88%                              09/15/10    12,495        14,898,288
     5.63%                              03/15/11     4,500         4,975,488
   Federal National Mortgage Association,
     Unsecured Notes
     5.50%                              02/15/06    15,540        16,949,198
     6.00%                              05/15/11     7,300         8,222,516
     4.38%                              09/15/12    11,250        11,253,926
   Overseas Private Investment Co.
     4.86%                              12/16/06       296           305,555
     5.69%                              12/16/06       663           691,549
     5.92%                              12/16/06     2,026         2,122,264
     6.38%                              12/16/06     1,898         2,000,094
     6.46%                              12/16/06       205           216,468
     6.53%                              12/16/06       497           524,428
     6.66%                              12/16/06       906           957,952
     6.87%                              12/16/06       990         1,049,126
     7.01%                              12/16/06       649           689,696
     7.42%                              12/16/06     1,489         1,589,507
     6.27%                           12/06-05/12     3,282         3,460,647
     5.40%                              05/29/12     3,115         3,119,627
     5.46%                              05/29/12       356           379,619
     5.79%                              05/29/12       625           668,800
     5.88%                              05/29/12       429           462,568
     5.94%                              05/29/12     1,181         1,290,252
     5.95%                              05/29/12       336           363,153
     6.10%                              05/29/12       395           434,570
     6.81%                              05/29/12       468           519,222
     6.84%                              05/29/12       609           663,397
     6.89%                              05/29/12     3,727         4,221,116
     6.91%                              05/29/12     1,252         1,391,503
     7.35%                              05/29/12       333           380,425
   Overseas Private Investment Co.
     (Commitment)
     1.00%(c)                           09/30/03    10,398        10,372,085
   Resolution Funding Corp. Strip Bonds
     6.29%(c)                           07/15/18     2,850         1,240,816
     6.30%(c)                           10/15/18     2,850         1,222,636
   Small Business Administration
     Participation Certificates,
     Series 92-20H, Class 1
     7.40%                              08/01/12       119           122,614
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                              10/01/16     2,615         2,937,944
   Small Business Administration
     Participation Certificates,
     Series 97-20B, Class 1
     7.10%                              02/01/17     2,175         2,454,664
   Small Business Investment Cos.
     Pass-Through, Series 97-P10C,
     Class 1
     6.85%                              08/01/07     4,113         4,420,319

                                                     PAR
                                        MATURITY    (000)          VALUE
                                        --------   -------    --------------
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (CONTINUED)
   Small Business Investment Cos.
     Pass-Through, Series 97-P10D,
     Class 1
     6.51%                              11/10/07   $   366    $      390,639
   Small Business Investment Cos.
     Pass-Through, Series 98-10A,
     Class 1
     6.12%                              02/01/08       335           353,360
   U.S. Treasury Bonds
     10.38%(j)                          11/15/12    34,970        47,363,889
     9.25%(j)                           02/15/16     5,380         8,095,012
     8.13%                              08/15/19    18,825        26,607,968
     8.50%                              02/15/20    32,275        47,204,737
     8.00%(f)(j)                        11/15/21    79,770       112,818,472
     6.00%                              02/15/26    14,050        16,381,977
     6.75%                              08/15/26    14,260        18,170,919
     5.38%(j)                           02/15/31     2,650         2,945,642
   U.S. Treasury Notes
     2.13%                              08/31/04     4,230         4,265,029
     4.38%                              08/15/12     1,450         1,541,757
   U.S. Treasury Strip Notes
     6.17%(c)                           05/15/17    21,250        10,499,838
     5.96%(c)                           05/15/18    17,950         8,349,317
     5.89%(c)                           11/15/18    12,025         5,415,230
     5.30%(c)                           08/15/20    37,500        15,086,963
                                                              --------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $459,004,549)                                            494,777,091
                                                              --------------
MORTGAGE PASS-THROUGHS -- 36.7%
   Federal Home Loan Mortgage Corp.
     Gold
     5.50%                           03/11-10/17    54,929        56,978,178
     6.00%                           02/12-09/32    36,527        38,007,923
     8.00%                           11/15-10/25       137           148,388
     7.00%                           03/25-05/31     1,816         1,898,448
     7.50%                           07/26-05/30        46            49,273
     6.50%                           06/29-07/29        83            86,203
   Federal National Mortgage Association
     6.50%                           06/08-10/32   307,291       320,190,729
     5.50%                           02/09-10/17   212,029       218,801,404
     4.79%                              05/01/09     9,550         9,606,703
     5.99%                              05/01/09     8,874         9,952,759
     8.00%                           10/09-05/22        40            42,884
     6.00%                           03/14-10/32    22,739        23,392,056
     6.60%                              06/01/17     2,151         2,254,814
     7.50%                              09/01/22        13            13,761
     7.00%                           02/24-10/32    22,363        23,366,318
   Government National Mortgage
     Association
     8.50%                              01/15/10        10            10,989
     7.00%                           03/13-01/29     6,116         6,484,697
     6.00%                           11/14-10/32    56,178        58,365,549
     9.00%                              07/15/18        12            12,816
     7.50%                           05/23-02/30        93            98,974
     6.50%                           12/23-07/29    27,340        28,642,717
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%(c)                          06/15/21    22,137           511,912
                                                              --------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $778,842,301)                                            798,917,495
                                                              --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

                                                     PAR
AS OF SEPTEMBER 30, 2002                MATURITY    (000)          VALUE
                                        --------   -------    --------------
MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS -- 0.3%
   Federal Home Loan Mortgage Corp.,
     Series 1361, Class I
     6.00%                              09/15/07   $ 2,710    $    2,804,274
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     6.50%(c)                           04/25/21        29            28,601
   Federal National Mortgage Association,
     Series 99-17, Class HJ (PO)
     4.00%(c)                           12/25/23       885           675,919
   Federal National Mortgage Association,
     Series 99-17, Class JH (PO)
     5.00%(c)                           04/25/24     1,700         1,328,656
   Federal National Mortgage Association,
     Series 99-51, Class L (PO)
     5.60%(c)                           10/25/29        52            51,624
   Federal National Mortgage Association
     Strip Notes, Series 279, Class 1 (PO)
     6.00%(c)                           07/01/26        93            76,904
   Salomon Brothers Mortgage Securities
     VI, Series 87-1 (IO)
     7.00%(c)                           02/17/17       687           135,863
   Salomon Brothers Mortgage Securities
     VI, Series 87-1 (PO)
     7.00%(c)                           02/17/17       717           626,173
   Salomon Brothers Mortgage Securities
     VI, Series 87-2 (IO)
     6.00%(c)                           03/06/17       540           106,824
   Salomon Brothers Mortgage Securities
     VI, Series 87-2 (PO)
     6.00%(c)                           03/06/17       540           467,377
   Salomon Brothers Mortgage Securities,
     Series 87-3, Class A (PO)
     12.50%(c)                          10/23/17       228           204,368
   Structured Asset Securities Corp.,
     Series 96-CFL, Class X1 (IO)
     5.05%(c)                           02/25/28    11,229           701,795
                                                              --------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $6,747,427)                                                7,208,378
                                                              --------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 5.1%
   Chase Commercial Mortgage Securities
     Corp., Series 97-1, Class X (IO)
     8.69%(c)                           04/19/15    41,722         2,150,132
   Chase Commercial Mortgage Securities
     Corp., Series 99-2, Class A2
     7.20%                              01/15/32    10,105        11,807,061
   Citicorp Mortgage Securities, Inc.,
     Series 01-11, Class 2A
     6.25%                              07/30/31     5,959         6,156,249
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 00-1,
     Class 4A
     6.63%                              03/15/15     6,321         6,482,503
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 97-C1,
     Class AX (IO)
     8.60%(c)                           04/20/22    56,653         3,463,683
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 97-C2,
     Class AX (IO)
     8.32%(c)                           11/17/22    18,459           806,376

                                                     PAR
                                        MATURITY    (000)          VALUE
                                        --------   -------    --------------
COMMERCIAL MORTGAGE BACKED
   SECURITIES (CONTINUED)
   Deutsche Mortgage and Asset
     Receiving Corp., Series 98-C1,
     Class A1
     6.22%                              09/15/07   $   180    $      193,124
   Donaldson, Lufkin and Jenrette, Inc.
     Mortgage Acceptance Corp.,
     Series 97-CF1, Class A1B
     7.60%                              04/15/07     3,008         3,442,302
   First Union-Lehman Brothers
     Commercial Mortgage Trust,
     Series 97-C1, Class A3
     7.38%                              04/18/29    10,485        12,034,300
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 97-C1, Class X (IO)
     8.26%(c)                           07/15/27    52,362         3,571,181
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 97-C2, Class A3
     6.57%                              11/15/07     8,630         9,489,646
   LB Commercial Conduit
     Mortgage Trust, Series 98-C4,
     Class X (IO)
     9.77%(c)                           09/15/23    17,201           520,643
   LB Commercial Conduit Mortgage
     Trust, Series 99-C2, Class A1
     7.11%                              10/15/32     1,413         1,558,956
   LB-UBS Commercial Mortgage Trust,
     Series 00-C5, Class A1
     6.41%                              01/15/10    11,696        12,888,940
   Norwest Asset Securities Corp.,
     Series 98-27, Class A1
     6.25%                              11/25/13     5,635         5,744,931
   Prudential Securities Secured
     Financing Corp., Series 98-C1,
     Class A1B
     6.51%                              07/15/08     1,121         1,261,536
   Residential Accredit Loans, Inc.,
     Series 99-QS8, Class A1
     6.50%                              06/25/14    15,842        16,297,924
   Residential Asset Securitization Trust,
     Series 98-A3, Class A
     6.50%                              04/25/13     2,344         2,402,694
   Residential Funding Mortgage
     Securities I, Series 98-S7, Class A1
     6.50%                              03/25/13     3,356         3,500,621
   Structured Asset Mortgage Investments,
     Inc., Series 98-9, Class 2A2
     6.13%                              11/25/13       945           978,665
   Summit Mortgage Trust, Series 00-1,
     Class B1
     6.12%(b)                           12/28/12     4,870         4,979,462
   Union Planters Mortgage Finance Corp.,
     Series 99-1, Class A1
     6.25%                              04/01/29       553           556,102
                                                              --------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $104,317,408)                                            110,287,031
                                                              --------------
ASSET BACKED SECURITIES -- 4.1%
   Bank One Issuance Trust,
     Series 02-A2, Class A2
     4.16%                              05/15/05    16,500        17,216,719

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

                                                     PAR
AS OF SEPTEMBER 30, 2002                MATURITY    (000)          VALUE
                                        --------   -------    --------------
ASSET BACKED SECURITIES (CONTINUED)
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     7.61%(c)                           08/15/06   $14,640    $   14,082,195
   Conseco Finance Securitizations Corp.,
     Series 00-4, Class A3
     7.47%                              05/01/32     7,575         7,792,781
   First Security Auto Owner Trust,
     Series 00-1, Class A3
     7.30%                              07/15/04     1,374         1,378,862
   First Security Auto Owner Trust,
     Series 00-2, Class A4
     6.93%                              01/15/05     5,845         6,043,905
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                              09/15/19     3,543         2,904,875
   MBNA Master Credit Card Trust,
     Series 99-G, Class A
     6.35%                              12/15/06    11,575        12,406,953
   Sallie Mae Student Loan Trust,
     Series 00-3, Class A1L
     1.93%(b)                           04/25/08    11,677        11,677,875
   Sallie Mae Student Loan Trust,
     Series 01-4, Class A1
     1.90%(b)                           01/25/11     7,763         7,763,407
   Targeted Return Index Securities Trust,
     Series 02, Class 7
     5.90%(b)(g)                        01/25/07     6,870         7,158,128
                                                              --------------
TOTAL ASSET BACKED SECURITIES
  (Cost $84,088,915)                                              88,425,700
                                                              --------------
CORPORATE BONDS -- 23.4%
AEROSPACE -- 0.9%
   Lockheed Martin Corp., Debentures
     7.75%                              05/01/26     2,000         2,416,796
     7.20%                              05/01/36     1,400         1,605,286
   Lockheed Martin Corp., Senior
     Unsecured Notes
     8.20%                              12/01/09     3,225         3,953,914
   Lockheed Martin Corp., Unsecured
     Notes
     7.25%                              05/15/06       900         1,018,479
   Northrop Grumman Corp., Senior
     Unsecured Notes
     7.13%                              02/15/11     2,500         2,843,830
   Raytheon Co., Senior Notes
     6.55%                              03/15/10     2,150         2,345,730
   Raytheon Co., Senior Unsecured Notes
     8.20%                              03/01/06       825           925,171
   United Technologies Corp., Senior
     Unsecured Notes
     4.88%                              11/01/06     3,450         3,668,513
                                                              --------------
                                                                  18,777,719
                                                              --------------
AIR TRANSPORTATION -- 0.3%
   Continental Airlines, Inc., Pass Through
     Certificates
     6.55%                              02/02/19     3,970         3,665,468
   United Air Lines, Inc., Pass Through
     Certificates
     6.60%                              09/01/13     2,650         2,146,500
                                                              --------------
                                                                   5,811,968
                                                              --------------

                                                     PAR
                                        MATURITY    (000)          VALUE
                                        --------   -------    --------------
CORPORATE BONDS (CONTINUED)
BANKS -- 2.0%
   Bank of America Corp., Senior
     Unsecured Notes
     4.88%                              09/15/12   $ 2,500    $    2,515,875
   Barclays Bank PLC,  Senior
     Unsecured Notes
     6.86%(b)(g)                        06/15/32     3,000         2,908,110
   Barclays Bank PLC, Unsecured
     Notes
     8.55%(b)(g)                        09/29/49     5,925         7,195,012
   First Union Corp., Senior Unsecured
     Notes
     7.70%                              02/15/05     2,050         2,278,110
   First Union Corp., Subordinated
     Notes
     6.88%                              09/15/05     2,000         2,244,134
   FleetBoston Financial Corp., Senior
     Unsecured Notes
     4.88%                              12/01/06     2,475         2,581,628
   Household Finance Corp., Senior
     Unsecured Notes
     6.38%                              10/15/11     2,840         2,644,386
   International Finance Corp., Senior
     Unsecured Notes
     5.25%                              05/02/06     3,000         3,246,873
   KFW International Finance, Inc.,
     Unsecured Notes
     5.25%                              06/28/06    10,925        11,826,542
   U.S. Bancorp, Senior Unsecured Notes
     3.95%                              08/23/07     5,515         5,627,782
                                                              --------------
                                                                  43,068,452
                                                              --------------
CHEMICALS -- 0.3%
   Dow Chemical Co., Senior Unsecured
     Notes
     6.00%                              10/01/12     6,125         6,378,881
                                                              --------------
ENERGY & UTILITIES -- 2.1%
   Consumers Energy Co., Secured Notes
     6.00%                              03/15/05     2,100         1,995,000
   Dominion Resources, Inc., Debentures
     6.80%                              12/15/27     3,300         3,365,782
   Dominion Resources, Inc., Senior
   Unsecured Notes
     6.00%                              01/31/03     2,950         2,976,078
   DTE Energy Co., Senior Secured
     Notes
     6.13%                              10/01/10     1,575         1,714,970
   DTE Energy Co., Senior Unsecured
     Notes
     6.45%                              06/01/06     4,915         5,306,971
   FirstEnergy Corp., Senior Unsecured
     Notes
     7.38%                              11/15/31     5,515         4,789,061
   Florida Power Corp., First Mortgage
     Bonds
     6.65%                              07/15/11     3,250         3,675,569
   Oncor Electric Delivery Co., Senior
     Debentures
     7.00%(g)                           09/01/22     1,280         1,283,981
   Pinnacle One Partners, Unsecured
     Notes
     8.83%(g)                           08/15/04     6,000         5,790,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

                                                     PAR
AS OF SEPTEMBER 30, 2002                MATURITY    (000)          VALUE
                                        --------   -------    --------------
CORPORATE BONDS (CONTINUED)
ENERGY & UTILITIES (CONTINUED)
   Progress Energy, Inc., Senior
     Unsecured Notes
     6.75%                              03/01/06   $   130    $      140,725
     5.85%                              10/30/08       890           931,973
     7.10%                              03/01/11       355           388,390
     6.85%                              04/15/12     3,560         3,830,702
     7.75%                              03/01/31     1,980         2,166,088
   WPD Holdings, Senior Notes
     7.25%(g)                           12/15/17     6,555         6,410,266
                                                              --------------
                                                                  44,765,556
                                                              --------------
ENTERTAINMENT & LEISURE -- 0.7%
   AOL Time Warner, Inc., Debentures
     6.95%                              01/15/28       655           509,178
   AOL Time Warner, Inc., Senior
     Debentures
     7.25%                              10/15/17     3,690         3,099,600
     6.88%                              06/15/18     1,365         1,127,397
     9.15%                              02/01/23     1,000           929,370
     8.38%                              03/15/23     3,480         3,201,600
     6.63%                              05/15/29       820           624,147
     7.63%(e)                           04/15/31       435           363,798
   AOL Time Warner, Inc., Senior
     Unsecured Notes
     5.63%(e)                           05/01/05     4,085         3,819,475
     6.15%                              05/01/07     1,020           933,300
     6.75%(e)                           04/15/11     1,550         1,428,688
                                                              --------------
                                                                  16,036,553
                                                              --------------
FINANCE -- 7.8%
   American General Institutional Capital,
     Capital Securities
     7.57%(g)                           12/01/45     2,175         2,389,520
   Ameritech Capital Funding, Unsecured
     Notes
     6.25%                              05/18/09     4,870         5,137,404
   Bear Stearns Co., Inc., Senior
     Unsecured Notes
     6.50%                              05/01/06     1,295         1,416,743
   BellSouth Capital Funding Corp.,
     Debentures
     6.04%                              11/15/26     2,850         3,091,366
   Cable and Wireless Optus Finance Ltd.,
     Unsecured Notes
     8.00%(g)                           06/22/10     3,200         3,670,096
   Citigroup, Inc., Senior Unsecured Notes
     6.75%                              12/01/05     4,870         5,402,408
     5.75%                              05/10/06     4,025         4,364,714
     5.50%                              08/09/06     2,500         2,673,650
   Citigroup, Inc., Subordinated Notes
     7.75%                              06/15/06       675           773,176
     7.25%                              10/01/10     7,765         8,912,978
     5.63%                              08/27/12     3,790         3,935,574
     6.63%                              06/15/32       875           914,799
   Conoco Global Funding Co., Senior
     Unsecured Notes
     6.35%                              10/15/11     1,010         1,138,260
   Credit Suisse First Boston USA, Inc.,
    Senior Unsecured Notes
     5.75%                              04/15/07       680           725,376
     6.13%                              11/15/11     3,540         3,676,779
     7.13%                              07/15/32     1,960         2,044,498

                                                     PAR
                                        MATURITY    (000)          VALUE
                                        --------   -------    --------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Ford Motor Credit Co., Senior
     Unsecured Notes
     7.50%                              03/15/05   $ 1,960    $    1,970,231
     7.60%                              08/01/05     5,415         5,437,147
     7.38%                              10/28/09       905           861,882
   Ford Motor Credit Co., Unsecured
     Notes
     6.88%                              02/01/06     6,140         6,047,513
     7.38%                              02/01/11     5,830         5,507,379
   General Electric Capital Corp., Senior
     Unsecured Notes
     5.35%                              03/30/06     5,355         5,732,367
     5.00%                              06/15/07     4,500         4,755,780
     7.38%                              01/19/10     1,660         1,918,881
     6.13%                              02/22/11     3,870         4,209,012
     6.00%                              06/15/12     3,005         3,239,510
     6.75%                              03/15/32     6,948         7,457,983
   General Motors Acceptance Corp.,
     Senior Unsecured Notes
     6.75%                              01/15/06     7,195         7,462,021
     7.75%                              01/19/10    10,195        10,570,523
     7.25%                              03/02/11     1,880         1,873,522
     6.88%                           09/11-08/12     5,290         5,165,047
     8.00%                              11/01/31       940           917,769
   The Goldman Sachs Group, Inc.,
     Senior Unsecured Notes
     5.70%                              09/01/12     1,390         1,431,700
   J.P. Morgan Chase & Co., Senior
     Unsecured Notes
     5.25%                              05/30/07     9,410         9,864,444
   Lehman Brothers Holdings, Inc.,
     Senior Unsecured Notes
     6.25%                              05/15/06     2,845         3,084,265
   Morgan Stanley Dean Witter & Co.,
     Senior Unsecured Notes
     5.80%                              04/01/07     3,080         3,303,269
     7.25%                              04/01/32       100           107,521
     6.75%                              04/15/11     2,480         2,715,650
   Qwest Capital Funding, Inc., Senior
     Notes
     6.38%                              07/15/08     3,350         1,490,750
   Sun Life of Canada Capital Trust,
     Capital Securities
     8.53%(g)                           05/29/49     3,720         3,974,522
   Swedbank, Capital Securities
     7.50%(b)(g)                        09/29/49     2,800         2,889,740
     9.00%(g)                           12/29/49     7,500         8,540,250
   Verizon Global Funding Corp., Senior
     Unsecured Notes
     7.25%(d)                           12/01/10     1,315         1,378,490
     7.38%                              09/01/12     1,200         1,266,000
     7.75%(d)                        12/30-06/32     3,765         3,742,229
   Zurich Capital Trust I, Capital Securities
     8.38%(g)                           06/01/37     3,785         3,139,689
                                                              --------------
                                                                 170,322,427
                                                              --------------
FOOD & AGRICULTURE -- 1.1%
   General Mills, Inc., Senior Unsecured
     Notes
     5.13%                              02/15/07       710           748,056
     6.00%                              02/15/12     4,230         4,564,466
   Kellogg Co., Senior Unsecured Notes
     6.00%                              04/01/06     4,070         4,455,779
     6.60%                              04/01/11     1,450         1,660,240

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

                                                     PAR
AS OF SEPTEMBER 30, 2002                MATURITY    (000)          VALUE
                                        --------   -------    --------------
CORPORATE BONDS (CONTINUED)
FOOD & AGRICULTURE (CONTINUED)
   Kraft Foods, Inc., Senior Unsecured
     Notes
     5.25%                              06/01/07   $ 1,930    $    2,092,062
     5.63%                              11/01/11     3,200         3,464,499
   Pharmacia Corp., Senior Debentures
     6.50%                              12/01/18     2,000         2,218,060
   Safeway, Inc., Senior Unsecured Notes
     5.80%                              08/15/12     2,600         2,728,284
   Unilever Capital Corp., Senior
     Unsecured Notes
     6.88%                              11/01/05     2,475         2,782,900
                                                              --------------
                                                                  24,714,346
                                                              --------------
INDUSTRIAL -- 0.1%
Osprey Trust / Osprey I, Inc.
     7.63%(c)(d)(h)                     01/15/03     7,350         1,212,750
                                                              --------------
INSURANCE -- 0.3%
   Everest Reinsurance Holdings, Senior
     Unsecured Notes
     8.50%                              03/15/05        20            21,993
   Jackson National Life Insurance Co.,
     Inc., Subordinated Notes
     8.15%(g)                           03/15/27     2,395         2,710,917
   Prudential Insurance Co., Senior Notes
     6.38%(g)                           07/23/06     3,000         3,222,600
                                                              --------------
                                                                   5,955,510
                                                              --------------
MANUFACTURING -- 0.2%
   Honeywell International, Inc., Senior
     Unsecured Notes
     6.88%                              10/03/05     1,257         1,382,457
     5.13%                              11/01/06     2,890         3,060,744
                                                              --------------
                                                                   4,443,201
                                                              --------------
MEDICAL & MEDICAL SERVICES -- 0.1%
   WellPoint Health Networks, Inc., Senior
     Unsecured Notes
     6.38%(d)                           01/15/12     1,880         2,076,558
                                                              --------------
MOTOR VEHICLES -- 0.1%
   DaimlerChrysler AG, Senior Debentures
     7.45%                              03/01/27     1,145         1,213,824
                                                              --------------
OIL & GAS -- 2.7%
   Amerada Hess Corp., Senior
     Unsecured Notes
     5.90%(d)                           08/15/06     2,435         2,641,814
     7.88%                              10/01/29     1,800         2,175,750
   Anadarko Petroleum Corp., Senior
     Unsecured Notes
     5.38%(d)                           03/01/07     3,670         3,920,918
   Atlantic Richfield Co., Debentures
     9.13%                              03/01/11     4,960         6,528,997
   Conoco, Inc., Senior Unsecured Notes
     5.90%                              04/15/04     3,250         3,411,957
     6.35%                              04/15/09     5,437         6,088,081
   Consolidated Natural Gas Co., Senior
     Unsecured Notes
     5.38%                              11/01/06     2,300         2,376,659
   Devon Energy Corp., Senior
     Debentures
     7.95%                              04/15/32     4,495         5,417,477

                                                     PAR
                                        MATURITY    (000)          VALUE
                                        --------   -------    --------------
CORPORATE BONDS (CONTINUED)
OIL AND GAS (CONTINUED)
   El Paso Corp., Senior Unsecured Notes
     6.75%                              05/15/09   $ 3,045    $    1,982,070
     7.80%                              08/01/31       780           492,590
     7.75%                              01/15/32     1,590         1,020,117
   El Paso Natural Gas Co., Debentures
     7.50%                              11/15/26     1,350         1,201,500
   El Paso Natural Gas Co., Senior
     Unsecured Notes
     8.38%(g)                           06/15/32     2,695         2,156,000
   Kinder Morgan Energy Partners LP,
     Senior Unsecured Notes
     7.25%                              03/01/28     3,300         3,451,899
     7.30%(g)                           08/15/33     3,075         3,183,947
   Occidental Petroleum Corp., Senior
     Unsecured Notes
     5.88%                              01/15/07     2,750         2,981,248
   Phillips Petroleum Co., Senior
     Unsecured Notes
     8.50%                              05/25/05     4,400         5,039,087
   Texas Eastern Transmission LP, Senior
     Unsecured Notes
     7.00%                              07/15/32     2,550         2,819,790
   Valero Energy Corp., Senior Unsecured
      Notes
     7.50%                              04/15/32     1,180         1,084,340
                                                              --------------
                                                                  57,974,241
                                                              --------------
PAPER & FOREST PRODUCTS -- 0.4%
   Weyerhaeuser Co., Senior Unsecured
     Notes
     6.00%                              08/01/06     1,045         1,097,950
     5.95%                              11/01/08     2,100         2,212,392
     6.75%(g)                           03/15/12     2,250         2,428,425
   Weyerhaeuser Co., Senior Debentures
     7.38%                              03/15/32     2,830         3,034,609
                                                              --------------
                                                                   8,773,376
                                                              --------------
REAL ESTATE -- 0.3%
   EOP Operating LP, Senior Notes
     6.63%                              02/15/05     4,425         4,751,999
   EOP Operating LP, Senior Unsecured
     Notes
     7.00%                              07/15/11     2,140         2,386,954
                                                              --------------
                                                                   7,138,953
                                                              --------------
RETAIL MERCHANDISING-- 0.1%
   Sears Roebuck Acceptance Corp.,
     Senior Unsecured Notes
     6.70%                              04/15/12     1,320         1,400,851
     7.00%                              06/01/32     1,795         1,758,759
                                                              --------------
                                                                   3,159,610
                                                              --------------
TELECOMMUNICATIONS -- 1.8%
   AT&T Corp., Senior Unsecured Notes
     7.30%                              11/15/11     1,915         1,838,400
     8.00%(d)                           11/15/31     4,845         4,457,400
   Citizens Communications Co., Senior
     Unsecured Notes
     7.63%                              08/15/08     2,450         2,306,180
     9.00%                              08/15/31       645           593,400

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONCLUDED)

                                                     PAR
AS OF SEPTEMBER 30, 2002                MATURITY    (000)          VALUE
                                        --------   -------    --------------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
   Comcast Cable Communications Corp.,
    Senior Notes
     8.88%                              05/01/17   $ 2,185    $    2,152,225
   Comcast Cable Communications Corp.,
     Senior Unsecured Notes
     6.38%                              01/30/06     5,425         5,262,250
     6.88%                              06/15/09     1,780         1,673,200
   SBC Communications, Inc., Senior
     Unsecured Notes
     5.88%(d)                        02/12-08/12     5,145         5,443,506
   Verizon Pennsylvania, Inc., Debentures
     5.65%                              11/15/11     8,940         8,842,223
   Vodafone Group PLC, Senior
     Unsecured Notes
     7.75%                              02/15/10     5,245         5,942,249
   WorldCom, Inc., Senior Unsecured
     Notes
     7.38%(g)(h)                        01/15/06     5,455           654,600
     8.00%(d)(h)                        05/15/06       300            36,750
     7.50%(d)(h)                        05/15/11     2,285           274,200
     8.25%(h)                           05/15/31     3,885           466,200
                                                              --------------
                                                                  39,942,783
                                                              --------------
TRANSPORTATION-- 0.3%
   Burlington Northern Santa Fe Corp.,
     Senior Unsecured Notes
     6.13%                              03/15/09       575           629,151
     5.90%                              07/01/12     1,795         1,940,521
   Federal Express Corp., Pass Through
     Certificates
     6.72%                              01/15/22     1,680         1,784,605
   Norfolk Southern Corp., Senior Notes
     7.05%                              05/01/37     1,975         2,107,760
                                                              --------------
                                                                   6,462,037
                                                              --------------
YANKEE -- 1.8%
   Abbey National Capital Trust I, Capital
     Securities
     8.96%(b)(e)                        12/29/49     1,970         2,383,089
   Abbey National PLC, Subordinated
     Notes
     7.35%(b)(e)                        10/15/06     5,155         5,560,647
   Asian Development Bank, Debentures
     6.38%                              10/01/28     3,010         3,237,436
   Canadian National Railway Co.,
     Senior Notes
     6.90%                              07/15/28     3,780         4,285,896
   Canadian Pacific Railroad Co., Senior
     Unsecured Notes
     6.25%(d)                           10/15/11     1,900         2,125,538
   Pemex Finance Ltd., Senior Unsecured
     Notes
     9.14%                              08/15/04     2,084         2,189,180
     9.03%                              02/15/11     1,700         1,979,948
   Tyco International Group S.A., Senior
     Notes
     6.38%                              06/15/05     2,710         2,345,814

                                                  PAR/SHARE
                                        MATURITY    (000)          VALUE
                                        --------  ---------   --------------
CORPORATE BONDS (CONTINUED)
YANKEE (CONTINUED)
   Tyco International Group S.A., Senior
     Unsecured Notes
     6.38%(d)                           02/15/06   $ 1,260    $    1,084,541
     5.80%                              08/01/06     1,730         1,479,150
     6.13%                              01/15/09     3,325         2,793,000
   United Mexican States
     8.13%                              12/30/19       950           926,250
   United Mexican States, Senior
     Unsecured Notes
     8.38%(d)                           01/14/11     5,980         6,293,950
   United Mexican States, Unsecured
     Notes
     10.38%                             02/17/09     2,860         3,324,750
                                                              --------------
                                                                  40,009,189
                                                              --------------
TOTAL CORPORATE BONDS
  (Cost $508,009,901)                                            508,237,934
                                                              --------------
FOREIGN BONDS-- 3.5%
   Bundesobligation (Germany)
     4.50%                              08/17/07    33,740(i)     34,637,275
   Government of Canada
     6.00%                              06/01/11    37,015(i)     25,217,347
   Government of New Zealand
     6.00%                              11/15/11    16,705(i)      7,810,091
   Kingdom of Sweden
     8.00%                             08/15/07     66,985(i)      8,299,015
                                                              --------------
TOTAL FOREIGN BONDS
  (Cost $74,143,234)                                              75,963,728
                                                              --------------
TAXABLE MUNICIPAL BONDS -- 1.0%
   New Jersey Economic Development
     Authority State Pension Funding
     Zero Coupon Revenue Bond,
     Series 97, Class B
     6.80%(c)                           02/15/05       200           187,350
     7.57%(c)                           02/15/16    10,100         4,827,295
     7.59%(c)                           02/15/17     3,875         1,740,340
     7.21%(c)                           02/15/18     5,500         2,301,640
     7.61%(c)                           02/15/20     6,590         2,400,671
     7.62%(c)                           02/15/21     2,660           906,156
     7.63%(c)                        02/22-02/23     5,600         1,749,521
   New York State Power Authority and
     General Purpose Revenue Bond,
     Series 98, Class D
     6.26%                              02/15/03     7,100         7,211,257
                                                              --------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $18,022,621)                                              21,324,230
                                                              --------------
CUMULATIVE PREFERRED STOCK -- 0.1%
   Centaur Funding Corp.(g)
   (Cost $4,150,000)                                 4,150         3,138,160
                                                              --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONCLUDED)

                                                PAR/SHARE
                                      MATURITY    (000)            VALUE
                                      --------  ---------     --------------
SHORT TERM INVESTMENTS -- 3.0%
   Federal Home Loan Bank Discount
     Notes
     1.40%                            10/01/02   $47,200      $   47,200,000
     1.85%                            10/01/02    12,800          12,800,000
   Galileo Money Market Fund                       6,232           6,231,920
                                                              --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $66,231,920)                                              66,231,920
                                                              --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $2,103,558,276(a))                                    $2,174,511,667
                                                              ==============

                                                    NUMBER
                                                      OF
                                                  CONTRACTS
                                                  ---------
OPTIONS -- (0.5%)

PUT OPTIONS WRITTEN -- (0.0%)
  December 10 year future,
  Strike Price 110, Expires 11/23/02                (198)            (46,406)

CALL OPTIONS WRITTEN -- (0.1%)
  December 10 year future,
  Strike Price 110, Expires 11/23/02                (198)         (1,212,750)

PUT SWAPTIONS WRITTEN -- (0.0%)
  Goldman Sachs Put, Strike Price 6.50,
  Expires 05/06/03                                (4,300)(k)        (104,920)

CALL SWAPTIONS WRITTEN -- (0.4%)
  Goldman Sachs Call, Strike Price 5.50,
  Expires 05/06/03                                (4,300)(k)      (3,912,699)
  Lehman Brothers, Inc. Call, Strike
  Price 5.46, Expires 10/15/02                    (5,000)(k)      (4,865,650)
                                                                ------------

TOTAL OPTIONS
  (Premiums received $2,788,114)                                $(10,142,425)
                                                                ============

----------
(a) Cost for Federal income tax purposes is $2,104,609,490. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation         $ 97,968,372
           Gross unrealized depreciation          (28,066,195)
                                                 ------------
                                                 $ 69,902,177
                                                 ============

(b) Rates shown are the rates as of September 30, 2002.

(c) Rates shown are the effective yields as of September 30, 2002.

(d) Total or partial securities on loan.

(e) Securities, or a portion thereof, pledged as collateral with a value of $8,111,578 on 734 long U.S. Treasury Bonds futures contracts and 5,000 short U.S. Treasury Notes futures contracts expiring December 2002 and 216 long Euro Bobl futures contracts expiring December 2002. The value of such contracts on September 30, 2002 was $682,156,077, with an unrealized loss of $13,544,820.

(f) Securities, or a portion thereof, subject to financing transactions.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2002, the Fund held 3.5% of its net assets in securities restricted as to resale.

(h) Security in default.

(i) In local currency.

(j) Securities, or a portion thereof, with a market value of $3,294,011 have been pledged as collateral for swap and swaption contracts.

(k) Each swaption contract is equivalent to $10,000 in notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                        CORE BOND TOTAL RETURN PORTFOLIO


SEPTEMBER 30, 2002

ASSETS
   Investments at value (Cost $2,103,558,276) .............................      $2,174,511,667
   Cash denominated in foreign currencies (Cost $27,290) ..................              27,678
   Collateral received for securities loaned ..............................          16,884,710
   Collateral received for swap contracts .................................           9,910,664
   Interest receivable ....................................................          20,612,671
   Interest receivable on interest rate swaps .............................           1,610,792
   Principal receivable ...................................................              10,522
   Investments sold receivable ............................................         236,998,375
   Capital shares sold receivable .........................................          35,370,632
   Futures margin receivable ..............................................             149,277
   Unrealized appreciation on forward foreign currency contracts ..........             141,459
   Unrealized appreciation on interest rate swaps .........................          15,609,864
   Prepaid expenses .......................................................              55,227
                                                                                 --------------
          TOTAL ASSETS ....................................................       2,511,893,538
                                                                                 --------------
LIABILITIES
   Investments purchased payable ..........................................         365,171,205
   Payable upon return of securities loaned ...............................          16,884,710
   Payable upon termination of swap contracts .............................           9,910,664
   Capital shares redeemed payable ........................................          61,105,823
   Distributions payable ..................................................           8,391,188
   Advisory fees payable ..................................................             300,267
   Administrative fees payable ............................................             265,436
   Transfer agent fees payable ............................................              97,443
   Other accrued expenses payable .........................................             267,809
   Interest payable on interest rate swaps ................................             545,327
   Payable for financing transactions .....................................          39,926,500
   Options written, at fair value (premiums received $584,187) ............           1,259,156
   Swaptions written, at fair value (premiums received $2,203,927) ........           8,883,269
   Futures margin payable .................................................           2,780,159
   Unrealized depreciation on forward foreign currency contracts ..........             240,589
   Unrealized depreciation of interest rate swaps .........................           3,586,411
                                                                                 --------------
          TOTAL LIABILITIES ...............................................         519,615,956
                                                                                 --------------
NET ASSETS (Applicable to 76,260,327 BlackRock shares,
   91,939,236 Institutional shares, 11,584,500 Service shares,
   9,048,470 Investor A shares, 5,606,050 Investor B shares and
   4,729,656 Investor C shares outstanding) ...............................      $1,992,277,582
                                                                                 ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER BLACKROCK SHARE
   ($763,735,529 / 76,260,327) ............................................              $10.02
                                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE PER INSTITUTIONAL AND INVESTOR A SHARE
   ($1,009,394,841 / 100,987,706) .........................................              $10.00
                                                                                         ======
OFFERING PRICE PER INSTITUTIONAL SHARE ....................................              $10.00
                                                                                         ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($10.00 / 0.960) ..............              $10.42
                                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SERVICE SHARE ($115,774,281 / 11,584,500) ..............................               $9.99
                                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($56,047,209 / 5,606,050) .........................              $10.00
                                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($47,325,722 / 4,729,656) .........................              $10.01
                                                                                         ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                        CORE PLUS TOTAL RETURN PORTFOLIO

                                                      PAR
AS OF SEPTEMBER 30, 2002                MATURITY     (000)          VALUE
                                        --------    -------     -------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 23.9%
Federal Home Loan Mortgage Corp.,
Reference Notes
     5.13%                              07/15/12     $  450     $   478,352
   Federal Home Loan Mortgage Corp.,
     Subordinated Notes
     5.88%                              03/21/11         85          92,566
   Federal Home Loan Mortgage Corp.,
     Unsecured Notes
     4.88%                              03/15/07      1,470       1,583,757
     7.00%                              03/15/10        605         725,128
   Federal National Mortgage Association
     6.63%                              11/15/30        525         618,722
   Federal National Mortgage Association,
     Unsecured Notes
     5.50%                              02/15/06        445         485,354
     4.38%                           10/06-09/12      1,725       1,804,897
     5.38%                              11/15/11        575         622,164
   Resolution Funding Corp. Strip Bonds
     6.30%(c)                           07/15/18        100          43,537
     6.29%(c)                           10/15/18        100          42,900
   U.S. Treasury Bonds
     10.38%                             11/15/12        295         399,552
     9.25%                              02/15/16      2,170       3,265,088
     8.13%                              08/15/19      1,540       2,176,694
     8.50%                              02/15/20      1,505       2,201,181
     8.00%                              11/15/21      3,755       5,310,685
     6.75%                              08/15/26        930       1,185,060
     5.38%                              02/15/31        160         177,850
   U.S. Treasury Notes
     2.25%                              07/31/04        465         469,868
     3.25%                              08/15/07         95          97,917
     4.75%                              11/15/08         95         104,333
   U.S. Treasury Strip Notes
     5.89%(c)                           05/15/17      1,270         627,520
     6.01%(c)                           11/15/21        925         347,238
                                                                -----------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $21,184,281)                                             22,860,363
                                                                -----------
MORTGAGE PASS-THROUGHS -- 34.3%
   Federal Home Loan Mortgage Corp.
     Gold
     6.00%                           04/17-10/32      4,475       4,649,388
     5.50%                           08/17-10/17      1,674       1,725,245
     6.50%                           03/32-10/32      2,828       2,934,285
   Federal National Mortgage Association
     6.50%                           03/16-10/32      3,627       3,778,572
     6.00%                           04/16-10/32      8,293       8,585,386
     5.50%                           12/16-08/17      7,324       7,554,625
     7.00%                              05/01/32         26          27,496
   Government National Mortgage
     Association
     6.00%                           11/28-01/32        603         626,447
     6.50%                              10/15/31      2,786       2,909,982
                                                                -----------
TOTAL MORTGAGE PASS-THROUGHS
(Cost $31,898,802)                                               32,791,426
                                                                -----------

                                                      PAR
                                        MATURITY     (000)          VALUE
                                        --------    -------     -------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 2.4%
   Chase Commercial Mortgage Securities
     Corp., Series 99-2, Class A2
     7.20%                              01/15/32     $  225     $   262,898
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 01-CK6,
     Class A3
     6.39%                              10/15/11        325         363,940
   General Electric Capital Commercial
     Mortgage Corp., Series 02-2A,
     Class A2
     4.97%                              12/11/11        650         684,760
   General Electric Capital Mortgage
     Services, Inc., Series 98-17, Class A1
     6.75%                              10/25/28        363         368,865
   Morgan Stanley Capital Investments,
     Series 98-HF2, Class A2
     6.48%                              11/15/30        365         411,481
   Salomon Brothers Mortgage Securities
     VII, Series 02-Key 2, Class A2
     4.47%                              03/18/36        210         213,511
                                                                -----------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $2,192,666)                                               2,305,455
                                                                -----------
ASSET BACKED SECURITIES-- 3.8%
   Citibank Credit Card Issuance Trust,
     Series 02-A3, Class A3
     4.40%                              05/16/05        575         602,402
   MBNA Credit Card Master Note Trust,
     Series 02-A6, Class A6
     3.90%                              06/15/05        650         674,683
   Sallie Mae Student Loan Trust,
     Series 02-1, Class A1
     1.88%(b)                           10/25/10        606         606,017
   Sallie Mae Student Loan Trust,
     Series 02-3, Class A2
     1.89%(b)                           10/26/09        625         625,000
   Sallie Mae Student Loan Trust,
     Series 02-4, Class A1
     1.83%(b)                           03/15/07        605         605,277
   Targeted Return Index Securities
     Trust, Series 02, Class 7
     5.90%(b)(e)                        01/25/07        458         477,208
                                                                -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $3,524,203)                                               3,590,587
                                                                -----------
CORPORATE BONDS -- 26.5%
AEROSPACE -- 0.8%
   Lockheed Martin Corp., Debentures
     7.20%                              05/01/36        120          137,596
   Lockheed Martin Corp., Senior
     Unsecured Notes
     8.20%                              12/01/09        310         380,066
   Northrop Grumman Corp., Senior
     Debentures
     7.75%                              02/15/31         40          46,463
   Northrop Grumman Corp., Senior
     Unsecured Notes
     7.13%                              02/15/11        100         113,753
   Raytheon Co., Senior Unsecured Notes
     8.20%                              03/01/06         75          84,107
                                                                -----------
                                                                    761,985
                                                                -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

                                                      PAR
AS OF SEPTEMBER 30, 2002                MATURITY     (000)          VALUE
                                        --------    -------     -------------
CORPORATE BONDS (CONTINUED)
BANKS -- 2.8%
   Bank of America Corp., Senior
     Unsecured Notes
     4.88%                              09/15/12     $  125     $   125,794
   Bank One Corp., Subordinated Notes
     6.38%                              01/30/09         75          83,174
   Barclays Bank PLC,  Senior Unsecured
     Notes
     6.86%(b)(e)                        06/15/32         75          72,703
   Barclays Bank PLC, Unsecured Notes
     8.55%(b)(e)                        09/29/49        350         425,022
   European Investment Bank, Unsecured
     Notes
     5.63%                              01/24/06        360         393,750
   First Union Corp., Subordinated Notes
     6.88%                              09/15/05        125         140,258
   Household Finance Corp., Senior
     Unsecured Notes
     6.38%                              10/15/11        135         125,702
   International Finance Corp., Senior
     Unsecured Notes
     5.25%                              05/02/06         75          81,172
   J.P. Morgan Chase & Co., Senior
     Unsecured Notes
     5.25%                              05/30/07        320         335,454
   J.P. Morgan Chase & Co., Subordinated
     Notes
     7.13%                              06/15/09        100         109,919
   KFW International Finance, Inc., Senior
     Unsecured Notes
     4.75%                              01/24/07        180         194,063
   KFW International Finance, Inc.,
     Unsecured Notes
     5.25%                              06/28/06        325         351,819
   U.S. Bancorp, Senior Unsecured Notes
     3.95%                              08/23/07        260         265,317
                                                                -----------
                                                                  2,704,147
                                                                -----------
BROADCASTING -- 0.8%
   Charter Communications Holdings LLC,
   Senior Unsecured Notes
     10.75%                             10/01/09        160         105,600
     11.13%                             01/15/11         35          22,400
   Continental Cablevision, Senior Notes
     8.30%                              05/15/06        400         390,359
   Echostar Broadband Corp., Senior
     Unsecured Notes
     10.38%                             10/01/07        125         123,125
   Echostar DBS Corp., Senior Unsecured
     Notes
     9.13%(e)                           01/15/09        100          95,000
                                                                -----------
                                                                    736,484
                                                                -----------
CHEMICALS -- 0.4%
   Dow Chemical Co., Senior Unsecured
     Notes
     5.75%                              12/15/08        100         105,514
     6.00%                              10/01/12        175         182,254
   Lyondell Chemical Co., Senior Secured
     Notes
     11.13%                             07/15/12         40          38,400
   Methanex Corp., Unsecured Notes
     7.75%                              08/15/05         40          39,900
                                                                -----------
                                                                    366,068
                                                                -----------

                                                      PAR
                                        MATURITY     (000)          VALUE
                                        --------    -------     -------------
CORPORATE BONDS (CONTINUED)
COMPUTER & OFFICE EQUIPMENT -- 0.0%
   Seagate Technology International HDD
     Holdings, Senior Unsecured Notes
     8.00%                              05/15/09     $   35     $    32,725
                                                                -----------
COMPUTER SOFTWARE & SERVICES -- 0.1%
Unisys Corp., Senior Unsecured Notes
     8.13%                              06/01/06         45          43,875
                                                                -----------
CONSTRUCTION -- 0.3%
   D.R. Horton, Inc., Senior Unsecured
     Notes
     10.50%                             04/01/05         30          31,125
     8.50%                              04/15/12         50          50,625
   Ryland Group, Inc., Senior Unsecured
     Notes
     8.00%                              08/15/06         25          25,250
   Schuler Homes, Inc., Senior Notes
     9.00%                              04/15/08         25          25,125
   Terex Corp., Senior Subordinated Notes
     10.38%                             04/01/11         35          35,525
     9.25%                              07/15/11         45          44,100
   Toll Corp., Senior Subordinated Notes
     8.25%                              12/01/11        115         113,850
                                                                -----------
                                                                    325,600
                                                                -----------
CONTAINERS -- 0.1%
   Jefferson Smurfit Corp., Senior
     Unsecured Notes
     8.25%                              10/01/12         30          30,000
   Owens-Brockway Glass Container, Inc.,
     Senior Secured Notes
     8.88%                              02/15/09         80          80,800
                                                                -----------
                                                                    110,800
                                                                -----------
ELECTRONICS -- 0.0%
   L-3 Communications Corp., Senior
     Subordinated Notes
     7.63%                              06/15/12         40          41,200
                                                                -----------
ENERGY & UTILITIES -- 2.0%
   AES Corp., Senior Unsecured Notes
     8.75%                              12/15/02        195         177,450
   Calpine Corp., Senior Unsecured Notes
     8.63%                              08/15/10         50          20,250
   CMS Energy Corp., Senior Unsecured
     Notes
     6.75%                              01/15/04         50          42,500
   Dominion Resources, Inc., Senior
     Unsecured Notes
     6.00%(d)                           01/31/03        300         302,652
     5.70%                              09/17/12         70          71,810
   DTE Energy Co., Senior Unsecured
     Notes
     6.00%                              06/01/04        160         167,050
     6.45%                              06/01/06        275         296,931
   Exelon Generation Corp., Senior
     Unsecured Notes
     6.75%                              05/01/11        100         110,779
   FirstEnergy Corp., Senior Unsecured
     Notes
     7.38%                              11/15/31        255         221,434
   Grey Wolf, Inc., Senior Notes
     8.88%                              07/01/07         10          10,250

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

                                                      PAR
AS OF SEPTEMBER 30, 2002                MATURITY     (000)          VALUE
                                        --------    -------     -------------
CORPORATE BONDS (CONTINUED)
ENERGY & UTILITIES (CONTINUED)
   Oncor Electric Delivery Co., Senior
     Debentures
     7.00%(e)                           09/01/22     $   60     $    60,187
   Oncor Electric Delivery Co., Senior
     Unsecured Notes
     6.38%                              05/01/12         40          43,025
   Progress Energy, Inc., Senior
     Unsecured Notes
     6.75%                              03/01/06        140         151,550
     7.10%                              03/01/11         90          98,465
     6.85%                              04/15/12        130         139,885
     7.75%                              03/01/31         20          21,880
   Swift Energy Co., Senior Subordinated
     Notes
     10.25%                             08/01/09          5           4,950
                                                                -----------
                                                                  1,941,048
                                                                -----------
ENTERTAINMENT & LEISURE -- 1.2%
   AOL Time Warner, Inc., Debentures
     6.95%                              01/15/28         20          15,547
   AOL Time Warner, Inc., Senior
     Debentures
     7.57%                              02/01/24        180         147,792
     6.63%                              05/15/29        225         171,260
     7.63%                              04/15/31        155         129,629
   AOL Time Warner, Inc., Senior
     Unsecured Notes
     5.63%                              05/01/05         90          84,150
     6.15%                              05/01/07        220         201,300
   Argosy Gaming Co., Senior
     Subordinated Notes
     10.75%                             06/01/09         55          60,225
   MGM Mirage, Inc., Senior
     Subordinated Notes
     9.75%                              06/01/07         65          70,688
   Mohegan Tribal Gaming Authority,
     Senior Subordinated Notes
     8.75%                              01/01/09         65          66,950
   Park Place Entertainment Corp., Senior
     Subordinated Notes
     8.88%                              09/15/08         80          83,200
   Six Flags, Inc., Senior Unsecured
     Notes
     9.50%                              02/01/09         90          76,275
                                                                -----------
                                                                  1,107,016
                                                                -----------
FINANCE -- 6.9%
   Bear Stearns Co., Inc., Senior
     Unsecured Notes
     6.50%                              05/01/06         60          65,640
   Calpine Canada Energy Finance ULC,
     Senior Unsecured Notes
     8.50%                              05/01/08         75          31,125
   Citigroup, Inc., Senior Unsecured Notes
     6.75%                              12/01/05        150         166,398
     5.75%                              05/10/06        315         341,586
   Citigroup, Inc., Subordinated Notes
     7.25%                              10/01/10        500         573,920
     5.63%                              08/27/12        125         129,801
     6.63%                              06/15/32         25          26,137
   Conoco Global Funding Co., Senior
     Unsecured Notes
     6.35%                              10/15/11        480         540,955

                                                      PAR
                                        MATURITY     (000)          VALUE
                                        --------    -------     -------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Credit Suisse First Boston USA, Inc.,
     Senior Unsecured Notes
     5.75%                              04/15/07     $   20     $    21,335
     6.13%                              11/15/11         80          83,091
     7.13%                              07/15/32        150         156,467
   Ford Motor Credit Co., Senior
     Unsecured Notes
     7.38%                              10/28/09        275         261,898
     7.25%                              10/25/11         60          55,553
   Ford Motor Credit Co., Unsecured
     Notes
     6.88%(d)                           02/01/06        825         812,573
   General Electric Capital Corp., Senior
     Unsecured Notes
     5.35%                              03/30/06        240         256,913
     7.38%                              01/19/10         60          69,357
     6.13%                              02/22/11        270         293,652
     6.00%                              06/15/12        175         188,657
     6.75%                              03/15/32        225         241,515
   General Motors Acceptance Corp.,
     Senior Unsecured Notes
     6.75%                              01/15/06        220         228,165
     7.75%                              01/19/10         80          82,947
     7.25%                              03/02/11        460         458,415
     6.88%                           09/11-08/12        200         195,290
     8.00%                              11/01/31        110         107,398
   The Goldman Sachs Group, Inc.,
     Senior Unsecured Notes
     5.70%                              09/01/12         65          66,950
   LaBranche & Co., Inc., Senior
     Subordinated Notes
     12.00%                             03/02/07         40          42,800
   Lehman Brothers Holdings, Inc.,
     Senior Unsecured Notes
     6.25%                              05/15/06        170         184,297
   Morgan Stanley Dean Witter & Co.,
     Senior Unsecured Notes
     5.80%                              04/01/07        240         257,398
     6.75%                              04/15/11        140         153,303
   Qwest Capital Funding, Inc., Senior
     Unsecured Notes
     7.75%                              08/15/06         65          37,700
     7.00%                              08/03/09        255         113,475
   Verizon Global Funding Corp., Senior
     Unsecured Notes
     7.25%                              12/01/10         70          73,380
     7.38%                              09/01/12        125         131,875
     7.75%                              06/15/32        110         109,174
                                                                -----------
                                                                  6,559,140
                                                                -----------
FOOD & AGRICULTURE -- 1.5%
   Delhaize America, Inc., Senior
     Unsecured Notes
     8.13%                              04/15/11        165         151,162
   Fleming Companies, Inc., Senior
     Unsecured Notes
     10.13%                             04/01/08        100          78,500
   General Mills, Inc., Senior Unsecured
     Notes
     5.13%                              02/15/07        115         121,164
     6.00%                              02/15/12        120         129,489

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

                                                      PAR
AS OF SEPTEMBER 30, 2002                MATURITY     (000)          VALUE
                                        --------    -------     -------------
CORPORATE BONDS (CONTINUED)
FOOD & AGRICULTURE (CONTINUED)
   Kellogg Co., Senior Unsecured Notes
     6.60%                              04/01/11     $  240     $   274,798
   Kraft Foods, Inc., Senior Unsecured
     Notes
     5.63%                              11/01/11        255         276,077
   Kroger Co., Senior Unsecured Notes
     7.80%                              08/15/07         85          97,751
   Roundy's, Inc., Senior Subordinated
     Notes
     8.88%                              06/15/12         90          88,650
   Safeway, Inc., Senior Unsecured Notes
     5.80%                              08/15/12         70          73,454
   Unilever Capital Corp., Senior
     Unsecured Notes
     7.13%                              11/01/10        100         119,653
                                                                -----------
                                                                  1,410,698
                                                                -----------
INSURANCE -- 0.5%
   Allstate Corp., Senior Unsecured Notes
     5.38%                              12/01/06        125         132,649
   Marsh & McLennan Cos., Inc., Senior
     Unsecured Notes
     6.25%(e)                           03/15/12        115         124,953
   Metropolitan Life Insurance Co., Senior
     Unsecured Notes
     6.13%                              12/01/11         85          91,156
   Prudential Insurance Co., Senior Notes
     6.38%(e)                           07/23/06        100         107,420
                                                                -----------
                                                                    456,178
                                                                -----------
MANUFACTURING -- 0.5%
   AK Steel Corp., Senior Unsecured Notes
     7.75%                              06/15/12        110         108,075
   Briggs & Stratton Corp., Senior
     Unsecured Notes
     8.88%                              03/15/11         85          90,525
   Dresser, Inc., Senior Subordinated
     Notes
     9.38%                              04/15/11         65          63,700
   Flowserve Corp., Senior Subordinated
     Notes
     12.25%                             08/15/10         40          42,000
   Honeywell International, Inc., Senior
     Unsecured Notes
     6.88%                              10/03/05         50          54,990
     7.50%                              03/01/10         10          11,802
     6.13%                              11/01/11         50          54,692
                                                                -----------
                                                                    425,784
                                                                -----------
MEDICAL & MEDICAL SERVICES -- 0.2%
   HEALTHSOUTH Corp., Senior
     Subordinated Notes
     10.75%                             10/01/08        145         100,050
   HEALTHSOUTH Corp., Senior
     Unsecured Notes
     7.63%                              06/01/12         20          14,000
   WellPoint Health Networks, Inc., Senior
     Unsecured Notes
     6.38%                              06/15/06        110         120,163
                                                                -----------
                                                                    234,213
                                                                -----------

                                                      PAR
                                        MATURITY     (000)          VALUE
                                        --------    -------     -------------
CORPORATE BONDS (CONTINUED)
MOTOR VEHICLES -- 0.3%
   DaimlerChrysler AG, Senior Debentures
     7.45%                              03/01/27     $   90     $    95,410
   Dura Operating Corp., Senior
     Unsecured Notes
     8.63%                              04/15/12         95          94,762
   Ford Motor Co., Unsecured Notes
     7.45%                              07/16/31         50          41,257
   Lear Corp., Senior Unsecured Notes
     8.11%                              05/15/09         20          20,800
                                                                -----------
                                                                    252,229
                                                                -----------
OIL & GAS -- 1.8%
   Amerada Hess Corp., Senior
     Unsecured Notes
     5.90%                              08/15/06        175         189,863
     7.88%                              10/01/29         70          84,613
   Anadarko Petroleum Corp., Senior
     Unsecured Notes
     5.38%                              03/01/07         60          64,102
   Chesapeake Energy Corp., Senior
     Unsecured Notes
     9.00%                              08/15/12         40          41,100
   Devon Energy Corp., Senior
     Debentures
     7.95%                              04/15/32        205         247,071
   El Paso Corp., Senior Unsecured
     Notes
     7.75%                              06/15/10        125          78,750
     7.88%                              06/15/12        135          85,050
   El Paso Energy Partners LP, Senior
     Subordinated Notes
     8.50%                              06/01/11         30          28,650
   El Paso Natural Gas Co., Debentures
     7.50%                              11/15/26         45          40,050
   El Paso Natural Gas Co., Senior
     Unsecured Notes
     8.38%(e)                           06/15/32         85          68,000
   Kinder Morgan Energy Partners LP,
     Senior Unsecured Notes
     7.25%                              03/01/28         20          20,921
     7.75%                              03/15/32        115         127,160
     7.30%(e)                           08/15/33        110         113,897
   Occidental Petroleum Corp., Senior
     Debentures
     7.20%                              04/01/28        145         161,751
   Phillips Petroleum Co., Senior
     Debentures
     7.00%                              03/30/29         80          91,306
   Pogo Producing Co., Senior
     Subordinated Notes, Series B
     10.38%                             02/15/09         75          80,625
   Swift Energy Co., Senior Subordinated
     Notes
     9.38%                              05/01/12         40          38,800
   Tennessee Gas Pipeline Co., Senior
     Unsecured Notes
     8.38%                              06/15/32         85          72,460
   Union Oil Co. of California, Senior
     Debentures
     7.50%                              02/15/29        110         129,365
                                                                -----------
                                                                  1,763,534
                                                                -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

                                                      PAR
AS OF SEPTEMBER 30, 2002                MATURITY     (000)          VALUE
                                        --------    -------     -------------
CORPORATE BONDS (CONTINUED)
PAPER & FOREST PRODUCTS -- 0.6%
   Caraustar Industries, Inc., Senior
     Subordinated Notes
     9.88%                              04/01/11     $   50     $    51,625
   Norske Skog Canada Ltd., Senior
     Unsecured Notes
     8.63%                              06/15/11         25          24,187
   Tembec Industries, Inc., Senior
     Unsecured Notes
     8.50%                              02/01/11         95          95,000
   Weyerhaeuser Co., Senior Debentures
     7.38%                              03/15/32         85          90,456
   Weyerhaeuser Co., Senior Unsecured
     Notes
     6.00%                              08/01/06        125         131,334
     5.95%                              11/01/08        100         105,352
     6.75%(e)                           03/15/12         75          80,948
                                                                -----------
                                                                    578,902
                                                                -----------
PHARMACEUTICALS -- 0.1%
   AmerisourceBergen Corp., Senior
     Unsecured Notes
     8.13%                              09/01/08         60          62,700
                                                                -----------
REAL ESTATE -- 0.3%
   EOP Operating LP, Senior Unsecured
     Notes
     7.00%                              07/15/11         90         100,386
     7.88%                              07/15/31        150         167,696
   Starwood Hotels & Resorts Worldwide,
     Inc., Senior Unsecured Notes
     7.38%                              05/01/07         55          53,625
                                                                -----------
                                                                    321,707
                                                                -----------
RESTAURANTS -- 0.1%
   Tricon Global Restaurants, Inc., Senior
     Unsecured Notes
     8.88%                              04/15/11        130         139,100
                                                                -----------
RETAIL MERCHANDISING -- 0.2%
   AutoNation, Inc., Senior Unsecured
     Notes
     9.00%                              08/01/08         80          81,600
   Office Depot, Inc., Senior Subordinated
     Notes
     10.00%                             07/15/08         30          33,150
   Sears Roebuck Acceptance Corp.,
     Senior Unsecured Notes
     7.00%                              06/01/32        110         107,779
                                                                -----------
                                                                    222,529
                                                                -----------
TELECOMMUNICATIONS -- 1.7%
   AT&T Corp., Senior Unsecured Notes
     7.30%(e)                           11/15/11         95          91,200
     8.00%(e)                           11/15/31        175         161,000
   Citizens Communications Co., Senior
     Unsecured Notes
     7.63%                              08/15/08        100          94,130
     9.00%                              08/15/31         20          18,400
   Comcast Cable Communications Corp.,
     Senior Unsecured Notes
     6.88%                              06/15/09         70          65,800
   Nextel Communications, Inc., Senior
     Unsecured Notes
     9.38%                              11/15/09         25          19,125

                                                      PAR
                                        MATURITY     (000)          VALUE
                                        --------    -------     -------------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
   Panamsat Corp., Senior Unsecured
     Notes
     8.75%(e)                           02/01/12     $  160     $   132,000
   SBC Communications, Inc., Senior
     Unsecured Notes
     6.25%                              03/15/11         80          86,380
     5.88%                              08/15/12        245         259,472
   Triton PCS, Inc., Senior Subordinated
     Notes
     9.38%                              02/01/11         10           6,850
   Verizon New England, Inc., Senior
     Debentures
     6.50%                              09/15/11         30          31,285
   Verizon New Jersey, Inc., Senior
     Debentures
     5.88%                              01/17/12        125         117,429
   Verizon Pennsylvania, Inc., Debentures
     5.65%                              11/15/11        200         197,813
   Vodafone Group PLC, Senior Unsecured
     Notes
     7.75%                              02/15/10        240         271,905
   WorldCom, Inc., Senior Unsecured
     Notes
     8.00%(f)                           05/15/06         20           2,450
     8.25%(f)                        05/10-05/31        325          42,750
     7.50%(f)                           05/15/11         75           9,000
                                                                -----------
                                                                  1,606,989
                                                                -----------
TRANSPORTATION -- 0.2%
   Burlington Northern Santa Fe Corp.,
     Unsecured Notes
     6.38%                              12/15/05        140         154,216
   Norfolk Southern Corp., Senior Notes
     7.05%                              05/01/37         50          53,361
                                                                -----------
                                                                    207,577
                                                                -----------
WASTE MANAGEMENT -- 0.3%
   Allied Waste North America, Inc.,
     Senior Subordinated Notes,
     Series B
     10.00%(e)                          08/01/09        265         243,800
                                                                -----------
YANKEE -- 2.7%
   Canadian National Railway Co.,
     Senior Notes
     6.90%                              07/15/28        110         124,722
   Federative Republic of Brazil
     11.50%                             03/12/08        165          84,150
     8.00%                              04/15/14        727         356,455
     12.75%                             01/15/20         70          31,850
   Republic of Colombia, Senior
     Unsecured Notes
     9.75%                              04/09/11        281         259,375
   Republic of Panama
     9.63%                              08/08/11        140         138,950
   Republic of Panama, Senior Notes
     8.25%                              04/22/08        213         205,012
   Republic of Poland
     6.00%                              10/27/14        216         216,462
   Tyco International Group S.A., Senior
     Notes
     6.38%                              06/15/05         85          73,577

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONCLUDED)

                                                  PAR/SHARES
AS OF SEPTEMBER 30, 2002                MATURITY     (000)          VALUE
                                        --------  ----------    -----------
CORPORATE BONDS (CONTINUED)
YANKEE (CONTINUED)
   Tyco International Group S.A., Senior
     Unsecured Notes
     6.38%                              02/15/06     $   22     $    18,936
     6.13%                              11/01/08        200         168,000
     6.75%                              02/15/11        130         109,200
   United Mexican States
     8.13%                              12/30/19        350         341,250
   United Mexican States, Senior
     Unsecured Notes
     8.38%                              01/14/11        400         421,000
     8.30%                              08/15/31         75          72,938
                                                                -----------
                                                                  2,621,877
                                                                -----------
TOTAL CORPORATE BONDS
  (Cost $25,635,188)                                             25,277,905
                                                                -----------
FOREIGN BONDS -- 4.0%
Bundesobligation (Germany)
     4.50%                              08/17/07      2,115(g)    2,171,246
   Government of Canada
     6.00%                              06/01/11      1,720(g)    1,171,791
   Government of New Zealand
     6.00%                              11/15/11        495(g)      231,427
   Kingdom of Sweden
     8.00%                              08/15/07      2,050(g)      253,982
                                                                -----------
TOTAL FOREIGN BONDS
  (Cost $3,758,814)                                               3,828,446
                                                                -----------
SHORT TERM INVESTMENTS -- 8.7%
   Federal Home Loan Bank Discount
     Notes
     1.85%                              10/01/02      3,500       3,500,000
   Galileo Money Market Fund                          4,753       4,752,565
                                                                -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $8,252,565)                                               8,252,565
                                                                -----------
TOTAL INVESTMENTS IN SECURITIES
(Cost $96,446,519(a))                                103.6%      98,906,747

                                                       NUMBER
                                                         OF
                                                     CONTRACTS
                                                     ---------
OPTIONS -- (0.1%)

PUT OPTIONS WRITTEN -- (0.0%)
  December 10 year future,
  Strike Price 110, Expires 11/23/02                     (9)         (2,109)

CALL OPTIONS WRITTEN -- (0.1%)
  December 10 year future,
  Strike Price 110, Expires 11/23/02                     (9)        (55,125)
                                                                -----------

TOTAL OPTIONS
  (Premiums received $26,542)                                       (57,234)
                                                                -----------

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                        (3.5%)     (3,344,633)
                                                     ------     -----------
NET ASSETS
   (Applicable to 9,260,213 BlackRock
   shares, 10 Institutional shares,
   10 Service shares, 243 Investor A
   shares, 10 Investor B shares and
   10 Investor C shares outstanding)                 100.0%     $95,504,880
                                                     =====      ===========

                                                                   VALUE
                                                                -----------
NET ASSET VALUE AND REDEMPTION
   PRICE PER BLACKROCK,
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($95,504,674 / 9,260,476)                                         $10.31
                                                                     ======
OFFERING PRICE PER BLACKROCK,
   INSTITUTIONAL AND SERVICE SHARE                                   $10.31
                                                                     ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($10.31 / 0.960)                                                  $10.74
                                                                     ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($103 / 10)                                                       $10.31
                                                                     ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($103 / 10)                                                       $10.31
                                                                     ======

----------
(a) Cost for Federal income tax purposes is $96,560,008. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation                        $ 3,593,415
           Gross unrealized depreciation                         (1,246,676)
                                                                -----------
                                                                $ 2,346,739
                                                                ===========

(b) Rates shown are the rates as of September 30, 2002.

(c) Rates shown are the effective yields as of September 30, 2002.

(d) Securities, or a portion thereof, pledged as collateral with a value of $1,114,224 on 22 long U.S. Treasury Bonds futures contracts, 186 short U.S. Treasury Notes futures contracts and 9 long Euro Dollar futures contracts expiring December 2002. The value of such contracts on September 30, 2002 was $24,924,165, with an unrealized loss of $608,839.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2002, the Fund held 2.4% of its net assets in securities restricted as to resale.

(f) Security in default.

(g) In local currency.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                           GOVERNMENT INCOME PORTFOLIO

                                                      PAR
AS OF SEPTEMBER 30, 2002                MATURITY     (000)          VALUE
                                        --------    -------    --------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 24.9%
   Federal Home Loan Mortgage Corp.,
     Reference Notes
     5.13%                              07/15/12    $ 2,300    $  2,444,912
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                              10/01/16        322         361,223
   Small Business Administration
     Participation Certificates,
     Series 98-20J, Class 1
     5.50%                              10/01/18        200         213,373
   U.S. Treasury Bonds
     8.00%                              11/15/21      2,930       4,143,890
     7.63%                              11/15/22      1,050       1,441,043
     5.38%                              02/15/31      1,000       1,111,563
   U.S. Treasury Notes
     6.00%                              08/15/09        200         234,180
     5.00%                           02/11-08/11      3,025       3,359,809
     4.88%                              02/15/12      6,600       7,271,603
     4.38%(e)                           08/15/12     12,780      13,588,731
                                                               ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $32,203,615)                                             34,170,327
                                                               ------------
MORTGAGE PASS-THROUGHS -- 61.7%
   Federal Home Loan Mortgage Corp.
     7.75%                           11/03-04/08          9           9,418
     7.81%                              07/01/09          5           5,365
     8.00%(f)                        05/12-11/26      1,541       1,650,894
     6.00%                              12/01/12        353         370,158
     5.50%                           10/13-11/13      1,268       1,317,313
     7.50%                              11/01/25          8           8,757
   Federal Home Loan Mortgage Corp.
     Gold
     5.50%                           05/14-04/16        834         863,289
     6.00%                           05/14-10/32        464         482,472
     6.50%                           03/29-08/32      5,502       5,713,889
     7.00%                           09/31-04/32      1,868       1,951,744
   Federal National Mortgage Association
     7.00%                           08/09-12/11        155         164,590
     6.00%                           11/09-10/32     29,921      30,944,214
     8.50%                              01/01/13        305         335,730
     6.50%                           01/13-10/32      4,490       4,690,272
     8.00%                           11/13-08/14        162         172,998
     5.50%(d)                        12/13-10/17     15,973      16,504,498
     7.50%                           06/24-04/26        323         343,138
   Government National Mortgage
     Association
     8.00%                              04/20/13        110         118,627
     6.00%                           01/14-06/14        660         694,327
     5.50%                              03/15/14      1,221       1,276,416
     6.50%                           11/23-10/32     14,831      15,478,950
     7.50%                           04/27-12/27        221         234,077
     7.00%                           10/27-06/28      1,387       1,458,694
                                                               ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $82,742,552)                                             84,789,830
                                                               ------------

                                                      PAR
                                        MATURITY     (000)          VALUE
                                        --------    -------    --------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.1%
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     6.50%(c)                           04/25/21    $     7    $      6,834
   Salomon Brothers Mortgage Securities
     VI, Series 87-1 (IO)
     7.00%(c)                           02/17/17        121          23,874
   Salomon Brothers Mortgage Securities
     VI, Series 87-1 (PO)
     7.00%(c)                           02/17/17        121         105,396
                                                               ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $155,789)                                                   136,104
                                                               ------------
COMMERCIAL MORTGAGE
  BACKED SECURITIES -- 0.2%
   Goldman Sachs Mortgage Securities
     Corp., Series 98-1, Class A
     8.00%                              09/20/27        101         109,311
   Goldman Sachs Mortgage Securities
     Corp., Series 98-2, Class A
     7.75%                              05/19/27        109         116,565
                                                               ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $214,678)                                                   225,876
                                                               ------------
PROJECT LOANS -- 0.1%
   Federal Housing Authority, INSD
     Project, Series 82
     7.43%
     (Cost $182,232)                    09/01/22        177         190,000
                                                               ------------
ASSET BACKED SECURITIES -- 0.1%
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     2.55%(b)
   (Cost $166,670)                      07/15/25        167         164,844
                                                               ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                     GOVERNMENT INCOME PORTFOLIO (CONCLUDED)

                                                  PAR/SHARES
AS OF SEPTEMBER 30, 2002                MATURITY     (000)          VALUE
                                        --------  ----------   ------------
SHORT TERM INVESTMENTS -- 12.9%
   Federal Home Loan Bank Discount
     Notes
     1.85%                              10/01/02    $15,800    $ 15,800,000
   Galileo Money Market Fund                          1,970       1,969,845
                                                               ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $17,769,845)                                               17,769,845
                                                               ------------

TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $133,435,381(a))                                       $137,446,826
                                                               ============

----------
(a) Cost for Federal income tax purposes is $133,445,774. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation           $4,056,404
           Gross unrealized depreciation              (55,352)
                                                   ----------
                                                   $4,001,052
                                                   ==========

(b) Rates shown are the rates as of September 30, 2002.

(c) Rates shown are the effective yields as of September 30, 2002.

(d) Securities, or a portion thereof pledged as collateral with a value of $364,890 on 319 long U.S. Treasury Notes futures contracts, 156 short U.S. Treasury Notes futures contracts, 51 short U.S. Treasury Bonds futures contracts and 39 short Interest Rate Swap futures contracts expiring December 2002, 4 long Euro Dollar futures contracts expiring June 2005, 1 long Euro Dollar futures contract expiring September 2005, 1 long Euro Dollar futures contract expiring December 2005, 1 long Euro Dollar futures contract expiring March 2006, 3 short Euro Dollar futures contracts expiring June 2006, 5 long Euro Dollar futures contracts expiring December 2006, 5 long Euro Dollar futures contracts expiring March 2007 and 5 long Euro Dollar futures contracts expiring June 2007. The value of such contracts on September 30, 2002 was $72,206,663, with an unrealized gain of $89,691.

(e) Securities, or a portion thereof, subject to financing transaction.

(f) Securities, or a portion thereof, with a market value of $410,938 have been pledged as collateral for swap contracts.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                           GOVERNMENT INCOME PORTFOLIO

SEPTEMBER 30, 2002

ASSETS
   Investments at value (Cost $133,435,381) ......................      $137,446,826
   Interest receivable ...........................................           693,915
   Interest receivable on interest rate swaps ....................            37,030
   Principal receivable ..........................................            14,193
   Investments sold receivable ...................................        10,824,149
   Capital shares sold receivable ................................         3,689,566
   Futures margin receivable .....................................           153,290
   Prepaid expenses ..............................................            17,384
   Unrealized appreciation on interest rate swaps ................           201,970
                                                                        ------------
          TOTAL ASSETS ...........................................       153,078,323
                                                                        ------------
LIABILITIES
   Investments purchased payable .................................        30,019,490
   Capital shares redeemed payable ...............................           229,400
   Distributions payable .........................................           293,332
   Advisory fees payable .........................................            12,824
   Administrative fees payable ...................................            18,806
   Transfer agent fees payable ...................................            16,346
   Other accrued expenses payable ................................            75,411
   Futures margin payable ........................................            97,705
   Payable for financing transactions ............................        12,851,625
                                                                        ------------
          TOTAL LIABILITIES ......................................        43,614,939
                                                                        ------------
NET ASSETS (Applicable to 3,757,333 Investor A shares,
   4,231,798 Investor B shares and 1,614,309 Investor C shares
   outstanding) ..................................................      $109,463,384
                                                                        ============
NET ASSET VALUE AND REDEMPTION PRICE PER
   INVESTOR A SHARE ($42,844,538 / 3,757,333) ....................            $11.40
                                                                              ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($11.40 / 0.955) .....            $11.94
                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($48,241,237 / 4,231,798) ................            $11.40
                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($18,377,609 / 1,614,309) ................            $11.38
                                                                              ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                                 GNMA PORTFOLIO

                                                      PAR
AS OF SEPTEMBER 30, 2002                MATURITY     (000)         VALUE
                                        --------    -------    ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 2.3%
   Federal Home Loan Mortgage Corp.,
     Reference Notes
     5.13%                              07/15/12    $ 6,000    $  6,378,030
   U.S. Treasury Bonds
     7.63%                              11/15/22      1,050       1,441,043
                                                               ------------

TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $7,733,550)                                               7,819,073
                                                               ------------
MORTGAGE PASS-THROUGHS -- 97.0%
   Federal Home Loan Mortgage Corp.
     8.75%                              02/01/05          3           3,041
     9.00%                              05/01/05         48          50,551
     8.50%                              07/01/07          5           5,758
     8.56%                              11/01/07          4           4,461
     5.50%                           04/13-03/14      1,386       1,439,407
     6.00%                           11/13-01/29        579         598,439
     7.50%                           02/27-05/27        292         308,280
   Federal Home Loan Mortgage Corp.
     Gold
     6.50%                           12/13-10/32      6,256       6,531,047
     5.50%                           04/16-08/17      3,055       3,150,788
     6.00%                              08/01/16        324         337,038
     8.00%                              07/01/17        229         246,324
     9.00%                              12/01/19          2           2,549
     7.50%                              09/01/26          1           1,400
   Federal National Mortgage Association
     5.50%                           02/09-10/17     27,949      28,850,750
     6.00%(c)                        04/11-09/32      6,508       6,717,953
     6.50%                           02/13-10/32      1,260       1,318,671
     8.00%                           11/13-08/14        558         595,888
     8.50%                           04/21-10/24         47          50,703
   Government National Mortgage
     Association
     8.00%                           12/07-08/24      2,267       2,454,666
     5.50%(c)                        11/08-07/17     34,183      35,577,052
     6.00%(c)                        02/16-01/32     51,794      54,275,284
     6.50%(c)(d)                     03/16-10/32    151,470     158,423,533
     8.50%                           02/17-09/21      1,059       1,162,884
     7.00%(d)                        09/17-01/32     16,546      17,402,756
     9.00%                           05/18-07/21        800         892,723
     10.00%                             12/15/20         12          12,895
     7.50%                           01/22-11/29      6,740       7,188,430
   Government National Mortgage
     Association II
     6.00%                              02/20/29        652         677,480
                                                               ------------
TOTAL MORTGAGE PASS-THROUGHS
(Cost $318,880,826)                                             328,280,751
                                                               ------------
PROJECT LOANS -- 0.3%
   Federal Housing Authority, INSD Project,
     Series 82
     7.43%
   (Cost $949,106)                      09/01/22        928         997,502
                                                               ------------
ASSET BACKED SECURITIES -- 0.1%
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     2.55%(b)
   (Cost $500,009)                      07/15/25        500         494,530
                                                               ------------

                                                    SHARES         VALUE
                                                    -------    ------------
SHORT TERM INVESTMENTS -- 0.3%
   Galileo Money Market Fund
   (Cost $942,918)                                  942,918    $    942,918
                                                               ------------

TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $329,006,409(a))                                       $338,534,774
                                                               ============

----------
(a) Cost for Federal income tax purposes is $329,008,002. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation           $9,533,371
           Gross unrealized depreciation               (6,599)
                                                   ----------
                                                   $9,526,772
                                                   ==========

(b) Rates shown are the rates as of September 30, 2002.

(c) Securities, or a portion thereof, with a market value of $33,056,503 have been pledged as collateral for reverse repurchase agreements.

(d) Securities, or a portion thereof, pledged as collateral with a value of $1,135,138 on 211 short U.S. Treasury Notes futures contracts, 92 U.S. Treasury Bonds futures contracts and 122 short Interest Rate Swap futures contracts expiring December 2002, 15 long Euro Dollar futures contracts expiring June 2005, 4 long Euro Dollar futures contracts expiring September 2005, 4 long Euro Dollar futures contracts expiring December 2005, 4 long Euro Dollar futures contracts expiring March 2006, 11 short Euro Dollar futures contracts expiring June 2006, 18 long Euro Dollar futures contracts expiring September 2006, 18 long Euro Dollar futures contracts expiring December 2006, 18 long Euro Dollar futures contracts expiring March 2007 and 18 long Euro Dollar futures contracts expiring June 2007. The value of such contracts on September 30, 2002 was $74,823,444 with an unrealized loss of $949,611.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                                 GNMA PORTFOLIO

SEPTEMBER 30, 2002

ASSETS
   Investments at value (Cost $329,006,409) ...............................      $338,534,774
   Interest receivable ....................................................         1,668,558
   Interest receivable on interest rate swaps .............................            92,575
   Principal receivable ...................................................             7,590
   Investments sold receivable ............................................        18,127,094
   Capital shares sold receivable .........................................         1,182,868
   Unrealized appreciation on interest rate swaps .........................           504,926
   Prepaid expenses .......................................................            31,912
                                                                                 ------------
          TOTAL ASSETS ....................................................       360,150,297
                                                                                 ------------
LIABILITIES
   Reverse repurchase agreements payable ..................................        31,567,439
   Investments purchased payable ..........................................        68,449,472
   Capital shares redeemed payable ........................................           332,486
   Distributions payable ..................................................         1,195,467
   Advisory fees payable ..................................................            46,996
   Administrative fees payable ............................................            48,381
   Transfer agent fees payable ............................................            20,194
   Other accrued expenses payable .........................................            75,650
   Futures margin payable .................................................           249,074
                                                                                 ------------
          TOTAL LIABILITIES ...............................................       101,985,159
                                                                                 ------------
NET ASSETS (Applicable to 17,913,927 Institutional shares,
   104,496 Service shares, 1,325,901 Investor A shares,
   2,337,295 Investor B shares and 3,541,803 Investor C shares outstanding)      $258,165,138
                                                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   INSTITUTIONAL AND SERVICE SHARE
   ($184,397,266 / 18,018,423) ............................................            $10.23
                                                                                       ======
NET ASSET VALUE AND REDEMPTION PRICE PER
   INVESTOR A SHARES ($13,619,816 / 1,325,901) ............................            $10.27
                                                                                       ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($10.27 / 0.960) ..............            $10.70
                                                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($23,928,414 / 2,337,295) .........................            $10.24
                                                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($36,219,642 / 3,541,803) .........................            $10.23
                                                                                       ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                            MANAGED INCOME PORTFOLIO

                                                    PAR
AS OF SEPTEMBER 30, 2002              MATURITY     (000)            VALUE
                                      --------    --------     --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 24.6%
   Federal Home Loan Mortgage Corp.,
     Reference Notes
     5.13%                            07/15/12    $  5,550     $    5,899,678
   Federal Home Loan Mortgage Corp.,
     Subordinated Notes
     5.88%                            03/21/11       1,030          1,121,686
   Federal Home Loan Mortgage Corp.,
     Unsecured Notes
     4.88%                            03/15/07      18,055         19,452,204
     7.00%                            03/15/10      11,480         13,759,446
     6.88%                            09/15/10         950          1,132,723
     6.25%                            07/15/32       3,515          3,991,880
   Federal National Mortgage Association,
     Unsecured Notes
     4.38%                         10/06-09/12      13,900         14,461,301
   Overseas Private Investment Co.
     4.86%                            12/16/06         355            366,666
     5.69%                            12/16/06         795            829,859
     5.92%                            12/16/06       2,431          2,546,717
     6.38%                            12/16/06       2,278          2,400,113
     6.46%                            12/16/06         246            259,762
     6.53%                            12/16/06         596            629,314
     6.66%                            12/16/06       1,087          1,149,543
     6.87%                            12/16/06       1,188          1,258,951
     7.01%                            12/16/06         779            827,635
     7.42%                            12/16/06       1,787          1,907,409
     6.27%                         12/06-05/12       3,999          4,218,335
     5.40%                            05/29/12       4,389          4,395,838
     5.46%                            05/29/12         502            534,918
     5.79%                            05/29/12         881            942,400
     5.88%                            05/29/12         604            651,800
     5.94%                            05/29/12       1,664          1,818,083
     5.95%                            05/29/12         474            511,715
     6.10%                            05/29/12         557            612,349
     6.81%                            05/29/12         660            731,631
     6.84%                            05/29/12         859            934,787
     6.89%                            05/29/12       5,252          5,947,935
     6.91%                            05/29/12       1,764          1,960,754
     7.35%                            05/29/12         469            536,054
   Overseas Private Investment Co.
     (Commitment)
     1.00%(c)                         09/30/03      14,652         14,615,210
   Resolution Funding Corp. Strip Bonds
     6.29%(c)                         07/15/18       1,725            751,020
     6.30%(c)                         10/15/18       1,725            740,016
   Small Business Administration
     Participation Certificates,
     Series 96-20B, Class 1
     6.38%                            02/01/16       4,512          4,948,997
   Small Business Administration
     Participation Certificates,
     Series 96-20K, Class 1
     6.95%                            11/01/16       6,930          7,738,433
   Small Business Administration
     Participation Certificates, Series 97,
     Class A
     2.60%(b)                         08/15/22       1,636          1,619,276
   Small Business Administration
     Participation Certificates,
     Series 97-20B, Class 1
     7.10%                            02/01/17       5,108          5,763,125
   Small Business Administration
     Participation Certificates,
     Series 97-20F, Class 1
     7.20%                            06/01/17       1,594          1,804,450

                                                    PAR
                                      MATURITY     (000)            VALUE
                                      --------    --------     --------------
   U.S. GOVERNMENT & AGENCY OBLIGATIONS (CONTINUED)
   Small Business Administration
     Participation Certificates,
     Series 97-20G, Class 1
     6.85%                            07/01/17    $  9,233     $   10,336,542
   U.S. Treasury Bonds
     10.38%(g)                        11/15/12      14,395         19,496,803
     9.25%(g)                         02/15/16      13,225         19,898,983
     8.13%(g)(l)                      08/15/19      13,440         18,996,605
     8.50%(g)                         02/15/20      31,423         45,958,620
     8.00%(g)(l)                      11/15/21      39,155         55,376,799
     6.00%                            02/15/26       3,325          3,876,874
     6.75%(g)                         08/15/26       6,710          8,550,271
     5.38%                            02/15/31       2,630          2,923,411
   U.S. Treasury Notes
     6.75%                            05/15/05         740            830,794
     6.50%                            08/15/05       1,335          1,503,075
     3.25%                            08/15/07       3,075          3,169,412
     4.38%                            08/15/12       1,070          1,137,711
   U.S. Treasury Strip Notes
     5.91%(c)(g)                      05/15/17      24,375         12,043,931
     5.96%(c)(g)                      05/15/18      13,800          6,418,973
     5.89%(c)(g)                      11/15/18      14,000          6,304,634
     5.30%(c)                         08/15/20       5,900          2,373,682
                                                               --------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $327,765,122)                                             352,969,133
                                                               --------------
MORTGAGE PASS-THROUGHS -- 36.3%
   Federal Home Loan Mortgage Corp.
     6.50%                         03/09-08/13       3,750          3,948,301
     6.00%                            11/01/12         917            960,528
     7.50%                         06/24-10/27         233            246,490
     7.00%                            05/01/26         155            162,841
   Federal Home Loan Mortgage Corp.
     Gold
     6.50%                         03/11-06/29       2,141          2,224,147
     6.00%(e)                      10/14-10/32      39,681         41,243,951
     5.50%                         08/17-10/17      44,784         46,130,116
     7.00%                         04/29-04/32         577            603,290
   Federal National Mortgage Association
     9.50%                            03/01/05           2              2,409
     7.00%                         06/06-10/32      12,282         12,847,107
     6.50%                         02/11-10/32     156,235        162,788,817
     5.50%(e)                      09/13-10/17     160,254        165,241,473
     6.00%(e)                      01/15-10/32      20,646         21,257,150
   Federal National Mortgage Association
     10 Year Balloon
     6.00%                            12/01/03         531            535,248
   Government National Mortgage
     Association
     8.50%                         01/10-11/21         164            179,978
     9.50%                         09/16-10/17          91            101,976
     9.00%                         03/18-08/20          21             22,944
     6.50%                         11/23-07/29      33,576         35,164,451
     7.00%                         02/26-09/28      11,911         12,528,505
     6.00%                            11/15/28      13,139         13,660,402
   Government National Mortgage
     Association II
     9.50%                            05/20/17           3              3,499
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%(c)                        06/15/21      32,550            752,711
                                                               --------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $507,365,443)                                             520,606,334
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                    PAR
AS OF SEPTEMBER 30, 2002              MATURITY     (000)            VALUE
                                      --------    --------     --------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.2%
   Federal National Mortgage Association,
     Series 99-17, Class HJ (PO)
     4.26%(c)                         12/25/23    $  1,960     $    1,496,950
   Federal National Mortgage Association,
     Series 99-17, Class JH (PO)
     4.55%(c)                         04/25/24       1,875          1,465,430
   Federal National Mortgage Association,
     Series 99-51, Class L (PO)
     5.00%(c)                         10/25/29         101            100,212
   Federal National Mortgage Association
     Strip Notes, Series 279, Class 1 (PO)
     6.00%(c)                         07/01/26         306            253,463
                                                               --------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $2,184,840)                                                 3,316,055
                                                               --------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 3.7%
   Banc of America Commercial Mortgage,
     Inc., Series 02-2, Class A2
     4.77%                            07/11/11       4,225          4,376,259
   COMM, Series 99-1, Class A2
     6.46%                            05/17/32       2,239          2,515,282
   Commercial Capital Access One,
     Series 98-3, Class A1
     6.30%                            11/15/28       4,710          5,058,300
   Donaldson, Lufkin and Jenrette, Inc.
   Commercial Mortgage Corp.,
   Series 98 - CF1, Class A1B
     6.41%                            02/18/31       4,825          5,382,755
   Morgan Stanley Capital Investments,
     Series 96-WF1, Class A3
     7.49%(b)                         11/15/28         150            171,591
   Morgan Stanley Capital Investments,
     Series 98-HF2, Class A2
     6.48%                            11/15/30       4,645          5,236,513
   Norwest Asset Securities Corp.,
     Series 98-27, Class A1
     6.25%                            11/25/13       7,139          7,278,843
   Residential Accredit Loans, Inc.,
     Series 99-QS8, Class A1
     6.50%                            06/25/14       9,887         10,170,946
   Summit Mortgage Trust, Series 00-1,
     Class B1
     6.12%(b)                         12/28/12       5,026          5,139,476
   Union Planters Mortgage Finance Corp.,
     Series 98-1, Class A3
     6.60%                            01/25/28       7,168          7,168,463
   USGI, Series 87
     7.43%                            12/01/22         679            730,410
                                                               --------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $51,181,265)                                               53,228,838
                                                               --------------
PROJECT LOANS -- 2.3%
   Federal Housing Authority, Elmwood
     Manor Project Loan
     9.75%                            03/01/32         825            826,828
   Federal Housing Authority, Lakeland
     Nursing, Construction Loan Collateral
     7.88%                            12/01/34      11,591         12,105,107

                                                    PAR
                                      MATURITY     (000)            VALUE
                                      --------    --------     --------------
   PROJECT LOANS (CONTINUED)
   Quabbin Valley Healthcare,
     Construction Loan Collateral
     7.66%                            06/01/39    $  1,014     $    1,152,328
   Whittier Rehab At Haverhill Project
     Loan
     7.60%                            12/01/39       9,080         10,310,990
   Whittier Rehab At Westborough Project
     Loan
     8.13%                            02/28/37       7,030          8,042,045
                                                               --------------
TOTAL PROJECT LOANS
  (Cost $29,313,993)                                               32,437,298
                                                               --------------
ASSET BACKED SECURITIES -- 5.1%
   Bank One Issuance Trust, Series 02-A2,
     Class A2
     4.16%                            05/15/05       9,475          9,886,570
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     7.36%(c)                         08/15/06       8,800          8,464,708
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 98-C2,
     Class A2
     6.30%                            11/11/30       3,570          3,970,811
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                            09/15/19       4,093          3,356,324
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                            12/15/19       1,994          1,655,229
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                            10/15/27       8,245          8,778,338
   Railcar Leasing LLC, Series 97-1,
     Class A1
     6.75%                            07/15/06       6,670          7,127,689
   Residential Funding Mortgage
     Securities I, Series 02-S6, Class A6
     6.00%                            04/25/17      11,290         11,565,194
   Residential Funding Mortgage
     Securities I, Series 02-S6, Class A7
     6.00%                            04/25/17       8,559          8,794,343
   Targeted Return Index Securities Trust,
     Series 02, Class 7
     5.90%(b)(h)                      01/25/07       5,038          5,249,294
   The Money Store Small Business
     Administration Loan-Backed
     Securities, Series 97-1, Class A
     2.65%(b)                         04/15/28       3,716          4,027,461
                                                               --------------
TOTAL ASSET BACKED SECURITIES
  (Cost $70,160,255)                                               72,875,961
                                                               --------------
CORPORATE BONDS -- 20.0%
AEROSPACE -- 0.8%
   Lockheed Martin Corp., Debentures
     7.20%                            05/01/36       2,625          3,009,912
   Lockheed Martin Corp., Senior
     Unsecured Notes
     8.20%                            12/01/09       2,525          3,095,700
   Northrop Grumman Corp., Senior
     Unsecured Notes
     7.13%                            02/15/11       1,800          2,047,558

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                    PAR
AS OF SEPTEMBER 30, 2002              MATURITY     (000)            VALUE
                                      --------    --------     --------------
CORPORATE BONDS (CONTINUED)
AEROSPACE (CONTINUED)
   United Technologies Corp., Senior
     Unsecured Notes
     4.88%                            11/01/06    $  2,500     $    2,658,342
                                                               --------------
                                                                   10,811,512
                                                               --------------
AIR TRANSPORTATION -- 0.1%
   Continental Airlines, Pass Through
     Certificates
     7.06%                            03/15/11       2,045          1,906,962
                                                               --------------
BANKS -- 2.4%
   Bank of America Corp., Senior
     Unsecured Notes
     4.88%                            09/15/12       1,400          1,408,890
   Bank One Corp., Subordinated Notes
     6.38%                            01/30/09         925          1,025,816
   BankBoston NA, Subordinated Notes
     7.00%                            09/15/07       1,500          1,688,715
   Barclays Bank PLC,  Senior Unsecured
     Notes
     6.86%(b)(h)                      06/15/32         700            678,559
   Barclays Bank PLC, Unsecured Notes
     8.55%(b)(h)                      09/29/49       3,570          4,335,222
   European Investment Bank
     5.63%                            02/03/05       5,500          5,929,719
   First Union Corp., Subordinated Notes
     6.30%                            04/15/28       1,300          1,423,500
   Household Finance Corp., Senior
     Unsecured Notes
     6.38%                            10/15/11         880            819,387
   International Finance Corp., Senior
     Unsecured Notes
     7.13%                            04/06/05       3,875          4,313,735
   J.P. Morgan Chase & Co., Senior
     Unsecured Notes
     5.25%                            05/30/07       5,210          5,461,611
   KFW International Finance, Inc.,
     Unsecured Notes
     5.25%                            06/28/06       3,850          4,167,706
   U.S. Bancorp, Senior Unsecured Notes
     3.95%                            08/23/07       3,170          3,234,827
                                                               --------------
                                                                   34,487,687
                                                               --------------
CHEMICALS -- 0.2%
   Dow Chemical Co., Senior Unsecured
     Notes
     5.75%                            12/15/08         980          1,034,037
     6.00%                            10/01/12       2,250          2,343,263
                                                               --------------
                                                                    3,377,300
                                                               --------------
ENERGY & UTILITIES -- 2.1%
   Avon Energy Partners Holdings, Senior
     Notes
     6.73%(h)                         12/11/02       1,100          1,104,654
   Dominion Resources, Inc., Senior
     Unsecured Notes
     6.00%                            01/31/03       2,815          2,839,885
   DTE Energy Co., Senior Secured
     Notes
     6.13%                            10/01/10         875            952,761
   DTE Energy Co., Senior Unsecured
     Notes
     7.05%                            06/01/11       1,360          1,533,060

                                                    PAR
                                      MATURITY     (000)            VALUE
                                      --------    --------     --------------
CORPORATE BONDS (CONTINUED)
ENERGY & UTILITIES (CONTINUED)
   FirstEnergy Corp., Senior Unsecured
     Notes
     7.38%                            11/15/31    $  3,380     $    2,935,091
   Florida Power Corp., First Mortgage
     Bonds
     6.65%                            07/15/11       2,000          2,261,888
   Oncor Electric Delivery Co., Senior
     Debentures
     7.00%(h)                         09/01/22         400            401,244
   Pinnacle One Partners, Unsecured
     Notes
     8.83%(h)                         08/15/04       7,075          6,827,375
   Progress Energy, Inc., Senior
     Unsecured Notes
     6.75%                            03/01/06       3,185          3,447,762
     5.85%                            10/30/08         340            356,035
     6.85%                            04/15/12         260            279,770
   WPD Holdings, Senior Notes
     6.75%(h)                         12/15/04       6,500          6,864,065
                                                               --------------
                                                                   29,803,590
                                                               --------------
ENTERTAINMENT & LEISURE -- 0.7%
   AOL Time Warner, Inc., Debentures
     6.95%                            01/15/28         400            310,949
   AOL Time Warner, Inc., Senior
     Debentures
     9.13%                            01/15/13       1,745          1,692,650
     7.25%                            10/15/17         940            789,600
     9.15%                            02/01/23         500            464,685
     8.38%                            03/15/23       1,270          1,168,400
     7.57%                            02/01/24         115             94,423
     7.63%                            04/15/31       2,465          2,061,521
   AOL Time Warner, Inc., Senior
     Unsecured Notes
     5.63%                            05/01/05       1,940          1,813,900
   Turner Broadcasting Corp., Senior
     Notes
     8.38%                            07/01/13       1,410          1,334,069
                                                               --------------
                                                                    9,730,197
                                                               --------------
FINANCE -- 5.8%
   Bear Stearns Co., Inc., Senior
     Unsecured Notes
     6.50%                            05/01/06         420            459,484
   Citigroup, Inc., Senior Unsecured Notes
     6.75%                            12/01/05       1,825          2,024,516
     5.75%                            05/10/06       5,785          6,273,260
   Citigroup, Inc., Subordinated Notes
     7.25%                            10/01/10       3,045          3,495,173
     5.63%                            08/27/12       1,820          1,889,906
     6.63%                            06/15/32       1,150          1,202,307
   Conoco Global Funding Co., Senior
     Unsecured Notes
     6.35%                            10/15/11       4,125          4,648,834
   Credit Suisse First Boston USA, Inc.,
     Senior Unsecured Notes
     5.75%                            04/15/07         430            458,694
     7.13%                            07/15/32       1,940          2,023,635
   Devon Financing Corp., Senior
     Unsecured Notes
     7.88%                            09/30/31         370            441,821

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                    PAR
AS OF SEPTEMBER 30, 2002              MATURITY     (000)            VALUE
                                      --------    --------     --------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Ford Motor Credit Co., Senior
     Unsecured Notes
     7.60%                            08/01/05    $    125     $      125,511
     7.38%                            10/28/09       3,270          3,114,204
     7.25%(d)                         10/25/11       2,005          1,856,399
   Ford Motor Credit Co., Unsecured
     Notes
     6.88%                            02/01/06       5,750          5,663,388
   General Electric Capital Corp., Senior
     Unsecured Notes
     5.35%                            03/30/06       3,780          4,046,377
     5.00%                            06/15/07       2,500          2,642,100
     7.38%                            01/19/10         745            861,185
     6.13%                            02/22/11       3,880          4,219,888
     6.00%                            06/15/12       2,075          2,236,933
     6.75%                            03/15/32       1,920          2,060,928
   General Motors Acceptance Corp.,
     Senior Unsecured Notes
     6.75%                            01/15/06       3,400          3,526,181
     7.75%                            01/19/10       4,655          4,826,462
     7.25%                            03/02/11       3,595          3,582,612
     6.88%                         09/11-08/12       1,895          1,851,322
     8.00%                            11/01/31         900            878,715
   The Goldman Sachs Group, Inc.,
     Senior Unsecured Notes
     5.70%                            09/01/12         840            865,200
   Larwin Group - Participation in Asset
     Exchange
     8.00%(i)(k)(m)                   12/01/09           7              7,065
   Lehman Brothers Holdings, Inc.,
     Senior Unsecured Notes
     6.25%                            05/15/06       2,795          3,030,059
   Morgan Stanley Dean Witter & Co.,
     Senior Unsecured Notes
     5.80%                            04/01/07       2,105          2,257,591
     6.75%                            04/15/11       2,530          2,770,401
   Qwest Capital Funding, Inc., Senior
     Unsecured Notes
     7.90%                            08/15/10       2,185          1,070,650
   Riggs Capital Trust, Capital Securities
     8.63%                            12/31/26         400            324,000
   Riggs Capital Trust II Preferred
     Securities, Series C, Capital
     Securities
     8.88%(h)                         03/15/27       2,000          1,620,000
   Sun Life of Canada Capital Trust,
     Capital Securities
     8.53%(h)                         05/29/49       3,425          3,659,339
   Verizon Global Funding Corp., Senior
     Unsecured Notes
     6.13%(d)                         06/15/07       1,020          1,060,229
     7.25%                            12/01/10         490            513,658
     7.75%(d)                         06/15/32       1,380          1,369,636
                                                               --------------
                                                                   82,957,663
                                                               --------------
FOOD & AGRICULTURE -- 0.9%
   General Mills, Inc., Senior Unsecured
     Notes
     5.13%                            02/15/07         600            632,160
     6.00%                            02/15/12       2,160          2,330,791
   Kellogg Co., Senior Unsecured Notes
     6.00%                            04/01/06         995          1,089,312
     6.60%                            04/01/11       2,000          2,289,986

                                                    PAR
                                      MATURITY     (000)            VALUE
                                      --------    --------     --------------
CORPORATE BONDS (CONTINUED)
FOOD & AGRICULTURE (CONTINUED)
   Kraft Foods, Inc., Senior Unsecured
     Notes
     5.25%                            06/01/07    $  1,065     $    1,154,428
     5.63%                            11/01/11       1,770          1,916,301
   Pharmacia Corp., Senior Debentures
     6.50%                            12/01/18       2,080          2,306,783
   Safeway, Inc., Senior Unsecured Notes
     5.80%                            08/15/12         830            870,952
                                                               --------------
                                                                   12,590,713
                                                               --------------
INSURANCE -- 0.2%
   Metropolitan Life Insurance Co., Senior
     Unsecured Notes
     6.13%                            12/01/11       1,060          1,136,763
   Prudential Insurance Co., Senior Notes
     6.38%(h)                         07/23/06       1,300          1,396,460
                                                               --------------
                                                                    2,533,223
                                                               --------------
MANUFACTURING -- 0.2%
   Honeywell International, Inc., Senior
     Unsecured Notes
     6.88%                            10/03/05         500            549,903
     5.13%                            11/01/06       2,000          2,118,162
                                                               --------------
                                                                    2,668,065
                                                               --------------
MEDICAL & MEDICAL SERVICES -- 0.1%
   WellPoint Health Networks, Inc., Senior
     Unsecured Notes
     6.38%                            06/15/06       1,675          1,829,755
                                                               --------------
MOTOR VEHICLES -- 0.1%
   DaimlerChrysler AG, Senior
     Debentures
     7.45%                            03/01/27         755            800,382
                                                               --------------
OIL & GAS -- 1.7%
   Amerada Hess Corp., Senior
     Unsecured Notes
     7.88%                            10/01/29         325            392,844
   Anadarko Petroleum Corp., Senior
     Unsecured Notes
     5.38%                            03/01/07       1,000          1,068,370
   Coastal Corp., Senior Unsecured Notes
     7.63%                            09/01/08       5,050          3,055,250
   Conoco, Inc., Senior Unsecured Notes
     5.90%                            04/15/04       2,900          3,044,516
     5.45%                            10/15/06         775            834,248
   Consolidated Natural Gas Co., Senior
     Unsecured Notes
     5.38%                            11/01/06       1,850          1,911,660
   Devon Energy Corp., Senior
     Debentures
     7.95%                            04/15/32       2,290          2,759,961
   Kinder Morgan Energy Partners LP,
     Senior Unsecured Notes
     7.25%                            03/01/28       3,220          3,368,216
   Michigan Consolidated Gas Co.,
     Senior Notes
     6.13%                            09/01/08       1,675          1,807,643
   Tennessee Gas Pipeline Co., Senior
     Unsecured Notes
     8.38%                            06/15/32       3,970          3,384,330

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                    PAR
AS OF SEPTEMBER 30, 2002                            (000)            VALUE
                                                  --------     --------------
CORPORATE BONDS (CONTINUED)
OIL & GAS (CONTINUED)
   Texas Eastern Transmission LP, Senior
     Unsecured Notes
     7.00%                            07/15/32    $  1,550     $    1,713,990
   Valero Energy Corp., Senior Unsecured
     Notes
     7.50%                            04/15/32         710            652,442
                                                               --------------
                                                                   23,993,470
                                                               --------------
PAPER & FOREST PRODUCTS -- 0.3%
   Weyerhaeuser Co., Senior Debentures
     7.38%(h)                         03/15/32       1,030          1,096,116
   Weyerhaeuser Co., Senior Unsecured
     Notes
     6.00%                            08/01/06         545            572,615
     6.13%(h)                         03/15/07       1,300          1,382,108
     5.95%                            11/01/08       1,525          1,606,618
                                                               --------------
                                                                    4,657,457
                                                               --------------
REAL ESTATE -- 0.2%
   EOP Operating LP, Senior Unsecured
     Notes
     7.00%                            07/15/11       2,826          3,152,118
                                                               --------------
RETAIL MERCHANDISING -- 0.1%
   Sears Roebuck Acceptance Corp.,
     Senior Unsecured Notes
     7.00%                            06/01/32       1,685          1,650,980
                                                               --------------
TELECOMMUNICATIONS -- 1.8%
   AT&T Corp., Senior Unsecured Notes
     8.00%(d)                         11/15/31       6,115          5,625,800
   Citizens Communications Co., Senior
     Unsecured Notes
     7.63%                            08/15/08       1,470          1,383,708
     9.00%                            08/15/31         425            391,000
   Comcast Cable Communications Corp.,
     Senior Notes
     8.88%                            05/01/17       1,175          1,157,375
   Comcast Cable Communications Corp.,
     Senior Unsecured Notes
     6.38%                            01/30/06       3,775          3,661,750
     6.75%                            01/30/11       1,045            973,655
   SBC Communications, Inc., Senior
     Unsecured Notes
     6.25%                            03/15/11       1,030          1,112,148
     5.88%                            08/19/12       1,920          2,033,414
   Verizon Pennsylvania, Inc., Debentures
     5.65%                            11/15/11       5,375          5,316,213
   Vodafone Group PLC, Senior
     Unsecured Notes
     7.75%                            02/15/10       1,340          1,518,134
     7.88%                            02/15/30       1,190          1,358,566
   WorldCom, Inc., Senior Unsecured
     Notes
     7.38%(h)(i)                      01/15/06       3,260            391,200
     8.00%(d)(i)                      05/15/06         220             26,950
     7.50%(i)                         05/15/11         575             69,000
     8.25%(i)                         05/15/31       2,470            296,400
                                                               --------------
                                                                   25,315,313
                                                               --------------

                                                    PAR
AS OF SEPTEMBER 30, 2002                            (000)            VALUE
                                                  --------     --------------
CORPORATE BONDS (CONTINUED)
TRANSPORTATION -- 0.3%
   Federal Express Corp., Pass Through
     Certificates
     6.72%                            01/15/22    $  2,784     $    2,958,044
   Norfolk Southern Corp., Senior Notes
     7.05%                            05/01/37       1,400          1,494,108
                                                               --------------
                                                                    4,452,152
                                                               --------------
YANKEE -- 2.0%
   Abbey National Capital Trust I, Capital
     Securities
     8.96%(b)(f)                      12/29/49       2,600          3,145,194
   Abbey National PLC, Subordinated
     Notes
     7.35%(b)                         10/15/06       4,810          5,188,499
   Canadian National Railway Co., Senior
     Notes
     6.90%                            07/15/28         770            873,053
   Pemex Finance Ltd., Senior Unsecured
     Notes
     9.14%                            08/15/04       3,240          3,403,523
     9.03%                            02/15/11       3,505          4,082,187
   Petro-Canada, Debentures
     7.88%                            06/15/26       5,475          6,441,995
   Tyco International Group S.A., Senior
   Unsecured Notes
     5.88%                            11/01/04       2,910          2,560,800
     6.38%(d)                         02/15/06       1,512          1,301,449
     5.80%                            08/01/06       1,225          1,047,375
     6.75%                            02/15/11       1,490          1,251,600
                                                               --------------
                                                                   29,295,675
                                                               --------------

TOTAL CORPORATE BONDS
  (Cost $285,301,107)                                             286,014,214
                                                               --------------
FOREIGN BONDS -- 3.8%
   Bundesobligation (Germany)
     4.50%                            08/17/07      21,080(j)      21,640,597
   Government of Canada
     6.00%                            06/01/11      31,910(j)      21,739,445
   Government of New Zealand
     6.00%                            11/15/11      14,000(j)       6,545,422
   Kingdom of Sweden
     8.00%                            08/15/07      40,595(j)       5,029,462
                                                               --------------

TOTAL FOREIGN BONDS
  (Cost $53,482,605)                                               54,954,926
                                                               --------------
TAXABLE MUNICIPAL BONDS -- 1.1%
   Los Angeles County Pension Obligation
     Revenue Bond, Series 95, Class D
     6.97%                            06/30/08       7,355          8,709,423
   New Jersey Economic Development
     Authority State Pension Funding
     Zero Coupon Revenue Bond,
     Series 97, Class B
     7.51%(c)                      02/16-02/17       2,175          1,022,964
     7.21%(c)                         02/15/18      14,500          6,067,960
     7.48%(c)                      02/20-02/22       1,600            545,776
     7.47%(c)                         02/15/23         225             66,832
                                                               --------------

TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $13,497,455)                                               16,412,955
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONCLUDED)

                                                 PAR/SHARES
AS OF SEPTEMBER 30, 2002              MATURITY     (000)            VALUE
                                      --------   ----------    --------------
CUMULATIVE PREFERRED STOCK -- 0.4%
   Centaur Funding Corp.(h)
(Cost $8,000,000)                                 $  8,000     $    6,049,464
                                                               --------------
SHORT TERM INVESTMENTS -- 1.9%
   Federal Home Loan Bank Discount
     Notes
     1.85%                            10/01/02      22,000         22,000,000
   Galileo Money Market Fund                         5,083          5,082,540
                                                               --------------

TOTAL SHORT TERM INVESTMENTS
  (Cost $27,082,540)                                               27,082,540
                                                               --------------
REPURCHASE AGREEMENTS -- 0.6%
   Deutsche Bank Securities, Inc.
     (Agreement dated 09/13/02 to be
     repurchased at $6,373,160.
     Collateralized by $4,500,000 U.S.
     Treasury Bonds 8.00% due 11/15/21.
     The value of the collateral is
     $6,499,337.)
     1.60%                            10/03/02       6,368          6,367,500
   Lehman Brothers, Inc.
     (Agreement dated 09/26/02 to be
     repurchased at $1,899,258.
     Collateralized by $1,800,000 U.S.
     Treasury Notes 4.375% due 08/15/12.
     The value of the collateral is $1,923,750.)
     0.70%                            10/03/02       1,899          1,899,000
                                                               --------------
 TOTAL REPURCHASE AGREEMENTS
  (Cost $8,266,500)                                                 8,266,500
                                                               --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $1,383,601,125(a))                                     $1,434,214,218
                                                               ==============

                                                    NUMBER
                                                      OF
                                                  CONTRACTS
                                                  ---------
OPTIONS -- (0.4%)

PUT OPTIONS WRITTEN -- (0.0%)
  December 10 year future,
  Strike Price 110, Expires 11/23/02                  (114)           (26,719)

CALL OPTIONS WRITTEN -- (0.0%)
  December 10 year future,
  Strike Price 110, Expires 11/23/02                  (114)          (698,250)

PUT SWAPTIONS WRITTEN -- (0.0%)
   Goldman Sachs Put, Strike Price 6.50,
   Expires 05/06/03                                 (2,600)(n)        (63,440)

CALL SWAPTIONS WRITTEN -- (0.4%)
  Goldman Sachs Call, Strike Price 5.50,
  Expires 05/06/03                                  (2,600)(n)     (2,365,818)
  Lehman Brothers, Inc. Call, Strike
  Price 5.46, Expires 10/15/02                      (3,200)(n)     (3,114,016)
                                                               --------------

TOTAL OPTIONS
  (Premiums received $1,683,754)                               $   (6,268,243)
                                                               ==============

----------
(a) Cost for Federal income tax purposes is $1,383,880,451. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation         $ 66,487,874
           Gross unrealized depreciation          (16,154,107)
                                                 ------------
                                                 $ 50,333,767
                                                 ============

(b) Rates shown are the rates as of September 30, 2002.

(c) Rates shown are the effective yields as of September 30, 2002.

(d) Total or partial securities on loan.

(e) Securities, or a portion thereof, with a market value of $41,744,022 have been pledged as collateral for reverse repurchase agreements.

(f) Securities, or a portion thereof, pledged as collateral with a value of $6,473,304 on 134 long U.S. Treasury Bonds futures contracts, 3,670 short U.S. Treasury Notes futures contracts expiring December 2002 and 135 long Euro Bobl futures contracts expiring December 2002. The value of such contracts on September 30, 2002 was $452,043,514, with an unrealized loss of $12,255,416.

(g) Securities, or a portion thereof, subject to financing transaction.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2002, the Fund held 3.7% of its net assets in securities restricted as to resale.

(i) Security in default.

(j) In local currency.

(k) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

(l) Securities, or a portion thereof, with a market value of $1,901,243 have been pledged as collateral for swap and swaption contracts.

(m) Security is illiquid.

(n) Each swaption contract is equivalent to $10,000 in notional amount.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                            MANAGED INCOME PORTFOLIO

SEPTEMBER 30, 2002

ASSETS
   Investments at value (Cost $1,383,601,125) ........................      $1,434,214,218
   Cash denominated in foreign currencies (Cost $28,249) .............              28,795
   Collateral received for securities loaned .........................          11,929,170
   Collateral received for swap contracts ............................           8,118,813
   Interest receivable ...............................................          13,506,955
   Interest receivable on interest rate swaps ........................           1,351,584
   Principal receivable ..............................................              69,721
   Investments sold receivable .......................................         147,601,527
   Capital shares sold receivable ....................................             261,117
   Futures margin receivable .........................................              93,779
   Prepaid expenses ..................................................              42,293
   Unrealized appreciation on interest rate swaps ....................          11,729,031
   Unrealized appreciation on forward foreign currency contracts .....             114,356
                                                                            --------------
          TOTAL ASSETS ...............................................       1,629,061,359
                                                                            --------------
LIABILITIES
   Reverse repurchase agreements payable .............................          40,494,157
   Investments purchased payable .....................................         221,668,528
   Payable upon return of securities loaned ..........................          11,929,170
   Payable upon termination of swap contracts ........................           8,118,813
   Capital shares redeemed payable ...................................             847,522
   Distributions payable .............................................           4,874,900
   Advisory fees payable .............................................             254,700
   Administrative fees payable .......................................             202,525
   Transfer agent fees payable .......................................              68,165
   Other accrued expenses payable ....................................             133,255
   Interest payable on interest rate swaps ...........................             382,358
   Unrealized depreciation on forward foreign currency contracts .....             158,874
   Options written, at fair value (premiums received $336,301) .......             724,969
   Swaptions written, at fair value (premiums received $1,347,453) ...           5,543,274
   Payable for financing transactions ................................         204,793,010
   Futures margin payable ............................................           2,322,416
   Unrealized depreciation on interest rate swaps ....................           2,319,163
                                                                            --------------
          TOTAL LIABILITIES ..........................................         504,835,799
                                                                            --------------
NET ASSETS (Applicable to 86,306,353 Institutional shares,
   12,802,725 Service shares, 4,929,026 Investor A shares,
   894,810 Investor B shares and 51,874 Investor C shares outstanding)      $1,124,225,560
                                                                            ==============
NET ASSET VALUE AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND INVESTOR A SHARE
   ($1,114,089,453 / 104,038,104) ....................................              $10.71
                                                                                    ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE ...................              $10.71
                                                                                    ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($10.71 / 0.955) .........              $11.21
                                                                                    ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($9,582,011 / 894,810) .......................              $10.71
                                                                                    ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($554,096 / 51,874) ..........................              $10.68
                                                                                    ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                          INTERNATIONAL BOND PORTFOLIO

                                                   PAR(f)
AS OF SEPTEMBER 30, 2002              MATURITY      (000)            VALUE
                                      --------    --------       ------------
FOREIGN BONDS -- 79.9%
AUSTRIA -- 5.5%
   Republic of Austria
     3.90%                            10/20/05    $  5,850       $  5,874,917
                                                                 ------------
CANADA -- 11.3%
   Canada Housing Trust, Debentures
     4.75%                            03/15/07       3,500          2,260,008
   Government of Canada
     6.00%                            06/01/11       6,827          4,651,056
   Government of Canada (TIP)
     4.00%                            12/01/31       2,325          1,840,673
   Province of Manitoba
     3.34%                            06/02/08       5,250          3,320,677
                                                                 ------------
                                                                   12,072,414
                                                                 ------------
DENMARK -- 8.5%
   Kingdom of Denmark
     5.00%                            08/15/05      27,390          3,775,269
   Nykredit Corp.
     7.00%                            10/01/32       1,095            149,223
   Realkredit Danmark
     7.00%                            10/01/32       2,263            308,605
   Totalkredit
     6.00%                            07/01/29      36,212          4,845,669
                                                                 ------------
                                                                    9,078,766
                                                                 ------------
FINLAND -- 3.8%
   Republic of Finland
     5.38%                            07/04/13       3,780          4,010,523
                                                                 ------------
FRANCE -- 2.9%
   Government of France
     5.50%                            04/25/07       2,910          3,098,107
                                                                 ------------
GERMANY -- 4.0%
   Bundesobligation
     4.50%                            08/17/07       2,095          2,150,714
   Bundesrepublic Deutschland
     5.50%                            01/04/31       1,470          1,587,831
   Deutsche Telekom International
     Finance
     8.13%                            05/29/12         445            471,699
                                                                 ------------
                                                                    4,210,244
                                                                 ------------
GREECE -- 3.1%
   Hellenic Republic
     5.90%                            10/22/22       3,095          3,346,144
                                                                 ------------
IRELAND -- 3.1%
   Government of Ireland
     4.25%                            10/18/07       3,275          3,307,398
                                                                 ------------
ITALY -- 3.7%
   Italy Buoni Poliennali del Tesoro
     Principal Strips
     5.96%(c)                         11/01/26      14,255          3,933,230
                                                                 ------------
JAPAN -- 2.7%
   Government of Japan
     1.40%                            06/20/12     136,400          1,147,388
   Japan Finance Corp.
     1.55%                            02/21/12     200,000          1,712,666
                                                                 ------------
                                                                    2,860,054
                                                                 ------------

                                                   PAR(f)
                                      MATURITY      (000)            VALUE
                                      --------    --------       ------------
FOREIGN BONDS (CONTINUED)
NETHERLANDS -- 13.6%
   Netherlands Government Bonds
     4.00%                            07/15/05    $ 14,465       $ 14,545,195
                                                                 ------------
NEW ZEALAND -- 1.6%
   Government of New Zealand
     6.00%                            11/15/11       3,685          1,722,849
                                                                 ------------
SWEDEN -- 8.4%
   Government of Sweden
     8.00%                            08/15/07       6,000            743,400
   Nordic Investment Bank
     6.00%                            08/01/03      29,800          3,238,240
   Statens Bostadsfinansier
     5.50%                            12/17/08      45,000          4,953,146
                                                                 ------------
                                                                    8,934,786
                                                                 ------------
UNITED KINGDOM -- 7.7%
   United Kingdom Treasury Notes
     5.75%                            12/07/09       1,480          2,535,093
     9.00%                            07/12/11       2,115          4,434,021
     6.00%                            12/07/28         615          1,215,144
                                                                 ------------
                                                                    8,184,258
                                                                 ------------
TOTAL FOREIGN BONDS
  (Cost $80,355,465)                                               85,178,885
                                                                 ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 3.5%
   Federal Home Loan Mortgage Corp.,
     Unsecured Notes
     4.75%
   (Cost $3,694,161)                  01/15/13       3,800          3,755,349
                                                                 ------------
COMMERCIAL MORTGAGE BACKED SECURITIES -- 3.3%
   First Union-Lehman Brothers Bank of
     America Commercial Mortgage Trust,
     Series 97-C2, Class A3
     6.65%
   (Cost $3,152,873)                  11/18/29       3,100          3,493,073
                                                                 ------------
ASSET BACKED SECURITIES -- 4.4%
   Student Loan Marketing Association
     Student Loan Trust, Series 99-3,
     Class A2
     2.01%(b)                         07/25/12       1,500          1,502,871
   Toyota Auto Receivables Owner Trust,
     Series 00-B, Class A4
     6.80%(e)                         04/15/07       3,000          3,155,625
                                                                 ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $4,638,502)                                                 4,658,496
                                                                 ------------
CORPORATE BONDS -- 2.4%
   General Motors Acceptance Corp.
     6.00%                            10/16/06       1,200          1,185,805
   United Mexican States, Senior
   Unsecured Notes
     8.00%                            09/24/22         830            793,895
     8.38%(d)                         01/14/11         538            566,245
                                                                 ------------
TOTAL CORPORATE BONDS
  (Cost $2,472,582)                                                 2,545,945
                                                                 ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                    INTERNATIONAL BOND PORTFOLIO (CONCLUDED)

                                                     PAR
AS OF SEPTEMBER 30, 2002              MATURITY      (000)            VALUE
                                      --------    --------       ------------
SHORT TERM INVESTMENTS -- 6.5%
   Federal Home Loan Bank Discount
     Notes
     1.40%
   (Cost $7,000,000)                  10/01/02    $  7,000       $  7,000,000
                                                                 ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $101,313,583(a))                                         $106,631,748
                                                                 ============

                                                   NUMBER
                                                     OF
                                                 CONTRACTS
                                                 ---------
OPTIONS -- (0.1%)

PUT OPTIONS WRITTEN -- (0.0%)
  December 10 year future,
  Strike Price 110, Expires 11/23/02                   (19)            (4,453)

CALL OPTIONS WRITTEN -- (0.1%)
  December 10 year future,
  Strike Price 111, Expires 11/23/02                   (19)           (99,156)
                                                                 ------------

TOTAL OPTIONS
  (Premiums received $69,326)                                    $   (103,609)
                                                                 ============

----------
(a) Cost for Federal income tax purposes is $101,321,804. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation           $5,627,261
           Gross unrealized depreciation             (317,317)
                                                   ----------
                                                   $5,309,944
                                                   ==========

(b) Rates shown are the rates as of September 30, 2002.

(c) Rates shown are the effective yields as of September 30, 2002.

(d) Total or partial securities on loan.

(e) Securities, or a portion thereof, pledged as collateral with a value of $1,049,375 on 63 short U.S. Treasury Notes futures contracts, 22 long Japan Government Bond futures contracts and 33 long Euro Bobl futures contracts expiring December 2002. The value of such contracts on September 30, 2002 was $36,252,166, with an unrealized loss of $28,037.

(f) In local currency.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                          INTERNATIONAL BOND PORTFOLIO

SEPTEMBER 30, 2002

ASSETS
   Investments at value (Cost $101,313,583) .............................      $106,631,748
   Cash denominated in foreign currencies (Cost $6,125,703) .............         6,116,924
   Collateral received for securities loaned ............................           591,800
   Cash .................................................................            13,972
   Interest receivable ..................................................         1,802,826
   Investments sold receivable ..........................................        12,221,443
   Capital shares sold receivable .......................................           948,524
   Prepaid expenses .....................................................            27,615
   Futures margin receivable ............................................            66,799
   Unrealized appreciation on forward foreign currency contracts ........           287,324
                                                                               ------------
          TOTAL ASSETS ..................................................       128,708,975
                                                                               ------------
LIABILITIES
   Investments purchased payable ........................................         3,743,183
   Payable upon return of securities loaned .............................           591,800
   Capital shares redeemed payable ......................................           399,402
   Distributions payable ................................................           683,738
   Advisory fees payable ................................................            71,783
   Administrative fees payable ..........................................            30,018
   Transfer agent fees payable ..........................................            13,516
   Other accrued expenses payable .......................................            53,123
   Unrealized depreciation on forward foreign currency contracts ........           798,200
   Options written, at fair value (premiums received $69,326) ...........           103,609
   Futures margin payable ...............................................            40,036
                                                                               ------------
          TOTAL LIABILITIES .............................................         6,528,408
                                                                               ------------
NET ASSETS (Applicable to 3,362,044 Institutional shares,
   2,574,127 Service shares, 3,769,331 Investor A shares,
   1,088,387 Investor B shares and 797,943 Investor C shares outstanding)      $122,180,567
                                                                               ============
NET ASSET VALUE AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND INVESTOR A SHARE
   ($102,283,376 / 9,705,502) ...........................................            $10.54
                                                                                     ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE ......................            $10.54
                                                                                     ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($10.54 / 0.950) ............            $11.09
                                                                                     ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($11,469,742 / 1,088,387) .......................            $10.54
                                                                                     ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($8,427,449 / 797,943) ..........................            $10.56
                                                                                     ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                            HIGH YIELD BOND PORTFOLIO

                                                   NUMBER
AS OF SEPTEMBER 30, 2002                          OF SHARES          VALUE
                                                  ---------      ------------
COMMON STOCKS -- 1.1%
   HCI Direct, Inc., Class A(i)                    242,857       $  3,000,000
   Ubiquitel, Inc.(b)(e)                            50,000             12,500
                                                                 ------------

TOTAL COMMON STOCKS
  (Cost $4,222,633)                                                 3,012,500
                                                                 ------------
PREFERRED STOCKS -- 0.0%
   Adelphia Business Solutions, Inc.,
     Series B(g)
   (Cost $1,844,647)                                 2,200                  0
                                                                 ------------
WARRANTS -- 0.0%
   DIVA Systems Corp.(b)(e)                          4,500                 45
   Mattress Discounters Co.(b)(e)                    1,500              1,500
   PF.Net Communications, Inc.(b)                    1,000                  0
   Ubiquitel, Inc.(b)                               30,000                  0
                                                                 ------------
TOTAL WARRANTS
  (Cost $352,295)                                                       1,545
                                                                 ------------
                                                     PAR
                                      MATURITY      (000)
                                      --------     ------
ASSET BACKED SECURITIES -- 0.6%
   Credit Suisse Asset Management
     Funding Corp., Subordinated Bonds,
     Series 2A, Class D1
     12.78%
   (Cost $1,500,000)                  10/15/16     $ 1,500          1,500,000
                                                                 ------------
CORPORATE BONDS -- 97.9%
AEROSPACE -- 3.0%
   BE Aerospace, Inc., Senior
     Subordinated Notes
     9.50%                            11/01/08         750            562,500
   Condor Systems, Inc., Senior
     Subordinated Notes,  Series B
     11.88%(h)                        05/01/09       1,500            450,000
   Dunlop Standard Aerospace Holdings
     PLC, Senior Unsecured Notes
     11.88%                           05/15/09       3,750          3,862,500
   Transdigm, Inc., Senior Subordinated
     Notes
     10.38%                           12/01/08       3,000          3,060,000
                                                                 ------------
                                                                    7,935,000
                                                                 ------------
BROADCASTING -- 5.7%
   Adelphia Communications Corp.,
     Senior Notes
     10.50%(c)(h)                     07/15/04       2,000            750,000
   Alliance Atlantis Communications, Inc.,
     Senior Subordinated Notes
     13.00%                           12/15/09       3,500          3,710,000
   Asia Global Crossing Ltd., Senior
     Unsecured Notes
     13.38%                           10/15/10       2,000            320,000
   Charter Communications Holdings LLC,
     Senior Unsecured Notes
     11.13%                           01/15/11       5,000          3,200,000
   DIVA Systems Corp., Senior Unsecured
     Notes, Series B
     15.64%(f)(h)                     03/01/08       1,500            120,000
   Echostar Broadband Corp., Senior
     Unsecured Notes
     10.38%(d)                        10/01/07       2,500          2,462,500
   Nextmedia Operating, Inc., Senior
     Subordinated Notes
     10.75%                           07/01/11       3,000          2,955,000

                                                     PAR
                                      MATURITY      (000)            VALUE
                                      --------    --------       ------------
CORPORATE BONDS (CONTINUED)
BROADCASTING (CONTINUED)
   Quebecor Media, Inc., Senior
     Unsecured Notes
     11.13%(e)                        07/15/11     $ 2,000       $  1,620,000
                                                                 ------------
                                                                   15,137,500
                                                                 ------------
BUSINESS SERVICES -- 1.8%
   Encompass Services Corp., Senior
     Subordinated Notes
     10.50%                           05/01/09       3,000            390,000
   Stewart Enterprises, Inc., Senior
     Subordinated Notes
     10.75%                           07/01/08       4,000          4,340,000
                                                                 ------------
                                                                    4,730,000
                                                                 ------------
CHEMICALS -- 5.8%
   Avecia Group PLC, Senior Unsecured
     Notes
     11.00%(d)                        07/01/09       3,500          3,395,000
   Lyondell Chemical Co., Senior Secured
     Notes
     11.13%                           07/15/12       4,000          3,840,000
   Mississippi Chemical Corp., Senior
     Notes
     7.25%                            11/15/17       2,000            400,000
   Noveon, Inc., Senior Subordinated
     Notes
     11.00%(d)                        02/28/11       4,000          4,320,000
   Resolution Performance Products LLC,
     Senior Subordinated Notes
     13.50%                           11/15/10       3,000          3,345,000
                                                                 ------------
                                                                   15,300,000
                                                                 ------------
CONSTRUCTION -- 2.1%
   K. Hovnanian Enterprises, Inc., Senior
     Unsecured Notes
     10.50%                           10/01/07       2,000          2,080,000
   Ryland Group, Inc., Senior Unsecured
     Notes
     8.00%                            08/15/06       3,500          3,535,000
                                                                 ------------
                                                                    5,615,000
                                                                 ------------
CONTAINERS -- 0.4%
   Jefferson Smurfit Corp., Senior
     Unsecured Notes
     8.25%                            10/01/12       1,000          1,000,000
                                                                 ------------
ELECTRONICS -- 3.4%
   Knology Holdings, Inc., Senior Notes
     14.33%(f)                        10/15/07       4,000          2,000,000
   Knowles Electronics, Inc., Senior
     Subordinated Notes
     13.13%                           10/15/09       4,500          2,970,000
   PF.Net Communications, Inc., Senior
     Unsecured Notes
     13.75%(h)                        05/15/10       1,000                  0
   Pioneer Standard Electronics, Inc.,
     Senior Notes
     9.50%                            08/01/06       2,125          1,933,750
   Stoneridge, Inc., Senior Unsecured
     Notes
     11.50%                           05/01/12       2,000          2,060,000
                                                                 ------------
                                                                    8,963,750
                                                                 ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                     PAR
AS OF SEPTEMBER 30, 2002              MATURITY      (000)            VALUE
                                      --------     -------       -------------
CORPORATE BONDS (CONTINUED)
ENERGY & UTILITIES -- 6.0%
   AES Corp., Senior Unsecured Notes
     8.75%(d)                         12/15/02     $ 5,000       $  4,550,000
   Calpine Corp., Senior Notes
     10.50%(c)                        05/15/06       4,000          1,840,000
   CMS Energy Corp., Senior Unsecured
     Notes
     6.75%                            01/15/04       2,000          1,700,000
   Luscar Coal Ltd., Senior Unsecured
     Notes
     9.75%                            10/15/11       2,000          2,140,000
   Mission Energy Holding Co., Senior
     Secured Notes
     13.50%                           07/15/08       1,500            480,000
   Newpark Resources, Inc., Senior
     Subordinated Notes, Series B
     8.63%                            12/15/07       2,500          2,362,500
   Swift Energy Co., Senior Subordinated
     Notes
     10.25%                           08/01/09       3,000          2,970,000
                                                                 ------------
                                                                   16,042,500
                                                                 ------------
ENTERTAINMENT & LEISURE -- 5.2%
   Argosy Gaming Co., Senior
     Subordinated Notes
     9.00%                            09/01/11       2,000          2,080,000
   John Q. Hammons Hotels LP, First
     Mortgage Notes
     8.88%                            05/15/12       2,000          1,930,000
   Mohegan Tribal Gaming Authority,
     Senior Subordinated Notes
     8.75%                            01/01/09       2,000          2,060,000
   Regal Cinemas, Inc., Senior
     Subordinated Notes
     9.38%                            02/01/12       4,000          4,100,000
   Six Flags, Inc., Senior Unsecured
     Notes
     9.50%                            02/01/09       2,000          1,695,000
   Venetian Casino Resort LLC, Second
     Mortgage Notes
     11.00%                           06/15/10       2,000          1,940,000
                                                                 ------------
                                                                   13,805,000
                                                                 ------------
FINANCE -- 5.1%
   Ameriserve Finance Trust, Senior
     Secured Notes
     12.00%(c)(e)(h)(j)               09/15/06         500             10,000
   Asat Finance LLC, Senior Unsecured
     Notes
     12.50%                           11/01/06       4,323          3,371,550
   Capital Guardian Ltd.
     11.45%(e)                        05/24/13       1,000            850,000
   Hanover Equipment Trust 2001, Senior
     Secured Notes
     8.75%(c)(e)                      09/01/11       2,000          1,890,000
   LaBranche & Co., Inc., Senior
     Subordinated Notes
     12.00%                           03/02/07       2,400          2,568,000
   Larwin Group - Participation in Asset
     Exchange
     7.00%(i)(j)                      12/01/20           3              2,857
   Orion Power Holdings, Inc., Senior
     Unsecured Notes
     12.00%                           05/01/10       2,500          1,925,000

                                                     PAR
                                      MATURITY      (000)            VALUE
                                      --------     -------       -------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Western Financial Bank, Subordinated
     Debentures
     9.63%                            05/15/12     $ 2,000       $  1,830,000
   Zais Investment Grade Ltd., Secured
     Notes
     9.95%(e)                         09/23/14       1,000          1,000,000
                                                                 ------------
                                                                   13,447,407
                                                                 ------------
FOOD & AGRICULTURE -- 3.2%
   American Seafoods Group LLC, Senior
     Subordinated Notes
     10.13%                           04/15/10       3,000          2,985,000
   Fleming Cos., Inc., Senior
     Subordinated Notes
     9.88%(c)                         05/01/12       1,500            840,000
   Nebco Evans Holding Co., Senior
     Notes
     17.25%(b)(f)(h)(j)               07/15/07         800                  0
   Roundy's, Inc., Senior Subordinated
     Notes
     8.88%(c)                         06/15/12       2,500          2,462,500
   SC Intl. Services, Inc., Senior
     Subordinated Notes, Series B
     9.25%                            09/01/07       3,500          2,345,000
                                                                 ------------
                                                                    8,632,500
                                                                 ------------
FURNITURE -- 0.6%
   O' Sullivan Industries, Inc., Senior
     Subordinated Notes
     13.38%                           10/15/09       1,500          1,485,000
                                                                 ------------
MANUFACTURING -- 7.1%
   AK Steel Corp., Senior Unsecured
     Notes
     7.75%                            06/15/12       2,000          1,965,000
   Collins & Aikman Floor Coverings, Inc.,
     Senior Subordinated Notes
     9.75%(e)                         02/15/10       1,500          1,515,000
   Collins & Aikman Products Co., Senior
     Unsecured Notes
     10.75%                           12/31/11       1,500          1,458,750
   Compagnie Generale de Geophysique,
     Senior Unsecured Notes
     10.63%(c)(e)                     11/15/07       2,500          2,350,000
   Dresser, Inc., Senior Subordinated
     Notes
     9.38%                            04/15/11       4,000          3,920,000
   Flowserve Corp., Senior Subordinated
     Notes
     12.25%                           08/15/10       2,500          2,575,000
   Gentek, Inc., Senior Subordinated
     Notes
     11.00%(h)                        08/01/09       1,000            130,000
   GFSI, Inc., Senior Subordinated Notes
     9.63%                            03/01/07       1,500          1,200,000
   Penhall Intl. Corp., Senior Unsecured
     Notes
     12.00%(c)                        08/01/06       2,000          1,360,000
   Unova, Inc., Senior Notes
     7.00%                            03/15/08       3,000          2,310,000
                                                                 ------------
                                                                   18,783,750
                                                                 ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                     PAR
AS OF SEPTEMBER 30, 2002              MATURITY      (000)            VALUE
                                      --------     -------       -------------
CORPORATE BONDS (CONTINUED)
MEDICAL & MEDICAL SERVICES -- 5.0%
   Alaris Medical Systems, Inc., Senior
     Secured Notes
     11.63%(d)                        12/01/06     $ 3,000       $  3,270,000
   Athena Neurosciences, Inc., Senior
     Unsecured Notes
     7.25%                            02/21/08       3,500          1,890,000
   Concentra Operating Corp., Senior
     Subordinated Notes
     13.00%                           08/15/09       1,000          1,050,000
   HEALTHSOUTH Corp., Senior
     Subordinated Notes
     10.75%(c)                        10/01/08       3,000          2,070,000
   Matria Healthcare, Inc., Senior
     Unsecured Notes
     11.00%(c)                        05/01/08       3,000          2,490,000
   PacifiCare Health Systems, Inc.,
     Senior Unsecured Notes
     10.75%                           06/01/09       2,500          2,475,000
                                                                 ------------
                                                                   13,245,000
                                                                 ------------
METALS & MINING -- 2.7%
   Century Aluminum Co., Senior Secured
     Notes
     11.75%                           04/15/08       3,000          2,880,000
   Golden Northwest Aluminum, Inc.,
     First Mortgage Notes
     12.00%(h)                        12/15/06       2,000            760,000
   Oregon Steel Mills, Inc., First Mortgage
     Notes
     10.00%                           07/15/09       2,500          2,487,500
   Wolverine Tube, Inc., Senior Unsecured
     Notes
     10.50%(c)                        04/01/09       1,000            960,000
                                                                 ------------
                                                                    7,087,500
                                                                 ------------
MOTOR VEHICLES -- 4.9%
   CSK Auto, Inc., Senior Unsecured
     Notes
     12.00%                           06/15/06       3,500          3,692,500
   Dana Corp., Senior Notes
     10.13%(c)(e)                     03/15/10       2,000          2,030,000
   Delco Remy Intl., Inc., Senior
     Subordinated Notes
     11.00%                           05/01/09       3,000          2,040,000
   Dura Operating Corp., Senior
     Unsecured Notes
     8.63%                            04/15/12       1,425          1,421,438
   Metaldyne Corp., Senior Subordinated
     Notes
     11.00%                           06/15/12       1,000            860,000
   Sonic Automotive, Inc., Senior
     Subordinated Notes
     11.00%                           08/01/08       3,000          3,105,000
                                                                 ------------
                                                                   13,148,938
                                                                 ------------
OIL & GAS -- 6.7%
   Chesapeake Energy Corp., Senior
     Unsecured Notes(c)
     9.00%                            08/15/12       1,500          1,541,250
   Compton Petroleum Corp., Senior
     Unsecured Notes
     9.90%                            05/15/09       2,000          2,040,000

                                                     PAR
                                      MATURITY      (000)            VALUE
                                      --------     -------       -------------
CORPORATE BONDS (CONTINUED)
OIL & GAS (CONTINUED)
   Leviathan Gas Pipeline Partners
     Finance LP, Senior Subordinated
     Notes
     10.38%                           06/01/09     $ 3,000       $  3,060,000
   Panhandle Eastern Pipeline Co.,
     Senior Unsecured Notes
     8.25%                            04/01/10       2,500          2,250,000
   Petroleum Geo-Services ASA, Senior
     Unsecured Notes
     7.50%                            03/31/07       2,500          1,075,000
   Plains All American Pipeline LP, Senior
     Unsecured Notes
     7.75%                            10/15/12       2,500          2,531,250
   Pogo Producing Co., Senior
     Subordinated Notes, Series B
     10.38%                           02/15/09       2,500          2,687,500
   The Williams Cos., Inc., Senior
     Unsecured Notes
     7.13%(d)                         09/01/11       1,000            640,000
   Transcontinental Gas Pipe Line Corp.,
     Senior Unsecured Notes
     8.88%                            07/15/12       2,000          1,960,000
                                                                 ------------
                                                                   17,785,000
                                                                 ------------
PAPER & FOREST PRODUCTS -- 1.5%
   Ainsworth Lumber Co. Ltd., Senior
     Secured Notes
     12.50%(e)                        07/15/07       2,000          2,070,000
   MDP Acquisitions PLC, Senior
     Unsecured Notes
     9.63%                            10/01/12       2,000          2,000,000
                                                                 ------------
                                                                    4,070,000
                                                                 ------------
PUBLISHING & PRINTING -- 4.0%
   American Greetings Corp., Senior
     Subordinated Notes
     11.75%(c)                        07/15/08       2,000          2,160,000
   Mail-Well I Corp., Senior Unsecured
     Notes
     9.63%(e)                         03/15/12       2,500          1,725,000
   Perry-Judd's, Inc., Senior Subordinated
     Notes
     10.63%                           12/15/07       3,000          2,940,000
   Vertis, Inc., Senior Unsecured Notes
     10.88%(c)                        06/15/09       1,500          1,485,000
   WRC Media, Inc., Senior Subordinated
     Notes
     12.75%                           11/15/09       2,500          2,375,000
                                                                 ------------
                                                                   10,685,000
                                                                 ------------
REAL ESTATE -- 0.9%
   WCI Communities, Inc., Senior
     Subordinated Notes
     9.13%                            05/01/12       2,500          2,312,500
                                                                 ------------
RESTAURANTS -- 1.8%
   Buffets, Inc., Senior Subordinated
     Notes
     11.25%                           07/15/10       1,500          1,515,000
   Tricon Global Restaurants, Inc., Senior
     Unsecured Notes
     8.88%                            04/15/11       3,000          3,210,000
                                                                 ------------
                                                                    4,725,000
                                                                 ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                     PAR
AS OF SEPTEMBER 30, 2002              MATURITY      (000)            VALUE
                                      --------     -------       -------------
CORPORATE BONDS (CONTINUED)
RETAIL -- 5.5%
   AutoNation, Inc., Senior Unsecured
     Notes
     9.00%                            08/01/08     $ 3,500       $  3,570,000
   Mattress Discounters Corp., Senior
     Unsecured Notes, Series B
     12.63%(h)                        07/15/07       1,500            270,000
   National Wine & Spirits, Inc., Senior
     Unsecured Notes
     10.13%                           01/15/09       3,000          2,940,000
   Office Depot, Inc., Senior Subordinated
     Notes
     10.00%(e)                        07/15/08       3,000          3,315,000
   Rite Aid Corp., Senior Unsecured
     Notes
     11.25%                           07/01/08       2,500          1,825,000
   The Pantry, Inc., Senior Subordinated
     Notes
     10.25%                           10/15/07       3,000          2,580,000
                                                                 ------------
                                                                   14,500,000
                                                                 ------------
SEMICONDUCTORS & RELATED DEVICES -- 1.4%
   Amkor Technologies, Inc., Senior
     Unsecured Notes
     9.25%(c)                         05/01/06       2,500          1,825,000
   Fairchild Semiconductor Corp., Senior
     Unsecured Notes
     10.38%                           10/01/07       2,000          2,045,000
                                                                 ------------
                                                                    3,870,000
                                                                 ------------
TELECOMMUNICATIONS -- 6.7%
   Crown Castle Intl. Corp., Senior
     Unsecured Notes
     10.75%(c)                        08/01/11       2,500          1,737,500
   Dobson Communications Corp., Senior
     Unsecured Notes
     10.88%                           07/01/10       2,500          1,800,000
   Filtronic PLC, Senior Unsecured Notes
     10.00%                           12/01/05       1,130          1,028,300
   Nextel Communications, Inc., Senior
     Unsecured Notes
     12.00%(b)                        11/01/08       2,158          1,855,880
   Panamsat Corp., Senior Unsecured
     Notes
     8.75%(e)                         02/01/12       3,000          2,475,000
   Qwest Communications Intl., Inc.,
     Senior Unsecured Notes
     7.50%                            11/01/08       2,000            820,000
   Qwest Corp., Senior Unsecured Notes
     7.20%                            11/01/04       3,000          2,670,000
   Rural Cellular Corp., Senior
     Subordinated Notes
     9.75%                            01/15/10       2,500          1,350,000
   Spectrasite Holdings, Inc., Senior
     Unsecured Notes, Series B
     6.75%                            11/15/10       2,000            400,000
   Time Warner Telecom, Inc., Senior Notes
     9.75%                            07/15/08       2,000            880,000

                                                     PAR
                                      MATURITY      (000)            VALUE
                                      --------     -------       -------------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
   Voicestream Wireless Corp., Senior
     Unsecured Notes
     11.50%                           09/15/09     $ 2,000       $  2,120,000
   WorldCom, Inc., Senior Unsecured
     Notes
     8.25%(c)(h)                      05/15/10       5,000            675,000
                                                                 ------------
                                                                   17,811,680
                                                                 ------------
TEXTILES -- 1.3%
   Interface, Inc., Senior Unsecured Notes
     10.38%                           02/01/10       2,000          2,040,000
   Levi Strauss & Co., Senior Unsecured
     Notes
     6.80%                            11/01/03       1,500          1,335,000
                                                                 ------------
                                                                    3,375,000
                                                                 ------------
TRANSPORTATION -- 4.4%
   Grupo Transportacion Ferroviaria
     Mexicana SA de CV, Senior
     Unsecured Notes
     12.50%                           06/15/12       3,000          2,910,000
   Hornbeck-Leevac Marine Services, Inc.,
     Senior Unsecured Notes
     10.63%                           08/01/08       2,000          2,070,000
   Pacer International, Inc., Senior
     Subordinated Notes, Series B
     11.75%                           06/01/07       4,000          4,040,000
   Teekay Shipping Corp., Senior
     Unsecured Notes
     8.88%                            07/15/11       2,500          2,612,500
                                                                 ------------
                                                                   11,632,500
                                                                 ------------
WASTE MANAGEMENT -- 1.4%
   Allied Waste North America, Inc.,
     Senior Subordinated Notes, Series B
     10.00%(d)                        08/01/09       4,000          3,680,000
                                                                 ------------
YANKEE -- 0.3%
   Tyco International Group S.A., Senior
     Notes
     6.38%                            06/15/05       1,000            860,000
                                                                 ------------
TOTAL CORPORATE BONDS
  (Cost $293,667,561)                                             259,665,525
                                                                 ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      HIGH YIELD BOND PORTFOLIO (CONCLUDED)

                                                 NUMBER OF
AS OF SEPTEMBER 30, 2002                          SHARES            VALUE
                                                 ---------       ------------
SHORT TERM INVESTMENTS -- 0.4%
   Galileo Money Market Fund
   (Cost $1,039,291)                             1,039,291       $  1,039,291
                                                                 ------------

TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $302,626,427(a))                                         $265,218,861
                                                                 ============

------------
(a) Cost for Federal income tax purposes is $302,966,087. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation         $  2,839,650
           Gross unrealized depreciation          (40,586,876)
                                                 ------------
                                                 $(37,747,226)
                                                 ============

(b) Non-income producing security.

(c) Total or partial securities on loan.

(d) Securities, or a portion thereof, with a market value of $17,919,851 have been pledged as collateral for reverse repurchase agreements.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2002, the Fund held 8.2% of its net assets in securities restricted as to resale.

(f) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified date and rate. The rates shown are the effective yields as of September 30, 2002.

(g) Payment in kind security.

(h) Security in default.

(i) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

(j) Security is illiquid.

                            INVESTMENT ABBREVIATIONS

--------------------------------------------------------------------------------
         IO        Interest Only
         PO        Principal Only
         TIP       Treasury-Inflation Protection Security
--------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                            HIGH YIELD BOND PORTFOLIO

SEPTEMBER 30, 2002

ASSETS
   Investments at value (Cost $ 302,626,427) .....................      $265,218,861
   Collateral received for securities loaned .....................        20,390,260
   Interest receivable ...........................................         8,632,313
   Investments sold receivable ...................................         7,774,262
   Capital shares sold receivable ................................           565,736
   Prepaid expenses ..............................................            20,626
                                                                        ------------
          TOTAL ASSETS ...........................................       302,602,058
                                                                        ------------
LIABILITIES
   Reverse repurchase agreements payable .........................        15,405,846
   Investments purchased payable .................................         8,449,964
   Payable upon return of securities loaned ......................        20,390,260
   Capital shares redeemed payable ...............................         1,536,569
   Distributions payable .........................................         2,431,619
   Advisory fees payable .........................................            55,744
   Administrative fees payable ...................................            46,645
   Transfer agent fees payable ...................................            25,390
   Other accrued expenses payable ................................           127,757
                                                                        ------------
          TOTAL LIABILITIES ......................................        48,469,794
                                                                        ------------
NET ASSETS (Applicable to 4,775,779 BlackRock shares,
   13,939,627 Institutional shares, 4,346,425 Service shares,
   2,805,740 Investor A Shares, 8,541,350 Investor B Shares and
   3,248,772 Investor C Shares outstanding) ......................      $254,132,264
                                                                        ============
NET ASSET VALUE AND REDEMPTION PRICE PER
   BLACKROCK, INSTITUTIONAL, SERVICE AND INVESTOR
   A SHARE ($174,580,859 / 25,867,571) ...........................             $6.75
                                                                               =====
OFFERING PRICE PER BLACKROCK, INSTITUTIONAL AND
   SERVICE SHARE .................................................             $6.75
                                                                               =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($6.75 / 0.950) ......             $7.11
                                                                               =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($57,612,415 / 8,541,350) ................             $6.75
                                                                               =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($21,938,990 / 3,248,772) ................             $6.75
                                                                               =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

                            STATEMENTS OF OPERATIONS

                                                                                         INTERMEDIATE
                                                                         LOW DURATION      GOVERNMENT    INTERMEDIATE
                                                                             BOND             BOND           BOND
FOR THE YEAR ENDED SEPTEMBER 30, 2002                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                         ------------    ------------    ------------
Investment Income:
   Interest ..........................................................    $24,339,353     $20,401,510     $58,941,574
   Securities lending income .........................................          1,392             403          46,945
   Dividends .........................................................             --              --              --
                                                                          -----------     -----------     -----------
        Total Investment Income ......................................     24,340,745      20,401,913      58,988,519
                                                                          -----------     -----------     -----------
Expenses:
   Investment advisory fee ...........................................      2,862,874       1,742,500       4,670,889
   Administration fee ................................................      1,293,768         801,550       2,061,878
   Custodian fee .....................................................        109,354          91,814         181,490
   Transfer agent fee ................................................        232,542         144,725         227,841
   Shareholders servicing fees .......................................        421,243         134,689         111,390
   Shareholders processing fees ......................................        295,833          84,817          84,456
   Distribution fees .................................................        645,175          66,195          48,261
   Legal and audit ...................................................         15,219          13,853          62,884
   Printing ..........................................................         56,428          46,826         118,485
   Registration fees and expenses ....................................         42,420          44,606          20,777
   Trustees' fees ....................................................         12,090           7,659          23,610
   Other .............................................................         34,451          12,465          75,039
                                                                          -----------     -----------     -----------
                                                                            6,021,397       3,191,699       7,687,000
   Less fees waived ..................................................     (1,696,607)       (779,737)     (2,458,443)
                                                                          -----------     -----------     -----------
     Total operating expenses ........................................      4,324,790       2,411,962       5,228,557
                                                                          -----------     -----------     -----------
   Interest expense ..................................................             --          12,783         281,081
                                                                          -----------     -----------     -----------
     Total expenses ..................................................      4,324,790       2,424,745       5,509,638
                                                                          -----------     -----------     -----------
Net investment income ................................................     20,015,955      17,977,168      53,478,881
                                                                          -----------     -----------     -----------
Realized and unrealized gain (loss)
   on investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions .........................................      8,265,179       3,673,632      12,236,827
     Futures and options .............................................     (5,617,985)     (1,780,908)     (6,290,369)
     Swap and swaption contracts .....................................             --        (551,008)     (1,776,794)
     Foreign currency and forward foreign
        currency transactions ........................................        (50,455)             --              --
                                                                          -----------     -----------     -----------
                                                                            2,596,739       1,341,716       4,169,664
                                                                          -----------     -----------     -----------
Change in unrealized appreciation
   (depreciation) from:
     Investments .....................................................     13,661,262       8,201,771       8,622,227
     Futures and options .............................................     (2,641,454)     (2,123,763)     (4,543,316)
     Swap and swaption contracts .....................................             --         575,778       3,538,749
     Foreign currency and forward
       foreign currency transactions .................................        (24,864)             --              --
                                                                          -----------     -----------     -----------
                                                                           10,994,944       6,653,786       7,617,660
                                                                          -----------     -----------     -----------
Net gain (loss) on investments and foreign
   currency transactions .............................................     13,591,683       7,995,502      11,787,324
                                                                          -----------     -----------     -----------
Net increase (decrease) in net assets
   resulting from operations .........................................    $33,607,638     $25,972,670     $65,266,205
                                                                          ===========     ===========     ===========

                                                                               CORE            CORE
                                                                               BOND            PLUS        GOVERNMENT
                                                                           TOTAL RETURN    TOTAL RETURN      INCOME
FOR THE YEAR ENDED SEPTEMBER 30, 2002                                       PORTFOLIO       PORTFOLIO 1     PORTFOLIO
                                                                           ------------    ------------    ----------
Investment Income:
   Interest ..........................................................     $116,787,764     $3,099,470     $3,339,150
   Securities lending income .........................................           58,472             --             40
   Dividends .........................................................          376,820             --             --
                                                                           ------------     ----------     ----------
        Total Investment Income ......................................      117,223,056      3,099,470      3,339,190
                                                                           ------------     ----------     ----------
Expenses:
   Investment advisory fee ...........................................        9,214,649        292,985        317,192
   Administration fee ................................................        3,980,796        134,773        145,908
   Custodian fee .....................................................          355,150         49,761         39,606
   Transfer agent fee ................................................          562,370          6,115         67,379
   Shareholders servicing fees .......................................          497,079             60        158,091
   Shareholders processing fees ......................................          356,017             36         94,854
   Distribution fees .................................................          551,625              1        322,139
   Legal and audit ...................................................           90,732          7,059          2,575
   Printing ..........................................................          236,970         26,053          6,980
   Registration fees and expenses ....................................           45,090             --         28,025
   Trustees' fees ....................................................           45,545          1,493          1,335
   Other .............................................................          130,930          6,157          4,227
                                                                           ------------     ----------     ----------
                                                                             16,066,953        524,493      1,188,311
   Less fees waived ..................................................       (4,944,872)      (288,198)      (188,393)
                                                                           ------------     ----------     ----------
     Total operating expenses ........................................       11,122,081        236,295        999,918
                                                                           ------------     ----------     ----------
   Interest expense ..................................................        1,163,740             --         29,349
                                                                           ------------     ----------     ----------
     Total expenses ..................................................       12,285,821        236,295      1,029,267
                                                                           ------------     ----------     ----------
Net investment income ................................................      104,937,235      2,863,175      2,309,923
                                                                           ------------     ----------     ----------
Realized and unrealized gain (loss)
   on investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions .........................................       33,626,319        976,069      1,612,914
     Futures and options .............................................      (11,796,614)      (546,041)     1,659,269
     Swap and swaption contracts .....................................        3,332,070             --       (688,764)
     Foreign currency and forward foreign
        currency transactions ........................................        5,851,595        202,912             --
                                                                           ------------     ----------     ----------
                                                                             31,013,370        632,940      2,583,419
                                                                           ------------     ----------     ----------
Change in unrealized appreciation
   (depreciation) from:
     Investments .....................................................       18,076,700      2,460,228      2,637,466
     Futures and options .............................................      (13,629,126)      (638,753)      (175,396)
     Swap and swaption contracts .....................................        2,787,134             --        576,990
     Foreign currency and forward
       foreign currency transactions .................................         (553,212)        (6,659)            --
                                                                           ------------     ----------     ----------
                                                                              6,681,496      1,814,816      3,039,060
                                                                           ------------     ----------     ----------
Net gain (loss) on investments and foreign
   currency transactions .............................................       37,694,866      2,447,756      5,622,479
                                                                           ------------     ----------     ----------
Net increase (decrease) in net assets
   resulting from operations .........................................     $142,632,101     $5,310,931     $7,932,402
                                                                           ============     ==========     ==========


                                                                                     MANAGED      INTERNATIONAL     HIGH YIELD
                                                                      GNMA            INCOME           BOND            BOND
FOR THE YEAR ENDED SEPTEMBER 30, 2002                               PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                   -----------     -----------    -------------    ------------
Investment Income:
   Interest .....................................................  $12,685,951     $80,038,186     $ 6,878,502     $ 31,036,536
   Securities lending income ....................................           --          20,924             330          103,086
   Dividends ....................................................           --         707,582              --          139,659
                                                                   -----------     -----------     -----------     ------------
        Total Investment Income .................................   12,685,951      80,766,692       6,878,832       31,279,281
                                                                   -----------     -----------     -----------     ------------
Expenses:
   Investment advisory fee ......................................    1,081,196       6,149,093         772,312        1,319,166
   Administration fee ...........................................      452,137       2,685,173         322,967          606,816
   Custodian fee ................................................       75,213         248,851          31,845           77,886
   Transfer agent fee ...........................................       85,471         432,255          77,070          143,889
   Shareholders servicing fees ..................................       92,946         473,434         135,485          235,114
   Shareholders processing fees .................................       56,075         416,859          91,850          145,057
   Distribution fees ............................................      214,020          72,509         113,155          554,062
   Legal and audit ..............................................        9,457          49,604           3,986            9,040
   Printing .....................................................       26,114         161,010          20,325           34,091
   Registration fees and expenses ...............................       35,774          41,482          43,205           40,799
   Trustees' fees ...............................................        4,958          28,757             799            7,505
   Other ........................................................        8,944          78,029          16,919           40,477
                                                                   -----------     -----------     -----------     ------------
                                                                     2,142,305      10,837,056       1,629,918        3,213,902
   Less fees waived .............................................     (574,069)     (1,650,368)             --         (420,251)
                                                                   -----------     -----------     -----------     ------------
     Total operating expenses ...................................    1,568,236       9,186,688       1,629,918        2,793,651
                                                                   -----------     -----------     -----------     ------------
   Interest expense .............................................      631,966       1,435,130         190,012          455,770
                                                                   -----------     -----------     -----------     ------------
     Total expenses .............................................    2,200,202      10,621,818       1,819,930        3,249,421
                                                                   -----------     -----------     -----------     ------------
Net investment income ...........................................   10,485,749      70,144,874       5,058,902       28,029,860
                                                                   -----------     -----------     -----------     ------------
Realized and unrealized gain (loss)
   on investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions ....................................    3,434,755      20,605,533       3,946,368      (30,243,812)
     Futures and options ........................................   (2,173,848)    (12,602,078)       (745,694)         159,250
     Swap and swaption contracts ................................   (2,741,190)     (4,814,465)             --               --
     Foreign currency and forward foreign
        currency transactions ...................................           --       3,690,800      (3,074,266)              --
                                                                   -----------     -----------     -----------     ------------
                                                                    (1,480,283)      6,879,790         126,408      (30,084,562)
                                                                   -----------     -----------     -----------     ------------
Change in unrealized appreciation
   (depreciation) from:
     Investments ................................................    4,794,220       9,292,995       4,223,020       (1,800,698)
     Futures and options ........................................     (585,911)    (11,071,460)       (156,443)              --
     Swap and swaption contracts ................................    2,004,825       5,376,770              --               --
     Foreign currency and forward
       foreign currency transactions ............................           --        (556,819)     (1,236,032)              --
                                                                   -----------     -----------     -----------     ------------
                                                                     6,213,134       3,041,486       2,830,545       (1,800,698)
                                                                   -----------     -----------     -----------     ------------
Net gain (loss) on investments and foreign
   currency transactions ........................................    4,732,851       9,921,276       2,956,953      (31,885,260)
                                                                   -----------     -----------     -----------     ------------
Net increase (decrease) in net assets
   resulting from operations ....................................  $15,218,600     $80,066,150     $ 8,015,855     $ (3,855,400)
                                                                   ===========     ===========     ===========     ============

1 For the period 12/7/01 (commencement of operations) through 9/30/02.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    64 and 65

                                BLACKROCK FUNDS

                            STATEMENT OF CASH FLOWS
                          INTERMEDIATE BOND PORTFOLIO
                      FOR THE YEAR ENDED SEPTEMBER 30, 2002

Increase (decrease) in cash Cash flows from operating activities:
   Net increase (decrease) in net assets from operations .........................................    $    65,266,205
   Adjustments to reconcile net increase in net assets from operations to net cash provided by (used for) operating activities:
        Purchase of long-term investment securities ..............................................     (2,432,305,379)
        Proceeds from disposition of long-term investment securities .............................      2,538,433,785
        Increase (decrease) in options written, at value .........................................            189,400
        Increase (decrease) in swaptions written, at value .......................................            829,733
        Net purchase of short term investment securities .........................................        (14,233,834)
        Amortization (accretion) of premium (discount) ...........................................          4,095,727
        (Increase) decrease in futures variation margin ..........................................            722,255
        (Increase) decrease in interest receivable ...............................................          1,745,876
        (Increase) decrease in investments sold receivable .......................................        (30,504,562)
        (Increase) decrease in principal paydown receivable ......................................            365,929
        (Increase) decrease in collateral received for securities loaned .........................        (65,257,423)
        Increase (decrease) in payable upon return of securities loaned ..........................         65,257,423
        (Increase) decrease in interest receivable on interest rate swaps ........................           (809,739)
        (Increase) decrease in prepaid expenses ..................................................             (3,920)
        Increase (decrease) in investments purchased payable .....................................         16,686,746
        Increase (decrease) in interest payable on interest rate swaps ...........................            205,508
        (Increase) decrease in collateral received for swap contracts ............................         (8,138,941)
        Increase (decrease) in payable upon termination of swap contracts ........................          8,138,941
        Increase (decrease) in accrued expenses ..................................................           (165,383)
        Net (increase) decrease in unrealized appreciation (depreciation) on investment securities         (8,622,227)
        Net (increase) decrease in unrealized appreciation (depreciation) on futures and options .          4,543,316
        Net (increase) decrease in unrealized appreciation (depreciation) on swap
          and swaption contracts .................................................................         (3,538,749)
        Net realized (gain) loss on investment securities ........................................        (12,236,827)
        Net realized (gain) loss on futures and options ..........................................          6,290,369
        Net realized (gain) loss on swap and swaption contracts ..................................          1,776,794
                                                                                                      ---------------
   Net cash provided by (used for) operating activities ..........................................        138,731,023
                                                                                                      ---------------
Cash flows from financing activities:
        Net borrowing (repayment) of reverse repurchase agreements and other short term
          borrowings .............................................................................        184,377,192
        Proceeds from units sold .................................................................        352,547,610
        Payments on units redeemed ...............................................................       (633,894,498)
        Cash distributions paid ..................................................................        (41,761,327)
                                                                                                      ---------------
   Net cash provided by (used for) financing activities ..........................................       (138,731,023)
                                                                                                      ---------------

Net increase (decrease) in cash ..................................................................                 --

Cash:
   Beginning balance .............................................................................                 --
                                                                                                      ---------------
   Ending balance ................................................................................    $            --
                                                                                                      ===============
Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions (non-cash financing activity) ........................    $    22,822,299
Cash paid during the year for interest ...........................................................    $      (281,081)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                                 GNMA PORTFOLIO
                      FOR THE YEAR ENDED SEPTEMBER 30, 2002

Increase (decrease) in cash Cash flows from operating activities:
   Net increase (decrease) in net assets from operations .........................................    $    15,218,600
   Adjustments to reconcile net increase in net assets from
     operations to net cash provided by (used for) operating activities:
        Purchase of long-term investment securities ..............................................     (1,152,290,972)
        Proceeds from disposition of long-term investment securities .............................      1,021,598,022
        Net purchase of short term investment securities .........................................           (355,853)
        Amortization (accretion) of premium (discount) ...........................................             61,552
        (Increase) decrease in futures variation margin ..........................................            264,822
        (Increase) decrease in interest receivable ...............................................           (615,020)
        (Increase) decrease in investments sold receivable .......................................         58,633,091
        (Increase) decrease in principal paydown receivable ......................................             (5,678)
        (Increase) decrease in interest receivable on interest rate swaps ........................            (92,575)
        (Increase) decrease in prepaid expenses ..................................................              1,014
        Increase (decrease) in investments purchased payable .....................................        (30,594,845)
        Increase (decrease) in interest payable on interest rate swaps ...........................           (250,587)
        (Increase) decrease in collateral received for swap contracts ............................            705,488
        Increase (decrease) in payable upon termination of swap contracts ........................           (705,488)
        Increase (decrease) in accrued expenses ..................................................            110,891
        Net (increase) decrease in unrealized appreciation (depreciation) on investment securities         (4,794,220)
        Net (increase) decrease in unrealized appreciation (depreciation) on futures .............            585,911
        Net (increase) decrease in unrealized appreciation (depreciation) on swap contracts ......         (2,004,825)
        Net realized (gain) loss on investment securities ........................................         (3,434,755)
        Net realized (gain) loss on futures ......................................................          2,173,848
        Net realized (gain) loss on swaps and swaptions ..........................................          2,741,190
                                                                                                      ---------------
   Net cash provided by (used for) operating activities ..........................................        (93,050,389)
                                                                                                      ---------------
Cash flows from financing activities:
        Net borrowing (repayment) of reverse repurchase agreements and other short term
          borrowings .............................................................................        (22,310,641)
        Proceeds from units sold .................................................................        184,615,880
        Payments on units redeemed ...............................................................        (58,401,579)
        Cash distributions paid ..................................................................        (10,853,271)
                                                                                                      ---------------
   Net cash provided by (used for) financing activities ..........................................         93,050,389
                                                                                                      ---------------

Net increase (decrease) in cash ..................................................................                 --

Cash:
   Beginning balance .............................................................................                 --
                                                                                                      ---------------
   Ending balance ................................................................................    $            --
                                                                                                      ===============
Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions (non-cash financing activity) ........................    $     2,987,147
Cash paid during the year for interest ...........................................................    $      (631,966)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                                      LOW DURATION
                                                                                     BOND PORTFOLIO
                                                                              -----------------------------

                                                                                FOR THE          FOR THE
                                                                               YEAR ENDED       YEAR ENDED
                                                                                 9/30/02        9/30/01 1
                                                                              ------------     ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .................................................   $ 20,015,955     $ 17,550,752
    Net realized gain on investments, futures, options,
      swap and swaption contracts and foreign currency related transactions      2,596,739        5,141,470
    Net unrealized gain on investments, futures, options,
      swap and swaption contracts and foreign currency related transactions     10,994,944        7,305,861
                                                                              ------------     ------------
    Net increase in net assets resulting from operations ..................     33,607,638       29,998,083
                                                                              ------------     ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class .......................................................     (7,741,516)      (8,298,561)
    Institutional Class ...................................................     (8,269,568)      (7,420,386)
    Service Class .........................................................     (2,791,364)      (1,465,559)
    Investor A Class ......................................................     (1,454,827)        (342,426)
    Investor B Class ......................................................       (990,272)        (564,148)
    Investor C Class ......................................................     (1,463,453)        (133,542)
                                                                              ------------     ------------
    Total distributions from net investment income ........................    (22,711,000)     (18,224,622)
                                                                              ------------     ------------
  Short-term and foreign currency gains:
    BlackRock Class .......................................................       (420,089)              --
    Institutional Class ...................................................       (550,887)              --
    Service Class .........................................................       (161,395)              --
    Investor A Class ......................................................        (57,758)              --
    Investor B Class ......................................................        (82,222)              --
    Investor C Class ......................................................        (55,357)              --
                                                                              ------------     ------------
    Total distributions from short-term and foreign currency gains ........     (1,327,708)              --
                                                                              ------------     ------------
  Long-term gains:
    BlackRock Class .......................................................       (133,454)              --
    Institutional Class ...................................................       (175,006)              --
    Service Class .........................................................        (51,272)              --
    Investor A Class ......................................................        (18,349)              --
    Investor B Class ......................................................        (26,120)              --
    Investor C Class ......................................................        (17,586)              --
                                                                              ------------     ------------
    Total distributions from long-term gains ..............................       (421,787)              --
                                                                              ------------     ------------
    Total distributions to shareholders ...................................    (24,460,495)     (18,224,622)
                                                                              ------------     ------------
Capital share transactions ................................................    598,469,001       78,266,809
                                                                              ------------     ------------
    Total increase (decrease) in net assets ...............................    607,616,144       90,040,270
                                                                              ------------     ------------
Net assets:
    Beginning of period ...................................................    334,932,314      244,892,044
                                                                              ------------     ------------
    End of period .........................................................   $942,548,458     $334,932,314
                                                                              ============     ============





                                                                                 INTERMEDIATE GOVERNMENT
                                                                                     BOND PORTFOLIO
                                                                              -----------------------------

                                                                                FOR THE          FOR THE
                                                                               YEAR ENDED       YEAR ENDED
                                                                                09/30/02          9/30/01
                                                                              ------------     ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .................................................   $ 17,977,168     $ 21,048,970
    Net realized gain on investments, futures, options,
      swap and swaption contracts and foreign currency related transactions      1,341,716        5,006,505
    Net unrealized gain on investments, futures, options,
      swap and swaption contracts and foreign currency related transactions      6,653,786       17,224,419
                                                                              ------------     ------------
    Net increase in net assets resulting from operations ..................     25,972,670       43,279,894
                                                                              ------------     ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class .......................................................             --               --
    Institutional Class ...................................................    (15,132,227)     (18,340,165)
    Service Class .........................................................       (305,780)      (1,692,974)
    Investor A Class ......................................................     (1,946,663)        (652,691)
    Investor B Class ......................................................       (197,258)         (96,851)
    Investor C Class ......................................................       (130,836)         (40,952)
                                                                              ------------     ------------
    Total distributions from net investment income ........................    (17,712,764)     (20,823,633)
                                                                              ------------     ------------
  Short-term and foreign currency gains:
    BlackRock Class .......................................................             --               --
    Institutional Class ...................................................             --               --
    Service Class .........................................................             --               --
    Investor A Class ......................................................             --               --
    Investor B Class ......................................................             --               --
    Investor C Class ......................................................             --               --
                                                                              ------------     ------------
    Total distributions from short-term and foreign currency gains ........             --               --
                                                                              ------------     ------------
  Long-term gains:
    BlackRock Class .......................................................             --               --
    Institutional Class ...................................................             --               --
    Service Class .........................................................             --               --
    Investor A Class ......................................................             --               --
    Investor B Class ......................................................             --               --
    Investor C Class ......................................................             --               --
                                                                              ------------     ------------
    Total distributions from long-term gains ..............................             --               --
                                                                              ------------     ------------
    Total distributions to shareholders ...................................    (17,712,764)     (20,823,633)
                                                                              ------------     ------------
Capital share transactions ................................................    (17,123,418)     (23,602,582)
                                                                              ------------     ------------
    Total increase (decrease) in net assets ...............................     (8,863,512)      (1,146,321)
                                                                              ------------     ------------
Net assets:
    Beginning of period ...................................................    360,946,864      362,093,185
                                                                              ------------     ------------
    End of period .........................................................   $352,083,352     $360,946,864
                                                                              ============     ============





                                                                                         INTERMEDIATE
                                                                                        BOND PORTFOLIO
                                                                              ---------------------------------

                                                                                 FOR THE            FOR THE
                                                                                YEAR ENDED         YEAR ENDED
                                                                                  9/30/02           9/30/01 1
                                                                              --------------     --------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .................................................   $   53,478,881     $   50,455,831
    Net realized gain on investments, futures, options,
      swap and swaption contracts and foreign currency related transactions        4,169,664         21,119,102
    Net unrealized gain on investments, futures, options,
      swap and swaption contracts and foreign currency related transactions        7,617,660         34,486,760
                                                                              --------------     --------------
    Net increase in net assets resulting from operations ..................       65,266,205        106,061,693
                                                                              --------------     --------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class .......................................................      (24,787,743)       (17,625,146)
    Institutional Class ...................................................      (24,500,859)       (32,052,305)
    Service Class .........................................................       (1,516,733)        (1,773,002)
    Investor A Class ......................................................       (1,030,448)          (300,202)
    Investor B Class ......................................................         (187,534)           (83,672)
    Investor C Class ......................................................          (76,414)           (29,037)
                                                                              --------------     --------------
    Total distributions from net investment income ........................      (52,099,731)       (51,863,364)
                                                                              --------------     --------------
  Short-term and foreign currency gains:
    BlackRock Class .......................................................       (4,951,377)                --
    Institutional Class ...................................................       (4,581,412)                --
    Service Class .........................................................         (319,610)                --
    Investor A Class ......................................................         (121,096)                --
    Investor B Class ......................................................          (32,065)                --
    Investor C Class ......................................................          (10,913)                --
                                                                              --------------     --------------
    Total distributions from short-term and foreign currency gains ........      (10,016,473)                --
                                                                              --------------     --------------
  Long-term gains:
    BlackRock Class .......................................................         (414,860)                --
    Institutional Class ...................................................         (383,862)                --
    Service Class .........................................................          (26,779)                --
    Investor A Class ......................................................          (10,146)                --
    Investor B Class ......................................................           (2,687)                --
    Investor C Class ......................................................             (913)                --
                                                                              --------------     --------------
    Total distributions from long-term gains ..............................         (839,247)                --
                                                                              --------------     --------------
    Total distributions to shareholders ...................................      (62,955,451)       (51,863,364)
                                                                              --------------     --------------
Capital share transactions ................................................     (252,663,845)       319,734,507
                                                                              --------------     --------------
    Total increase (decrease) in net assets ...............................     (250,353,091)       373,932,836
                                                                              --------------     --------------
Net assets:
    Beginning of period ...................................................    1,073,070,169        699,137,333
                                                                              --------------     --------------
    End of period .........................................................   $  822,717,078     $1,073,070,169
                                                                              ==============     ==============




                                                                                                                        CORE
                                                                                             CORE                 PLUS TOTAL RETURN
                                                                                  BOND TOTAL RETURN PORTFOLIO           PORTFOLIO
                                                                               ---------------------------------  -----------------
                                                                                                                       FOR THE
                                                                                  FOR THE            FOR THE      PERIOD 12/7/01 2
                                                                                 YEAR ENDED         YEAR ENDED         THROUGH
                                                                                   9/30/02            9/30/01          9/30/02
                                                                               --------------     --------------     -----------
Increase (decrease) in net assets:
  Operations:
    Net investment income .................................................    $  104,937,235     $   95,124,707     $ 2,863,175
    Net realized gain on investments, futures, options,
      swap and swaption contracts and foreign currency related transactions        31,013,370         46,059,120         632,940
    Net unrealized gain on investments, futures, options,
      swap and swaption contracts and foreign currency related transactions         6,681,496         57,902,640       1,814,816
                                                                               --------------     --------------     -----------
    Net increase in net assets resulting from operations ..................       142,632,101        199,086,467       5,310,931
                                                                               --------------     --------------     -----------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class .......................................................       (36,191,198)       (24,006,606)     (2,650,232)
    Institutional Class ...................................................       (57,661,322)       (63,592,088)        (58,512)
    Service Class .........................................................        (4,783,138)        (4,752,419)             (4)
    Investor A Class ......................................................        (3,323,548)          (739,460)         (1,080)
    Investor B Class ......................................................        (1,822,494)          (917,297)             (3)
    Investor C Class ......................................................        (1,143,455)          (585,340)             (3)
                                                                               --------------     --------------     -----------
    Total distributions from net investment income ........................      (104,925,155)       (94,593,210)     (2,709,834)
                                                                               --------------     --------------     -----------
  Short-term and foreign currency gains:
    BlackRock Class .......................................................        (8,740,612)                --        (224,995)
    Institutional Class ...................................................       (14,927,208)                --              --
    Service Class .........................................................        (1,433,530)                --              --
    Investor A Class ......................................................          (764,276)                --              (6)
    Investor B Class ......................................................          (606,889)                --              --
    Investor C Class ......................................................          (409,653)                --              --
                                                                               --------------     --------------     -----------
    Total distributions from short-term and foreign currency gains ........       (26,882,168)                --        (225,001)
                                                                               --------------     --------------     -----------
  Long-term gains:
    BlackRock Class .......................................................                --                 --              --
    Institutional Class ...................................................                --                 --              --
    Service Class .........................................................                --                 --              --
    Investor A Class ......................................................                --                 --              --
    Investor B Class ......................................................                --                 --              --
    Investor C Class ......................................................                --                 --              --
                                                                               --------------     --------------     -----------
    Total distributions from long-term gains ..............................                --                 --              --
                                                                               --------------     --------------     -----------
    Total distributions to shareholders ...................................      (131,807,323)       (94,593,210)     (2,934,835)
                                                                               --------------     --------------     -----------
Capital share transactions ................................................       170,363,969        253,606,123      93,128,784
                                                                               --------------     --------------     -----------
    Total increase (decrease) in net assets ...............................       181,188,747        358,099,380      95,504,880
                                                                               --------------     --------------     -----------
Net assets:
    Beginning of period ...................................................     1,811,088,835      1,452,989,455              --
                                                                               --------------     --------------     -----------
    End of period .........................................................    $1,992,277,582     $1,811,088,835     $95,504,880
                                                                               ==============     ==============     ===========

-----------
1 Certain  prior year  amounts  were  reclassified  to  conform to current  year presentation.
2 Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   68 and 69

                                 BLACKROCK FUNDS

                                                              GOVERNMENT                          GNMA
                                                          INCOME PORTFOLIO                      PORTFOLIO
                                                     ----------------------------     -----------------------------
                                                       FOR THE         FOR THE          FOR THE          FOR THE
                                                      YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                        9/30/02        9/30/01 1         9/30/02          9/30/01
                                                     ------------     -----------     ------------     ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ........................   $  2,309,923     $ 1,788,055     $ 10,485,749     $  6,693,257
    Net realized gain (loss)on investments,
      futures, options and swap contracts and
      foreign currency related transactions ......      2,583,419       1,877,246       (1,480,283)       3,403,532
    Net unrealized gain (loss) on investments,
      futures, options and swap contracts and
      foreign currency related transactions ......      3,039,060       1,585,184        6,213,134        2,809,548
                                                     ------------     -----------     ------------     ------------
    Net increase (decrease) in net assets
      resulting from operations ..................      7,932,402       5,250,485       15,218,600       12,906,337
                                                     ------------     -----------     ------------     ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ..............................             --              --               --               --
    Institutional Class ..........................             --              --       (9,763,133)      (6,319,252)
    Service Class ................................             --              --          (29,819)         (12,815)
    Investor A Class .............................       (937,178)       (505,689)        (472,753)        (158,831)
    Investor B Class .............................     (1,367,618)     (1,153,259)        (589,185)         (68,638)
    Investor C Class .............................       (300,015)        (89,095)        (771,713)         (15,818)
                                                     ------------     -----------     ------------     ------------
    Total distributions from net investment income     (2,604,811)     (1,748,043)     (11,626,603)      (6,575,354)
                                                     ------------     -----------     ------------     ------------
  Short-term and foreign currency gains:
    BlackRock Class ..............................             --              --               --               --
    Institutional Class ..........................             --              --       (2,572,529)              --
    Service Class ................................             --              --           (4,610)              --
    Investor A Class .............................       (128,697)             --          (87,124)              --
    Investor B Class .............................       (270,888)             --         (128,818)              --
    Investor C Class .............................        (32,600)             --          (42,781)              --
                                                     ------------     -----------     ------------     ------------
    Total distributions from short-term and
      foreign currency gains .....................       (432,185)             --       (2,835,862)              --
                                                     ------------     -----------     ------------     ------------
  Long-term gains:
    BlackRock Class ..............................             --              --               --               --
    Institutional Class ..........................             --              --               --               --
    Service Class ................................             --              --               --               --
    Investor A Class .............................       (237,648)             --               --               --
    Investor B Class .............................       (500,210)             --               --               --
    Investor C Class .............................        (60,198)             --               --               --
                                                     ------------     -----------     ------------     ------------
    Total distributions from long-term gains: ....       (798,056)             --               --               --
                                                     ------------     -----------     ------------     ------------
    Total distributions to shareholders ..........     (3,835,052)     (1,748,043)     (14,462,465)      (6,575,354)
                                                     ------------     -----------     ------------     ------------
Capital share transactions .......................     59,801,369      10,459,163      129,823,715       23,702,508
                                                     ------------     -----------     ------------     ------------
    Total increase (decrease) in net assets ......     63,898,719      13,961,605      130,579,850       30,033,491
                                                     ------------     -----------     ------------     ------------
Net assets:
    Beginning of period ..........................     45,564,665      31,603,060      127,585,288       97,551,797
                                                     ------------     -----------     ------------     ------------
    End of period ................................   $109,463,384     $45,564,665     $258,165,138     $127,585,288
                                                     ============     ===========     ============     ============


                                                                MANAGED                           INTERNATIONAL
                                                            INCOME PORTFOLIO                     BOND PORTFOLIO
                                                   ---------------------------------     -----------------------------
                                                       FOR THE            FOR THE           FOR THE         FOR THE
                                                     YEAR ENDED         YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                       9/30/02            9/30/01           9/30/02        9/30/01 1
                                                   --------------     --------------     ------------     ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ........................ $   70,144,874     $   83,609,988     $  5,058,902     $  5,084,815
    Net realized gain (loss)on investments,
      futures, options and swap contracts and
      foreign currency related transactions ......      6,879,790         33,553,776          126,408         (779,605)
    Net unrealized gain (loss) on investments,
      futures, options and swap contracts and
      foreign currency related transactions ......      3,041,486         61,344,186        2,830,545        6,440,968
                                                   --------------     --------------     ------------     ------------
    Net increase (decrease) in net assets
      resulting from operations ..................     80,066,150        178,507,950        8,015,855       10,746,178
                                                   --------------     --------------     ------------     ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ..............................             --                 --               --               --
    Institutional Class ..........................    (51,848,352)       (65,360,615)      (3,726,199)      (9,402,132)
    Service Class ................................    (11,299,917)       (16,800,681)        (423,962)        (625,026)
    Investor A Class .............................     (2,259,939)        (1,019,722)        (718,421)        (953,434)
    Investor B Class .............................       (361,940)          (293,636)        (186,314)        (464,939)
    Investor C Class .............................        (16,325)           (10,220)         (88,091)        (312,010)
                                                   --------------     --------------     ------------     ------------
    Total distributions from net investment income    (65,786,473)       (83,484,874)      (5,142,987)     (11,757,541)
                                                   --------------     --------------     ------------     ------------
  Short-term and foreign currency gains:
    BlackRock Class ..............................             --                 --               --               --
    Institutional Class ..........................     (2,800,628)                --         (654,594)              --
    Service Class ................................       (415,446)                --         (501,185)              --
    Investor A Class .............................       (159,946)                --         (733,893)              --
    Investor B Class .............................        (29,036)                --         (211,910)              --
    Investor C Class .............................         (1,683)                --         (155,360)              --
                                                   --------------     --------------     ------------     ------------
    Total distributions from short-term and
      foreign currency gains .....................     (3,406,739)                --       (2,256,942)              --
                                                   --------------     --------------     ------------     ------------
  Long-term gains:
    BlackRock Class ..............................             --                 --               --               --
    Institutional Class ..........................             --                 --               --               --
    Service Class ................................             --                 --               --               --
    Investor A Class .............................             --                 --               --               --
    Investor B Class .............................             --                 --               --               --
    Investor C Class .............................             --                 --               --               --
                                                   --------------     --------------     ------------     ------------
    Total distributions from long-term gains: ....             --                 --               --               --
                                                   --------------     --------------     ------------     ------------
    Total distributions to shareholders ..........    (69,193,212)       (83,484,874)      (7,399,929)     (11,757,541)
                                                   --------------     --------------     ------------     ------------
Capital share transactions .......................   (195,524,159)      (250,393,816)       8,481,426       29,884,916
                                                   --------------     --------------     ------------     ------------
    Total increase (decrease) in net assets ......   (184,651,221)      (155,370,740)       9,097,352       28,873,553
                                                   --------------     --------------     ------------     ------------
Net assets:
    Beginning of period ..........................  1,308,876,781      1,464,247,521      113,083,215       84,209,662
                                                   --------------     --------------     ------------     ------------
    End of period ................................ $1,124,225,560     $1,308,876,781     $122,180,567     $113,083,215
                                                   ==============     ==============     ============     ============


                                                               HIGH YIELD
                                                             BOND PORTFOLIO
                                                      -----------------------------
                                                        FOR THE           FOR THE
                                                       YEAR ENDED       YEAR ENDED
                                                        9/30/02         9/30/01 1
                                                      ------------     ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ........................    $ 28,029,860     $ 15,849,964
    Net realized gain (loss)on investments,
      futures, options and swap contracts and
      foreign currency related transactions ......     (30,084,562)      (4,631,655)
    Net unrealized gain (loss) on investments,
      futures, options and swap contracts and
      foreign currency related transactions ......      (1,800,698)     (23,320,527)
                                                      ------------     ------------
    Net increase (decrease) in net assets
      resulting from operations ..................      (3,855,400)     (12,102,218)
                                                      ------------     ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ..............................      (3,769,468)        (267,004)
    Institutional Class ..........................     (14,568,214)     (10,898,273)
    Service Class ................................        (740,984)          (3,701)
    Investor A Class .............................      (1,705,571)        (868,819)
    Investor B Class .............................      (5,564,730)      (5,321,058)
    Investor C Class .............................      (1,639,857)        (911,811)
                                                      ------------     ------------
    Total distributions from net investment income     (27,988,824)     (18,270,666)
                                                      ------------     ------------
  Short-term and foreign currency gains:
    BlackRock Class ..............................              --               --
    Institutional Class ..........................              --               --
    Service Class ................................              --               --
    Investor A Class .............................              --               --
    Investor B Class .............................              --               --
    Investor C Class .............................              --               --
                                                      ------------     ------------
    Total distributions from short-term and
      foreign currency gains .....................              --               --
                                                      ------------     ------------
  Long-term gains:
    BlackRock Class ..............................              --               --
    Institutional Class ..........................              --               --
    Service Class ................................              --               --
    Investor A Class .............................              --               --
    Investor B Class .............................              --               --
    Investor C Class .............................              --               --
                                                      ------------     ------------
    Total distributions from long-term gains: ....              --               --
                                                      ------------     ------------
    Total distributions to shareholders ..........     (27,988,824)     (18,270,666)
                                                      ------------     ------------
Capital share transactions .......................      92,453,499      102,264,497
                                                      ------------     ------------
    Total increase (decrease) in net assets ......      60,609,275       71,891,613
                                                      ------------     ------------
Net assets:
    Beginning of period ..........................     193,522,989      121,631,376
                                                      ------------     ------------
    End of period ................................    $254,132,264     $193,522,989
                                                      ============     ============

----------
1 Certain prior year amounts were reclassified to conform to current year presentation.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

70 and 71

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                    NET                            NET GAIN                                           NET
                                   ASSET                          (LOSS) ON        DISTRIBUTIONS   DISTRIBUTIONS     ASSET
                                   VALUE            NET          INVESTMENTS         FROM NET        FROM NET        VALUE
                                 BEGINNING      INVESTMENT     (BOTH REALIZED       INVESTMENT       REALIZED       END OF
                                 OF PERIOD        INCOME       AND UNREALIZED)       INCOME 7          GAINS        PERIOD
----------------------------------------------------------------------------------------------------------------------------------
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
9/30/02                           $10.20           $0.42           $ 0.13             $(0.45)          $(0.05)      $10.25
9/30/01                             9.81            0.57             0.42              (0.60)              --        10.20
9/30/00                             9.82            0.62            (0.02)             (0.61)              --         9.81
9/30/99                            10.03            0.61            (0.22)             (0.60)              --         9.82
9/30/98                             9.89            0.59             0.12              (0.57)              --        10.03

INSTITUTIONAL CLASS
9/30/02                           $10.21           $0.41           $ 0.12             $(0.44)          $(0.05)      $10.25
9/30/01                             9.82            0.56             0.41              (0.58)              --        10.21
9/30/00                             9.82            0.61            (0.01)             (0.60)              --         9.82
9/30/99                            10.03            0.58            (0.20)             (0.59)              --         9.82
9/30/98                             9.89            0.56             0.14              (0.56)              --        10.03

SERVICE CLASS
9/30/02                           $10.21           $0.38           $ 0.12             $(0.41)          $(0.05)      $10.25
9/30/01                             9.82            0.53             0.41              (0.55)              --        10.21
9/30/00                             9.82            0.57             0.00              (0.57)              --         9.82
9/30/99                            10.03            0.55            (0.20)             (0.56)              --         9.82
9/30/98                             9.89            0.66             0.01              (0.53)              --        10.03

INVESTOR A CLASS
9/30/02                           $10.21           $0.36           $ 0.13             $(0.39)          $(0.05)      $10.26
9/30/01                             9.82            0.52             0.41              (0.54)              --        10.21
9/30/00                             9.82            0.55             0.00              (0.55)              --         9.82
9/30/99                            10.03            0.54            (0.21)             (0.54)              --         9.82
9/30/98                             9.89            0.51             0.14              (0.51)              --        10.03

Investor B Class
9/30/02                           $10.21           $0.29           $ 0.12             $(0.32)          $(0.05)      $10.25
9/30/01                             9.82            0.44             0.41              (0.46)              --        10.21
9/30/00                             9.82            0.48             0.00              (0.48)              --         9.82
9/30/99                            10.03            0.45            (0.19)             (0.47)              --         9.82
9/30/98                             9.89            0.41             0.17              (0.44)              --        10.03

INVESTOR C CLASS
9/30/02                           $10.21           $0.30           $ 0.11             $(0.32)          $(0.05)      $10.25
9/30/01                             9.82            0.44             0.41              (0.46)              --        10.21
9/30/00                             9.82            0.48             0.00              (0.48)              --         9.82
9/30/99                            10.03            0.46            (0.20)             (0.47)              --         9.82
9/30/98                             9.89            0.44             0.14              (0.44)              --        10.03

--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/02                           $10.55           $0.54           $ 0.27             $(0.54)          $   --       $10.82
9/30/01                             9.91            0.61             0.63              (0.60)              --        10.55
9/30/00                             9.89            0.61             0.01              (0.59)           (0.01)        9.91
9/30/99                            10.48            0.59            (0.51)             (0.59)           (0.08)        9.89
9/30/98                            10.11            0.57             0.39              (0.59)              --        10.48

SERVICE CLASS
9/30/02                           $10.55           $0.51           $ 0.26             $(0.51)           $  --       $10.81
9/30/01                             9.91            0.58             0.63              (0.57)              --        10.55
9/30/00                             9.89            0.58             0.01              (0.56)           (0.01)        9.91
9/30/99                            10.48            0.56            (0.51)             (0.56)           (0.08)        9.89
9/30/98                            10.11            0.58             0.35              (0.56)              --        10.48

INVESTOR A CLASS
9/30/02                           $10.57           $0.49           $ 0.27             $(0.49)           $  --       $10.84
9/30/01                             9.91            0.56             0.65              (0.55)              --        10.57
9/30/00                             9.89            0.55             0.02              (0.54)           (0.01)        9.91
9/30/99                            10.48            0.54            (0.51)             (0.54)           (0.08)        9.89
9/30/98                            10.11            0.53             0.38              (0.54)              --        10.48




                                                                         RATIO OF
                                             NET                        EXPENSES TO     RATIO OF EXPENSES
                                           ASSETS        RATIO OF       AVERAGE NET        TO AVERAGE        RATIO OF NET
                                           END OF       EXPENSES TO       ASSETS           NET ASSETS      INVESTMENT INCOME
                                 TOTAL     PERIOD       AVERAGE NET     (EXCLUDING         (EXCLUDING       TO AVERAGE NET
                                 RETURN     (000)         ASSETS     INTEREST EXPENSE)      WAIVERS)            ASSETS
------------------------------------------------------------------------------------------------------------------------------
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
9/30/02                           5.58%    $281,844        0.40%           0.40%              0.79%               3.86%
9/30/01                          10.38      114,205        0.99            0.40               1.28                5.78
9/30/00                           6.35       86,868        2.25            0.40               2.66                6.30
9/30/99                           4.06       79,326        2.26            0.41               2.59                6.04
9/30/98                           7.44      140,493        1.59            0.40               1.99                5.93

INSTITUTIONAL CLASS
9/30/02                           5.32%    $298,698        0.55%           0.55%              0.81%               3.76%
9/30/01                          10.21      135,243        1.24            0.55               1.52                5.64
9/30/00                           6.29      126,818        2.43            0.55               2.71                6.16
9/30/99                           3.91      157,553        2.39            0.56               2.67                5.89
9/30/98                           7.28      166,887        1.80            0.55               2.20                5.77

SERVICE CLASS
9/30/02                           5.01%    $120,857        0.85%           0.85%              1.11%               3.40%
9/30/01                           9.88       42,909        1.41            0.85               1.68                5.26
9/30/00                           5.98       19,745        2.77            0.85               3.05                5.86
9/30/99                           3.60       16,872        2.70            0.86               2.97                5.59
9/30/98                           6.96       18,393        1.98            0.85               2.38                5.49

INVESTOR A CLASS
9/30/02                           4.93% 3  $ 69,211        1.02%           1.02%              1.27%               3.18%
9/30/01                           9.70 3     12,808        1.43            1.00               1.70                4.92
9/30/00                           5.80 3      2,512        2.94            1.02               3.22                5.69
9/30/99                           3.42 3      2,594        2.79            1.02               3.07                5.38
9/30/98                           6.78 3      2,850        2.32            1.02               2.72                5.29

Investor B Class
9/30/02                           4.05% 4  $ 53,087        1.77%           1.77%              2.02%               2.48%
9/30/01                           8.89 4     20,485        2.28            1.76               2.55                4.29
9/30/00                           5.01 4      8,142        3.66            1.77               3.94                4.93
9/30/99                           2.65 4      7,549        3.41            1.75               3.67                4.59
9/30/98                           5.99 4        398        3.08            1.76               3.48                4.50

INVESTOR C CLASS
9/30/02                           4.05% 4  $118,851        1.77%           1.77%              2.00%               2.30%
9/30/01                           8.89 4      9,282        1.99            1.72               2.26                4.05
9/30/00                           5.01 4        807        3.69            1.77               3.97                4.96
9/30/99                           2.65 4      1,570        3.47            1.77               3.72                4.62
9/30/98                           5.99 4        342        2.98            1.75               3.38                4.47

---------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
---------------------------------------
INSTITUTIONAL CLASS
9/30/02                           7.97%    $281,983        0.60%           0.60%              0.83%               5.26%
9/30/01                          12.90      309,383        1.33            0.60               1.54                5.97
9/30/00                           6.54      325,510        1.02            0.60               1.23                6.17
9/30/99                           0.75      388,917        0.81            0.60               1.02                5.77
9/30/98                           9.83      441,691        0.63            0.59               0.89                5.72

SERVICE CLASS
9/30/02                           7.56%     $ 2,007        0.91%           0.90%              1.12%               5.23%
9/30/01                          12.56       32,336        1.56            0.90               1.78                5.65
9/30/00                           6.23       25,325        1.32            0.90               1.54                5.87
9/30/99                           0.45       26,687        1.11            0.90               1.32                5.47
9/30/98                           9.50       29,697        0.91            0.88               1.17                5.51

INVESTOR A CLASS
9/30/02                           7.46% 3  $ 52,507        1.08%           1.07%              1.30%               4.71%
9/30/01                          12.58 3     14,033        1.64            1.04               1.85                5.29
9/30/00                           6.05 3      9,262        1.47            1.08               1.69                5.66
9/30/99                           0.28 3      7,239        1.25            1.06               1.46                5.29
9/30/98                           9.32 3      7,972        1.09            1.05               1.35                5.33




                                    RATIO OF NET
                                 INVESTMENT INCOME
                                    TO AVERAGE
                                    NET ASSETS        PORTFOLIO
                                    (EXCLUDING        TURNOVER
                                     WAIVERS)           RATE
---------------------------------------------------------------
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
9/30/02                                3.47%            195%
9/30/01                                5.48             168
9/30/00                                5.89             182
9/30/99                                5.71             177
9/30/98                                5.53             227

INSTITUTIONAL CLASS
9/30/02                                3.50%            195%
9/30/01                                5.36             168
9/30/00                                5.88             182
9/30/99                                5.62             177
9/30/98                                5.37             227

SERVICE CLASS
9/30/02                                3.15%            195%
9/30/01                                4.98             168
9/30/00                                5.58             182
9/30/99                                5.32             177
9/30/98                                5.09             227

INVESTOR A CLASS
9/30/02                                2.93%            195%
9/30/01                                4.65             168
9/30/00                                5.41             182
9/30/99                                5.10             177
9/30/98                                4.89             227

Investor B Class
9/30/02                                2.23%            195%
9/30/01                                4.02             168
9/30/00                                4.65             182
9/30/99                                4.34             177
9/30/98                                4.10             227

INVESTOR C CLASS
9/30/02                                2.05%            195%
9/30/01                                3.78             168
9/30/00                                4.68             182
9/30/99                                4.37             177
9/30/98                                4.07             227

---------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
---------------------------------------
INSTITUTIONAL CLASS
9/30/02                                5.04%            183%
9/30/01                                5.75             157
9/30/00                                5.96             131
9/30/99                                5.56             191
9/30/98                                5.46             272

SERVICE CLASS
9/30/02                                5.01%            183%
9/30/01                                5.43             157
9/30/00                                5.66             131
9/30/99                                5.26             191
9/30/98                                5.25             272

INVESTOR A CLASS
9/30/02                                4.49%            183%
9/30/01                                5.08             157
9/30/00                                5.45             131
9/30/99                                5.08             191
9/30/98                                5.07             272

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   72 and 73

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET                            NET GAIN                                           NET
                                   ASSET                          (LOSS) ON        DISTRIBUTIONS   DISTRIBUTIONS     ASSET
                                   VALUE            NET          INVESTMENTS         FROM NET        FROM NET        VALUE
                                 BEGINNING      INVESTMENT     (BOTH REALIZED       INVESTMENT       REALIZED       END OF
                                 OF PERIOD        INCOME       AND UNREALIZED)        INCOME           GAINS        PERIOD
---------------------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
9/30/02                           $10.55           $0.41           $ 0.27             $(0.41)           $  --       $10.82
9/30/01                             9.91            0.48             0.64              (0.48)              --        10.55
9/30/00                             9.89            0.49             0.01              (0.47)           (0.01)        9.91
9/30/99                            10.48            0.46            (0.51)             (0.46)           (0.08)        9.89
9/30/98                            10.11            0.47             0.37              (0.47)              --        10.48
Investor C Class
9/30/02                           $10.55           $0.41           $ 0.28             $(0.41)           $  --       $10.83
9/30/01                             9.91            0.48             0.64              (0.48)              --        10.55
9/30/00                             9.89            0.48             0.02              (0.47)           (0.01)        9.91
9/30/99                            10.48            0.46            (0.51)             (0.46)           (0.08)        9.89
9/30/98                            10.11            0.47             0.37              (0.47)              --        10.48

---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
9/30/02                           $ 9.72           $0.56           $ 0.17             $(0.54)          $(0.10)      $ 9.81
9/30/01                             9.13            0.57             0.61              (0.59)              --         9.72
9/30/00                             9.10            0.58             0.03              (0.58)              --         9.13
9/30/99                             9.67            0.58            (0.47)             (0.58)           (0.10)        9.10
5/1/98 1 through 9/30/98            9.46            0.24             0.26              (0.24)           (0.05)        9.67
Institutional Class
9/30/02                           $ 9.71           $0.55           $ 0.18             $(0.53)          $(0.10)      $ 9.81
9/30/01                             9.13            0.56             0.60              (0.58)              --         9.71
9/30/00                             9.10            0.58             0.02              (0.57)              --         9.13
9/30/99                             9.67            0.57            (0.47)             (0.57)           (0.10)        9.10
9/30/98                             9.49            0.57             0.23              (0.57)           (0.05)        9.67

SERVICE CLASS
9/30/02                           $ 9.71           $0.52           $ 0.18             $(0.50)          $(0.10)      $ 9.81
9/30/01                             9.13            0.53             0.60              (0.55)              --         9.71
9/30/00                             9.10            0.55             0.02              (0.54)              --         9.13
9/30/99                             9.67            0.54            (0.47)             (0.54)           (0.10)        9.10
9/30/98                             9.49            0.58             0.20              (0.55)           (0.05)        9.67

INVESTOR A CLASS
9/30/02                           $ 9.71           $0.50           $ 0.18             $(0.48)          $(0.10)      $ 9.81
9/30/01                             9.12            0.52             0.61              (0.54)              --         9.71
9/30/00                             9.10            0.53             0.02              (0.53)              --         9.12
9/30/99                             9.67            0.52            (0.47)             (0.52)           (0.10)        9.10
9/30/98                             9.49            0.53             0.23              (0.53)           (0.05)        9.67

INVESTOR B CLASS
9/30/02                           $ 9.72           $0.43           $ 0.17             $(0.41)          $(0.10)      $ 9.81
9/30/01                             9.13            0.45             0.61              (0.47)              --         9.72
9/30/00                             9.10            0.47             0.02              (0.46)              --         9.13
9/30/99                             9.67            0.45            (0.47)             (0.45)           (0.10)        9.10
2/5/98 1 through 9/30/98            9.51            0.29             0.21              (0.29)           (0.05)        9.67

INVESTOR C CLASS
9/30/02                           $ 9.72           $0.42           $ 0.19             $(0.41)          $(0.10)      $ 9.82
9/30/01                             9.14            0.45             0.60              (0.47)              --         9.72
9/30/00                             9.10            0.46             0.04              (0.46)              --         9.14
10/16/98 1 through 9/30/99          9.65            0.43            (0.45)             (0.43)           (0.10)        9.10

--------------------------------
CORE BOND TOTAL RETURN PORTFOLIO
--------------------------------
BLACKROCK CLASS
9/30/02                           $ 9.98           $0.55           $ 0.19             $(0.58)          $(0.12)      $10.02
9/30/01                             9.36            0.58             0.62              (0.58)              --         9.98
9/30/00                             9.31            0.61             0.05              (0.60)           (0.01)        9.36
9/30/99                            10.12            0.59            (0.60)             (0.58)           (0.22)        9.31
9/30/98                             9.82            0.61             0.40              (0.62)           (0.09)       10.12


                                                                                         RATIO OF
                                                             NET                        EXPENSES TO     RATIO OF EXPENSES
                                                           ASSETS        RATIO OF       AVERAGE NET        TO AVERAGE
                                                           END OF       EXPENSES TO       ASSETS           NET ASSETS
                                                 TOTAL     PERIOD       AVERAGE NET     (EXCLUDING         (EXCLUDING
                                                 RETURN     (000)         ASSETS     INTEREST EXPENSE)      WAIVERS)
--------------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
9/30/02                                           6.68% 4   $ 8,197        1.81%           1.81%              2.04%
9/30/01                                          11.55 4      3,518        2.34            1.81               2.56
9/30/00                                           5.26 4      1,398        2.24            1.81               2.45
9/30/99                                          (0.47) 4       809        1.97            1.80               2.19
9/30/98                                           8.51 4        361        1.84            1.79               2.10
Investor C Class
9/30/02                                           6.77% 4   $ 7,389        1.81%           1.81%              2.03%
9/30/01                                          11.55 4      1,677        2.24            1.77               2.45
9/30/00                                           5.26 4        598        2.23            1.81               2.44
9/30/99                                          (0.47) 4       468        2.00            1.81               2.22
9/30/98                                           8.51 4        299        1.81            1.78               2.07

---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
9/30/02                                           7.87%    $371,857        0.48%           0.45%              0.81%
9/30/01                                          13.39      524,046        0.70            0.45               0.92
9/30/00                                           7.05      152,412        1.24            0.45               1.59
9/30/99                                           1.25       42,311        1.61            0.44               1.87
5/1/98 1 through 9/30/98                          8.86       48,365        1.43 2          0.45 2             1.70 2
Institutional Class
9/30/02                                           7.82%    $378,616        0.63%           0.60%              0.84%
9/30/01                                          13.11      502,749        0.95            0.60               1.16
9/30/00                                           6.89      516,538        1.43            0.60               1.65
9/30/99                                           1.10      476,236        1.74            0.60               1.96
9/30/98                                           8.81      490,674        1.72            0.59               1.99

SERVICE CLASS
9/30/02                                           7.50%    $ 35,198        0.94%           0.90%              1.15%
9/30/01                                          12.77       35,351        1.21            0.90               1.41
9/30/00                                           6.57       25,242        1.74            0.90               1.96
9/30/99                                           0.80       24,299        2.05            0.90               2.26
9/30/98                                           8.48       25,946        2.06            0.89               2.33

INVESTOR A CLASS
9/30/02                                           7.32% 3  $ 26,805        1.12%           1.07%              1.33%
9/30/01                                          12.58 3      7,106        1.33            1.06               1.54
9/30/00                                           6.27 3      3,398        1.95            1.08               2.16
9/30/99                                           0.62 3      2,387        2.21            1.08               2.43
9/30/98                                           8.30 3      1,648        2.22            1.06               2.49

INVESTOR B CLASS
9/30/02                                           6.41% 4   $ 6,291        1.86%           1.81%              2.07%
9/30/01                                          11.87 4      2,933        2.05            1.80               2.25
9/30/00                                           5.60 4      1,071        2.66            1.82               2.87
9/30/99                                          (0.13) 4     1,010        2.81            1.79               3.02
2/5/98 1 through 9/30/98                          7.83 4        111        2.79 2          1.75 2             3.06 2

INVESTOR C CLASS
9/30/02                                           6.52% 4   $ 3,950        1.85%           1.80%              2.06%
9/30/01                                          11.74 4        885        2.11            1.81               2.31
9/30/00                                           5.71 4        475        2.71            1.82               2.92
10/16/98 1 through 9/30/99                       (0.18) 4       420        2.81 2          1.82 2             3.02 2

--------------------------------
CORE BOND TOTAL RETURN PORTFOLIO
--------------------------------
BLACKROCK CLASS
9/30/02                                           7.74%    $763,736        0.46%           0.40%              0.79%
9/30/01                                          13.21      530,153        0.47            0.40               0.72
9/30/00                                           7.45      320,489        0.62            0.40               0.99
9/30/99                                          (0.02)     160,791        0.79            0.40               1.07
9/30/98                                          10.74       92,723        0.68            0.40               1.02



                                                             RATIO OF NET
                                                          INVESTMENT INCOME
                                        RATIO OF NET         TO AVERAGE
                                      INVESTMENT INCOME      NET ASSETS        PORTFOLIO
                                       TO AVERAGE NET        (EXCLUDING        TURNOVER
                                           ASSETS             WAIVERS)           RATE
----------------------------------------------------------------------------------------
INVESTOR B CLASS
9/30/02                                      3.88%              3.66%            183%
9/30/01                                      4.67               4.46             157
9/30/00                                      4.96               4.75             131
9/30/99                                      4.57               4.34             191
9/30/98                                      4.61               4.35             272
Investor C Class
9/30/02                                      3.81%              3.59%            183%
9/30/01                                      4.57               4.36             157
9/30/00                                      4.87               4.66             131
9/30/99                                      4.56               4.34             191
9/30/98                                      4.48               4.22             272

---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
9/30/02                                      5.82%              5.50%            239%
9/30/01                                      6.07               5.85             250
9/30/00                                      6.58               6.23             199
9/30/99                                      6.27               6.00             221
5/1/98 1 through 9/30/98                     5.98 2             5.71 2           221
Institutional Class
9/30/02                                      5.68%              5.47%            239%
9/30/01                                      6.02               5.82             250
9/30/00                                      6.42               6.20             199
9/30/99                                      6.12               5.90             221
9/30/98                                      6.05               5.78             221

SERVICE CLASS
9/30/02                                      5.38%              5.17%            239%
9/30/01                                      5.69               5.48             250
9/30/00                                      6.12               5.90             199
9/30/99                                      5.81               5.60             221
9/30/98                                      5.78               5.51             221

INVESTOR A CLASS
9/30/02                                      5.22%              5.01%            239%
9/30/01                                      5.44               5.24             250
9/30/00                                      5.98               5.76             199
9/30/99                                      5.70               5.49             221
9/30/98                                      5.64               5.37             221

INVESTOR B CLASS
9/30/02                                      4.45%              4.24%            239%
9/30/01                                      4.67               4.47             250
9/30/00                                      5.19               4.97             199
9/30/99                                      4.89               4.68             221
2/5/98 1 through 9/30/98                     4.50 2             4.23 2           221

INVESTOR C CLASS
9/30/02                                      4.39%              4.18%            239%
9/30/01                                      4.73               4.53             250
9/30/00                                      5.20               4.98             199
10/16/98 1 through 9/30/99                   4.99 2             4.77 2           221

--------------------------------
CORE BOND TOTAL RETURN PORTFOLIO
--------------------------------
BLACKROCK CLASS
9/30/02                                      5.58%              5.24%            359%
9/30/01                                      6.02               5.78             304
9/30/00                                      6.68               6.31             248
9/30/99                                      6.13               5.85             328
9/30/98                                      6.14               5.80             405

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   74 and 75

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                   NET                      NET GAIN                                                    NET
                                  ASSET                    (LOSS) ON     DISTRIBUTIONS                 DISTRIBUTIONS   ASSET
                                  VALUE         NET        INVESTMENTS      FROM NET    DISTRIBUTIONS     FROM NET     VALUE
                                BEGINNING   INVESTMENT   (BOTH REALIZED    INVESTMENT       FROM         REALIZED     END OF
                                OF PERIOD     INCOME     AND UNREALIZED)    INCOME 7       CAPITAL         GAINS      PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
9/30/02                           $ 9.98       $0.54         $ 0.17         $(0.57)         $  --         $(0.12)     $10.00
9/30/01                             9.36        0.57           0.62          (0.57)            --             --        9.98
9/30/00                             9.31        0.60           0.05          (0.59)            --          (0.01)       9.36
9/30/99                            10.12        0.57          (0.59)         (0.57)            --          (0.22)       9.31
9/30/98                             9.82        0.59           0.40          (0.60)            --          (0.09)      10.12

SERVICE CLASS
9/30/02                           $ 9.98       $0.53         $ 0.14         $(0.54)         $  --         $(0.12)      $9.99
9/30/01                             9.36        0.54           0.62          (0.54)            --             --        9.98
9/30/00                             9.31        0.57           0.05          (0.56)            --          (0.01)       9.36
9/30/99                            10.12        0.54          (0.59)         (0.54)            --          (0.22)       9.31
9/30/98                             9.82        0.56           0.40          (0.57)            --          (0.09)      10.12

INVESTOR A CLASS
9/30/02                           $ 9.99       $0.48         $ 0.17         $(0.52)         $  --         $(0.12)     $10.00
9/30/01                             9.36        0.52           0.63          (0.52)            --             --        9.99
9/30/00                             9.31        0.55           0.05          (0.54)            --          (0.01)       9.36
9/30/99                            10.12        0.53          (0.60)         (0.52)            --          (0.22)       9.31
9/30/98                             9.82        0.55           0.40          (0.56)            --          (0.09)      10.12
Investor B Class
9/30/02                           $ 9.98       $0.42         $ 0.17         $(0.45)         $  --         $(0.12)     $10.00
9/30/01                             9.35        0.46           0.62          (0.45)            --             --        9.98
9/30/00                             9.31        0.48           0.04          (0.47)            --          (0.01)       9.35
9/30/99                            10.12        0.46          (0.60)         (0.45)            --          (0.22)       9.31
9/30/98                             9.82        0.47           0.40          (0.48)            --          (0.09)      10.12

INVESTOR C CLASS
9/30/02                           $ 9.99       $0.42         $ 0.17         $(0.45)            --         $(0.12)     $10.01
9/30/01                             9.35        0.46           0.63          (0.45)            --             --        9.99
9/30/00                             9.31        0.47           0.05          (0.47)            --          (0.01)       9.35
9/30/99                            10.12        0.47          (0.61)         (0.45)            --          (0.22)       9.31
9/30/98                             9.82        0.47           0.40          (0.48)            --          (0.09)      10.12

--------------------------------
CORE PLUS TOTAL RETURN PORTFOLIO
--------------------------------
BLACKROCK CLASS
  12/7/01 1 through 9/30/02       $10.00       $0.40         $ 0.32         $(0.41)         $  --          $  --      $10.31

INSTITUTIONAL CLASS
12/7/01 1 through 9/30/02         $10.00       $0.24         $ 0.47         $(0.40)         $  --          $  --      $10.31

SERVICE CLASS
12/7/01 1 through 9/30/02         $10.00       $0.23         $ 0.48         $(0.40)         $  --          $  --      $10.31

INVESTOR A CLASS
12/7/01 1 through 9/30/02         $10.00       $0.08         $ 0.59         $(0.36)         $  --          $  --      $10.31

INVESTOR B CLASS
12/7/01 1 through 9/30/02         $10.00       $0.43         $ 0.21         $(0.33)         $  --          $  --      $10.31

INVESTOR C CLASS
12/7/01 1 through 9/30/02         $10.00       $0.43         $ 0.21         $(0.33)         $  --          $  --      $10.31

---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
INVESTOR A CLASS
9/30/02                           $10.99       $0.43 8       $ 0.76         $(0.51)         $  --         $(0.27)     $11.40
9/30/01                            10.03        0.55           0.95          (0.54)            --             --       10.99
9/30/00                             9.92        0.56           0.13          (0.54)         (0.04)            --       10.03
9/30/99                            10.84        0.55          (0.70)         (0.54)         (0.07)         (0.16)       9.92
9/30/98                            10.49        0.53           0.54          (0.61)            --          (0.11)      10.84
Investor B Class
9/30/02                           $10.98       $0.37 8       $ 0.75         $(0.43)         $  --         $(0.27)     $11.40
9/30/01                            10.03        0.47           0.94          (0.46)            --             --       10.98
9/30/00                             9.92        0.49           0.13          (0.47)         (0.04)            --       10.03
9/30/99                            10.84        0.47          (0.70)         (0.46)         (0.07)         (0.16)       9.92
9/30/98                            10.49        0.54           0.50          (0.58)            --          (0.11)      10.84



                                                                             RATIO OF
                                                  NET                       EXPENSES TO      RATIO OF EXPENSES
                                                ASSETS       RATIO OF       AVERAGE NET         TO AVERAGE        RATIO OF NET
                                                END OF      EXPENSES TO       ASSETS            NET ASSETS      INVESTMENT INCOME
                                      TOTAL     PERIOD      AVERAGE NET     (EXCLUDING          (EXCLUDING       TO AVERAGE NET
                                     RETURN      (000)        ASSETS     INTEREST EXPENSE)       WAIVERS)            ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
9/30/02                                7.36%   $ 918,935       0.60%            0.55%              0.82%              5.46%
9/30/01                               13.04    1,088,073       0.63             0.55               0.85               5.90
9/30/00                                7.29    1,051,089       0.78             0.55               1.02               6.51
9/30/99                               (0.17)     712,529       0.93             0.55               1.19               5.94
9/30/98                               10.57      673,823       0.83             0.55               1.17               6.00

SERVICE CLASS
9/30/02                                6.94%  $  115,774       0.91%            0.85%              1.13%              5.17%
9/30/01                               12.71      112,748       0.91             0.85               1.13               5.55
9/30/00                                6.98       59,334       1.11             0.85               1.35               6.19
9/30/99                               (0.47)      65,758       1.23             0.86               1.48               5.63
9/30/98                               10.24       70,111       1.18             0.85               1.52               5.72

INVESTOR A CLASS
9/30/02                                6.75% 3 $  90,460       1.08%            1.02%              1.30%              4.99%
9/30/01                               12.63 3     22,123       1.07             1.02               1.28               5.33
9/30/00                                5.89 3      6,977       1.27             1.02               1.51               5.98
9/30/99                               (0.64) 3     6,776       1.41             1.03               1.66               5.48
9/30/98                               10.04 3      5,108       1.27             0.98               1.61               5.49
Investor B Class
9/30/02                                6.06% 4 $  56,047       1.83%            1.76%              2.04%              4.24%
9/30/01                               11.69 4     36,314       1.81             1.75               2.02               4.60
9/30/00                                5.89 4     12,189       2.04             1.77               2.28               5.26
9/30/99                               (1.38) 4    14,383       2.15             1.77               2.41               4.72
9/30/98                                9.20 4     11,734       2.01             1.76               2.35               4.78

INVESTOR C CLASS
9/30/02                                6.06% 4 $  47,326       1.82%            1.76%              2.04%              4.24%
9/30/01                               11.80 4     21,678       1.79             1.75               2.00               4.56
9/30/00                                6.00 4      2,911       2.07             1.77               2.31               5.20
9/30/99                               (1.38) 4     6,762       2.16             1.76               2.40               4.81
9/30/98                                9.20 4      2,035       1.90             1.73               2.24               4.75

--------------------------------
CORE PLUS TOTAL RETURN PORTFOLIO
--------------------------------
BLACKROCK CLASS
12/7/01 1 through 9/30/02              7.37%   $  95,503       0.32% 2          0.32% 2            0.72% 2            3.94% 2

INSTITUTIONAL CLASS
12/7/01 1 through 9/30/02              7.21%         $--       0.52% 2          0.52% 2            0.93% 2            3.80% 2

SERVICE CLASS
12/7/01 1 through 9/30/02              7.22%         $--       0.82% 2          0.82% 2            1.23% 2            3.50% 2

INVESTOR A CLASS
12/7/01 1 through 9/30/02              6.88% 3       $ 2       0.99% 2          0.99% 2            1.40% 2            3.33% 2

INVESTOR B CLASS
12/7/01 1 through 9/30/02              6.46% 4       $--       1.74% 2          1.74% 2            2.15% 2            2.58% 2

INVESTOR C CLASS
12/7/01 1 through 9/30/02              6.46% 4       $--       1.74% 2          1.74% 2            2.15% 2            2.58% 2

---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
INVESTOR A CLASS
9/30/02                               11.47% 3 $  42,845       1.11%            1.07%              1.41%              4.06%
9/30/01                               15.36 3     12,040       1.31             1.06               1.60               5.16
9/30/00                                7.27 3      5,716       2.43             1.06               2.77               5.71
9/30/99                               (1.40) 3     6,713       1.96             1.07               2.32               5.30
9/30/98                               11.13 3      6,045       1.46             1.05               2.04               5.45

INVESTOR B CLASS
9/30/02                               10.74% 4 $  48,240       1.87%            1.82%              2.17%              3.49%
9/30/01                               14.41 4     29,936       2.10             1.82               2.39               4.52
9/30/00                                6.48 4     24,608       3.25             1.82               3.60               5.05
9/30/99                               (2.14) 4    34,753       2.72             1.81               3.08               4.55
9/30/98                               10.31 4     25,165       2.01             1.80               2.59               4.82



                                    RATIO OF NET
                                  INVESTMENT INCOME
                                     TO AVERAGE
                                     NET ASSETS      PORTFOLIO
                                     (EXCLUDING      TURNOVER
                                      WAIVERS)         RATE
--------------------------------------------------------------
INSTITUTIONAL CLASS
9/30/02                                5.24%            359%
9/30/01                                5.67             304
9/30/00                                6.27             248
9/30/99                                5.68             328
9/30/98                                5.66             405

SERVICE CLASS
9/30/02                                4.95%            359%
9/30/01                                5.33             304
9/30/00                                5.95             248
9/30/99                                5.37             328
9/30/98                                5.38             405

INVESTOR A CLASS
9/30/02                                4.77%            359%
9/30/01                                5.12             304
9/30/00                                5.74             248
9/30/99                                5.23             328
9/30/98                                5.15             405

INVESTOR B CLASS
9/30/02                                4.02%            359%
9/30/01                                4.39             304
9/30/00                                5.02             248
9/30/99                                4.47             328
9/30/98                                4.44             405

INVESTOR C CLASS
9/30/02                                4.02%            359%
9/30/01                                4.35             304
9/30/00                                4.96             248
9/30/99                                4.56             328
9/30/98                                4.41             405

--------------------------------
CORE PLUS TOTAL RETURN PORTFOLIO
--------------------------------
BLACKROCK CLASS
12/7/01 1 through 9/30/02              3.54% 2          330%

INSTITUTIONAL CLASS
12/7/01 1 through 9/30/02              3.38% 2          330%

SERVICE CLASS
12/7/01 1 through 9/30/02              3.08% 2          330%

INVESTOR A CLASS
12/7/01 1 through 9/30/02              2.91% 2          330%

INVESTOR B CLASS
12/7/01 1 through 9/30/02              2.16% 2          330%

INVESTOR C CLASS
12/7/01 1 through 9/30/02              2.16% 2          330%

---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
INVESTOR A CLASS
9/30/02                                3.77%            615%
9/30/01                                4.87             849
9/30/00                                5.37             168
9/30/99                                4.94             195
9/30/98                                4.87             477
Investor B Class
9/30/02                                3.20%            615%
9/30/01                                4.23             849
9/30/00                                4.71             168
9/30/99                                4.19             195
9/30/98                                4.24             477

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   76 and 77

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                   NET                      NET GAIN                                                    NET
                                  ASSET                    (LOSS) ON     DISTRIBUTIONS                 DISTRIBUTIONS   ASSET
                                  VALUE         NET        INVESTMENTS      FROM NET    DISTRIBUTIONS     FROM NET     VALUE
                                BEGINNING   INVESTMENT   (BOTH REALIZED    INVESTMENT       FROM         REALIZED     END OF
                                OF PERIOD     INCOME     AND UNREALIZED)    INCOME 7       CAPITAL         GAINS      PERIOD
----------------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
9/30/02                           $10.97       $0.34 8       $ 0.77         $(0.43)         $  --         $(0.27)     $11.38
9/30/01                            10.02        0.47           0.94          (0.46)            --             --       10.97
9/30/00                             9.92        0.49           0.12          (0.47)         (0.04)            --       10.02
9/30/99                            10.84        0.47          (0.70)         (0.46)         (0.07)         (0.16)       9.92
9/30/98                            10.49        0.51           0.53          (0.58)            --          (0.11)      10.84

--------------
GNMA PORTFOLIO
--------------
INSTITUTIONAL CLASS
9/30/02                           $10.28       $0.58         $ 0.21         $(0.63)         $  --         $(0.21)     $10.23
9/30/01                             9.70        0.64           0.57          (0.63)            --             --       10.28
9/30/00                             9.61        0.62           0.13          (0.64)            --          (0.02)       9.70
9/30/99                            10.11        0.61          (0.49)         (0.60)            --          (0.02)       9.61
5/18/98 1 through 9/30/98          10.00        0.23           0.10          (0.22)            --             --       10.11

SERVICE CLASS
9/30/02                           $10.29       $0.55         $ 0.20         $(0.60)         $  --         $(0.21)     $10.23
9/30/01                             9.72        0.61           0.56          (0.60)            --             --       10.29
9/30/00                             9.61        0.58           0.16          (0.61)            --          (0.02)       9.72
9/30/99                            10.11        0.58          (0.49)         (0.57)            --          (0.02)       9.61
5/18/98 1 through 9/30/98          10.00        0.27           0.04          (0.20)            --             --       10.11

INVESTOR A CLASS
9/30/02                           $10.32       $0.51         $ 0.23         $(0.58)         $  --         $(0.21)     $10.27
9/30/01                             9.71        0.59           0.60          (0.58)            --             --       10.32
9/30/00                             9.61        0.56           0.15          (0.59)            --          (0.02)       9.71
9/30/99                            10.11        0.56          (0.49)         (0.55)            --          (0.02)       9.61
5/18/98 1 through 9/30/98          10.00        0.20           0.11          (0.20)            --             --       10.11

INVESTOR B CLASS
9/30/02                           $10.29       $0.45         $ 0.21         $(0.50)         $  --         $(0.21)     $10.24
9/30/01                             9.71        0.51           0.58          (0.51)            --             --       10.29
9/30/00                             9.61        0.49           0.15          (0.52)            --          (0.02)       9.71
9/30/99                            10.11        0.48          (0.49)         (0.47)            --          (0.02)       9.61
5/18/98 1 through 9/30/98          10.00        0.17           0.11          (0.17)            --             --       10.11

INVESTOR C CLASS
9/30/02                           $10.27       $0.44         $ 0.23         $(0.50)         $  --         $(0.21)     $10.23
9/30/01                             9.68        0.51           0.59          (0.51)            --             --       10.27
9/30/00                             9.61        0.50           0.11          (0.52)            --          (0.02)       9.68
9/30/99                            10.11        0.48          (0.49)         (0.47)            --          (0.02)       9.61
5/18/98 1 through 9/30/98          10.00        0.23           0.05          (0.17)            --             --       10.11

------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
9/30/02                           $10.60       $0.60         $ 0.10         $(0.59)         $  --          $  --      $10.71
9/30/01                             9.92        0.61           0.68          (0.61)            --             --       10.60
9/30/00                             9.92        0.62           0.02          (0.62)            --          (0.02)       9.92
9/30/99                            10.64        0.62          (0.57)         (0.62)            --          (0.15)       9.92
9/30/98                            10.41        0.67           0.26          (0.65)            --          (0.05)      10.64

SERVICE CLASS
9/30/02                           $10.60       $0.58         $ 0.09         $(0.56)         $  --       $     --      $10.71
9/30/01                             9.92        0.58           0.68          (0.58)            --             --       10.60
9/30/00                             9.92        0.60           0.01          (0.59)            --          (0.02)       9.92
9/30/99                            10.64        0.59          (0.57)         (0.59)            --          (0.15)       9.92
9/30/98                            10.41        0.60           0.30          (0.62)            --          (0.05)      10.64

INVESTOR A CLASS
9/30/02                           $10.60       $0.54         $ 0.11         $(0.54)         $  --          $  --      $10.71
9/30/01                             9.92        0.56           0.68          (0.56)            --             --       10.60
9/30/00                             9.92        0.59           0.01          (0.58)            --          (0.02)       9.92
9/30/99                            10.64        0.58          (0.57)         (0.58)            --          (0.15)       9.92
9/30/98                            10.41        0.59           0.29          (0.60)            --          (0.05)      10.64


                                                                        RATIO OF
                                             NET                       EXPENSES TO      RATIO OF EXPENSES
                                           ASSETS       RATIO OF       AVERAGE NET         TO AVERAGE        RATIO OF NET
                                           END OF      EXPENSES TO       ASSETS            NET ASSETS      INVESTMENT INCOME
                                 TOTAL     PERIOD      AVERAGE NET     (EXCLUDING          (EXCLUDING       TO AVERAGE NET
                                RETURN      (000)        ASSETS     INTEREST EXPENSE)       WAIVERS)            ASSETS
----------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
9/30/02                          10.66% 4 $  18,378       1.84%            1.81%              2.13%              3.21%
9/30/01                          14.42 4      3,589       2.04             1.80               2.33               4.41
9/30/00                           6.38 4      1,279       3.29             1.82               3.64               5.10
9/30/99                          (2.14) 4     2,435       2.70             1.81               3.06               4.52
9/30/98                          10.31 4      1,551       2.14             1.80               2.72               4.64

--------------
GNMA PORTFOLIO
--------------
INSTITUTIONAL CLASS
9/30/02                           8.03%  $  183,328       0.95%            0.60%              1.24%              5.62%
9/30/01                          12.84      117,528       1.34             0.60               1.66               6.40
9/30/00                           7.58       95,108       1.49             0.60               1.84               6.52
9/30/99                           1.14      110,611       0.86             0.60               1.21               6.15
5/18/98 1 through 9/30/98         1.36           --       0.63 2           0.60 2             1.00 2             6.09 2

SERVICE CLASS
9/30/02                           7.61%   $   1,069       1.14%            0.90%              1.44%              5.01%
9/30/01                          12.38          224       1.59             0.90               1.92               6.07
9/30/00                           7.47          197       1.78             0.90               2.15               6.17
9/30/99                           0.84           97       1.31             0.88               1.64               6.12
5/18/98 1 through 9/30/98         3.18           --       0.74 2           0.57 2             1.11 2             8.78 2

INVESTOR A CLASS
9/30/02                           7.50% 3 $  13,620       1.36%            1.07%              1.65%              4.81%
9/30/01                          12.74 3      3,672       1.81             1.07               2.13               5.87
9/30/00                           7.18 3      1,882       1.98             1.08               2.33               6.06
9/30/99                           0.67 3      1,106       1.37             1.08               1.69               5.76
5/18/98 1 through 9/30/98         3.12 3        535       1.10 2           1.06 2             1.47 2             5.65 2

INVESTOR B CLASS
9/30/02                           6.72% 4 $  23,928       2.07%            1.80%              2.36%              4.07%
9/30/01                          11.48 4      4,936       2.53             1.77               2.83               4.77
9/30/00                           6.39 4        335       2.71             1.81               3.06               5.24
9/30/99                          (0.09) 4       229       2.08             1.81               2.43               4.94
5/18/98 1 through 9/30/98         2.85 4        166       1.73 2           1.70 2             2.10 2             4.50 2

INVESTOR C CLASS
9/30/02                           6.84% 4 $  36,220       1.94%            1.79%              2.23%              3.77%
9/30/01                          11.62 4      1,225       2.48             1.75               2.79               4.64
9/30/00                           6.39 4         29       2.69             1.81               3.04               5.33
9/30/99                          (0.09) 4        24       2.16             1.71               2.50               5.15
5/18/98 1 through 9/30/98         2.85 4         --       0.57 2           0.57 2             0.94 2             5.26 2

------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
9/30/02                           6.82%  $  924,211       0.75%            0.65%              0.90%              5.67%
9/30/01                          13.39    1,042,238       1.07             0.65               1.19               5.98
9/30/00                           6.84    1,158,375       1.30             0.65               1.41               6.44
9/30/99                           0.57    1,252,991       1.45             0.65               1.57               6.11
9/30/98                           9.25    1,335,054       1.30             0.63               1.48               6.04

SERVICE CLASS
9/30/02                           6.50%  $  137,084       1.06%            0.95%              1.19%              5.34%
9/30/01                          13.05      238,117       1.37             0.95               1.48               5.68
9/30/00                           6.52      284,075       1.59             0.95               1.70               6.15
9/30/99                           0.26      270,943       1.76             0.95               1.88               5.81
9/30/98                           8.93      257,641       1.69             0.93               1.87               5.76

INVESTOR A CLASS
9/30/02                           6.32% 3 $  52,794       1.23%            1.12%              1.38%              5.19%
9/30/01                          12.86 3     20,196       1.50             1.13               1.61               5.46
9/30/00                           6.35 3     16,936       1.77             1.12               1.89               6.03
9/30/99                           0.09 3     15,092       1.93             1.12               2.04               5.62
9/30/98                           8.74 3     14,897       1.90             1.10               2.08               5.64


                                     RATIO OF NET
                                   INVESTMENT INCOME
                                      TO AVERAGE
                                      NET ASSETS      PORTFOLIO
                                      (EXCLUDING      TURNOVER
                                       WAIVERS)         RATE
---------------------------------------------------------------
INVESTOR C CLASS
9/30/02                                 2.92%            615%
9/30/01                                 4.12             849
9/30/00                                 4.76             168
9/30/99                                 4.16             195
9/30/98                                 4.06             477

--------------
GNMA PORTFOLIO
--------------
INSTITUTIONAL CLASS
9/30/02                                 5.33%            401%
9/30/01                                 6.07             773
9/30/00                                 6.16             184
9/30/99                                 5.81             124
5/18/98 1 through 9/30/98               5.72 2            56

SERVICE CLASS
9/30/02                                 4.71%            401%
9/30/01                                 5.75             773
9/30/00                                 5.81             184
9/30/99                                 5.79             124
5/18/98 1 through 9/30/98               8.41 2            56

INVESTOR A CLASS
9/30/02                                 4.52%            401%
9/30/01                                 5.55             773
9/30/00                                 5.70             184
9/30/99                                 5.44             124
5/18/98 1 through 9/30/98               5.28 2            56

INVESTOR B CLASS
9/30/02                                 3.78%            401%
9/30/01                                 4.46             773
9/30/00                                 4.89             184
9/30/99                                 4.59             124
5/18/98 1 through 9/30/98               4.13 2            56

INVESTOR C CLASS
9/30/02                                 3.48%            401%
9/30/01                                 4.33             773
9/30/00                                 4.98             184
9/30/99                                 4.81             124
5/18/98 1 through 9/30/98               4.90 2            56

------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
9/30/02                                 5.54%            290%
9/30/01                                 5.86             262
9/30/00                                 6.33             205
9/30/99                                 5.99             239
9/30/98                                 5.86             376

SERVICE CLASS
9/30/02                                 5.21%            290%
9/30/01                                 5.56             262
9/30/00                                 6.04             205
9/30/99                                 5.69             239
9/30/98                                 5.58             376

INVESTOR A CLASS
9/30/02                                 5.05%            290%
9/30/01                                 5.34             262
9/30/00                                 5.92             205
9/30/99                                 5.50             239
9/30/98                                 5.46             376

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    78 and 79

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET                         NET GAIN                                             NET
                                   ASSET                        (LOSS) ON         DISTRIBUTIONS    DISTRIBUTIONS    ASSET
                                   VALUE            NET        INVESTMENTS          FROM NET          FROM NET      VALUE
                                 BEGINNING      INVESTMENT   (BOTH REALIZED        INVESTMENT         REALIZED      END OF
                                 OF PERIOD        INCOME     AND UNREALIZED)         INCOME 7           GAINS       PERIOD
---------------------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
9/30/02                           $10.60          $ 0.47         $ 0.10               $(0.46)           $  --       $10.71
9/30/01                             9.92            0.49           0.68                (0.49)              --        10.60
9/30/00                             9.92            0.51           0.02                (0.51)           (0.02)        9.92
9/30/99                            10.64            0.50          (0.57)               (0.50)           (0.15)        9.92
9/30/98                            10.41            0.52           0.29                (0.53)           (0.05)       10.64

INVESTOR C CLASS
9/30/02                           $10.57          $ 0.47         $ 0.10               $(0.46)           $  --       $10.68
9/30/01                             9.91            0.49           0.66                (0.49)              --        10.57
11/22/99 6 through 9/30/00          9.92            0.44          (0.02)               (0.43)              --         9.91
5/19/99 1 through 9/30/99          10.14            0.08          (0.22)               (0.08)              --         9.92

----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
9/30/02                           $10.53          $ 0.42 8        $0.17               $(0.58)           $  --       $10.54
9/30/01                            10.69            0.55           0.68                (1.39)              --        10.53
9/30/00                            10.81            0.49           0.23                (0.52)           (0.32)       10.69
9/30/99                            11.24            0.30          (0.09)               (0.64)              --        10.81
9/30/98                            10.95            0.45           0.83                (0.57)           (0.42)       11.24

SERVICE CLASS
9/30/02                           $10.53          $ 0.37 8       $ 0.19               $(0.55)           $  --       $10.54
9/30/01                            10.69            0.50           0.70                (1.36)              --        10.53
9/30/00                            10.81            0.46           0.23                (0.49)           (0.32)       10.69
9/30/99                            11.24            0.24          (0.06)               (0.61)              --        10.81
9/30/98                            10.95            0.18           1.06                (0.53)           (0.42)       11.24

INVESTOR A CLASS
9/30/02                           $10.53          $ 0.35 8       $ 0.19               $(0.53)           $  --       $10.54
9/30/01                            10.69            0.47           0.71                (1.34)              --        10.53
9/30/00                            10.81            0.46           0.21                (0.47)           (0.32)       10.69
9/30/99                            11.24            0.23          (0.07)               (0.59)              --        10.81
9/30/98                            10.95            0.47           0.76                (0.52)           (0.42)       11.24

INVESTOR B CLASS
9/30/02                           $10.53          $ 0.27 8       $ 0.19               $(0.45)           $  --       $10.54
9/30/01                            10.69            0.39           0.71                (1.26)              --        10.53
9/30/00                            10.81            0.36           0.23                (0.39)           (0.32)       10.69
9/30/99                            11.24            0.13          (0.05)               (0.51)              --        10.81
9/30/98                            10.95            0.40           0.74                (0.43)           (0.42)       11.24
Investor C Class
9/30/02                           $10.55          $ 0.27 8       $ 0.19               $(0.45)           $  --       $10.56
9/30/01                            10.69            0.39           0.73                (1.26)              --        10.55
9/30/00                            10.81            0.35           0.24                (0.39)           (0.32)       10.69
9/30/99                            11.24            0.13          (0.05)               (0.51)              --        10.81
9/30/98                            10.95            0.54           0.60                (0.43)           (0.42)       11.24

-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
BLACKROCK CLASS
9/30/02                           $ 7.39          $ 0.85         $(0.66)              $(0.83)           $  --       $ 6.75
9/30/01                             8.92            0.99          (1.45)               (1.07)              --         7.39
9/30/00                             9.73            1.14          (0.82)               (1.13)              --         8.92
11/19/98 1 through 9/30/99         10.00            0.90          (0.32)               (0.85)              --         9.73

INSTITUTIONAL CLASS
9/30/02                           $ 7.39          $ 0.82         $(0.64)              $(0.82)           $  --       $ 6.75
9/30/01                             8.92            0.94          (1.41)               (1.06)              --         7.39
9/30/00                             9.73            1.12          (0.82)               (1.11)              --         8.92
11/19/98 1 through 9/30/99         10.00            0.90          (0.31)               (0.86)              --         9.73

SERVICE CLASS
9/30/02                           $ 7.39          $ 0.86         $(0.71)              $(0.79)           $  --       $ 6.75
9/30/01                             8.92            0.88          (1.38)               (1.03)              --         7.39
9/30/00                             9.73            1.08          (0.81)               (1.08)              --         8.92
11/19/98 1 through 9/30/99         10.00            0.85          (0.31)               (0.81)              --         9.73


                                                                          RATIO OF
                                               NET                       EXPENSES TO     RATIO OF EXPENSES
                                              ASSETS      RATIO OF       AVERAGE NET        TO AVERAGE         RATIO OF NET
                                              END OF     EXPENSES TO       ASSETS           NET ASSETS       INVESTMENT INCOME
                                  TOTAL       PERIOD     AVERAGE NET     (EXCLUDING         (EXCLUDING        TO AVERAGE NET
                                 RETURN       (000)        ASSETS     INTEREST EXPENSE)      WAIVERS)             ASSETS
------------------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
9/30/02                            5.53% 4   $ 9,582       1.99%            1.87%              2.11%             4.47%
9/30/01                           12.03 4      7,981       2.21             1.87               2.33              4.70
9/30/00                            5.56 4      4,831       2.53             1.87               2.64              5.23
9/30/99                           (0.66) 4     5,818       2.68             1.87               2.80              4.88
9/30/98                            7.94 4      4,639       2.43             1.82               2.61              4.71

INVESTOR C CLASS
9/30/02                            5.54% 4    $  554       2.00%            1.87%              2.14%             4.49%
9/30/01                           11.84 4        345       2.03             1.86               2.14              4.59
11/22/99 6 through 9/30/00         4.91 4         31       2.36 2           1.78 2             2.47 2            5.25 2
5/19/99 1 through 9/30/99            --           -- 5     2.53 2           1.79 2             2.64 2            4.93 2

----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
9/30/02                            5.79%     $35,425       1.05%            0.90%              1.05%             3.89%
9/30/01                           12.30       73,636       2.43             0.88               2.43              5.54
9/30/00                            7.04       69,172       1.38             0.92               1.38              4.69
9/30/99                            1.91       59,265       1.03             1.03               1.03              3.79
9/30/98                           12.51       43,672       1.01             1.01               1.16              4.08

SERVICE CLASS
9/30/02                            5.47%     $27,131       1.30%            1.20%              1.30%             3.55%
9/30/01                           11.97       11,045       2.74             1.20               2.74              5.08
9/30/00                            6.72        4,092       1.66             1.22               1.66              4.36
9/30/99                            1.60        3,730       1.33             1.33               1.33              3.50
9/30/98                           12.17        2,359       1.31             1.31               1.46              3.79

INVESTOR A CLASS
9/30/02                            5.29% 3   $39,727       1.47%            1.37%              1.47%             3.36%
9/30/01                           11.79 3     16,827       2.88             1.36               2.88              4.85
9/30/00                            6.54 3      5,435       1.89             1.38               1.89              4.20
9/30/99                            1.43 3      2,638       1.49             1.49               1.49              3.30
9/30/98                           11.98 3      1,705       1.48             1.48               1.63              3.59

INVESTOR B CLASS
9/30/02                            4.51% 4   $11,470       2.25%            2.11%              2.25%             2.64%
9/30/01                           10.96 4      7,393       3.63             2.10               3.63              4.17
9/30/00                            5.74 4      3,283       2.59             2.13               2.59              3.45
9/30/99                            0.67 4      2,447       2.24             2.24               2.24              2.56
9/30/98                           11.15 4      1,512       2.22             2.22               2.37              2.83
Investor C Class
9/30/02                            4.50% 4   $ 8,427       2.23%            2.11%              2.23%             2.62%
9/30/01                           11.15 4      4,182       3.64             2.10               3.64              4.20
9/30/00                            5.74 4      2,228       2.56             2.15               2.56              3.43
9/30/99                            0.67 4      2,269       2.24             2.24               2.24              2.55
9/30/98                           11.15 4      1,249       2.22             2.22               2.37              2.83

-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
BLACKROCK CLASS
9/30/02                            2.15%     $32,240       0.73%            0.55%              0.89%            11.15%
9/30/01                           (5.52)      27,766       0.84             0.55               1.10              5.54
9/30/00                            3.26           --       1.21             0.55               0.90             11.38
11/19/98 1 through 9/30/99         5.87           --       0.33 2           0.28 2             0.41 2           10.45 2

INSTITUTIONAL CLASS
9/30/02                            2.00%     $94,065       0.87%            0.70%              1.01%            10.94%
9/30/01                           (5.66)      95,663       1.06             0.70               1.22             11.22
9/30/00                            3.11       72,839       1.24             0.70               1.41             11.95
11/19/98 1 through 9/30/99         5.93       63,860       1.02 2           0.71 2             1.67 2           10.49 2

SERVICE CLASS
9/30/02                            1.69%     $29,344       1.17%            1.00%              1.34%            11.37%
9/30/01                           (5.95)           9       1.36             1.00               1.52             11.82
9/30/00                            2.80           43       1.60             1.00               1.63             12.13
11/19/98 1 through 9/30/99         5.47           --       2.21 2           1.59 2             3.33 2            9.93 2


                                 RATIO OF NET
                                NVESTMENT INCOME
                                   TO AVERAGE
                                   NET ASSETS        PORTFOLIO
                                   (EXCLUDING        TURNOVER
                                    WAIVERS)           RATE
--------------------------------------------------------------
INVESTOR B CLASS
9/30/02                              4.34%            290%
9/30/01                              4.59             262
9/30/00                              5.12             205
9/30/99                              4.77             239
9/30/98                              4.53             376

INVESTOR C CLASS
9/30/02                              4.35%            290%
9/30/01                              4.48             262
11/22/99 6 through 9/30/00           5.14 2           205
5/19/99 1 through 9/30/99            4.82 2           239

----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
9/30/02                              3.89%            206%
9/30/01                              5.54             111
9/30/00                              4.69             266
9/30/99                              3.79             317
9/30/98                              3.93             225

SERVICE CLASS
9/30/02                              3.55%            206%
9/30/01                              5.08             111
9/30/00                              4.36             266
9/30/99                              3.50             317
9/30/98                              3.64             225

INVESTOR A CLASS
9/30/02                              3.36%            206%
9/30/01                              4.85             111
9/30/00                              4.20             266
9/30/99                              3.30             317
9/30/98                              3.44             225

INVESTOR B CLASS
9/30/02                              2.64%            206%
9/30/01                              4.17             111
9/30/00                              3.45             266
9/30/99                              2.56             317
9/30/98                              2.68             225
INVESTOR C CLASS
9/30/02                              2.62%            206%
9/30/01                              4.20             111
9/30/00                              3.43             266
9/30/99                              2.55             317
9/30/98                              2.68             225

-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
BLACKROCK CLASS
9/30/02                             11.01%            301%
9/30/01                              5.29             331
9/30/00                             11.11             235
11/19/98 1 through 9/30/99          10.38 2           185

INSTITUTIONAL CLASS
9/30/02                             10.80%            301%
9/30/01                             11.06             331
9/30/00                             11.78             235
11/19/98 1 through 9/30/99           9.85 2           185

SERVICE CLASS
9/30/02                             11.20%            301%
9/30/01                             11.66             331
9/30/00                             12.10             235
11/19/98 1 through 9/30/99           8.81 2           185


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

80 and 81

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET                         NET GAIN                                             NET
                                   ASSET                        (LOSS) ON         DISTRIBUTIONS    DISTRIBUTIONS    ASSET
                                   VALUE            NET        INVESTMENTS          FROM NET          FROM NET      VALUE
                                 BEGINNING      INVESTMENT   (BOTH REALIZED        INVESTMENT         REALIZED      END OF
                                 OF PERIOD        INCOME     AND UNREALIZED)         INCOME 7           GAINS       PERIOD
----------------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/02                           $ 7.40           $0.82         $(0.69)              $(0.78)           $  --       $ 6.75
9/30/01                             8.92            0.90          (1.40)               (1.02)              --         7.40
9/30/00                             9.73            1.07          (0.81)               (1.07)              --         8.92
11/19/98 1 through 9/30/99         10.00            0.86          (0.31)               (0.82)              --         9.73

INVESTOR B CLASS
9/30/02                           $ 7.39           $0.74         $(0.66)              $(0.72)           $  --       $ 6.75
9/30/01                             8.91            0.83          (1.40)               (0.95)              --         7.39
9/30/00                             9.73            0.99          (0.81)               (1.00)              --         8.91
11/19/98 1 through 9/30/99         10.00            0.79          (0.31)               (0.75)              --         9.73

INVESTOR C CLASS
9/30/02                           $ 7.40           $0.76         $(0.69)              $(0.72)           $  --       $ 6.75
9/30/01                             8.92            0.83          (1.40)               (0.95)              --         7.40
9/30/00                             9.73            0.99          (0.80)               (1.00)              --         8.92
11/19/98 1 through 9/30/99         10.00            0.78          (0.31)               (0.74)              --         9.73


                                                                          RATIO OF
                                               NET                       EXPENSES TO     RATIO OF EXPENSES
                                              ASSETS      RATIO OF       AVERAGE NET        TO AVERAGE       RATIO OF NET
                                              END OF     EXPENSES TO       ASSETS           NET ASSETS     INVESTMENT INCOME
                                  TOTAL       PERIOD     AVERAGE NET     (EXCLUDING         (EXCLUDING      TO AVERAGE NET
                                 RETURN       (000)        ASSETS     INTEREST EXPENSE)      WAIVERS)           ASSETS
-----------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/02                            1.38% 3   $18,932       1.33%            1.17%              1.48%            10.42%
9/30/01                           (5.98) 3     8,980       1.52             1.17               1.68             10.55
9/30/00                            2.63 3      5,094       1.70             1.17               1.88             11.41
11/19/98 1 through 9/30/99         5.50 3      4,412       1.54 2           1.15 2             2.21 2           10.17 2

INVESTOR B CLASS
9/30/02                            0.75% 4   $57,612       2.09%            1.92%              2.23%             9.81%
9/30/01                           (6.71) 4    49,786       2.27             1.91               2.43             10.01
9/30/00                            1.74 4     39,897       2.47             1.92               2.57             10.84
11/19/98 1 through 9/30/99         4.78 4     12,407       2.27 2           1.88 2             2.94 2            9.41 2

INVESTOR C CLASS
9/30/02                            0.61% 4   $21,939       2.08%            1.91%              2.23%             9.73%
9/30/01                           (6.70) 4    11,319       2.25             1.91               2.41              9.63
9/30/00                            1.86 4      3,758       2.45             1.92               2.63             10.63
11/19/98 1 through 9/30/99         4.69 4      2,647       2.25 2           1.88 2             2.92 2            9.36 2



                                    RATIO OF NET
                                 INVESTMENT INCOME
                                    TO AVERAGE
                                    NET ASSETS        PORTFOLIO
                                    (EXCLUDING        TURNOVER
                                     WAIVERS)           RATE
-----------------------------------------------------------------
INVESTOR A CLASS
9/30/02                                10.28%            301%
9/30/01                                10.39             331
9/30/00                                11.23             235
11/19/98 1 through 9/30/99              9.49 2           185

INVESTOR B CLASS
9/30/02                                 9.66%            301%
9/30/01                                 9.85             331
9/30/00                                10.74             235
11/19/98 1 through 9/30/99              8.73 2           185

INVESTOR C CLASS
9/30/02                                 9.59%            301%
9/30/01                                 9.47             331
9/30/00                                10.45             235
11/19/98 1 through 9/30/99              8.69 2           185

1 Commencement of operations of share class.
2 Annualized.
3 Sales load not reflected in total return.
4 Contingent deferred sales load not reflected in total return.
5 There were no Investor C shares outstanding as of September 30, 1999.
6 Reissuance of shares.
7 Certain  prior year  amounts  were  reclassified  to  conform to current  year presentation.
8 Calculated using the average shares outstanding method.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   82 and 83

                                 BLACKROCK FUNDS

                          NOTES TO FINANCIAL STATEMENTS

     BlackRock Funds(SM) (the "Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 40 publicly-offered portfolios, ten of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes. Effective January 28, 2001, the portfolio formerly known as Core Bond was changed to Core Bond Total Return.

          Portfolio                                                   Share Classes
-------------------------------------------------------------------------------------------------------------------------
                                            BlackRock                 Institutional                   Service
-------------------------------------------------------------------------------------------------------------------------
                                     Contractual     Actual      Contractual    Actual       Contractual      Actual
                                        Fees         Fees(4)        Fees         Fees(4)       Fees(1)        Fees(4)
-------------------------------------------------------------------------------------------------------------------------
  Low Duration Bond                     None          None          None          None          0.30%          0.30%
  Intermediate Government Bond          N/A           N/A           None          None          0.30%          0.30%
  Intermediate Bond                     None          None          None          None          0.30%          0.30%
  Core Bond Total Return                None          None          None          None          0.30%          0.30%
  Core PLUS Total Return                None          None          None          None          0.30%          0.30%
  Government Income                     N/A           N/A           N/A           N/A           N/A            N/A
  GNMA                                  N/A           N/A           None          None          0.30%          0.30%
  Managed Income                        N/A           N/A           None          None          0.30%          0.30%
  International Bond                    N/A           N/A           None          None          0.30%          0.30%
  High Yield Bond                       N/A           N/A           None          None          0.30%          0.30%

          Portfolio                                                        Share Classes
----------------------------------------------------------------------------------------------------------------------------
                                                Investor A                   Investor B                     Investor C
----------------------------------------------------------------------------------------------------------------------------
                                       Contractual       Actual      Contractual       Actual       Contractual       Actual
                                          Fees(2)        Fees(4)       Fees(3)         Fees(4)        Fees(3)        Fees(4)
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Bond                        0.50%          0.40%          1.15%          1.15%          1.15%          1.15%
  Intermediate Government Bond             0.50%          0.40%          1.15%          1.15%          1.15%          1.15%
  Intermediate Bond                        0.50%          0.40%          1.15%          1.15%          1.15%          1.15%
  Core Bond Total Return                   0.50%          0.40%          1.15%          1.15%          1.15%          1.15%
  Core PLUS Total Return                   0.50%          0.40%          1.15%          1.15%          1.15%          1.15%
  Government Income                        0.50%          0.40%          1.15%          1.15%          1.15%          1.15%
  GNMA                                     0.50%          0.40%          1.15%          1.15%          1.15%          1.15%
  Managed Income                           0.50%          0.40%          1.15%          1.15%          1.15%          1.15%
  International Bond                       0.50%          0.40%          1.15%          1.15%          1.15%          1.15%
  High Yield Bond                          0.50%          0.40%          1.15%          1.15%          1.15%          1.15%

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of September 30, 2002.

     In addition, BlackRock shares bear a Transfer Agent fee at an annual rate not to exceed .01%, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. Portfolio securities that are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices or on the basis of quotations provided by a pricing service or dealer, which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. An option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or futures contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern
Time). Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Fund's Board of Trustees. As of

                                BLACKROCK FUNDS

September 30, 2002, there were two securities in the High Yield Bond Portfolio that were valued in accordance with such procedures. These securities had a total market value of $3,002,857 which represents 1.2% of the High Yield Bond Portfolio's net assets.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. Net realized capital gains, if any, are distributed at least annually.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) Market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) Purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Portfolios isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The Portfolios report certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- Certain Portfolios may enter into forward foreign currency contracts as a hedge against either specific transactions or Portfolio positions. These contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the Portfolios intend to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at September 30, 2002, the Portfolios are obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                                                                       UNREALIZED
                                                                                                      VALUE AT           FOREIGN
SETTLEMENT         CURRENCY                           CURRENCY                      CONTRACT        SEPTEMBER 30,       EXCHANGE
   DATE             AMOUNT                              SOLD                         AMOUNT              2002          GAIN/(LOSS)
----------        --------------    --------------------------------------------  -----------       -------------      ----------
Low Duration Bond Portfolio
11/26/02          26,227,465        Canadian Dollar ............................  $16,491,009        $16,502,206       $ (11,197)
                                                                                  ===========        ===========       =========

Core Bond Total Return Portfolio
11/12/02          94,533,000        Swedish Krone ..............................  $10,019,555        $10,158,809       $(139,254)
11/18/02          16,095,000        New Zealand Dollar .........................    7,508,318          7,516,570          (8,252)
11/25/02          19,200,750        Canadian Dollar ............................   12,193,275         12,081,458         111,817
11/27/02          13,888,277        European Currency Unit .....................   13,589,680         13,682,763         (93,083)
                                                                                  -----------        -----------       ---------
                                                                                  $43,310,828        $43,439,600       $(128,772)
                                                                                  ===========        ===========       =========
Core PLUS Total Return Portfolio
11/12/02           2,894,000        Swedish Krone ..............................   $  306,735         $  310,998      $   (4,263)
11/18/02             476,489        New Zealand Dollar .........................      222,282            222,526            (244)
11/25/02             891,904        Canadian Dollar ............................      566,396            561,202           5,194
11/27/02           1,216,148        European Currency Unit .....................    1,190,000          1,198,151          (8,151)
                                                                                  -----------        -----------       ---------
                                                                                  $ 2,285,413        $ 2,292,877      $   (7,464)
                                                                                  ===========        ===========       =========

                                 BLACKROCK FUNDS

                                                                                                                       UNREALIZED
                                                                                                      VALUE AT           FOREIGN
SETTLEMENT         CURRENCY                           CURRENCY                      CONTRACT        SEPTEMBER 30,       EXCHANGE
   DATE             AMOUNT                              SOLD                         AMOUNT              2002          GAIN/(LOSS)
----------        --------------    --------------------------------------------  -----------       -------------      ----------
Managed Income Portfolio
11/12/02          57,296,000        Swedish Krone .............................. $  6,072,805       $  6,157,207       $ (84,402)
11/18/02          13,501,000        New Zealand Dollar .........................    6,298,217          6,305,139          (6,922)
11/25/02          16,550,500        Canadian Dollar ............................   10,510,256         10,413,873          96,383
11/27/02          10,078,699        European Currency Unit .....................    9,862,007          9,929,557         (67,550)
                                                                                 ------------       ------------       ---------
                                                                                 $ 32,743,285       $ 32,805,776       $ (62,491)
                                                                                 ============       ============       =========
International Bond Portfolio
11/01/02          92,438,969        Danish Krone ............................... $ 12,142,022       $ 12,273,549       $(131,527)
11/12/02          82,059,000        Swedish Krone ..............................    8,767,362          8,818,314         (50,952)
11/13/02           7,226,875        Great British Pound ........................   11,221,169         11,312,960         (91,791)
11/15/02         342,233,413        Japanese Yen ...............................    2,878,330          2,816,968          61,361
11/18/02          18,285,000        New Zealand Dollar .........................    8,529,953          8,539,327          (9,374)
11/25/02          24,256,468        Canadian Dollar ............................   15,403,867         15,262,608         141,259
11/27/02          67,913,973        European Currency Unit .....................   66,453,822         66,908,999        (455,177)
                                                                                 ------------       ------------       ---------
                                                                                 $125,396,525       $125,932,725       $(536,201)
                                                                                 ============       ============       =========

                                                                                                                       UNREALIZED
                                                                                                      VALUE AT           FOREIGN
SETTLEMENT         CURRENCY                           CURRENCY                      CONTRACT        SEPTEMBER 30,       EXCHANGE
   DATE             AMOUNT                             BOUGHT                        AMOUNT              2002          GAIN/(LOSS)
----------        --------------    --------------------------------------------  -----------       -------------      ----------
Core Bond Total Return Portfolio
11/12/02          20,122,821        Swedish Krone .............................. $  2,132,818       $  2,162,460       $  29,642
                                                                                 ============       ============       =========
Core PLUS Total Return Portfolio
11/12/02             616,852        Swedish Krone .............................. $     65,380       $     66,289       $     909
                                                                                 ============       ============       =========
Managed Income Portfolio
11/12/02          12,201,041        Swedish Krone .............................. $  1,293,189       $  1,311,162       $  17,973
                                                                                 ============       ============       =========
International Bond Portfolio
10/07/02          18,275,000        Mexican Peso ............................... $  1,817,413       $  1,785,714       $ (31,699)
11/01/02          25,500,000        Danish Krone ...............................    3,367,256          3,385,753          18,497
11/12/02           2,272,000        Swedish Krone ..............................      244,109            244,156              47
11/13/02           2,100,000        Great British Pound ........................    3,254,790          3,287,343          32,553
11/25/02           5,350,000        Canadian Dollar ............................    3,378,958          3,366,317         (12,641)
11/18/02          15,231,700        New Zealand Dollar .........................    7,128,436          7,113,397         (15,039)
11/27/02          21,300,000        European Currency Unit .....................   20,951,200         20,984,807          33,607
                                                                                 ------------       ------------       ---------
                                                                                 $ 40,142,162       $ 40,167,487       $  25,325
                                                                                 ============       ============       =========

     SWAP AGREEMENTS -- The Portfolios may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies. Swap agreements involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counter-party to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

                                 BLACKROCK FUNDS

     At September 30, 2002, the following Portfolios had swap agreements outstanding:

                                                                                                                     UNREALIZED
                                                                 INTEREST          INTEREST       NOTIONAL AMOUNT   APPRECIATION
  PORTFOLIO           COUNTER-PARTY     TERMINATION DATE     RECEIVABLE RATE    PAYABLE RATE     (U.S. DOLLARS)   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
  Intermediate        Goldman Sachs          05/04/06              NA++              NA++          $27,500,000        $1,094,252
  Government Bond     Goldman Sachs          11/15/21             1.76%+             6.04%           4,000,000          (551,560)
---------------------------------------------------------------------------------------------------------------------------------
  Intermediate        Goldman Sachs          05/04/06              NA++              NA++           86,000,000         3,422,026
  Bond                Deutsche Bank          05/22/06             5.71%              1.77%+         46,000,000         4,645,317
                      Goldman Sachs          11/15/21             1.76+              6.04           13,000,000        (1,793,206)
---------------------------------------------------------------------------------------------------------------------------------
  Core Bond           Goldman Sachs          05/04/06              NA++              NA++          171,500,000         6,824,157
  Total Return        Deutsche Bank          05/22/06             5.71%              1.77%+         87,000,000         8,785,707
                      Goldman Sachs          11/15/21             1.76+              6.04           26,000,000        (3,586,411)
---------------------------------------------------------------------------------------------------------------------------------
  Government          Deutsche Bank          05/22/06             5.71%              1.77%+          2,000,000           201,970
  Income
---------------------------------------------------------------------------------------------------------------------------------
  GNMA                Deutsche Bank          05/22/06             5.71%              1.77%+          5,000,000           504,926
---------------------------------------------------------------------------------------------------------------------------------
  Managed             Goldman Sachs          05/04/06              NA++              NA++          109,500,000         4,357,115
  Income              Deutsche Bank          05/22/06             5.71%              1.77%+         73,000,000         7,371,916
                      Goldman Sachs          11/15/21             1.76+              6.04           17,000,000        (2,319,163)
---------------------------------------------------------------------------------------------------------------------------------

 +Rate shown is based on the 3 month LIBOR as of September 30, 2002. ++Rate to be determined based on the 3 month LIBOR on August 4, 2004.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

     IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- On October 1, 2001, the Fund implemented the provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES (the "Guide"), as required for fiscal years beginning after December 15, 2000. Prior to October 1, 2001, the Fund recorded paydown gains and losses on mortgage and asset-backed securities as realized gains and losses, not as adjustments to interest income. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change.The implementation of the accounting changes had no impact on total net assets of the Fund or the Fund's net asset value, but resulted in the following reclassifications between interest income and realized gains for the year ended September 30, 2002:

                                                                                    INTEREST                  REALIZED
                                                                                     INCOME                     GAINS
                                                                                    INCREASE/                 INCREASE/
                                                                                   (DECREASE)                (DECREASE)
                                                                                   -----------              ------------
     Low Duration Bond Portfolio ...............................................   $  (419,093)             $    419,093
     Intermediate Government Bond Portfolio ....................................       101,906                  (101,906)
     Intermediate Bond Portfolio ...............................................       477,744                  (477,744)
     Core Bond Total Return Portfolio ..........................................     1,859,085                (1,859,085)
     Core PLUS Total Return Portfolio ..........................................       (26,918)                   26,918
     Government Income Portfolio ...............................................        45,244                   (45,244)
     GNMA Portfolio ............................................................       (86,227)                   86,227
     Managed Income Portfolio ..................................................     1,685,573                (1,685,573)
     International Bond Portfolio ..............................................         5,634                    (5,634)

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

                                 BLACKROCK FUNDS

     REVERSE REPURCHASE AGREEMENTS -- The Portfolios may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance and is included within the related liability on the statement of assets and liabilities. At the time the Portfolios enter into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

                                                                                                  HIGH YIELD
                                                                                GNMA                BOND
                                                                              PORTFOLIO           PORTFOLIO
                                                                             -----------         -----------
Average daily balance of reverse repurchase
   agreements outstanding during the year
   ended September 30, 2002 ............................................     $30,585,268         $18,909,745
Weighted Average Interest Rate .........................................            1.16%               2.34%
Maximum Amount of reverse repurchase
   agreements outstanding at any month-end
   during the year ended September 30, 20021 ...........................     $75,090,153         $39,820,588
Percentage of total assets .............................................           33.07%              10.67%
Amount of reverse repurchase agreements
   outstanding at September 30, 2002 ...................................     $31,567,469         $15,405,846
Percentage of total assets .............................................            8.76%               5.46%

----------
1 The maximum amount of reverse repurchase agreements outstanding at any month end occurred on November 30, 2001 and June 30, 2002, respectively.

     FUTURES TRANSACTIONS -- The Portfolios may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolios are required to deposit cash or pledge securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolios each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios' basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     OPTION WRITING/PURCHASING -- The Portfolios may write or purchase financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolios write or purchase an option, an amount equal to the premium received or paid by the Portfolios is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolios on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolios have realized a gain or a loss on investment transactions. The Portfolios as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     SWAPTIONS WRITING -- The Portfolios may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Portfolios represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.

                                 BLACKROCK FUNDS

     When a Portfolio writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Assets and Liabilities or Statement of Net Assets. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Portfolio as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.

     Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Portfolios enter into swaption contracts with counterparties whose creditworthiness has been approved by the Board of Trustees. The Portfolios bear the market risk arising from any change in index values or interest rates.

     Written Option and Swaption transactions entered into during the year ended September 30, 2002 are summarized as follows:

                                                                                                                  CORE BOND
                                               INTERMEDIATE GOVERNMENT BOND       INTERMEDIATE BOND             TOTAL RETURN
                                               ----------------------------  -------------------------   ---------------------------
                                               NUMBER OF                     NUMBER OF                   NUMBER OF
                                               CONTRACTS         PREMIUM     CONTRACTS       PREMIUM      CONTRACTS      PREMIUM
                                               ----------------------------  -------------------------   ---------------------------
   Balance at 9/30/01 .....................          --        $        --         --       $       --         --      $        --
   Written ................................      11,487          1,673,932     31,500        4,689,896     64,331       10,254,078
   Expired ................................          --                 --         --               --       (415)        (581,305)
   Closed .................................     (10,020)        (1,304,214)   (27,340)      (3,670,763)   (49,900)      (6,854,500)
   Exercised ..............................          --                 --         --               --        (20)         (30,159)
                                                -------        -----------    -------       ----------    -------      -----------
   Balance at 9/30/02 .....................       1,467        $   369,718      4,160       $1,019,133     13,996      $ 2,788,114
                                                =======        ===========    =======       ==========     ======      ===========

                                                     GOVERNMENT INCOME                  GNMA                  MANAGED INCOME
                                               ----------------------------  -------------------------   ---------------------------
                                                NUMBER OF                     NUMBER OF                   NUMBER OF
                                                CONTRACTS          PREMIUM    CONTRACTS        PREMIUM    CONTRACTS      PREMIUM
                                               ----------------------------  -------------------------   ---------------------------
   Balance at 9/30/01 .....................          --        $        --         --       $       --         --      $        --
   Written ................................       1,350             57,900      3,500          152,832     43,624        6,898,533
   Expired ................................          --                 --         --               --       (286)        (400,250)
   Closed .................................      (1,350)           (57,900)    (3,500)        (152,832)   (34,700)      (4,800,400)
   Exercised ..............................          --                 --         --               --        (10)         (14,129)
                                                -------        -----------    -------       ----------    -------      -----------
   Balance at 9/30/02 .....................          --             $   --         --          $    --      8,628      $ 1,683,754
                                                =======        ===========    =======       ==========     ======      ===========

                                                    INTERNATIONAL BOND
                                                --------------------------
                                                NUMBER OF
                                                CONTRACTS        PREMIUM
                                                --------------------------
   Balance at 9/30/01 .....................          --        $        --
   Written ................................          38             69,326
   Expired ................................          --                 --
   Closed .................................          --                 --
   Exercised ..............................          --                 --
                                                -------        -----------
   Balance at 9/30/02 .....................          38            $69,326
                                                =======        ===========

                                 BLACKROCK FUNDS

                                                   CORE PLUS TOTAL RETURN
                                                ----------------------------
                                                NUMBER OF
                                                CONTRACTS          PREMIUM
                                                ----------------------------
   Balance at 12/07/011 ...................          --        $        --
   Written ................................          27             40,209
   Expired ................................          (9)           (13,667)
   Closed .................................          --                 --
   Exercised ..............................          --                 --
                                                -------        -----------
   Balance at 9/30/02 .....................          18            $26,542
                                                =======        ===========
----------
1 Commencement of operations.

     TBA PURCHASE COMMITMENTS -- The Portfolios may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     FINANCING TRANSACTIONS -- The Portfolios may enter into financing transactions consisting of a sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio's right to repurchase the security may be restricted. The value of the security may change over the term of the financing transaction.

     SECURITIES LENDING -- Through an agreement with PFPC Trust Co. the Portfolios may lend portfolio securities to certain brokers, dealers or other financial institutions that pay the Portfolios a negotiated fee. Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of securities in the BlackRock International Bond Portfolio are secured by collateral at least equal to 105% of the market value on securities on loan. However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending ativity. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These may include the Institutional Money Market Trust (the "Trust"), a portfolio of money market securities advised by BlackRock Capital Management, Inc., or high-quality, short-term instruments with a maturity date not to exceed 397 days. At September 30, 2002, the market value of securities on loan, cash collateral invested in the Trust and total value of collateral held in connection with securities lending is summarized as follows:

                                                             MARKET VALUE OF         MARKET VALUE        TOTAL MARKET
                                                               SECURITIES        OF CASH COLLATERAL        VALUE OF
                                                                 ON LOAN        INVESTED IN THE TRUST  COLLATERAL RECEIVED
                                                             ---------------    ---------------------  -------------------
               Low Duration Bond Portfolio ...............    $ 7,824,028          $        --            $ 8,256,400
               Intermediate Bond Portfolio ...............     10,339,573           10,943,250             10,943,250
               Core Bond Total Return Portfolio ..........     16,093,325           16,884,710             16,884,710
               Managed Income Portfolio ..................     11,240,464           11,929,170             11,929,170
               International Bond Portfolio ..............        566,245              591,800                591,800
               High Yield Bond Portfolio .................     19,221,130           20,390,260             20,390,260

     BlackRock Capital Management, Inc., a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Trust, but receives no fees for these services. Administrative and accounting services are provided by PFPC Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. PFPC is paid a fee from the Trust at an annual rate not to exceed 0.10% of the Trust's average daily net assets.

     In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

                                 BLACKROCK FUNDS

     TRANSFERS IN-KIND -- During the fiscal year, certain shareholders of the Intermediate Bond Portfolio and the Core Bond Total Return Portfolio transferred cash and securities with a value of $31,697,616 and $16,222,194, respectively, in exchange for fund shares. The securities contributed were subject to a taxable event prior to the in-kind transfers to the Portfolios and had the same market value and cost basis as of the date of transfer. Accordingly, for purposes of generally accepted accounting principles, the book cost of any securities transferred in-kind to the portfolios were equal to the market value of such securities on their date of contribution to the Portfolios resulting in no difference between book cost and tax cost.

     OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

     Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Financial Management, Inc., ("BFM") a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the bond Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For its advisory services, BlackRock is entitled to receive fees, computed daily and paid monthly, at the following annual rates, based on each Portfolio's average daily net assets:

                                                                          EACH PORTFOLIO
                                                                     EXCEPT THE INTERNATIONAL         INTERNATIONAL BOND PORTFOLIO
                                                                  BOND PORTFOLIO & GNMA PORTFOLIO           & GNMA PORTFOLIO
                                                                  -------------------------------     ----------------------------
                                                                            INVESTMENT                         INVESTMENT
               AVERAGE DAILY NET ASSETS                                    ADVISORY FEE                       ADVISORY FEE
               ------------------------                           -------------------------------     ----------------------------
               first $1 billion ...............................               .500%                              .550%
               $1 billion-- $2 billion ........................               .450                               .500
               $2 billion-- $3 billion ........................               .425                               .475
               greater than $3 billion ........................               .400                               .450

     For the year ended September 30, 2002, advisory fees and waivers for each Portfolio were as follows:

                                                                                GROSS                             NET ADVISORY
                                                                            ADVISORY FEE           WAIVER             FEE
                                                                            ------------          ----------     -------------
     Low Duration Bond Portfolio ........................................     $2,862,874          $1,470,012       $1,392,862
     Intermediate Government Bond Portfolio .............................      1,742,500             779,737          962,763
     Intermediate Bond Portfolio ........................................      4,670,889           1,935,147        2,735,742
     Core Bond Total Return Portfolio ...................................      9,214,649           4,180,505        5,034,144
     Core PLUS Total Return Portfolio ...................................        292,985             213,576           79,409
     Government Income Portfolio ........................................        317,192             188,393          128,799
     GNMA Portfolio .....................................................      1,081,196             574,069          507,127
     Managed Income Portfolio ...........................................      6,149,093           1,650,368        4,498,725
     International Bond Portfolio .......................................        772,312                 ---          772,312
     High Yield Bond Portfolio ..........................................      1,319,166             376,620          942,546

                                 BLACKROCK FUNDS

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into a series of annual expense limitation agreements beginning February 1, 1999. The agreements set a limit on certain of the operating expenses of each Portfolio for the next year and require BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     At September 30, 2002, the expense limits as a percentage of average daily net assets and amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

                                               EXPENSE                                                              TOTAL WAIVERS
                                              LIMITATION        EXPIRING           EXPIRING          EXPIRING        SUBJECT TO
                                              PERCENTAGE    JANUARY 31, 2003  JANUARY 31, 2004  JANUARY 31, 2005    REIMBURSEMENT
                                              ----------    ----------------  ----------------  ----------------    -------------
     Low Duration Bond Portfolio ..........      0.385%        $  752,645        $  893,933        $1,106,939        $2,753,517
     Intermediate Government Bond Portfolio      0.475%           627,636           575,882           410,636         1,614,154
     Intermediate Bond Portfolio ..........      0.435%         1,467,935         1,724,043         1,252,465         4,444,443
     Core Bond Total Return Portfolio .....      0.380%         3,446,013         3,537,366         2,911,960         9,895,339
     Core PLUS Total Return Portfolio .....      0.375%                --            30,616           182,960           213,576
     Government Income Portfolio ..........      0.550%            64,286            69,369            84,360           218,015
     GNMA Portfolio .......................      0.485%           300,654           291,134           349,947           941,735
     Managed Income Portfolio .............      0.485%         1,728,291         1,439,933         1,143,278         4,311,502
     International Bond Portfolio .........      0.865%                --                --                --                --
     High Yield Bond Portfolio ............      0.525%           103,242           279,530           269,234           652,006

     BlackRock pays BFM fees for its sub-advisory services.

     PFPC, Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes, except for the BlackRock Class, is charged an administration fee based on the following percentage of average daily net assets of each respective class: .145% of the first $500 million, .135% of the next $500 million and .125% of assets in excess of $1 billion. The BlackRock Class is charged an administration fee of .035% of the first $500 million, .025% of the next $500 million and .015% of assets in excess of $1 billion based upon average daily net assets of its class. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     For the year ended September 30, 2002, administration fees and waivers for each Portfolio were as follows:

                                                     GROSS                              NET
                                                 ADMINISTRATION                   ADMINISTRATION
                                                      FEE             WAIVER            FEE
                                                 --------------      --------     --------------
     Low Duration Bond Portfolio ..........        $1,293,768        $226,595        $1,067,173
     Intermediate Government Bond Portfolio           801,550              --           801,550
     Intermediate Bond Portfolio ..........         2,061,878         523,296         1,538,582
     Core Bond Total Return Portfolio .....         3,980,796         764,367         3,216,429
     Core PLUS Total Return Portfolio .....           134,773          74,622            60,151
     Government Income Portfolio ..........           145,908              --           145,908
     GNMA Portfolio .......................           452,137              --           452,137
     Managed Income Portfolio .............         2,685,173              --         2,685,173
     International Bond Portfolio .........           322,967              --           322,967
     High Yield Bond Portfolio ............           606,816          43,631           563,185

                                 BLACKROCK FUNDS

     PFPC Trust Co., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments
("distribution fees") made to BlackRock Distributors, Inc., an indirect subsidiary of The PNC Financial Services Group, Inc., as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various service organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

     Effective October 1, 2002, BlackRock, the Distributor and PFPC have contractually agreed to waive or reimburse fees or expenses in order to limit fund expenses to .90% (excluding interest expense) (for Investor A Shares) and 1.65% (excluding interest expense) (for Investor B and C Shares) of average daily net assets for the Low Duration Bond, Core Bond Total Return and Core PLUS Total Return Portfolios.

     Effective October 1, 2002, BlackRock, the Distributor and PFPC have contractually agreed to waive or reimburse fees or expenses in order to limit fund expenses to .95% (excluding interest expense) (for Investor A Shares) and 1.70% (excluding interest expense) (for Investor B and C Shares) of average daily net assets for the Intermediate Bond Portfolio.

(C) PURCHASES AND SALES OF SECURITIES

     For the year end September 30, 2002, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                     PURCHASES                SALES
                                                   --------------        --------------
     Low Duration Bond Portfolio ..........        $  620,627,153        $  300,036,766
     Intermediate Government Bond Portfolio           252,271,298           197,323,655
     Intermediate Bond Portfolio ..........         1,063,701,025         1,141,216,833
     Core Bond Total Return Portfolio .....         4,625,534,432         4,150,036,767
     Core PLUS Total Return Portfolio .....           199,895,775           124,401,643
     Government Income Portfolio ..........           191,999,159           145,601,677
     GNMA Portfolio .......................           437,412,031           260,516,874
     Managed Income Portfolio .............         2,488,191,685         2,391,669,653
     International Bond Portfolio .........           241,848,557           272,007,470
     High Yield Bond Portfolio ............           909,987,135           817,966,770

     For the year ended September 30, 2002, purchases and sales of government securities were as follows:

                                                     PURCHASES                SALES
                                                   --------------        --------------
     Low Duration Bond Portfolio ..........        $1,066,102,954        $  761,116,444
     Intermediate Government Bond Portfolio           539,751,743           495,007,920
     Intermediate Bond Portfolio ..........         1,368,604,354         1,316,188,565
     Core Bond Total Return Portfolio .....         3,013,811,043         2,974,604,379
     Core PLUS Total Return Portfolio .....           118,670,084           104,047,029
     Government Income Portfolio ..........           286,685,374           267,160,700
     GNMA Portfolio .......................           714,878,941           718,224,209
     Managed Income Portfolio .............         1,641,066,463         1,630,633,278
     International Bond Portfolio .........            55,844,198            35,949,725

                                 BLACKROCK FUNDS

(D)    CAPITAL SHARES

     Transactions in capital shares for each period were as follows:

                                                                   LOW DURATION BOND PORTFOLIO
                                               ---------------------------------------------------------------
                                                    FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                         9/30/02                           9/30/01
                                               -----------------------------     -----------------------------
                                                 SHARES            VALUE            SHARES           VALUE
                                               -----------     -------------     -----------     -------------
Shares sold:
     BlackRock Class ......................     31,009,431     $ 313,414,032      13,277,286     $ 131,969,830
     Institutional Class ..................     25,873,010       262,529,876       4,114,549        41,323,865
     Service Class ........................      9,612,951        97,304,297       2,722,015        27,361,695
     Investor A Class .....................     11,700,709       118,663,288       9,884,536        98,939,174
     Investor B Class .....................      3,983,995        40,360,231       1,459,463        14,652,433
     Investor C Class .....................     12,735,696       129,040,666       1,352,008        13,601,006
Shares issued in reinvestment of dividends:
     BlackRock Class ......................        414,066         4,195,444         441,060         4,401,548
     Institutional Class ..................        116,331         1,181,157          37,911           378,871
     Service Class ........................        209,486         2,122,192          72,226           721,857
     Investor A Class .....................         76,611           776,262          18,627           186,572
     Investor B Class .....................         43,394           439,648          22,408           224,104
     Investor C Class .....................         33,225           336,369           3,080            30,903
Shares redeemed:
     BlackRock Class ......................    (15,111,880)     (153,153,313)    (11,375,333)     (113,805,378)
     Institutional Class ..................    (10,103,620)     (102,506,709)     (3,816,307)      (38,211,575)
     Service Class ........................     (2,237,493)      (22,701,114)       (601,088)       (6,033,021)
     Investor A Class .....................     (6,282,825)      (63,729,932)     (8,904,698)      (89,139,905)
     Investor B Class .....................       (855,464)       (8,658,808)       (303,949)       (3,038,389)
     Investor C Class .....................     (2,084,504)      (21,144,585)       (527,698)       (5,296,781)
                                               -----------     -------------     -----------     -------------
Net increase ..............................     59,133,119     $ 598,469,001       7,876,096     $  78,266,809
                                               ===========     =============     ===========     =============

                                                             INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                                               ---------------------------------------------------------------
                                                    FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                         9/30/02                           9/30/01
                                               -----------------------------     -----------------------------
                                                 SHARES            VALUE            SHARES           VALUE
                                               -----------     -------------     -----------     -------------
Shares sold:
     Institutional Class ..................      4,084,690     $  42,805,936       2,889,791     $  29,577,185
     Service Class ........................        472,837         4,975,421       1,387,735        14,170,831
     Investor A Class .....................     17,591,609       185,282,414      15,258,033       156,461,421
     Investor B Class .....................        577,962         6,095,846         219,041         2,250,942
     Investor C Class .....................      1,129,632        11,929,777       1,602,487        16,363,263
Shares issued in reinvestment of dividends:
     Institutional Class ..................         48,419           507,264          42,006           427,743
     Service Class ........................             71               741          18,212           185,467
     Investor A Class .....................        146,754         1,537,782          32,057           326,689
     Investor B Class .....................          9,337            97,802           3,777            38,512
     Investor C Class .....................          3,020            31,656           1,105            11,273
Shares redeemed:
     Institutional Class ..................     (7,397,416)      (77,361,218)     (6,463,996)      (65,700,774)
     Service Class ........................     (3,352,632)      (35,313,396)       (896,986)       (9,230,862)
     Investor A Class .....................    (14,223,461)     (149,589,424)    (14,897,309)     (152,816,457)
     Investor B Class .....................       (163,042)       (1,713,701)        (30,391)         (311,105)
     Investor C Class .....................       (609,017)       (6,410,318)     (1,505,039)      (15,356,710)
                                               -----------     -------------     -----------     -------------
Net decrease ..............................     (1,681,237)    $ (17,123,418)     (2,339,477)    $ (23,602,582)
                                               ===========     =============     ===========     =============

                                 BLACKROCK FUNDS

                                                                 INTERMEDIATE BOND PORTFOLIO
                                               ---------------------------------------------------------------
                                                    FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                         9/30/02                           9/30/01
                                               -----------------------------     -----------------------------
                                                 SHARES            VALUE            SHARES           VALUE
                                               -----------     -------------     -----------     -------------
Shares sold:
     BlackRock Class 1 ....................     16,517,119     $ 156,939,198      38,682,992     $ 366,339,133
     Institutional Class ..................     13,086,022       124,970,276      10,174,831        95,458,968
     Service Class ........................      1,968,764        18,815,249       1,553,006        14,643,676
     Investor A Class .....................      4,540,048        43,531,806       2,523,918        23,889,917
     Investor B Class .....................        485,648         4,639,999         218,575         2,065,894
     Investor C Class .....................        380,601         3,659,596          46,291           441,311
Shares issued in reinvestment of dividends:
     BlackRock Class ......................      1,665,699        15,965,185         590,672         5,537,264
     Institutional Class ..................        467,705         4,519,981          90,916           849,124
     Service Class ........................        136,449         1,306,965          75,953           712,696
     Investor A Class .....................         93,883           895,560          22,360           209,708
     Investor B Class .....................         10,800           103,352           4,726            44,361
     Investor C Class .....................          3,260            31,256           1,881            17,657
Shares redeemed:
     BlackRock Class ......................    (34,228,083)     (325,026,508)     (2,034,487)      (19,569,351)
     Institutional Class ..................    (26,707,560)     (254,963,229)    (15,114,518)     (142,595,967)
     Service Class ........................     (2,156,765)      (20,644,913)       (756,006)       (7,117,058)
     Investor A Class .....................     (2,632,748)      (25,219,381)     (2,187,188)      (20,738,207)
     Investor B Class .....................       (157,150)       (1,493,064)        (38,734)         (367,677)
     Investor C Class .....................        (72,542)         (695,173)         (9,125)          (86,942)
                                               -----------     -------------     -----------     -------------
Net increase (decrease) ...................    (26,598,850)    $(252,663,845)     33,846,063     $ 319,734,507
                                               ===========     =============     ===========     =============
                                                              CORE BOND TOTAL RETURN PORTFOLIO
                                               ---------------------------------------------------------------
                                                    FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                         9/30/02                           9/30/01
                                               -----------------------------     -----------------------------
                                                 SHARES            VALUE            SHARES           VALUE
                                               -----------     -------------     -----------     -------------
Shares sold:
     BlackRock Class 2 ....................     57,993,680     $ 567,889,609      37,168,139     $ 359,351,270
     Institutional Class ..................     32,415,787       315,934,295      26,550,451       256,946,361
     Service Class ........................      6,929,090        67,162,597       7,267,651        70,186,136
     Investor A Class .....................     15,201,512       149,997,538       7,135,101        69,357,845
     Investor B Class .....................      3,027,081        29,774,377       2,730,067        26,589,633
     Investor C Class .....................      3,695,252        36,416,117       2,345,518        22,716,803
Shares issued in reinvestment of dividends:
     BlackRock Class ......................      3,051,716        29,987,278       1,604,603        15,497,912
     Institutional Class ..................      1,599,441        15,870,274         446,709         4,302,732
     Service Class ........................        239,846         2,365,025          62,879           607,822
     Investor A Class .....................        336,381         3,296,610          48,279           467,211
     Investor B Class .....................        107,780         1,059,613          43,447           420,037
     Investor C Class .....................         31,345           308,319          10,354           100,462
Shares redeemed:
     BlackRock Class ......................    (37,914,267)     (371,981,885)    (19,898,567)     (191,507,330)
     Institutional Class ..................    (51,106,464)     (501,131,950)    (30,315,432)     (293,986,650)
     Service Class ........................     (6,882,411)      (68,091,005)     (2,374,989)      (22,862,622)
     Investor A Class .....................     (8,703,872)      (85,587,688)     (5,714,422)      (55,513,523)
     Investor B Class .....................     (1,167,046)      (11,464,654)       (438,239)       (4,230,916)
     Investor C Class .....................     (1,167,443)      (11,440,501)       (496,552)       (4,837,060)
                                               -----------     -------------     -----------     -------------
Net increase ..............................     17,687,408     $ 170,363,969      26,174,997     $ 253,606,123
                                               ===========     =============     ===========     =============

----------
1 Includes   3,375,410  shares  issued  in  exchange  for  cash  and  securities transferred in-kind with a value of $31,697,616. See Note (A).
2 Includes   1,688,053  shares  issued  in  exchange  for  cash  and  securities transferred in-kind with a value of $16,222,194. See Note (A).

                                 BLACKROCK FUNDS

                                                           CORE PLUS TOTAL RETURN PORTFOLIO
                                                           --------------------------------
                                                                    FOR THE PERIOD
                                                               12/7/01 1 THROUGH 9/30/02
                                                           --------------------------------
                                                               SHARES            VALUE
                                                           ------------       ------------
Shares sold:
     BlackRock Class ....................................    14,008,897       $141,252,280
     Institutional Class ................................       395,658          4,000,100
     Service Class ......................................            10                100
     Investor A Class ...................................         8,140             82,510
     Investor B Class ...................................            10                100
     Investor C Class ...................................            10                100
Shares issued in reinvestment of dividends:
     BlackRock Class ....................................       158,468          1,603,995
     Institutional Class ................................         4,730             47,481
     Service Class ......................................            --                  3
     Investor A Class ...................................           100              1,008
     Investor B Class ...................................            --                  3
     Investor C Class ...................................            --                  3
Shares redeemed:
     BlackRock Class ....................................    (4,907,152)       (49,750,786)
     Institutional Class ................................      (400,378)        (4,027,798)
     Service Class ......................................            --                 --
     Investor A Class ...................................        (7,997)           (80,315)
     Investor B Class ...................................            --                 --
     Investor C Class ...................................            --                 --
                                                             ----------       ------------
Net increase ............................................     9,260,496       $ 93,128,784
                                                             ==========       ============
                                                                GOVERNMENT INCOME PORTFOLIO
                                               --------------------------------------------------------------
                                                    FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                        9/30/02                           9/30/01
                                               ----------------------------      ----------------------------
                                                 SHARES           VALUE             SHARES          VALUE
                                               ----------      ------------      -----------     ------------
Shares sold:
     Investor A Class .....................     8,704,664      $ 94,539,302        6,388,006     $ 67,193,701
     Investor B Class .....................     2,347,991        25,648,187        1,099,629       11,612,500
     Investor C Class .....................     1,513,933        16,418,337          433,417        4,563,342
Shares issued in reinvestment of dividends:
     Investor A Class .....................        80,632           869,324           26,922          281,600
     Investor B Class .....................       118,142         1,272,130           65,235          678,716
     Investor C Class .....................        10,182           109,753            2,156           22,507
Shares redeemed:
     Investor A Class .....................    (6,123,882)      (66,131,236)      (5,888,827)     (62,069,034)
     Investor B Class .....................      (960,093)      (10,368,608)        (892,912)      (9,343,099)
     Investor C Class .....................      (237,026)       (2,555,820)        (235,953)      (2,481,070)
                                               ----------      ------------      -----------     ------------
Net increase ..............................     5,454,543      $ 59,801,369          997,673     $ 10,459,163
                                               ===========     ============      ===========     ============

----------
1 Commencement of operations.

                                 BLACKROCK FUNDS

                                                                    GNMA PORTFOLIO
                                               --------------------------------------------------------------
                                                    FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                        9/30/02                           9/30/01
                                               ----------------------------      ----------------------------
                                                 SHARES           VALUE             SHARES          VALUE
                                               ----------      ------------      -----------     ------------
Shares sold:
     Institutional Class ..................     8,193,810      $ 82,924,496       3,217,661      $ 32,292,791
     Service Class ........................       129,220         1,312,504         206,451         2,078,042
     Investor A Class .....................     4,234,329        43,072,324       2,711,341        27,127,648
     Investor B Class .....................     2,059,786        20,957,614         495,019         4,999,265
     Investor C Class .....................     3,680,587        37,252,307         127,693         1,288,949
Shares issued in reinvestment of dividends:
     Institutional Class ..................       217,612         2,202,406           1,109            11,090
     Service Class ........................         1,398            14,204              64               645
     Investor A Class .....................        29,378           298,905           5,852            58,531
     Investor B Class .....................        36,094           366,157           4,302            43,145
     Investor C Class .....................        10,401           105,475             521             5,233
Shares redeemed:
     Institutional Class ..................    (1,925,264)      (19,535,767)     (1,593,413)      (15,910,731)
     Service Class ........................       (47,878)         (487,591)       (205,069)       (2,063,971)
     Investor A Class .....................    (3,293,488)      (33,513,330)     (2,555,415)      (25,563,196)
     Investor B Class .....................      (238,319)       (2,424,577)        (54,124)         (542,204)
     Investor C Class .....................      (268,375)       (2,721,412)        (11,999)         (122,729)
                                               ----------      ------------      ----------      ------------
Net increase ..............................    12,819,291      $129,823,715       2,349,993      $ 23,702,508
                                               ==========      ============      ==========      ============

                                                                  MANAGED INCOME PORTFOLIO
                                               --------------------------------------------------------------
                                                    FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                        9/30/02                           9/30/01
                                               ----------------------------      ----------------------------
                                                 SHARES           VALUE             SHARES          VALUE
                                               ----------      ------------      -----------     ------------
Shares sold:
     Institutional Class ..................     10,207,300     $ 107,255,564      10,713,716     $ 110,038,217
     Service Class ........................     15,821,178       166,240,535      15,222,996       155,491,453
     Investor A Class .....................      7,671,445        81,027,087       3,511,364        36,309,852
     Investor B Class .....................        345,795         3,644,847         360,058         3,713,502
     Investor C Class .....................         29,857           313,363          36,410           374,286
Shares issued in reinvestment of dividends:
     Institutional Class ..................         58,814           618,946          50,245           514,624
     Service Class ........................        268,519         2,825,304         391,551         3,992,698
     Investor A Class .....................        193,059         2,027,960          73,989           757,948
     Investor B Class .....................         19,890           209,272          18,886           193,358
     Investor C Class .....................            179             1,873             165             1,691
Shares redeemed:
     Institutional Class ..................    (22,296,084)     (234,179,453)    (29,246,128)     (300,127,145)
     Service Class ........................    (25,752,173)     (272,020,004)    (21,795,360)     (225,400,835)
     Investor A Class .....................     (4,840,132)      (51,018,396)     (3,387,718)      (35,020,677)
     Investor B Class .....................       (223,975)       (2,356,409)       (113,041)       (1,160,030)
     Investor C Class .....................        (10,840)         (114,648)         (6,987)          (72,758)
                                               -----------     -------------     -----------     -------------
Net decrease ..............................    (18,507,168)    $(195,524,159)    (24,169,854)    $(250,393,816)
                                               ===========     =============     ===========     =============

                                 BLACKROCK FUNDS

                                                                 INTERNATIONAL BOND PORTFOLIO
                                               --------------------------------------------------------------
                                                    FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                        9/30/02                           9/30/01
                                               ----------------------------      ----------------------------
                                                 SHARES           VALUE             SHARES          VALUE
                                               ----------      ------------      -----------     ------------
Shares sold:
     Institutional Class ..................     2,510,773      $ 26,213,250       2,929,673      $ 30,576,850
     Service Class ........................     2,587,721        26,889,822         878,225         9,164,565
     Investor A Class .....................     3,480,684        36,261,959       1,725,515        17,995,590
     Investor B Class .....................       556,247         5,803,258         480,121         5,008,980
     Investor C Class .....................       570,640         5,955,983         229,492         2,397,233
Shares issued in reinvestment of dividends:
     Institutional Class ..................        51,998           541,213         100,326         1,033,321
     Service Class ........................        63,311           657,692          11,082           114,623
     Investor A Class .....................       115,132         1,196,855          69,663           719,322
     Investor B Class .....................        22,767           236,941          27,427           282,539
     Investor C Class .....................        16,606           173,064          21,414           221,009
Shares redeemed:
     Institutional Class ..................    (6,193,478)      (64,914,493)     (2,507,224)      (26,114,139)
     Service Class ........................    (1,125,862)      (11,758,494)       (223,069)       (2,320,768)
     Investor A Class .....................    (1,424,775)      (14,820,929)       (705,106)       (7,369,965)
     Investor B Class .....................      (192,901)       (2,006,143)       (112,319)       (1,169,891)
     Investor C Class .....................      (185,807)       (1,948,552)        (62,712)         (654,353)
                                               ----------      ------------      ----------      ------------
Net increase ..............................       853,056      $  8,481,426       2,862,508      $ 29,884,916
                                               ==========      ============      ==========      ============

                                                                 HIGH YIELD BOND PORTFOLIO
                                               --------------------------------------------------------------
                                                    FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                        9/30/02                           9/30/01
                                               ----------------------------      ----------------------------
                                                 SHARES           VALUE             SHARES          VALUE
                                               ----------      ------------      -----------     ------------
Shares sold:
     BlackRock Class ......................      4,139,269     $  31,132,893      3,754,693      $ 30,000,000
     Institutional Class ..................     16,787,615       125,855,426      6,936,926        56,569,138
     Service Class ........................      4,748,215        33,555,924          3,634            29,973
     Investor A Class .....................      3,058,732        22,578,924      1,444,171        11,848,881
     Investor B Class .....................      3,875,188        28,822,679      3,634,014        29,816,538
     Investor C Class .....................      2,427,667        18,086,783      1,346,819        11,162,614
Shares issued in reinvestment of dividends:
     BlackRock Class ......................        373,322         2,759,657              2                14
     Institutional Class ..................         14,550           107,312          7,104            57,249
     Service Class ........................            219             1,573             75               603
     Investor A Class .....................         85,436           628,656         44,117           359,401
     Investor B Class .....................        234,337         1,732,399        207,993         1,699,157
     Investor C Class .....................         68,290           504,028         39,034           317,205
Shares redeemed:
     BlackRock Class ......................     (3,491,519)      (24,866,674)            --                --
     Institutional Class ..................    (15,799,780)     (111,871,692)    (2,175,908)      (17,658,999)
     Service Class ........................       (403,261)       (2,761,546)        (7,271)          (58,608)
     Investor A Class .....................     (1,552,653)      (11,132,398)      (845,397)       (6,865,805)
     Investor B Class .....................     (2,305,413)      (16,968,323)    (1,581,060)      (12,790,218)
     Investor C Class .....................       (777,148)       (5,712,122)      (277,348)       (2,222,646)
                                               -----------     -------------     ----------      ------------
Net increase ..............................     11,483,066     $  92,453,499     12,531,598      $102,264,497
                                               ===========     =============     ==========      ============

                                 BLACKROCK FUNDS

     On September 30, 2002, two shareholders held approximately 33% of the outstanding shares of the Low Duration Bond Portfolio, two shareholders held approximately 86% of the outstanding shares of the Intermediate Government Bond Portfolio, two shareholders held approximately 57% of the outstanding shares of the Intermediate Bond Portfolio, one shareholder held approximately 40% of the outstanding shares of the Core Bond Total Return Portfolio, three shareholders held approximately 80% of the outstanding shares of the Core PLUS Total Return Portfolio, two shareholders held approximately 80% of the outstanding shares of the GNMA Portfolio, one shareholder held approximately 79% of the outstanding shares of the Managed Income Portfolio, two shareholders held approximately 28% of the outstanding shares of the International Bond Portfolio and two shareholders held approximately 45% of the outstanding shares of the High Yield Bond Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

(E) AT SEPTEMBER 30, 2002, NET ASSETS CONSISTED OF:

                                                  LOW          INTERMEDIATE
                                               DURATION         GOVERNMENT        INTERMEDIATE        CORE BOND        CORE PLUS
                                                 BOND              BOND               BOND          TOTAL RETURN     TOTAL RETURN
                                               PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO        PORTFOLIO
                                             ------------      ------------       ------------     --------------    ------------
     Capital paid-in ......................  $925,734,141      $334,939,588       $779,031,446     $1,900,020,303     $93,128,784
     Undistributed (accumulated) net
       investment income (loss) ...........    (2,449,157)          584,742          1,230,069          6,169,289         190,799
     Accumulated net realized gain
       (loss) on investment
       transactions, futures, options,
       swap contracts and foreign
       currency related transactions ......     1,542,586        (3,034,796)         2,717,990         24,012,731         370,481
     Net unrealized appreciation on
       investment transactions, futures,
       options, swaptions, swap
       contracts and foreign currency
       related transactions ...............    17,720,888        19,593,818         39,737,573         62,075,259       1,814,816
                                             ------------      ------------       ------------     --------------     -----------
                                             $942,548,458      $352,083,352       $822,717,078     $1,992,277,582     $95,504,880
                                             ============      ============       ============     ==============     ===========

                                             GOVERNMENT                             MANAGED        INTERNATIONAL      HIGH YIELD
                                               INCOME              GNMA             INCOME             BOND              BOND
                                              PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                             ------------      ------------     --------------     --------------    ------------
     Capital paid-in ......................  $103,746,944      $251,386,199     $1,077,264,001      $121,457,870     $330,623,453
     Undistributed (accumulated)
       net investment income (loss) .......      (260,687)         (457,110)         7,102,595        (4,500,527)      (1,811,269)
     Accumulated net realized gain
       (loss) on investment
       transactions, futures, options,
       swap contracts and foreign
       currency related transactions ......     1,671,961        (1,849,637)        (3,285,239)          314,116      (37,272,354)
     Net unrealized appreciation
       (depreciation) on investment
       transactions, futures, options,
       swaptions, swap contracts and
       foreign currency related
       transactions .......................     4,305,166         9,085,686         43,144,203         4,909,108      (37,407,566)
                                             ------------      ------------     --------------      ------------     ------------
                                             $109,463,384      $258,165,138     $1,124,225,560      $122,180,567     $254,132,264
                                             ============      ============     ==============      ============     ============

                                 BLACKROCK FUNDS

                    NOTES TO FINANCIAL STATEMENTS(CONCLUDED)

(F) FEDERAL TAX INFORMATION

     No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes. Short-term capital gain and foreign currency distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for federal tax purposes.

     Dividends from net investment  income and  distributions  from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. The following permanent differences as of September 30, 2002, attributable to realized foreign currency gains/(losses), foreign futures realized gains/(losses) and paydown adjustments were reclassified to the following accounts:

                                                                                                   INCREASE/          INCREASE/
                                                                                                  (DECREASE)         (DECREASE)
                                                                               INCREASE/          ACCUMULATED       UNDISTRIBUTED
                                                                              (DECREASE)         NET REALIZED      NET INVESTMENT
                                                                            PAID IN-CAPITAL       GAIN (LOSS)          INCOME
                                                                            ---------------     -------------      --------------
     Low Duration Bond Portfolio .......................................       $   --           $  (478,565)        $  478,565
     Intermediate Government Bond Portfolio ............................           --               (51,423)            51,423
     Intermediate Bond Portfolio .......................................           --                12,716            (12,716)
     Core Bond Total Return Portfolio ..................................           --            (6,885,295)         6,885,295
     Core PLUS Total Return Portfolio ..................................           --              (262,459)           262,459
     Government Income Portfolio .......................................           --               (58,240)            58,240
     GNMA Portfolio ....................................................           --              (428,077)           428,077
     Managed Income Portfolio ..........................................           --            (4,253,782)         4,253,782
     International Bond Portfolio ......................................           --               878,039           (878,039)
     High Yield Bond Portfolio .........................................        1,080                (1,080)                --

     These reclassifications had no effect on net assets or net asset value per share.

     As   of   September   30,   2002,   the    components   of    distributable
earnings/(accumulated losses) were as follows:

                                                            UNDISTRIBUTED      UNDISTRIBUTED        CAPITAL               POST-
                                                              ORDINARY           LONG-TERM           LOSS                OCTOBER
                                                               INCOME          CAPITAL GAIN      CARRYFORWARDS           LOSSES
                                                            -------------      -------------     ---------------     --------------
     Low Duration Bond Portfolio ........................   $   534,997          $    --          $        --        $ (1,617,223) 1
     Intermediate Government Bond Portfolio .............     1,873,737               --           (2,423,236)         (2,684,392)
     Intermediate Bond Portfolio ........................     6,496,718           40,425                   --          (2,922,208)
     Core Bond Total Return Portfolio ...................    25,424,164               --                   --            (561,437)
     Core PLUS Total Return Portfolio ...................       571,149               --             (173,939)                 --
     Government Income Portfolio ........................     1,714,744           95,622                   --              (5,676)
     GNMA Portfolio .....................................       738,357               --             (603,989)         (2,193,666)
     Managed Income Portfolio ...........................    11,932,970               --           (3,148,509)        (12,776,816)
     International Bond Portfolio .......................       855,473           89,094                   --          (4,925,160) 1
     High Yield Bond Portfolio ..........................       620,350               --           (6,699,196)        (30,233,498)

     1. Includes Post-October currency losses of $63,390 for the BlackRock Low Duration Bond Portfolio and $4,352,668 for the BlackRock International Bond Portfolio.

                                 BLACKROCK FUNDS


     Post-October losses represent losses realized on investment transactions from November 1, 2001 through September 30, 2002 that, in accordance with Federal income tax regulations, the Portfolios defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At September 30, 2002, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                                  EXPIRING SEPTEMBER 30
                                                         -----------------------------------------------------------------------
                                                           2007           2008            2009           2010            TOTAL
                                                         --------      ----------      ----------     ----------      ----------
     Intermediate Government Bond Portfolio .........    $     --      $2,423,236      $       --     $       --      $2,423,236
     Core PLUS Total Return Portfolio ...............          --              --              --        173,939         173,939
     GNMA Portfolio .................................          --              --              --        603,989         603,989
     Managed Income Portfolio .......................          --       3,148,509              --             --       3,148,509
     High Yield Bond Portfolio ......................     683,582         603,164       1,980,685      3,431,765       6,699,196

                                 BLACKROCK FUNDS

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF BLACKROCK FUNDS:

In our opinion, the accompanying statements of net assets of Low Duration Bond, Intermediate Government Bond and Core PLUS Total Return Portfolios and the statements of assets and liabilities, including the schedules of investments, of Intermediate Bond, Core Bond Total Return, Government Income, GNMA, Managed Income, International Bond and High Yield Bond Portfolios (constituting the taxable bond portfolios of BlackRock Funds, hereafter referred to as the "Funds") and the related statements of operations and of changes in net assets, of cash flows of the Intermediate Bond and GNMA Portfolios and the financial highlights present fairly, in all material respects, the financial position of the Funds at September 30, 2002, the results of each of their operations and of changes in each of their net assets for the periods indicated, the cash flows of Intermediate Bond and GNMA Portfolios for the year then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
November 18, 2002

                                 BLACKROCK FUNDS

                                 FUND MANAGEMENT

Information pertaining to the Trustees and officers of the trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 441-7762. Institutional and service share class investors should call (800) 441-7450.

------------------------------------------------------------------------------------------------------------------------------------
                                                  TERM OF                                          NUMBER OF
                                                 OFFICE (3)                                       PORTFOLIOS
   NAME, ADDRESS,             POSITION(S)        AND LENGTH     PRINCIPAL OCCUPATION(S)            IN FUND       OTHER DIRECTORSHIPS
        AGE                 HELD WITH FUND        OF TIME       DURING PAST FIVE YEARS             COMPLEX          HELD BY TRUSTEE
                                                   SERVED                                          OVERSEEN         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Raymond J. Clark (1)           Trustee          Since 1996      Retired; Treasurer of                 43
c/o BlackRock Funds                                             Princeton University from 1987
100 Bellevue Parkway                                            to 2001; Trustee, The Compass
Wilmington, DE 19809                                            Capital Group of Funds from
Age: 67                                                         1987 to 1996; Trustee,
                                                                Chemical Bank, New Jersey
                                                                Advisory Board from 1994 until
                                                                1995; Chairman of Board of
                                                                Trustees, American Red Cross -
                                                                Central N.J. Chapter; Trustee,
                                                                Medical Center of Princeton;
                                                                and Trustee, United
                                                                Way-Greater Mercer County from
                                                                1996-1997.
------------------------------------------------------------------------------------------------------------------------------------
Laurence D. Fink(2)            Trustee and      Since 2000      Director, Chairman and Chief          43
BlackRock, Inc.                President                        Executive Officer of
40 E. 52nd                                                      BlackRock, Inc. since its
Street New York,                                                formation in 1998 and of
NY 10022                                                        BlackRock, Inc.'s predecessor
Age:49                                                          entities since 1988; Chairman
                                                                of the Management Committee
                                                                and Co-chair of the Investment
                                                                Strategy Group of BlackRock,
                                                                Inc.; Treasurer of BlackRock
                                                                Funds from 2000 to 2002;
                                                                formerly, Managing Director of
                                                                the First Boston Corporation,
                                                                Member of its Management
                                                                Committee, Co-head of its
                                                                Taxable Fixed Income Division
                                                                and Head of its Mortgage and
                                                                Real Estate Products Group;
                                                                formerly, Chairman of the
                                                                Board and Director of
                                                                BlackRock's closed-end funds;
                                                                Chairman of the Board and
                                                                Director of Anthracite
                                                                Capital, Inc.; Director of
                                                                BlackRock's offshore funds and
                                                                alternative investment
                                                                vehicles and Chairman of the
                                                                Board of Nomura BlackRock
                                                                Asset Management Co., Ltd.;
                                                                Director of the New York Stock
                                                                Exchange; Vice Chairman of the
                                                                Board of Trustees of Mount
                                                                Sinai-New York University
                                                                Medical Center and Health
                                                                System; Co-Chairman of the
                                                                Board of Trustees of NYU
                                                                Hospitals Center; and a Member
                                                                of the Board of Trustees of
                                                                New York University, NYU
                                                                School of Medicine and of
                                                                Phoenix House.
------------------------------------------------------------------------------------------------------------------------------------

                                 BLACKROCK FUNDS

------------------------------------------------------------------------------------------------------------------------------------
                                                  TERM OF                                          NUMBER OF
                                                 OFFICE (3)                                       PORTFOLIOS
   NAME, ADDRESS,             POSITION(S)        AND LENGTH     PRINCIPAL OCCUPATION(S)            IN FUND       OTHER DIRECTORSHIPS
        AGE                 HELD WITH FUND        OF TIME       DURING PAST FIVE YEARS             COMPLEX          HELD BY TRUSTEE
                                                   SERVED                                          OVERSEEN         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                        DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Honorable Stuart E. Eizenstat  Trustee          Since 2001      Partner, Covington & Burling          43
Covington & Burling                                             (law firm) (2001-Present);
1201 Pennsylvania Avenue, NW                                    Deputy Secretary of the
Washington, DC  20004                                           Treasury (1999-2001), Under
Age: 59                                                         Secretary of State for
                                                                Economic, Business and
                                                                Agricultural Affairs
                                                                (1997-1999), Under Secretary
                                                                of Commerce for International
                                                                Trade (1996-1997), Special
                                                                Representative of the
                                                                President and Secretary of
                                                                State on Holocaust Issues
                                                                (1995-2001), and U.S.
                                                                Ambassador to the European
                                                                Union, Department of State
                                                                (1993-1996), Government of the
                                                                United States of America;
                                                                Partner, Vice-Chairman and
                                                                Chairman of the Washington
                                                                Office, Powell, Goldstein,
                                                                Frazer & Murphy (1981-1993);
                                                                Director, Overseas Private
                                                                Investment Corporation
                                                                (1996-2001).
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hernandez            Trustee, Vice    Since 1996      Retired; Director of USX              43         Director and
c/o BlackRock Funds            Chairman and                     Corporation (a diversified                       Chairman of the
100 Bellevue Parkway           Chairman of the                  company principally engaged in                   Board, RTI
Wilmington, DE 19809           Nominating                       energy and steel businesses)                     International
Age: 58                        Committee                        from 1991 to 2001, Vice                          Metals, Inc.;
                                                                Chairman and Chief Financial                     Director,
                                                                Officer from 1994 to 2001;                       Eastman Chemical
                                                                Executive Vice President -                       Company.
                                                                Accounting and Finance and
                                                                Chief Financial Officer from
                                                                1991 to 1994; Director and
                                                                Chairman of the Executive
                                                                Committee, ACE Limited
                                                                (insurance company).
------------------------------------------------------------------------------------------------------------------------------------
Dr. Judith Rodin               Trustee          Since 2001      President, Professor of               43         Director, Aetna,
President                                                       Psychology (School of Arts and                   Inc.; Director,
University of Pennsylvania                                      Sciences), and Professor of                      AMR Corporation;
Office of the President                                         Medicine and Psychiatry                          Director,
100 College Hall                                                (School of Medicine),                            Electronic
Philadelphia, PA 19104-6380                                     University of Pennsylvania                       Data Systems
Age: 58                                                         (1994-present); Provost                          Corporation.
                                                                (1992-1994), Dean of Graduate
                                                                School of Arts and Sciences
                                                                (1991-1992), and Chair of
                                                                Psychology Department
                                                                (1989-1991), Yale University.
------------------------------------------------------------------------------------------------------------------------------------
David R. Wilmerding, Jr.       Trustee and      Since 1996      Chairman, Wilmerding &                44(4)
Rosemont Business Campus       Chairman of the                  Associates, Inc. (investment
Building One, Suite 100        Board                            advisers) since 1989;
919 Conestoga Road                                              Director, Beaver Management
Rosemont, PA 19010                                              Corporation (land management
Age: 67                                                         corporation); Managing General
                                                                Partner, Chestnut Street
                                                                Exchange Fund; Director,
                                                                Peoples First, The Peoples
                                                                Bank of Oxford; Director
                                                                Emeritus, The Mutual Fire,
                                                                Marine and Inland Insurance
                                                                Company.
------------------------------------------------------------------------------------------------------------------------------------

* William O. Albertini, a disinterested Trustee of the Fund since 1996, resigned from the board in November 2002.

                                 BLACKROCK FUNDS

                           FUND MANAGEMENT (CONCLUDED)

----------------------------------------------------------------------------------------------
                                                  TERM OF
                                                OFFICE (3)
   NAME, ADDRESS,             POSITION(S)       AND LENGTH      PRINCIPAL OCCUPATION(S)
        AGE                 HELD WITH FUND       OF TIME        DURING PAST FIVE YEARS
                                                  SERVED
----------------------------------------------------------------------------------------------
                                    OFFICERS WHO ARE NOT TRUSTEES
----------------------------------------------------------------------------------------------
Paul Audet                     Treasurer        Since 2002      Managing Director and Chief
BlackRock, Inc.                                                 Financial Officer of
40 E. 52nd Street                                               BlackRock, Inc. since 1998;
New York, NY 10022                                              Treasurer of BlackRock
Age: 49                                                         Provident Institutional Funds
                                                                since 2001; Senior Vice
                                                                President of PNC Bank Corp.
                                                                from 1991 to 1998.
----------------------------------------------------------------------------------------------
Anne Ackerley                  Assistant        Since 2000      Managing Director, BlackRock
BlackRock, Inc.                Secretary                        Advisors, Inc. since May 2000;
40 E. 52nd Street                                               First Vice President and
New York, NY 10022                                              Operating Officer, Mergers and
Age: 40                                                         Acquisitions Group
                                                                (1997-2000), First Vice
                                                                President and Operating
                                                                Officer, Public Finance Group
                                                                (1995-1997), and First Vice
                                                                President, Emerging Markets
                                                                Fixed Income Research
                                                                (1994-1995), Merrill Lynch &
                                                                Co.
----------------------------------------------------------------------------------------------
Ellen L. Corson                Assistant        Since 1998      Vice President and Director of
PFPC Inc.                      Treasurer                        Mutual Fund Accounting and
103 Bellevue Parkway                                            Administration, PFPC Inc.
Wilmington, DE 19809                                            since November 1997; Assistant
Age: 38                                                         Vice President, PFPC Inc. from
                                                                March 1997 to November 1997;
                                                                Senior Accounting Officer,
                                                                PFPC Inc. from March 1993 to
                                                                March 1997.
----------------------------------------------------------------------------------------------
Brian P. Kindelan              Secretary        Since 1997      Director and Senior Counsel
BlackRock Advisors, Inc.                                        (since January 2001), and Vice
100 Bellevue Parkway                                            President and Senior Counsel
Wilmington, DE 19809                                            (1998-2000), BlackRock
Age: 43                                                         Advisors, Inc.; Senior
                                                                Counsel, PNC Bank Corp. from
                                                                May 1995 to April 1998;
                                                                Associate, Stradley, Ronon,
                                                                Stevens & Young, LLP from
                                                                March 1990 to May 1995.
----------------------------------------------------------------------------------------------

(1) Mr. Clark may be deemed an interested person of the Fund due to certain family relationships with employees of PNC Bank.
(2) Mr. Fink is an interested person of the Fund due to his position at BlackRock, Inc.
(3) Each Trustee holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Trustees are elected and until his or her successor is elected and qualified and (2) such time as such Trustee resigns or his or her term as a Trustee is terminated in accordance with the Fund's code of regulations and Declaration of Trust. Each officer holds office for an indefinite term until he or she (1) is replaced by the Board of Trustees or (2) resigns.
(4) Includes 43 Portfolios of the Fund and one Portfolio of Chestnut Street Exchange Fund, which is managed by BlackRock Financial Management, Inc. and BlackRock Institutional Management Corporation.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

Investment Adviser
   BlackRock Advisors,Inc.
   Wilmington, Delaware 19809

Sub-Adviser
   BlackRock Financial Management,Inc.
   New York, New York 10022

Custodian
   PFPC Trust Co.
   Philadelphia,Pennsylvania 19153



Co-Administrator and Transfer Agent
   PFPCInc.
   Wilmington,Delaware 19809

Distributor
   BlackRock Distributors, Inc.
   King of Prussia, Pennsylvania 19406

Co-Administrator
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809

Counsel
   Simpson Thacher & Bartlett
   New York, New York 10017

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia,Pennsylvania 19103

The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements to shareholders with multiple accounts at the same address. This practice is known as "householding" and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your BlackRock Funds shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at 1-800-441-7762.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $18 BILLION IN 39 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING.

STOCK PORTFOLIOS
-----------------------
      Large Cap Value Equity
      Large Cap Growth Equity
      Mid-Cap Value Equity
      Mid-Cap Growth Equity
      Small Cap Value Equity
      Small Cap Growth Equity
      U.S. Opportunities (Formerly Micro-Cap Equity)
      Global Science &Technology Opportunities
         (Formerly Global Science & Technology)
      European Equity
      International Equity
      International Opportunities
         (Formerly International Small Cap Equity)
      Asia Pacific Equity
      Select Equity
      Index Equity

STOCK &BOND PORTFOLIOS
-----------------------
         Balanced

BOND PORTFOLIOS
-----------------------
      Low Duration Bond
      Intermediate Government Bond
      Intermediate Bond
      Government Income
      GNMA
      Managed Income
      Core Bond Total Return
      Core PLUS Total Return
      International Bond
      High Yield Bond

TAX-FREE BOND PORTFOLIOS
-----------------------
      Tax-Free Income
      Pennsylvania Tax-Free Income
      New Jersey Tax-Free Income

      Ohio Tax-Free Income
      Delaware Tax-Free Income
      Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
-----------------------
      Money Market
      U.S. Treasury Money Market
      Municipal Money Market
      New Jersey Municipal Money Market

      North Carolina Municipal Money Market
      Ohio Municipal Money Market
      Pennsylvania Municipal Money Market
      Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Educational and Simple IRA's.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 39 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734).

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

[GRAPHIC OMITTED]

BLACKROCK
FUNDS

P.O. Box 9819
Providence, RI 02940-8019

                                                                 PRSRT STD
                                                               U.S. POSTAGE
                                                                   PAID
                                                              N. READING, MA
                                                                PERMIT #105


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                      BND-ANN1-L